UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Domestic Equity Funds

Semi-Annual Report

April 30, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2018 through April 30, 2019.

Market Review

During the six months ended April 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 9.76%. The strong returns for the period were generated despite the Index losing nearly 20% through a volatile fourth quarter (2018 marked the first year of negative returns for the Index since 2008).

In our view, a key component of stocks’ impressive turnaround in 2019 was a change in U.S. Federal Reserve (Fed) monetary policy. From 2015 to 2018, the Fed had been gradually increasing interest rates from near zero in the wake of the global financial crisis. In March, the Fed indicated it will not continue to raise rates. In addition, GDP grew at 3.2% in the first quarter and the unemployment rate fell to 3.6% in April – a 49-year low.2 Stocks rallied on this evidence that the U.S. economy appears to have shaken off any lingering effects of the U.S. government shutdown.

However, slowing global growth and uncertainty surrounding domestic and foreign politics are likely to continue playing a key role in market movements this year. For example, trade tensions with China have already caused sporadic volatility, and the threat of ongoing tariffs could cause further uneasiness. Abroad, the still unresolved “Brexit” undertaking for the United Kingdom to leave the European Union, slowing growth in Germany, and a recession in Italy may negatively impact global markets.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

[2]	Source: Bureau of Labor Statistics, 5/19

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	13.72%	13.72%	9.53%	13.11%
Class A3	7.46%	7.46%	8.30%	12.47%
Class C2	13.24%	12.85%	8.73%	12.30%
Class C3	12.33%	11.95%	8.73%	12.30%
Class I2	13.88%	14.03%	9.86%	13.44%
Class R3[2]	13.50%	13.31%	9.18%	12.78%
Class R4[2]	13.68%	13.65%	9.51%	13.12%
Class R5[2]	13.86%	13.99%	9.84%	13.46%
Class R6[2]	13.93%	14.13%	9.93%	13.57%
Class Y2	13.89%	14.10%	9.93%	13.57%
Class F2	13.93%	14.14%	9.90%	13.47%
Russell 3000 Index	9.71%	12.68%	11.20%	15.29%
S&P 500 Index	9.76%	13.49%	11.63%	15.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.82%	1.82%
Class I	0.79%	0.79%
Class R3	1.43%	1.43%
Class R4	1.11%	1.11%
Class R5	0.81%	0.81%
Class R6	0.71%	0.71%
Class Y	0.80%	0.75%
Class F	0.71%	0.71%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.4%
Consumer Discretionary	15.0
Consumer Staples	7.8
Energy	0.9
Financials	10.6
Health Care	16.4
Industrials	11.4
Information Technology	18.5
Materials	3.7
Real Estate	4.3
Utilities	2.1

Total	98.1%

Short-Term Investments	1.9
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

1

Hartford Core Equity Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 4/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	11.09%	14.58%	12.40%	15.59%
Class A3	4.98%	8.28%	11.13%	14.94%
Class C2	10.64%	13.74%	11.58%	14.75%
Class C3	9.64%	12.74%	11.58%	14.75%
Class I2	11.22%	14.91%	12.64%	15.72%
Class R3[2]	10.89%	14.19%	12.04%	15.34%
Class R4[2]	11.07%	14.54%	12.40%	15.65%
Class R5[2]	11.22%	14.87%	12.73%	16.01%
Class R6[2]	11.28%	15.00%	12.79%	16.08%
Class Y2	11.25%	14.97%	12.78%	16.07%
Class F2	11.28%	15.00%	12.69%	15.75%
S&P 500 Index	9.76%	13.49%	11.63%	15.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.75%	0.75%
Class C	1.49%	1.49%
Class I	0.47%	0.47%
Class R3	1.10%	1.10%
Class R4	0.79%	0.79%
Class R5	0.49%	0.49%
Class R6	0.39%	0.39%
Class Y	0.48%	0.45%
Class F	0.39%	0.39%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.9%
Consumer Discretionary	9.1
Consumer Staples	10.3
Energy	1.9
Financials	13.8
Health Care	15.6
Industrials	8.9
Information Technology	20.3
Materials	2.1
Real Estate	2.1
Utilities	4.8

Total	96.8%

Short-Term Investments	3.0
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

The Hartford Dividend and Growth Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	8.40%	10.69%	9.34%	13.35%
Class A3	2.43%	4.60%	8.11%	12.71%
Class C2	7.93%	9.79%	8.51%	12.50%
Class C3	6.97%	8.81%	8.51%	12.50%
Class I2	8.53%	10.95%	9.59%	13.63%
Class R3[2]	8.15%	10.26%	8.96%	12.99%
Class R4[2]	8.35%	10.56%	9.29%	13.34%
Class R5[2]	8.52%	10.94%	9.63%	13.68%
Class R6[2]	8.57%	11.05%	9.72%	13.78%
Class Y2	8.54%	11.01%	9.71%	13.78%
Class F2	8.55%	11.06%	9.63%	13.65%
S&P 500 Index	9.76%	13.49%	11.63%	15.32%
Russell 1000 Value Index	7.90%	9.06%	8.27%	13.76%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.76%	1.76%
Class I	0.73%	0.73%
Class R3	1.35%	1.35%
Class R4	1.05%	1.05%
Class R5	0.74%	0.74%
Class R6	0.65%	0.65%
Class Y	0.74%	0.69%
Class F	0.64%	0.64%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.1%
Consumer Discretionary	5.3
Consumer Staples	5.4
Energy	7.9
Financials	20.7
Health Care	13.6
Industrials	9.3
Information Technology	13.9
Materials	3.8
Real Estate	2.6
Utilities	4.6

Total	96.2%

Short-Term Investments	3.7
Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Equity Income Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 8/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	9.55%	9.83%	8.44%	13.59%
Class A3	3.53%	3.79%	7.22%	12.95%
Class C2	9.10%	9.01%	7.63%	12.77%
Class C3	8.10%	8.01%	7.63%	12.77%
Class I2	9.60%	10.02%	8.69%	13.88%
Class R3[2]	9.33%	9.40%	8.05%	13.20%
Class R4[2]	9.48%	9.72%	8.37%	13.56%
Class R5[2]	9.66%	10.12%	8.71%	13.92%
Class R6[2]	9.75%	10.21%	8.82%	14.02%
Class Y2	9.71%	10.15%	8.80%	14.01%
Class F2	9.69%	10.15%	8.75%	13.91%
Russell 1000 Value Index	7.90%	9.06%	8.27%	13.76%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.75%	1.75%
Class I	0.75%	0.75%
Class R3	1.37%	1.37%
Class R4	1.06%	1.06%
Class R5	0.76%	0.76%
Class R6	0.66%	0.66%
Class Y	0.77%	0.71%
Class F	0.66%	0.66%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.5%
Consumer Discretionary	2.3
Consumer Staples	8.1
Energy	9.8
Financials	20.7
Health Care	16.5
Industrials	10.9
Information Technology	10.4
Materials	3.1
Real Estate	1.9
Utilities	7.7

Total	97.9%

Short-Term Investments	1.8
Other Assets & Liabilities	0.3

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Growth Opportunities Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 3/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	18.13%	21.41%	15.70%	17.16%
Class A3	11.63%	14.73%	14.39%	16.50%
Class C2	17.69%	20.48%	14.85%	16.32%
Class C3	16.96%	19.73%	14.85%	16.32%
Class I2	18.26%	21.71%	15.97%	17.48%
Class R3[2]	17.93%	21.01%	15.32%	16.83%
Class R4[2]	18.08%	21.34%	15.67%	17.19%
Class R5[2]	18.27%	21.72%	16.01%	17.54%
Class R6[2]	18.33%	21.85%	16.11%	17.65%
Class Y2	18.30%	21.80%	16.11%	17.65%
Class F2	18.35%	21.85%	16.03%	17.50%
Russell 3000 Growth Index	11.81%	16.61%	14.17%	16.83%
Russell 1000 Growth Index	12.09%	17.43%	14.50%	16.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.85%	1.85%
Class I	0.83%	0.83%
Class R3	1.46%	1.46%
Class R4	1.15%	1.15%
Class R5	0.85%	0.85%
Class R6	0.74%	0.74%
Class Y	0.82%	0.79%
Class F	0.74%	0.74%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.5%
Consumer Discretionary	21.2
Consumer Staples	3.2
Financials	2.7
Health Care	17.2
Industrials	6.1
Information Technology	29.7
Real Estate	0.9

Total	94.5%

Short-Term Investments	6.7
Other Assets & Liabilities	(1.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Healthcare Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 5/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	5.48%	7.29%	10.50%	16.61%
Class A3	-0.32%	1.39%	9.26%	15.95%
Class C2	5.07%	6.48%	9.69%	15.78%
Class C3	4.12%	5.51%	9.69%	15.78%
Class I2	5.62%	7.58%	10.80%	16.95%
Class R3[2]	5.30%	6.94%	10.15%	16.30%
Class R4[2]	5.46%	7.25%	10.49%	16.66%
Class R5[2]	5.58%	7.55%	10.81%	17.00%
Class R6[2]	5.67%	7.67%	10.92%	17.11%
Class Y2	5.65%	7.65%	10.92%	17.11%
Class F2	5.70%	7.69%	10.85%	16.98%
S&P Composite 1500 Health Care Index	1.28%	10.30%	11.28%	16.61%
S&P 500 Index	9.76%	13.49%	11.63%	15.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/19. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.28%	1.28%
Class C	2.03%	2.03%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.30%	1.30%
Class R5	1.02%	1.02%
Class R6	0.90%	0.90%
Class Y	1.01%	0.96%
Class F	0.90%	0.90%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Subsector(1)

as of April 30, 2019

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	25.0%
Health Care Equipment & Supplies	23.3
Health Care Providers & Services	16.1
Health Care Technology	2.5
Life Sciences Tools & Services	5.9
Pharmaceuticals	21.4

Total	94.2%

Short-Term Investments	6.7
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

6

The Hartford MidCap Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	14.89%	11.47%	11.61%	15.31%
Class A3	8.57%	5.34%	10.35%	14.66%
Class C2	14.42%	10.59%	10.78%	14.49%
Class C3	13.47%	9.66%	10.78%	14.49%
Class I2	15.06%	11.77%	11.88%	15.60%
Class R3[2]	14.70%	11.10%	11.24%	14.98%
Class R4[2]	14.86%	11.41%	11.58%	15.33%
Class R5[2]	15.04%	11.77%	11.92%	15.67%
Class R6[2]	15.12%	11.88%	12.04%	15.79%
Class Y2	15.07%	11.80%	12.01%	15.78%
Class F2	15.11%	11.86%	11.93%	15.63%
S&P MidCap 400 Index	8.91%	6.99%	9.49%	15.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 5/29/09. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.86%	1.86%
Class I	0.82%	0.82%
Class R3	1.47%	1.47%
Class R4	1.16%	1.16%
Class R5	0.85%	0.85%
Class R6	0.75%	0.75%
Class Y	0.85%	0.79%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	7.5
Energy	2.4
Financials	13.8
Health Care	19.4
Industrials	18.2
Information Technology	29.8
Materials	2.8
Real Estate	1.9
Utilities	2.4

Total	99.9%

Short-Term Investments	0.4
Other Assets & Liabilities	(0.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

The Hartford MidCap Value Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 4/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	9.15%	3.32%	5.55%	13.25%
Class A3	3.14%	-2.36%	4.37%	12.62%
Class C2	8.78%	2.53%	4.78%	12.43%
Class C3	7.85%	1.65%	4.78%	12.43%
Class I2	9.32%	3.61%	5.85%	13.58%
Class R3[2]	9.03%	3.01%	5.26%	13.05%
Class R4[2]	9.15%	3.30%	5.58%	13.36%
Class R5[2]	9.28%	3.56%	5.89%	13.65%
Class Y2	9.38%	3.67%	5.98%	13.74%
Class F2	9.39%	3.74%	5.93%	13.62%
Russell MidCap Value Index	8.28%	5.76%	7.83%	14.98%
Russell 2500 Value Index	6.11%	4.28%	7.00%	13.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective 3/31/19, the Russell 2500 Value Index is no longer one of the Fund’s benchmarks. Hartford Funds Management Company, LLC, the investment manager, believes that the Russell MidCap Value Index better reflects the Fund’s investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.22%	1.22%
Class C	1.98%	1.98%
Class I	0.90%	0.90%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.91%	0.91%
Class Y	0.91%	0.85%
Class F	0.80%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.6%
Consumer Discretionary	5.3
Consumer Staples	2.8
Energy	7.3
Financials	19.3
Health Care	5.3
Industrials	12.9
Information Technology	14.9
Materials	8.4
Real Estate	11.7
Utilities	6.6

Total	98.1%

Short-Term Investments	1.9
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

Hartford Quality Value Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 1/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	8.12%	7.53%	6.14%	13.13%
Class A3	2.17%	1.61%	4.95%	12.49%
Class C2	7.69%	6.75%	5.37%	12.30%
Class C3	6.69%	5.75%	5.37%	12.30%
Class I2	8.32%	7.94%	6.50%	13.49%
Class R3[2]	7.94%	7.25%	5.83%	12.84%
Class R4[2]	8.16%	7.58%	6.17%	13.20%
Class R5[2]	8.27%	7.91%	6.48%	13.53%
Class R6[2]	8.34%	8.03%	6.59%	13.61%
Class Y2	8.32%	7.96%	6.57%	13.59%
Class F2	8.35%	8.02%	6.54%	13.51%
Russell 1000 Value Index	7.90%	9.06%	8.27%	13.76%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/1/17.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.98%	0.96%
Class C	1.74%	1.71%
Class I	0.64%	0.64%
Class R3	1.27%	1.18%
Class R4	0.97%	0.88%
Class R5	0.67%	0.63%
Class R6	0.55%	0.46%
Class Y	0.66%	0.57%
Class F	0.55%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.2%
Consumer Discretionary	4.3
Consumer Staples	7.5
Energy	9.4
Financials	21.7
Health Care	13.1
Industrials	9.8
Information Technology	13.0
Materials	4.0
Real Estate	3.2
Utilities	5.8

Total	97.0%

Short-Term Investments	3.5
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

The Hartford Small Cap Growth Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 1/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	10.44%	7.63%	9.66%	16.28%
Class A3	4.37%	1.71%	8.43%	15.62%
Class C2	10.03%	6.88%	8.90%	15.44%
Class C3	9.28%	6.15%	8.90%	15.44%
Class I2	10.64%	8.03%	10.00%	16.61%
Class R3[2]	10.29%	7.35%	9.37%	15.98%
Class R4[2]	10.47%	7.69%	9.72%	16.34%
Class R5[2]	10.63%	8.01%	10.05%	16.69%
Class R6[2]	10.68%	8.11%	10.13%	16.78%
Class Y2	10.66%	8.07%	10.14%	16.78%
Class F2	10.70%	8.13%	10.06%	16.64%
Russell 2000 Growth Index	8.27%	6.91%	10.22%	15.24%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.22%	1.22%
Class C	1.90%	1.90%
Class I	0.84%	0.84%
Class R3	1.48%	1.48%
Class R4	1.17%	1.17%
Class R5	0.87%	0.87%
Class R6	0.77%	0.77%
Class Y	0.86%	0.80%
Class F	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	0.6%
Consumer Discretionary	13.9
Consumer Staples	3.5
Energy	1.4
Financials	9.7
Health Care	25.4
Industrials	15.8
Information Technology	21.3
Materials	3.0
Real Estate	2.9

Total	97.5%

Short-Term Investments	2.6
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Small Cap Value Fund (formerly, Hartford Small Cap Core Fund)

Fund Overview

April 30, 2019 (Unaudited)

Inception 1/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	7.46%	7.54%	6.29%	13.15%
Class A3	1.55%	1.62%	5.09%	12.51%
Class C2	7.06%	6.80%	5.50%	12.32%
Class C3	6.30%	6.05%	5.50%	12.32%
Class I2	7.67%	7.91%	6.57%	13.30%
Class R3[2]	7.45%	7.45%	6.08%	13.11%
Class R4[2]	7.51%	7.58%	6.37%	13.35%
Class R5[2]	7.64%	7.94%	6.68%	13.61%
Class R6[2]	7.72%	8.02%	6.75%	13.64%
Class Y2	7.67%	7.97%	6.74%	13.64%
Class F2	7.70%	8.01%	6.61%	13.32%
Russell 2000 Value Index	3.77%	2.19%	6.94%	12.87%
Russell 2000 Index	6.06%	4.61%	8.63%	14.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 2/1/10, at least 80% of its assets in common stocks of mid-capitalization companies and prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies. Performance information prior to 11/1/18 includes the Fund’s performance when the Fund used a quantitative multifactor approach to bottom-up stock selection and pursued different principal investment strategies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Effective 11/1/18, the Fund changed its benchmark to the Russell 2000 Value Index from the Russell 2000 Index because Hartford Funds Management Company, LLC, the investment manager, believes it better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.30%	1.30%
Class C	2.08%	2.05%
Class I	0.98%	0.98%
Class R3	1.58%	1.50%
Class R4	1.28%	1.20%
Class R5	0.98%	0.90%
Class R6	0.87%	0.80%
Class Y	0.97%	0.85%
Class F	0.86%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.8%
Consumer Discretionary	13.3
Consumer Staples	3.7
Financials	25.9
Health Care	5.0
Industrials	19.3
Information Technology	18.7
Materials	3.5
Real Estate	5.4

Total	98.6%

Short-Term Investments	1.9
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

The Hartford Small Company Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 7/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	15.03%	17.36%	9.36%	14.13%
Class A3	8.70%	10.90%	8.13%	13.48%
Class C2	14.60%	16.48%	8.55%	13.30%
Class C3	13.76%	15.63%	8.55%	13.30%
Class I2	15.22%	17.69%	9.63%	14.42%
Class R3[2]	14.97%	17.12%	9.14%	13.92%
Class R4[2]	15.15%	17.48%	9.48%	14.27%
Class R5[2]	15.28%	17.81%	9.80%	14.60%
Class R6[2]	15.30%	17.88%	9.88%	14.70%
Class Y2	15.31%	17.89%	9.88%	14.70%
Class F2	15.31%	17.83%	9.71%	14.46%
Russell 2000 Growth Index	8.27%	6.91%	10.22%	15.24%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.35%	1.35%
Class C	2.13%	2.13%
Class I	1.08%	1.08%
Class R3	1.64%	1.56%
Class R4	1.33%	1.26%
Class R5	1.04%	0.96%
Class R6	0.92%	0.91%
Class Y	1.00%	0.96%
Class F	0.92%	0.91%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/19.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.3%
Consumer Discretionary	18.0
Consumer Staples	2.6
Energy	0.7
Financials	7.2
Health Care	23.3
Industrials	13.2
Information Technology	22.5
Materials	3.4
Real Estate	4.0

Total	96.2%

Short-Term Investments	3.0
Other Assets & Liabilities	0.8

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford Domestic Equity Funds

Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) The Russell 2000 Value Index is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest U.S. companies based on their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

13

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2018 through April 30, 2019, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
The Hartford Capital Appreciation Fund

Class A	$1,000.00	$1,137.20	$5.67	$1,000.00	$1,019.49	$5.36	1.07%
Class C	$1,000.00	$1,132.40	$10.20	$1,000.00	$1,015.22	$9.64	1.93%
Class I	$1,000.00	$1,138.80	$4.24	$1,000.00	$1,020.83	$4.01	0.80%
Class R3	$1,000.00	$1,135.00	$7.52	$1,000.00	$1,017.75	$7.10	1.42%
Class R4	$1,000.00	$1,136.80	$5.88	$1,000.00	$1,019.29	$5.56	1.11%
Class R5	$1,000.00	$1,138.60	$4.30	$1,000.00	$1,020.78	$4.06	0.81%
Class R6	$1,000.00	$1,139.30	$3.71	$1,000.00	$1,021.32	$3.51	0.70%
Class Y	$1,000.00	$1,138.90	$3.87	$1,000.00	$1,021.18	$3.66	0.73%
Class F	$1,000.00	$1,139.30	$3.71	$1,000.00	$1,021.32	$3.51	0.70%

Hartford Core Equity Fund

Class A	$1,000.00	$1,110.90	$3.82	$1,000.00	$1,021.18	$3.66	0.73%
Class C	$1,000.00	$1,106.40	$7.73	$1,000.00	$1,017.46	$7.40	1.48%
Class I	$1,000.00	$1,112.20	$2.41	$1,000.00	$1,022.51	$2.31	0.46%
Class R3	$1,000.00	$1,108.90	$5.70	$1,000.00	$1,019.39	$5.46	1.09%
Class R4	$1,000.00	$1,110.70	$3.98	$1,000.00	$1,021.03	$3.81	0.76%
Class R5	$1,000.00	$1,112.20	$2.57	$1,000.00	$1,022.37	$2.46	0.49%
Class R6	$1,000.00	$1,112.80	$2.04	$1,000.00	$1,022.86	$1.96	0.39%
Class Y	$1,000.00	$1,112.50	$2.20	$1,000.00	$1,022.71	$2.11	0.42%
Class F	$1,000.00	$1,112.80	$1.99	$1,000.00	$1,022.91	$1.91	0.38%

14

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019		Annualized expense ratio
The Hartford Dividend and Growth Fund

Class A	$1,000.00	$1,084.00	$5.12		$1,000.00	$1,019.89	$4.96		0.99%
Class C	$1,000.00	$1,079.30	$9.43		$1,000.00	$1,015.72	$9.15		1.83%
Class I	$1,000.00	$1,085.30	$3.77		$1,000.00	$1,021.18	$3.66		0.73%
Class R3	$1,000.00	$1,081.50	$6.97		$1,000.00	$1,018.10	$6.76		1.35%
Class R4	$1,000.00	$1,083.50	$5.42		$1,000.00	$1,019.59	$5.26		1.05%
Class R5	$1,000.00	$1,085.20	$3.83		$1,000.00	$1,021.13	$3.71		0.74%
Class R6	$1,000.00	$1,085.70	$3.31		$1,000.00	$1,021.62	$3.21		0.64%
Class Y	$1,000.00	$1,085.40	$3.52		$1,000.00	$1,021.42	$3.41		0.68%
Class F	$1,000.00	$1,085.50	$3.31		$1,000.00	$1,021.62	$3.21		0.64%

The Hartford Equity Income Fund

Class A	$1,000.00	$1,095.50	$5.20		$1,000.00	$1,019.84	$5.01		1.00%
Class C	$1,000.00	$1,091.00	$9.18		$1,000.00	$1,016.02	$8.85		1.77%
Class I	$1,000.00	$1,096.00	$4.11		$1,000.00	$1,020.88	$3.96		0.79%
Class R3	$1,000.00	$1,093.30	$7.11		$1,000.00	$1,018.00	$6.85		1.37%
Class R4	$1,000.00	$1,094.80	$5.51		$1,000.00	$1,019.54	$5.31		1.06%
Class R5	$1,000.00	$1,096.60	$3.95		$1,000.00	$1,021.03	$3.81		0.76%
Class R6	$1,000.00	$1,097.50	$3.43		$1,000.00	$1,021.52	$3.31		0.66%
Class Y	$1,000.00	$1,097.10	$3.69		$1,000.00	$1,021.27	$3.56		0.71%
Class F	$1,000.00	$1,096.90	$3.43		$1,000.00	$1,021.52	$3.31		0.66%

The Hartford Growth Opportunities Fund

Class A	$1,000.00	$1,181.30	$6.00		$1,000.00	$1,019.29	$5.56		1.11%
Class C	$1,000.00	$1,176.90	$10.15		$1,000.00	$1,015.47	$9.39		1.88%
Class I	$1,000.00	$1,182.60	$4.60		$1,000.00	$1,020.58	$4.26		0.85%
Class R3	$1,000.00	$1,179.30	$7.84		$1,000.00	$1,017.60	$7.25		1.45%
Class R4	$1,000.00	$1,180.80	$6.22		$1,000.00	$1,019.09	$5.76		1.15%
Class R5	$1,000.00	$1,182.70	$4.60		$1,000.00	$1,020.58	$4.26		0.85%
Class R6	$1,000.00	$1,183.30	$4.06		$1,000.00	$1,021.08	$3.76		0.75%
Class Y	$1,000.00	$1,183.00	$4.22		$1,000.00	$1,020.93	$3.91		0.78%
Class F	$1,000.00	$1,183.50	$4.06		$1,000.00	$1,021.08	$3.76		0.75%

The Hartford Healthcare Fund

Class A	$1,000.00	$1,054.80	$6.57		$1,000.00	$1,018.40	$6.46		1.29%
Class C	$1,000.00	$1,050.70	$10.53		$1,000.00	$1,014.53	$10.34		2.07%
Class I	$1,000.00	$1,056.20	$5.15		$1,000.00	$1,019.79	$5.06		1.01%
Class R3	$1,000.00	$1,053.00	$8.20		$1,000.00	$1,016.81	$8.05		1.61%
Class R4	$1,000.00	$1,054.60	$6.67		$1,000.00	$1,018.30	$6.56		1.31%
Class R5	$1,000.00	$1,055.80	$5.20		$1,000.00	$1,019.74	$5.11		1.02%
Class R6(1)	$1,000.00	$989.20	$1.50	(2)	$1,000.00	$1,020.33	$4.51	(3)	0.90%
Class Y	$1,000.00	$1,056.50	$4.74		$1,000.00	$1,020.18	$4.66		0.93%
Class F	$1,000.00	$1,057.00	$4.59		$1,000.00	$1,020.33	$4.51		0.90%

The Hartford MidCap Fund

Class A	$1,000.00	$1,148.90	$5.86		$1,000.00	$1,019.34	$5.51		1.10%
Class C	$1,000.00	$1,144.20	$9.99		$1,000.00	$1,015.47	$9.39		1.88%
Class I	$1,000.00	$1,150.60	$4.43		$1,000.00	$1,020.68	$4.16		0.83%
Class R3	$1,000.00	$1,147.00	$7.72		$1,000.00	$1,017.60	$7.25		1.45%
Class R4	$1,000.00	$1,148.60	$6.07		$1,000.00	$1,019.14	$5.71		1.14%
Class R5	$1,000.00	$1,150.40	$4.48		$1,000.00	$1,020.63	$4.21		0.84%
Class R6	$1,000.00	$1,151.20	$3.95		$1,000.00	$1,021.13	$3.71		0.74%
Class Y	$1,000.00	$1,150.70	$4.21		$1,000.00	$1,020.88	$3.96		0.79%
Class F	$1,000.00	$1,151.10	$3.95		$1,000.00	$1,021.13	$3.71		0.74%

15

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
The Hartford MidCap Value Fund

Class A	$1,000.00	$1,091.50	$6.33	$1,000.00	$1,018.75	$6.11	1.22%
Class C	$1,000.00	$1,087.80	$10.56	$1,000.00	$1,014.68	$10.19	2.04%
Class I	$1,000.00	$1,093.20	$4.77	$1,000.00	$1,020.23	$4.61	0.92%
Class R3	$1,000.00	$1,090.30	$7.88	$1,000.00	$1,017.26	$7.60	1.52%
Class R4	$1,000.00	$1,091.50	$6.27	$1,000.00	$1,018.79	$6.06	1.21%
Class R5	$1,000.00	$1,092.80	$4.83	$1,000.00	$1,020.18	$4.66	0.93%
Class Y	$1,000.00	$1,093.80	$4.46	$1,000.00	$1,020.53	$4.31	0.86%
Class F	$1,000.00	$1,093.90	$4.15	$1,000.00	$1,020.83	$4.01	0.80%

Hartford Quality Value Fund

Class A	$1,000.00	$1,081.20	$4.59	$1,000.00	$1,020.38	$4.46	0.89%
Class C	$1,000.00	$1,076.90	$8.70	$1,000.00	$1,016.41	$8.45	1.69%
Class I	$1,000.00	$1,083.20	$2.94	$1,000.00	$1,021.97	$2.86	0.57%
Class R3	$1,000.00	$1,079.40	$5.98	$1,000.00	$1,019.04	$5.81	1.16%
Class R4	$1,000.00	$1,081.60	$4.49	$1,000.00	$1,020.48	$4.36	0.87%
Class R5	$1,000.00	$1,082.70	$2.94	$1,000.00	$1,021.97	$2.86	0.57%
Class R6	$1,000.00	$1,083.40	$2.38	$1,000.00	$1,022.51	$2.31	0.46%
Class Y	$1,000.00	$1,083.20	$2.63	$1,000.00	$1,022.27	$2.56	0.51%
Class F	$1,000.00	$1,083.50	$2.38	$1,000.00	$1,022.51	$2.31	0.46%

The Hartford Small Cap Growth Fund

Class A	$1,000.00	$1,104.40	$6.37	$1,000.00	$1,018.75	$6.11	1.22%
Class C	$1,000.00	$1,100.30	$10.15	$1,000.00	$1,015.13	$9.74	1.95%
Class I	$1,000.00	$1,106.40	$4.44	$1,000.00	$1,020.58	$4.26	0.85%
Class R3	$1,000.00	$1,102.90	$7.66	$1,000.00	$1,017.51	$7.35	1.47%
Class R4	$1,000.00	$1,104.70	$6.11	$1,000.00	$1,018.99	$5.86	1.17%
Class R5	$1,000.00	$1,106.30	$4.49	$1,000.00	$1,020.53	$4.31	0.86%
Class R6	$1,000.00	$1,106.80	$3.97	$1,000.00	$1,021.03	$3.81	0.76%
Class Y	$1,000.00	$1,106.60	$4.18	$1,000.00	$1,020.83	$4.01	0.80%
Class F	$1,000.00	$1,107.00	$3.97	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Small Cap Value Fund

Class A	$1,000.00	$1,074.60	$6.43	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,070.60	$10.47	$1,000.00	$1,014.68	$10.19	2.04%
Class I	$1,000.00	$1,076.70	$4.69	$1,000.00	$1,020.28	$4.56	0.91%
Class R3	$1,000.00	$1,074.50	$7.15	$1,000.00	$1,017.90	$6.95	1.39%
Class R4	$1,000.00	$1,075.10	$6.17	$1,000.00	$1,018.84	$6.01	1.20%
Class R5	$1,000.00	$1,076.40	$4.63	$1,000.00	$1,020.33	$4.51	0.90%
Class R6	$1,000.00	$1,077.20	$4.12	$1,000.00	$1,020.83	$4.01	0.80%
Class Y	$1,000.00	$1,076.70	$4.38	$1,000.00	$1,020.58	$4.26	0.85%
Class F	$1,000.00	$1,077.00	$4.12	$1,000.00	$1,020.83	$4.01	0.80%

16

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
The Hartford Small Company Fund

Class A	$1,000.00	$1,150.30	$7.09	$1,000.00	$1,018.20	$6.66	1.33%
Class C	$1,000.00	$1,146.00	$11.33	$1,000.00	$1,014.23	$10.64	2.13%
Class I	$1,000.00	$1,152.20	$5.76	$1,000.00	$1,019.44	$5.41	1.08%
Class R3	$1,000.00	$1,149.70	$8.26	$1,000.00	$1,017.11	$7.75	1.55%
Class R4	$1,000.00	$1,151.50	$6.67	$1,000.00	$1,018.60	$6.26	1.25%
Class R5	$1,000.00	$1,152.80	$5.07	$1,000.00	$1,020.08	$4.76	0.95%
Class R6	$1,000.00	$1,153.00	$4.80	$1,000.00	$1,020.33	$4.51	0.90%
Class Y(4)	$1,000.00	$1,153.10	$4.80	$1,000.00	$1,020.33	$4.51	0.90%
Class F	$1,000.00	$1,153.10	$4.80	$1,000.00	$1,020.33	$4.51	0.90%

(1)	Inception date of Class R6 shares was February 28, 2019.
(2)	Expenses paid during the period February 28, 2019 through April 30, 2019.
(3)

Please note that while Class R6 shares commenced operations on February 28, 2019, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2018 to April 30, 2019.

(4)

Effective May 1, 2019, a new transfer agency fee arrangement was implemented. Had the new arrangement been in effect during the period, the annualized expense ratio would have been 0.95%, and the expenses paid in the actual and hypothetical examples would have been $5.07 and $4.76, respectively.

17

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Automobiles & Components - 0.8%
383,530	Aptiv plc	$32,868,521
26,785	Cie Generale des Etablissements Michelin SCA	3,463,582
150,270	Delphi Technologies plc	3,325,475
88,615	Ferrari N.V.	12,018,989
190,160	Valeo S.A.(1)	6,916,637

		58,593,204

	Banks - 3.2%
2,606,182	Bank of America Corp.	79,697,046
69,296	First Republic Bank	7,319,043
375,156	HDFC Bank Ltd.	12,499,761
2,423	HDFC Bank Ltd. ADR	277,797
704,864	ING Groep N.V.(1)	8,994,083
314,709	JP Morgan Chase & Co.	36,521,979
1,461,478	KeyCorp.	25,648,939
455,919	PNC Financial Services Group, Inc.	62,428,989

		233,387,637

	Capital Goods - 4.2%
56,557	Airbus SE	7,744,330
296,352	General Dynamics Corp.	52,964,030
806,800	Harry’s Manufacturing, Inc.(2)(3)(4)	12,182,680
286,510	Ingersoll-Rand plc	35,128,991
143,525	L3 Technologies, Inc.	31,371,695
264,837	Lockheed Martin Corp.	88,278,117
148,292	Northrop Grumman Corp.	42,991,334
123,478	Rockwell Automation, Inc.	22,313,709
75,610	Safran S.A.	11,021,003

		303,995,889

	Commercial & Professional Services - 3.2%
124,348	CoStar Group, Inc.*	61,707,695
299,420	Equifax, Inc.	37,711,949
192,777	IHS Markit Ltd.*	11,038,411
155,726	Intertek Group plc	10,892,068
4,595	Klarna Holding AB(2)(3)(4)	793,480
171,795	Recruit Holdings Co., Ltd.	5,173,410
734,251	Republic Services, Inc.	60,810,668
316,974	TransUnion	22,077,239
205,858	Waste Connections, Inc.	19,097,447

		229,302,367

	Consumer Durables & Apparel - 3.5%
1,353,960	NIKE, Inc. Class B	118,918,307
112,789	Tapestry, Inc.	3,639,701
1,487,897	Under Armour, Inc. Class A*	34,355,542
2,979,490	Under Armour, Inc. Class C*	61,735,033
351,562	VF Corp.	33,190,968

		251,839,551

	Consumer Services - 4.3%
28,948	Chipotle Mexican Grill, Inc.*	19,917,382
33,545	Domino’s Pizza, Inc.	9,076,606
5,654,566	DraftKings, Inc.(2)(3)(4)	16,058,967
605,550	Hilton Worldwide Holdings, Inc.	52,676,795
911,645	Las Vegas Sands Corp.	61,125,797
91,567	Marriott International, Inc. Class A	12,491,570
284,959	Marriott Vacations Worldwide Corp.	30,100,219
417,797	McDonald’s Corp.	82,544,153
81,378	New Oriental Education & Technology Group, Inc. ADR*	7,768,344
172,542	Royal Caribbean Cruises Ltd.	20,867,230

		312,627,063

	Diversified Financials - 3.2%
861,448	American Express Co.	100,987,549
152,260	Intercontinental Exchange, Inc.	12,386,351

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Diversified Financials - 3.2% - (continued)
1,339,319	J2 Acquisition Ltd.*(5)	$11,819,490
1,087,552	Morgan Stanley	52,474,384
1,299,862	Natixis S.A.	7,659,749
429,854	State Street Corp.	29,083,922
336,967	TD Ameritrade Holding Corp.	17,717,725

		232,129,170

	Energy - 0.9%
172,778	Diamondback Energy, Inc.	18,381,851
1,349,112	Encana Corp.	9,345,196
265,674	EOG Resources, Inc.	25,517,988
190,132	Total S.A.	10,569,583

		63,814,618

	Food & Staples Retailing - 2.3%
149,485	Costco Wholesale Corp.	36,703,052
1,261,541	Walmart, Inc.	129,736,877

		166,439,929

	Food, Beverage & Tobacco - 4.4%
764,092	Altria Group, Inc.	41,513,118
1,607,553	Coca-Cola Co.	78,866,550
1,785,147	Diageo plc	75,257,732
406,392	Lamb Weston Holdings, Inc.	28,467,760
339,655	Monster Beverage Corp.*	20,243,438
577,710	PepsiCo., Inc.	73,975,766

		318,324,364

	Health Care Equipment & Services - 10.1%
336,902	Alcon, Inc.*(1)	19,607,696
167,832	Align Technology, Inc.*	54,491,694
878,770	Baxter International, Inc.	67,050,151
114,079	Becton Dickinson and Co.	27,463,378
388,928	Cerner Corp.*	25,844,266
595,123	Danaher Corp.	78,818,090
393,919	Haemonetics Corp.*	34,381,250
467,508	Hologic, Inc.*	21,683,021
447,957	Insulet Corp.*	38,636,291
23,621	Intuitive Surgical, Inc.*	12,061,591
147,343	Koninklijke Philips N.V.	6,327,457
1,318,287	Medtronic plc	117,077,069
243,412	Penumbra, Inc.*(1)	32,738,914
314,143	Stryker Corp.	59,344,754
71,203	Teleflex, Inc.	20,376,875
246,552	UnitedHealth Group, Inc.	57,463,875
269,957	Veeva Systems, Inc. Class A*	37,758,886
61,312	WellCare Health Plans, Inc.*	15,839,955

		726,965,213

	Household & Personal Products - 1.1%
945,708	Colgate-Palmolive Co.	68,838,086
123,520	Shiseido Co., Ltd.	9,715,832

		78,553,918

	Insurance - 4.1%
956,370	Aflac, Inc.	48,181,920
508,843	Arthur J Gallagher & Co.	42,549,452
500,305	Chubb Ltd.	72,644,286
350,293	Lincoln National Corp.	23,371,549
473,346	Marsh & McLennan Cos., Inc.	44,631,794
853,647	Ping An Insurance Group Co. of China Ltd. Class H	10,333,104
537,892	Unum Group	19,858,973
166,588	Willis Towers Watson plc	30,708,832

		292,279,910

	Materials - 3.7%
790,985	Alcoa Corp.*	21,103,480
207,228	Anglo American plc	5,377,504

The accompanying notes are an integral part of these financial statements.

18

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Materials - 3.7% - (continued)
378,616	CF Industries Holdings, Inc.	$16,954,424
307,214	Eastman Chemical Co.	24,233,040
656,037	FMC Corp.	51,866,285
1,632,622	Freeport-McMoRan, Inc.	20,097,577
590,849	Linde plc	106,506,441
391,707	Nucor Corp.	22,354,719

		268,493,470

	Media & Entertainment - 5.2%
174,293	Activision Blizzard, Inc.	8,402,666
55,435	Alphabet, Inc. Class A*	66,464,348
11,650	Alphabet, Inc. Class C*	13,845,792
34,569	Charter Communications, Inc. Class A*	12,831,667
493,702	Facebook, Inc. Class A*	95,481,967
152,993	Netflix, Inc.*	56,690,026
558,005	Ocean Outdoor Ltd.*(5)	4,408,239
1,217,495	Pinterest, Inc. Class A*	37,717,995
344,809	Spotify Technology S.A.*	46,814,718
253,707	Tencent Holdings Ltd.	12,504,620
544,780	Yandex N.V. Class A*	20,391,115

		375,553,153

	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
257,812	Agilent Technologies, Inc.	20,238,242
202,716	Alnylam Pharmaceuticals, Inc.*	18,110,647
286,759	Bausch Health Cos., Inc.*	6,621,265
343,641	Bristol-Myers Squibb Co.	15,955,252
1,058,496	Elanco Animal Health, Inc.*	33,342,624
425,379	Exact Sciences Corp.*	41,980,654
239,532	Heron Therapeutics, Inc.*	5,193,054
277,136	Ionis Pharmaceuticals, Inc.*	20,599,519
765,333	Johnson & Johnson	108,065,020
906,723	Merck & Co., Inc.	71,368,167
27,584	Mettler-Toledo International, Inc.*	20,557,252
438,796	Moderna, Inc.(3)(4)	11,193,423
1,522,797	Pfizer, Inc.	61,840,786
117,866	Seattle Genetics, Inc.*	7,988,957
32,621	Thermo Fisher Scientific, Inc.	9,050,696

		452,105,558

	Real Estate - 4.3%
107,349	Alexandria Real Estate Equities, Inc. REIT	15,285,424
379,634	American Tower Corp. REIT	74,142,520
233,462	AvalonBay Communities, Inc. REIT	46,909,520
52,795	Boston Properties, Inc. REIT	7,265,648
306,476	Crown Castle International Corp. REIT	38,548,551
45,374	Equinix, Inc. REIT	20,631,558
472,500	Mitsui Fudosan Co., Ltd. REIT	10,944,009
283,261	Public Storage REIT	62,651,668
170,703	Simon Property Group, Inc. REIT	29,651,111
8,145	WeWork Companies, Inc. Class A(2)(3)(4)	553,860

		306,583,869

	Retailing - 5.9%
169,439	Alibaba Group Holding Ltd. ADR*	31,442,795
76,959	Amazon.com, Inc.*	148,263,053
3,876	Booking Holdings, Inc.*	7,189,941
343,577	Delivery Hero SE*(5)	15,834,285
402,997	Expedia Group, Inc.	52,325,131
128,682	Home Depot, Inc.	26,212,523
10,615	JAND, Inc. Class A(2)(3)(4)	146,381
1,550,001	Just Eat plc*	14,170,132
466,367	Lowe’s Cos., Inc.	52,764,762
1,034,705	TJX Cos., Inc.	56,784,610
316,327	Tory Burch LLC*(2)(3)(4)	18,574,703

		423,708,316

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Semiconductors & Semiconductor Equipment - 3.7%
1,820,017	Advanced Micro Devices, Inc.*	$50,287,070
311,982	Analog Devices, Inc.	36,264,787
40,883	Broadcom, Inc.	13,017,147
2,018,790	Marvell Technology Group Ltd.	50,510,126
1,519,029	Micron Technology, Inc.*	63,890,360
407,269	NXP Semiconductors N.V.	43,015,752
1,485,835	Taiwan Semiconductor Manufacturing Co., Ltd.	12,475,116

		269,460,358

	Software & Services - 10.8%
142,569	2U, Inc.*	8,625,425
248,607	Accenture plc Class A	45,413,041
42,109	Adobe, Inc.*	12,180,028
85,781	Capgemini SE	10,409,890
224,070	FleetCor Technologies, Inc.*	58,471,066
680,825	Genpact Ltd.	24,713,948
208,385	Global Payments, Inc.	30,438,797
802,858	GoDaddy, Inc. Class A*	65,432,927
515,911	Guidewire Software, Inc.*	54,944,521
32,524	Intuit, Inc.	8,165,475
596,754	Microsoft Corp.	77,936,072
53,991	PayPal Holdings, Inc.*	6,088,565
264,361	ServiceNow, Inc.*	71,776,655
190,568	Shopify, Inc. Class A*	46,409,025
193,339	Splunk, Inc.*	26,688,516
634,168	SS&C Technologies Holdings, Inc.	42,907,807
121,366	VeriSign, Inc.*	23,963,717
277,549	Visa, Inc. Class A	45,637,382
239,939	VMware, Inc. Class A	48,978,748
59,789	WEX, Inc.*	12,573,627
283,145	Workday, Inc. Class A*	58,223,106

		779,978,338

	Technology Hardware & Equipment - 2.6%
246,342	Apple, Inc.	49,433,449
200,592	CDW Corp.	21,182,515
532,600	Flex Ltd.*	5,879,904
14,975	Keyence Corp.	9,356,282
630,252	TE Connectivity Ltd.	60,283,604
762,962	Western Digital Corp.	39,002,617

		185,138,371

	Telecommunication Services - 2.2%
1,836,398	AT&T, Inc.	56,854,882
35,201,482	China Tower Corp. Ltd. Class H(5)	9,530,341
728,293	T-Mobile US, Inc.*	53,158,106
710,422	Verizon Communications, Inc.	40,629,034

		160,172,363

	Transportation - 2.8%
695,951	Canadian National Railway Co.	64,644,429
806,757	CSX Corp.	64,242,060
196,721	Expeditors International of Washington, Inc.	15,623,582
300,042	Union Pacific Corp.	53,119,436

		197,629,507

	Utilities - 2.1%
373,109	Dominion Energy, Inc.	29,053,998
483,758	NRG Energy, Inc.	19,916,317
353,838	Sempra Energy	45,273,572
1,074,471	Southern Co.	57,183,346

		151,427,233

	Total Common Stocks (cost $6,002,541,182)	$6,838,503,369

The accompanying notes are an integral part of these financial statements.

19

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 2.7%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)	$685,914

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(2)(3)(4)	1,285,644

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(2)(3)(4)	5,673,423

	Real Estate - 1.2%
674,436	WeWork Companies, Inc. Series D-1*(2)(3)(4)	45,861,648
599,094	WeWork Companies, Inc. Series D-2*(2)(3)(4)	40,738,392

		86,600,040

	Retailing - 0.2%
448,670	Coupang LLC*(2)(3)(4)	2,557,778
278,194	Honest Co., Inc.*(2)(3)(4)	10,412,801
23,702	JAND, Inc. Series D*(2)(3)(4)	332,065

		13,302,644

	Software & Services - 1.2%
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)	1,286,232
77,707	Lookout, Inc. Series F*(2)(3)(4)	590,573
95,031	MarkLogic Corp. Series F*(2)(3)(4)	960,764
762,016	Pinterest, Inc. Series G*(3)(4)	21,403,912
47,064	Sharecare, Inc. Series B2*(2)(3)(4)	10,617,638
1,025,459	Uber Technologies, Inc. Series D*(2)(3)(4)	48,196,573

		83,055,692

	Total Preferred Stocks (cost $89,686,443)	$190,603,357

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
28,025	Honest Co., Inc. Series C(2)(3)(4)	$886,150

	Total Convertible Preferred Stocks (cost $758,281)	$886,150

ESCROWS - 0.0%(6)
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(2)(3)(4)	$3,724

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(2)(3)(4)	13,333

	Software & Services - 0.0%
143,626	Birst, Inc.*(2)(3)(4)	7,469
143,626	Birst, Inc. Earnout*(2)(3)(4)	—
58,205	Veracode, Inc.*(2)(3)(4)	31,663

		39,132

	Total Escrows (cost $—)	$56,189

WARRANTS - 0.0%
	Diversified Financials - 0.0%
749,900	J2 Acquisition Ltd. Expires 9/7/27*	$131,232

	Total Warrants (cost $7,499)	$131,232

CLOSED END FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
506,700	Altaba, Inc.*	$38,200,113

	Total Closed Funds (cost $34,412,570)	$38,200,113

	Total Long-Term Investments (cost $6,127,405,975)	$7,068,380,410

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.7%
126,579,959	Fidelity Institutional Government Fund, Institutional Class, 2.37%(7)	$126,579,959

	Securities Lending Collateral - 0.2%
606,638	Citibank NA DDCA, 2.42%, 5/1/2019(7)	606,638
5,901,483	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(7)	5,901,483
1,256,058	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(7)	1,256,058
2,168,755	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(7)	2,168,755
2,015,166	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(7)	2,015,166
184,650	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(7)	184,650

		12,132,750

	Total Short-Term Investments (cost $138,712,709)	$138,712,709

Total Investments (cost $6,266,118,684)	100.0%	$7,207,093,119
Other Assets and Liabilities	0.0%	(2,239,663)

Total Net Assets	100.0%	$7,204,853,456

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of these securities was $251,049,190, which represented 3.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

20

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $251,049,190 or 3.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. SeriesE Preferred	10,074	$937,833	$1,285,644
03/2015	Birst, Inc.	143,626	—	7,469
03/2015	Birst, Inc. Earnout	143,626	—	—
11/2014	Coupang LLC Preferred	448,670	1,396,764	2,557,778
12/2014	DraftKings, Inc.	5,654,566	20,596,932	16,058,967
05/2014	Essence Group Holdings Corp. Series 3 Preferred	566,622	895,999	1,286,232
06/2015	Harry’s Manufacturing, Inc.	806,800	10,846,942	12,182,680
08/2015	Honest Co., Inc. Preferred	278,194	12,728,766	10,412,801
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	886,150
04/2015	JAND, Inc. Class A	10,615	121,916	146,381
04/2015	JAND, Inc. Series D Preferred	23,702	272,225	332,065
08/2015	Klarna Holding AB	4,595	503,982	793,480
08/2017	Lithium Technology Corp.	372,334	—	3,724
07/2014	Lookout, Inc. Series F Preferred	77,707	887,655	590,573
04/2015	MarkLogic Corp. Series F Preferred	95,031	1,103,709	960,764
12/2014	Moderna, Inc.	438,796	5,900,771	11,193,423
01/2014	One Kings Lane, Inc.	83,332	—	13,333
03/2015	Pinterest, Inc. Series G Preferred	762,016	16,411,763	21,403,912

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
09/2015	Rubicon Global Holdings LLC Series C Preferred	33,739	$673,447	$685,914
03/2015	Sharecare, Inc. Series B2 Preferred	47,064	11,759,882	10,617,638
09/2015	Social Finance, Inc. Series F Preferred	348,919	5,504,651	5,673,423
11/2013	Tory Burch LLC	316,327	24,792,581	18,574,703
06/2014	Uber Technologies, Inc. Series D Preferred	1,025,459	15,907,997	48,196,573
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	WeWork Companies, Inc. Class A	8,145	135,624	553,860
12/2014	WeWork Companies, Inc. Series D-1 Preferred	674,436	11,230,142	45,861,648
12/2014	WeWork Companies, Inc. Series D-2 Preferred	599,094	9,975,610	40,738,392

			$153,343,472	$251,049,190

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $41,592,355, representing 0.6% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	733	06/21/2019	$108,062,525	$1,672,117

Total futures contracts				$1,672,117

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
234,853,851	JPY	2,099,721	USD	SSG	05/08/19	$9,989	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$58,593,204	$36,193,996	$22,399,208	$—
Banks	233,387,637	211,893,793	21,493,844	—
Capital Goods	303,995,889	273,047,876	18,765,333	12,182,680
Commercial & Professional Services	229,302,367	212,443,409	16,065,478	793,480
Consumer Durables & Apparel	251,839,551	251,839,551	—	—
Consumer Services	312,627,063	296,568,096	—	16,058,967
Diversified Financials	232,129,170	224,469,421	7,659,749	—
Energy	63,814,618	53,245,035	10,569,583	—
Food & Staples Retailing	166,439,929	166,439,929	—	—
Food, Beverage & Tobacco	318,324,364	243,066,632	75,257,732	—
Health Care Equipment & Services	726,965,213	720,637,756	6,327,457	—
Household & Personal Products	78,553,918	68,838,086	9,715,832	—
Insurance	292,279,910	281,946,806	10,333,104	—
Materials	268,493,470	263,115,966	5,377,504	—
Media & Entertainment	375,553,153	363,048,533	12,504,620	—
Pharmaceuticals, Biotechnology & Life Sciences	452,105,558	440,912,135	11,193,423	—
Real Estate	306,583,869	295,086,000	10,944,009	553,860
Retailing	423,708,316	390,817,100	14,170,132	18,721,084
Semiconductors & Semiconductor Equipment	269,460,358	256,985,242	12,475,116	—
Software & Services	779,978,338	769,568,448	10,409,890	—
Technology Hardware & Equipment	185,138,371	175,782,089	9,356,282	—
Telecommunication Services	160,172,363	150,642,022	9,530,341	—
Transportation	197,629,507	197,629,507	—	—
Utilities	151,427,233	151,427,233	—	—
Preferred Stocks	190,603,357	—	21,403,912	169,199,445
Convertible Preferred Stocks	886,150	—	—	886,150
Escrows	56,189	—	—	56,189
Warrants	131,232	131,232	—	—
Closed End Funds	38,200,113	38,200,113	—	—
Short-Term Investments	138,712,709	138,712,709	—	—
Foreign Currency Contracts(2)	9,989	—	9,989	—
Futures Contracts(2)	1,672,117	1,672,117	—	—

Total	$7,208,775,225	$6,674,360,832	$315,962,538	$218,451,855

(1)

For the six-month period ended April 30, 2019, investments valued at $23,359,734 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$50,975,578	$185,270,623	$857,565	$85,346	$237,189,112
Purchases	—	—	—	—	—
Sales	(2,571,372)	(4,754,592)	—	(30,545)	(7,356,509)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	1,778,477	3,288,491	—	30,545	5,097,513
Net change in unrealized appreciation/(depreciation)	3,470,286	3,411,759	28,585	(29,157)	6,881,473
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(5,342,898)	(18,016,836)	—	—	(23,359,734)

Ending balance	$48,310,071	$169,199,445	$886,150	$56,189	218,451,855

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2019 was $10,633,902.

The accompanying notes are an integral part of these financial statements.

22

Hartford Core Equity Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Banks - 8.0%
3,888,583	Bank of America Corp.	$118,912,868
1,312,723	Fifth Third Bancorp	37,832,677
1,058,012	JP Morgan Chase & Co.	122,782,293
659,192	PNC Financial Services Group, Inc.	90,263,160

		369,790,998

	Capital Goods - 5.3%
601,857	AMETEK, Inc.	53,065,732
981,947	Fortune Brands Home & Security, Inc.	51,827,163
328,130	Illinois Tool Works, Inc.	51,066,872
274,945	Raytheon Co.	48,827,482
242,103	Snap-on, Inc.	40,741,093

		245,528,342

	Commercial & Professional Services - 2.5%
233,912	Equifax, Inc.	29,461,216
632,365	IHS Markit Ltd.*	36,209,220
609,906	Republic Services, Inc.	50,512,415

		116,182,851

	Consumer Durables & Apparel - 2.8%
843,385	NIKE, Inc. Class B	74,074,505
578,896	VF Corp.	54,653,571

		128,728,076

	Consumer Services - 2.6%
523,464	Hilton Worldwide Holdings, Inc.	45,536,134
377,504	McDonald’s Corp.	74,583,465

		120,119,599

	Diversified Financials - 2.2%
426,586	American Express Co.	50,008,677
542,678	Capital One Financial Corp.	50,376,799

		100,385,476

	Energy - 1.9%
730,182	Continental Resources, Inc.*	33,581,070
577,717	EOG Resources, Inc.	55,489,718

		89,070,788

	Food & Staples Retailing - 3.0%
268,046	Costco Wholesale Corp.	65,813,334
714,903	Walmart, Inc.	73,520,625

		139,333,959

	Food, Beverage & Tobacco - 3.0%
260,567	Constellation Brands, Inc. Class A	55,154,217
738,818	Kellogg Co.	44,550,725
675,310	Monster Beverage Corp.*	40,248,476

		139,953,418

	Health Care Equipment & Services - 10.1%
790,354	Abbott Laboratories	62,880,564
171,968	Anthem, Inc.	45,232,743
996,527	Baxter International, Inc.	76,035,010
366,863	Danaher Corp.	48,587,336
893,423	Hologic, Inc.*	41,436,959
312,910	Laboratory Corp. of America Holdings*	50,040,567
702,150	Medtronic plc	62,357,942
335,403	UnitedHealth Group, Inc.	78,172,377

		464,743,498

	Household & Personal Products - 4.3%
973,694	Colgate-Palmolive Co.	70,875,186
133,280	Estee Lauder Cos., Inc. Class A	22,898,837
991,949	Procter & Gamble Co.	105,622,730

		199,396,753

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Insurance - 3.6%
588,059	Allstate Corp.	$58,253,124
639,318	Athene Holding Ltd. Class A*	28,871,601
538,759	Chubb Ltd.	78,227,807

		165,352,532

	Materials - 2.1%
319,629	Ecolab, Inc.	58,837,306
299,513	PPG Industries, Inc.	35,192,778

		94,030,084

	Media & Entertainment - 6.1%
101,423	Alphabet, Inc. Class A*	121,602,120
26,222	Alphabet, Inc. Class C*	31,164,322
268,509	Facebook, Inc. Class A*	51,929,641
551,993	Walt Disney Co.	75,606,481

		280,302,564

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
235,844	Allergan plc	34,669,068
671,758	Eli Lilly & Co.	78,622,556
883,891	Merck & Co., Inc.	69,571,061
247,907	Thermo Fisher Scientific, Inc.	68,781,797

		251,644,482

	Real Estate - 2.1%
267,937	American Tower Corp. REIT	52,328,096
325,879	Boston Properties, Inc. REIT	44,847,468

		97,175,564

	Retailing - 3.7%
30,787	Amazon.com, Inc.*	59,311,771
25,084	Booking Holdings, Inc.*	46,530,569
1,179,000	TJX Cos., Inc.	64,703,520

		170,545,860

	Semiconductors & Semiconductor Equipment - 2.8%
785,639	Micron Technology, Inc.*	33,043,976
1,247,142	ON Semiconductor Corp.*	28,759,095
327,755	QUALCOMM, Inc.	28,229,538
810,887	Teradyne, Inc.	39,733,463

		129,766,072

	Software & Services - 12.4%
835,388	GoDaddy, Inc. Class A*	68,084,122
793,926	Leidos Holdings, Inc.	58,337,682
383,199	Mastercard, Inc. Class A	97,424,514
1,069,497	Microsoft Corp.	139,676,308
357,399	salesforce.com, Inc.*	59,095,925
845,607	SS&C Technologies Holdings, Inc.	57,213,770
446,821	Total System Services, Inc.	45,682,979
223,876	Workday, Inc. Class A*	46,035,622

		571,550,922

	Technology Hardware & Equipment - 5.1%
453,026	Apple, Inc.	90,908,727
373,402	CDW Corp.	39,431,251
437,071	Motorola Solutions, Inc.	63,335,959
544,073	NetApp, Inc.	39,635,718

		233,311,655

	Telecommunication Services - 1.8%
1,453,111	Verizon Communications, Inc.	83,103,418

	Transportation - 1.1%
251,302	Norfolk Southern Corp.	51,270,634

	Utilities - 4.8%
898,288	American Electric Power Co., Inc.	76,848,538
453,835	NextEra Energy, Inc.	88,243,678

The accompanying notes are an integral part of these financial statements.

23

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Utilities - 4.8% - (continued)
588,549	Pinnacle West Capital Corp.	$56,071,063

		221,163,279

	Total Common Stocks (cost $3,480,238,825)	$4,462,450,824

SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 3.0%
137,998,176	Fidelity Institutional Government Fund, Institutional Class, 2.37%(1)	$137,998,176

	Total Short-Term Investments (cost $137,998,176)	$137,998,176

Total Investments (cost $3,618,237,001)	99.8%	$4,600,449,000
Other Assets and Liabilities	0.2%	7,606,424

Total Net Assets	100.0%	$4,608,055,424

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	276	06/21/2019	$40,689,300	$1,373,251

Total futures contracts				$1,373,251

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

24

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$369,790,998	$369,790,998	$—	$—
Capital Goods	245,528,342	245,528,342	—	—
Commercial & Professional Services	116,182,851	116,182,851	—	—
Consumer Durables & Apparel	128,728,076	128,728,076	—	—
Consumer Services	120,119,599	120,119,599	—	—
Diversified Financials	100,385,476	100,385,476	—	—
Energy	89,070,788	89,070,788	—	—
Food & Staples Retailing	139,333,959	139,333,959	—	—
Food, Beverage & Tobacco	139,953,418	139,953,418	—	—
Health Care Equipment & Services	464,743,498	464,743,498	—	—
Household & Personal Products	199,396,753	199,396,753	—	—
Insurance	165,352,532	165,352,532	—	—
Materials	94,030,084	94,030,084	—	—
Media & Entertainment	280,302,564	280,302,564	—	—
Pharmaceuticals, Biotechnology & Life Sciences	251,644,482	251,644,482	—	—
Real Estate	97,175,564	97,175,564	—	—
Retailing	170,545,860	170,545,860	—	—
Semiconductors & Semiconductor Equipment	129,766,072	129,766,072	—	—
Software & Services	571,550,922	571,550,922	—	—
Technology Hardware & Equipment	233,311,655	233,311,655	—	—
Telecommunication Services	83,103,418	83,103,418	—	—
Transportation	51,270,634	51,270,634	—	—
Utilities	221,163,279	221,163,279	—	—
Short-Term Investments	137,998,176	137,998,176	—	—
Futures Contracts(2)	1,373,251	1,373,251	—	—

Total	$4,601,822,251	$4,601,822,251	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Automobiles & Components - 0.3%
299,175	Autoliv, Inc.	$23,482,246

	Banks - 9.8%
10,244,276	Bank of America Corp.	313,269,960
1,020,417	Bank of Nova Scotia	56,184,160
579,055	Citigroup, Inc.	40,939,189
207,041	Comerica, Inc.	16,271,352
2,621,643	JP Morgan Chase & Co.	304,241,670
968,800	PNC Financial Services Group, Inc.	132,657,784

		863,564,115

	Capital Goods - 6.6%
681,561	Deere & Co.	112,886,948
569,480	Eaton Corp. plc	47,164,334
589,480	General Dynamics Corp.	105,351,866
2,227,533	Johnson Controls International plc	83,532,488
225,643	Lockheed Martin Corp.	75,213,581
164,031	Raytheon Co.	29,130,265
901,297	United Technologies Corp.	128,533,965

		581,813,447

	Consumer Services - 1.1%
1,134,124	Hilton Worldwide Holdings, Inc.	98,657,447

	Diversified Financials - 3.8%
233,557	American Express Co.	27,379,887
181,092	BlackRock, Inc.	87,873,082
552,774	Charles Schwab Corp.	25,305,994
1,269,006	Intercontinental Exchange, Inc.	103,233,638
906,856	Northern Trust Corp.	89,370,659

		333,163,260

	Energy - 7.9%
659,528	BP plc ADR	28,841,159
1,784,676	Chevron Corp.	214,268,201
1,097,511	ConocoPhillips	69,274,894
4,977,037	Encana Corp.	34,490,866
748,156	Exxon Mobil Corp.	60,061,964
1,381,719	Hess Corp.	88,595,822
1,926,804	Noble Energy, Inc.	52,139,316
2,875,893	Suncor Energy, Inc.	94,904,469
900,595	Total S.A. ADR	50,136,124

		692,712,815

	Food & Staples Retailing - 1.6%
1,149,880	Sysco Corp.	80,917,056
532,778	Walmart, Inc.	54,790,889

		135,707,945

	Food, Beverage & Tobacco - 3.1%
2,214,322	Coca-Cola Co.	108,634,637
608,170	Kellogg Co.	36,672,651
973,754	PepsiCo., Inc.	124,689,200

		269,996,488

	Health Care Equipment & Services - 5.2%
843,847	Abbott Laboratories	67,136,467
203,457	Alcon, Inc.*	11,841,221
1,412,850	CVS Health Corp.	76,830,783
1,546,828	Medtronic plc	137,373,794
525,487	UnitedHealth Group, Inc.	122,475,255
350,348	Universal Health Services, Inc. Class B	44,448,651

		460,106,171

	Household & Personal Products - 0.7%
978,260	Unilever N.V.	59,194,513

	Insurance - 7.1%
1,658,954	American International Group, Inc.	78,916,442
113,963	Brighthouse Financial, Inc.*	4,762,514

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Insurance - 7.1% - (continued)
1,310,787	Chubb Ltd.	$190,326,272
778,295	Marsh & McLennan Cos., Inc.	73,385,436
1,609,494	Principal Financial Group, Inc.	91,998,677
1,743,158	Prudential Financial, Inc.	184,269,232

		623,658,573

	Materials - 3.8%
136,236	Dow, Inc.*	7,728,668
1,758,156	DowDuPont, Inc.	67,601,098
839,416	FMC Corp.	66,364,229
1,937,688	International Paper Co.	90,703,175
679,903	Livent Corp.*	7,329,355
825,956	PPG Industries, Inc.	97,049,830

		336,776,355

	Media & Entertainment - 5.3%
205,825	Alphabet, Inc. Class A*	246,775,942
5,036,200	Comcast Corp. Class A	219,225,786

		466,001,728

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
800,397	Agilent Technologies, Inc.	62,831,164
2,952,821	AstraZeneca plc ADR	111,203,239
2,616,144	Bristol-Myers Squibb Co.	121,467,566
636,669	Eli Lilly & Co.	74,515,740
1,685,280	Merck & Co., Inc.	132,648,389
1,017,287	Novartis AG ADR	83,651,510
3,674,349	Pfizer, Inc.	149,215,313

		735,532,921

	Real Estate - 2.6%
524,751	American Tower Corp. REIT	102,483,870
90,885	Essex Property Trust, Inc. REIT	25,675,012
554,471	Simon Property Group, Inc. REIT	96,311,613

		224,470,495

	Retailing - 3.9%
160,840	Alibaba Group Holding Ltd. ADR*	29,847,079
520,897	Expedia Group, Inc.	67,633,267
457,649	Home Depot, Inc.	93,223,101
693,138	Lowe’s Cos., Inc.	78,421,633
1,397,802	TJX Cos., Inc.	76,711,374

		345,836,454

	Semiconductors & Semiconductor Equipment - 2.5%
2,581,411	Intel Corp.	131,755,217
570,943	KLA-Tencor Corp.	72,783,814
161,566	QUALCOMM, Inc.	13,915,680

		218,454,711

	Software & Services - 6.8%
318,719	Accenture plc Class A	58,220,400
952,675	DXC Technology Co.	62,628,854
416,090	International Business Machines Corp.	58,364,944
3,166,823	Microsoft Corp.	413,587,084

		592,801,282

	Technology Hardware & Equipment - 4.6%
540,244	Apple, Inc.	108,410,763
2,111,015	Cisco Systems, Inc.	118,111,289
4,031,208	HP, Inc.	80,422,600
686,647	Motorola Solutions, Inc.	99,502,017

		406,446,669

	Telecommunication Services - 3.8%
1,821,017	AT&T, Inc.	56,378,686
4,870,662	Verizon Communications, Inc.	278,553,160

		334,931,846

The accompanying notes are an integral part of these financial statements.

26

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Transportation - 2.7%
943,293	Delta Air Lines, Inc.	$54,984,549
567,743	Union Pacific Corp.	100,513,220
802,008	United Parcel Service, Inc. Class B	85,189,290

		240,687,059

	Utilities - 4.6%
1,582,443	Dominion Energy, Inc.	123,224,836
1,031,362	Edison International	65,769,955
1,906,358	Exelon Corp.	97,128,940
586,823	NextEra Energy, Inc.	114,101,864

		400,225,595

	Total Common Stocks (cost $6,083,117,988)	$8,444,222,135

SHORT-TERM INVESTMENTS - 3.7%
	Other Investment Pools & Funds - 3.7%
322,785,962	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.37%(1)	$322,785,962

	Total Short-Term Investments (cost $322,785,962)	$322,785,962

Total Investments (cost $6,405,903,950)	99.9%	$8,767,008,097
Other Assets and Liabilities	0.1%	4,798,192

Total Net Assets	100.0%	$8,771,806,289

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,482,246	$23,482,246	$—	$—
Banks	863,564,115	863,564,115	—	—
Capital Goods	581,813,447	581,813,447	—	—
Consumer Services	98,657,447	98,657,447	—	—
Diversified Financials	333,163,260	333,163,260	—	—
Energy	692,712,815	692,712,815	—	—
Food & Staples Retailing	135,707,945	135,707,945	—	—
Food, Beverage & Tobacco	269,996,488	269,996,488	—	—
Health Care Equipment & Services	460,106,171	460,106,171	—	—
Household & Personal Products	59,194,513	59,194,513	—	—
Insurance	623,658,573	623,658,573	—	—
Materials	336,776,355	336,776,355	—	—
Media & Entertainment	466,001,728	466,001,728	—	—
Pharmaceuticals, Biotechnology & Life Sciences	735,532,921	735,532,921	—	—
Real Estate	224,470,495	224,470,495	—	—
Retailing	345,836,454	345,836,454	—	—
Semiconductors & Semiconductor Equipment	218,454,711	218,454,711	—	—
Software & Services	592,801,282	592,801,282	—	—
Technology Hardware & Equipment	406,446,669	406,446,669	—	—
Telecommunication Services	334,931,846	334,931,846	—	—
Transportation	240,687,059	240,687,059	—	—
Utilities	400,225,595	400,225,595	—	—
Short-Term Investments	322,785,962	322,785,962	—	—

Total	$8,767,008,097	$8,767,008,097	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

27

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 0.6%
193,614	Cie Generale des Etablissements Michelin SCA	$25,036,326

	Banks - 12.7%
4,125,996	Bank of America Corp.	126,172,958
673,604	BB&T Corp.	34,488,525
1,474,194	JP Morgan Chase & Co.	171,080,214
384,318	M&T Bank Corp.	65,360,962
571,466	PNC Financial Services Group, Inc.	78,250,839
769,196	US Bancorp	41,013,531

		516,367,029

	Capital Goods - 9.4%
147,414	3M Co.	27,936,427
5,088,930	BAE Systems plc	32,707,974
328,022	Caterpillar, Inc.	45,732,827
336,558	Deere & Co.	55,744,102
727,916	Eaton Corp. plc	60,286,003
264,211	Honeywell International, Inc.	45,874,956
195,338	Lockheed Martin Corp.	65,112,016
44,389	Raytheon Co.	7,883,042
296,692	United Technologies Corp.	42,311,246

		383,588,593

	Diversified Financials - 0.5%
37,546	BlackRock, Inc.	18,218,821

	Energy - 9.8%
831,455	Chevron Corp.	99,824,487
832,663	Exxon Mobil Corp.	66,846,185
1,995,141	Kinder Morgan, Inc.	39,643,452
499,641	Occidental Petroleum Corp.	29,418,862
206,256	Phillips 66	19,443,753
2,728,913	Suncor Energy, Inc.	90,054,129
1,151,480	TransCanada Corp.	54,956,805

		400,187,673

	Food & Staples Retailing - 1.5%
487,618	Sysco Corp.	34,313,679
272,453	Walmart, Inc.	28,019,066

		62,332,745

	Food, Beverage & Tobacco - 4.6%
951,351	Mondelez International, Inc. Class A	48,376,198
298,703	Nestle S.A.	28,758,409
288,449	PepsiCo., Inc.	36,935,895
827,602	Philip Morris International, Inc.	71,637,229

		185,707,731

	Health Care Equipment & Services - 4.3%
1,309,000	Koninklijke Philips N.V.	56,213,331
856,955	Medtronic plc	76,106,174
181,445	UnitedHealth Group, Inc.	42,289,386

		174,608,891

	Household & Personal Products - 2.0%
1,365,887	Unilever N.V.	82,649,822

	Insurance - 7.5%
707,157	American International Group, Inc.	33,639,458
561,449	Chubb Ltd.	81,522,395
494,632	Marsh & McLennan Cos., Inc.	46,638,851
1,588,735	MetLife, Inc.	73,288,346
599,750	Principal Financial Group, Inc.	34,281,710
245,221	Travelers Cos., Inc.	35,250,519

		304,621,279

	Materials - 3.1%
600,824	Dow, Inc.*	34,084,745
1,049,422	DowDuPont, Inc.	40,350,276
223,511	International Paper Co.	10,462,550

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Materials - 3.1% - (continued)
717,854	Nutrien Ltd.	$38,893,330

		123,790,901

	Media & Entertainment - 2.7%
2,497,605	Comcast Corp. Class A	108,720,746

	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
984,552	AstraZeneca plc ADR	37,078,228
874,452	Bristol-Myers Squibb Co.	40,600,806
412,642	Eli Lilly & Co.	48,295,620
643,633	Johnson & Johnson	90,880,980
1,061,097	Merck & Co., Inc.	83,518,945
581,044	Novartis AG	47,610,784
2,456,250	Pfizer, Inc.	99,748,312
188,748	Roche Holding AG	49,803,668

		497,537,343

	Real Estate - 1.9%
618,134	Crown Castle International Corp. REIT	77,748,895

	Retailing - 1.7%
334,653	Home Depot, Inc.	68,168,816

	Semiconductors & Semiconductor Equipment - 6.0%
723,292	Analog Devices, Inc.	84,075,462
1,528,088	Intel Corp.	77,993,611
212,030	KLA-Tencor Corp.	27,029,584
636,458	Maxim Integrated Products, Inc.	38,187,480
214,404	QUALCOMM, Inc.	18,466,617

		245,752,754

	Technology Hardware & Equipment - 4.4%
2,469,098	Cisco Systems, Inc.	138,146,033
405,386	TE Connectivity Ltd.	38,775,171

		176,921,204

	Telecommunication Services - 3.8%
686,230	BCE, Inc.	30,702,864
2,189,755	Verizon Communications, Inc.	125,232,088

		155,934,952

	Transportation - 1.5%
346,152	Union Pacific Corp.	61,282,750

	Utilities - 7.7%
532,881	American Electric Power Co., Inc.	45,587,970
758,112	Dominion Energy, Inc.	59,034,181
279,014	Duke Energy Corp.	25,423,756
644,095	Eversource Energy	46,155,848
261,991	NextEra Energy, Inc.	50,941,530
434,326	Sempra Energy	55,572,012
393,083	UGI Corp.	21,426,954
140,607	Xcel Energy, Inc.	7,944,295

		312,086,546

	Total Common Stocks (cost $3,099,245,157)	$3,981,263,817

SHORT-TERM INVESTMENTS - 1.8%
	Other Investment Pools & Funds - 1.8%
73,077,955	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(1)	$73,077,955

	Total Short-Term Investments (cost $73,077,955)	$73,077,955

Total Investments (cost $3,172,323,112)	99.7%	$4,054,341,772
Other Assets and Liabilities	0.3%	12,840,353

Total Net Assets	100.0%	$4,067,182,125

The accompanying notes are an integral part of these financial statements.

28

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$25,036,326	$—	$25,036,326	$—
Banks	516,367,029	516,367,029	—	—
Capital Goods	383,588,593	350,880,619	32,707,974	—
Diversified Financials	18,218,821	18,218,821	—	—
Energy	400,187,673	400,187,673	—	—
Food & Staples Retailing	62,332,745	62,332,745	—	—
Food, Beverage & Tobacco	185,707,731	156,949,322	28,758,409	—
Health Care Equipment & Services	174,608,891	118,395,560	56,213,331	—
Household & Personal Products	82,649,822	82,649,822	—	—
Insurance	304,621,279	304,621,279	—	—
Materials	123,790,901	123,790,901	—	—
Media & Entertainment	108,720,746	108,720,746	—	—
Pharmaceuticals, Biotechnology & Life Sciences	497,537,343	400,122,891	97,414,452	—
Real Estate	77,748,895	77,748,895	—	—
Retailing	68,168,816	68,168,816	—	—
Semiconductors & Semiconductor Equipment	245,752,754	245,752,754	—	—
Technology Hardware & Equipment	176,921,204	176,921,204	—	—
Telecommunication Services	155,934,952	155,934,952	—	—
Transportation	61,282,750	61,282,750	—	—
Utilities	312,086,546	312,086,546	—	—
Short-Term Investments	73,077,955	73,077,955	—	—

Total	$4,054,341,772	$3,814,211,280	$240,130,492	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

29

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.1%
	Capital Goods - 2.0%
332,482	Harris Corp.	$56,023,217
298,376	IDEX Corp.	46,743,584

		102,766,801

	Commercial & Professional Services - 2.0%
177,915	CoStar Group, Inc.*	88,290,319
63,425	Klarna Holding AB(1)(2)(3)	10,952,443
569,183	Landscape Acquisition Holdings Ltd.*	4,894,974

		104,137,736

	Consumer Durables & Apparel - 2.4%
954,525	Lennar Corp. Class A	49,663,936
1,460,177	Under Armour, Inc. Class A*	33,715,487
1,910,880	Under Armour, Inc. Class C*	39,593,433

		122,972,856

	Consumer Services - 7.5%
126,075	Chipotle Mexican Grill, Inc.*	86,744,643
4,858,252	DraftKings, Inc.(1)(2)(3)	13,797,436
624,250	Grand Canyon Education, Inc.*	72,344,332
682,480	Marriott Vacations Worldwide Corp.	72,090,362
3,782,643	Target Hospitality Corp.*(4)	39,150,355
224,341	Vail Resorts, Inc.	51,340,438
356,810	Wynn Resorts Ltd.	51,541,205

		387,008,771

	Diversified Financials - 2.7%
928,492	American Express Co.	108,847,117
3,347,779	J2 Acquisition Ltd.*(5)	29,544,150

		138,391,267

	Food, Beverage & Tobacco - 3.2%
940,821	Lamb Weston Holdings, Inc.	65,904,511
1,688,003	Monster Beverage Corp.*	100,604,979

		166,509,490

	Health Care Equipment & Services - 9.0%
408,235	Align Technology, Inc.*	132,545,740
256,148	DexCom, Inc.*	31,011,838
831,251	Haemonetics Corp.*	72,551,587
1,066,774	Insulet Corp.*(4)	92,009,258
44,811	Intuitive Surgical, Inc.*	22,881,841
515,022	Penumbra, Inc.*(4)	69,270,459
334,466	Veeva Systems, Inc. Class A*	46,781,759

		467,052,482

	Media & Entertainment - 13.5%
63,241	Alphabet, Inc. Class C*	75,160,664
526,182	Netflix, Inc.*	194,971,478
2,063,598	Ocean Outdoor Ltd.*(5)	16,302,424
3,271,675	Pinterest, Inc. Class A*(4)	101,356,492
589,306	Spotify Technology S.A.*	80,010,076
641,110	TripAdvisor, Inc.*	34,126,285
1,077,276	Walt Disney Co.	147,554,494
1,435,175	Zillow Group, Inc. Class C*(4)	47,934,845

		697,416,758

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
1,355,846	AstraZeneca plc ADR	51,061,160
127,578	Bluebird Bio, Inc.*	18,094,388
93,813	Elanco Animal Health, Inc.*	2,955,110
1,162,303	Exact Sciences Corp.*	114,707,683
401,782	Galapagos N.V.*	46,149,808
39,452	Galapagos N.V. ADR*	4,536,980
486,843	Ionis Pharmaceuticals, Inc.*	36,187,040
161,362	Sage Therapeutics, Inc.*	27,145,929
291,402	Seattle Genetics, Inc.*	19,751,228
366,645	Thermo Fisher Scientific, Inc.	101,725,655

		422,314,981

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.1% - (continued)
	Real Estate - 0.9%
359,709	Crown Castle International Corp. REIT	$45,244,198
29,564	WeWork Companies, Inc. Class A(1)(2)(3)	2,010,352

		47,254,550

	Retailing - 10.5%
184,902	Amazon.com, Inc.*	356,217,401
300,910	Burlington Stores, Inc.*	50,826,708
1,468,218	Floor & Decor Holdings, Inc. Class A*	70,503,828
123,196	JAND, Inc. Class A(1)(2)(3)	1,698,873
171,581	Tory Burch LLC*(1)(2)(3)	10,075,235
316,701	Wayfair, Inc. Class A*	51,353,067

		540,675,112

	Semiconductors & Semiconductor Equipment - 3.4%
3,255,092	Advanced Micro Devices, Inc.*	89,938,192
2,351,523	Marvell Technology Group Ltd.	58,835,105
165,321	Universal Display Corp.(4)	26,385,232

		175,158,529

	Software & Services - 22.1%
855,476	2U, Inc.*	51,756,298
209,893	Fair Isaac Corp.*	58,717,567
258,748	FleetCor Technologies, Inc.*	67,520,291
1,240,723	GoDaddy, Inc. Class A*	101,118,924
948,449	Guidewire Software, Inc.*	101,009,818
922,415	PayPal Holdings, Inc.*	104,020,740
467,266	ServiceNow, Inc.*	126,867,392
298,621	Shopify, Inc. Class A*	72,723,172
624,503	Splunk, Inc.*	86,206,394
1,337,640	SS&C Technologies Holdings, Inc.	90,504,722
568,623	VMware, Inc. Class A	116,073,013
514,744	Workday, Inc. Class A*	105,846,809
656,690	Zendesk, Inc.*	57,644,248

		1,140,009,388

	Technology Hardware & Equipment - 1.2%
300,150	Zebra Technologies Corp. Class A*	63,373,671

	Transportation - 1.5%
959,430	CSX Corp.	76,399,411

	Total Common Stocks (cost $3,862,794,375)	$4,651,441,803

PREFERRED STOCKS - 4.2%
	Commercial & Professional Services - 0.2%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	$9,565,977

	Real Estate - 0.9%
404,267	WeWork Companies, Inc. Series D-1*(1)(2)(3)	27,490,156
317,638	WeWork Companies, Inc. Series D-2*(1)(2)(3)	21,599,384

		49,089,540

	Retailing - 0.6%
4,434,460	Coupang LLC*(1)(2)(3)	25,279,969
275,096	JAND, Inc. Series D*(1)(2)(3)	3,854,095

		29,134,064

	Software & Services - 2.5%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(3)	12,868,074
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,650,372
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	10,902,361
470,296	Pinterest, Inc. Series G*(2)(3)	13,209,925
1,815,430	Uber Technologies, Inc. Series D*(1)(2)(3)	85,325,210

		127,955,942

	Total Preferred Stocks (cost $106,650,191)	$215,745,523

The accompanying notes are an integral part of these financial statements.

30

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
272,032	Honest Co., Inc. Series C(1)(2)(3)	$8,601,652

	Total Convertible Preferred Stocks (cost $7,360,452)	$8,601,652

ESCROWS - 0.0%(6)
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	$41,070

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	147,813

	Software & Services - 0.0%
1,526,069	Birst, Inc.*(1)(2)(3)	79,356
1,526,069	Birst, Inc. Earnout*(1)(2)(3)	1
566,228	Veracode, Inc.*(1)(2)(3)	308,028

		387,385

	Total Escrows (cost $—)	$576,268

WARRANTS - 0.0%
	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	$402,275

	Consumer Services - 0.0%
500,000	Target Hospitality Corp. Expires 3/15/24*	930,000

	Diversified Financials - 0.0%
2,033,700	J2 Acquisition Ltd. Expires 9/7/27*	355,898

	Total Warrants (cost $711,893)	$1,688,173

	Total Long-Term Investments (cost $3,977,516,911)	$4,878,053,419

SHORT-TERM INVESTMENTS - 6.7%
	Other Investment Pools & Funds - 6.2%
318,995,454	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(7)	$318,995,454

	Securities Lending Collateral - 0.5%
1,348,662	Citibank NA DDCA, 2.42%, 5/1/2019(7)	1,348,662
13,120,035	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(7)	13,120,035
2,792,438	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(7)	2,792,438
4,821,524	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(7)	4,821,524
4,480,068	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(7)	4,480,068
410,510	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(7)	410,510

		26,973,237

	Total Short-Term Investments (cost $345,968,691)	$345,968,691

Total Investments (cost $4,323,485,602)	101.2%	$5,224,022,110
Other Assets and Liabilities	(1.2)%	(59,881,128)

Total Net Assets	100.0%	$5,164,140,982

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of these securities was $263,457,782, which represented 5.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $263,457,782 or 5.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	1,526,069	$—	$79,356
03/2015	Birst, Inc. Earnout	1,526,069	—	1
11/2014	Coupang LLC Preferred	4,434,460	13,805,010	25,279,969
02/2014	DraftKings, Inc.	4,858,252	7,040,846	13,797,436
05/2014	Essence Group Holdings Corp. Series 3 Preferred	5,668,755	8,964,002	12,868,074
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,452	8,601,652
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,698,873
04/2015	JAND, Inc. Series D Preferred	275,096	3,159,560	3,854,095
08/2015	Klarna Holding AB	63,425	6,956,489	10,952,443
08/2013	Lithium Technology Corp.	4,106,956	—	41,070
07/2014	Lookout, Inc. Series F Preferred	743,470	8,492,732	5,650,372
04/2015	MarkLogic Corp. Series F Preferred	1,078,374	12,524,451	10,902,361
08/2014	One Kings Lane, Inc.	923,832	—	147,813
03/2015	Pinterest, Inc. Series G Preferred	470,296	10,128,909	13,209,925
09/2015	Rubicon Global Holdings LLC Series C Preferred	470,535	9,392,114	9,565,977
11/2013	Tory Burch LLC	171,581	13,447,917	10,075,235
06/2014	Uber Technologies, Inc. Series D Preferred	1,815,430	28,162,857	85,325,210
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	WeWork Companies, Inc. Class A	29,564	492,275	2,010,352

The accompanying notes are an integral part of these financial statements.

31

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
12/2014	WeWork Companies, Inc. Series D-1 Preferred	404,267	$6,731,515	$27,490,156
12/2014	WeWork Companies, Inc. Series D-2 Preferred	317,638	5,289,041	21,599,384

			$143,363,113	$263,457,782

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $45,846,574, representing 0.9% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$102,766,801	$102,766,801	$—	$—
Commercial & Professional Services	104,137,736	93,185,293	—	10,952,443
Consumer Durables & Apparel	122,972,856	122,972,856	—	—
Consumer Services	387,008,771	373,211,335	—	13,797,436
Diversified Financials	138,391,267	138,391,267	—	—
Food, Beverage & Tobacco	166,509,490	166,509,490	—	—
Health Care Equipment & Services	467,052,482	467,052,482	—	—
Media & Entertainment	697,416,758	697,416,758	—	—
Pharmaceuticals, Biotechnology & Life Sciences	422,314,981	376,165,173	46,149,808	—
Real Estate	47,254,550	45,244,198	—	2,010,352
Retailing	540,675,112	528,901,004	—	11,774,108
Semiconductors & Semiconductor Equipment	175,158,529	175,158,529	—	—
Software & Services	1,140,009,388	1,140,009,388	—	—
Technology Hardware & Equipment	63,373,671	63,373,671	—	—
Transportation	76,399,411	76,399,411	—	—
Preferred Stocks	215,745,523	—	13,209,925	202,535,598
Convertible Preferred Stocks	8,601,652	—	—	8,601,652
Escrows	576,268	—	—	576,268
Warrants	1,688,173	1,688,173	—	—
Short-Term Investments	345,968,691	345,968,691	—	—

Total	$5,224,022,110	$4,914,414,520	$59,359,733	$250,247,857

(1)

For the six-month period ended April 30, 2019, investments valued at $27,236,668 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2019:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total
Beginning balance	$52,310,661	$8,324,179	$892,602	$198,397,561	$259,925,003
Purchases	—	—	—	—	—
Sales	—	—	(330,953)	—	(330,953)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	330,953	—	330,953
Net change in unrealized appreciation/depreciation	5,982,629	277,473	(316,334)	11,615,754	17,559,522
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(19,758,951)	—	—	(7,477,717)	(27,236,668)

Ending balance	$38,534,339	$8,601,652	$576,268	$202,535,598	$250,247,857

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 31, 2019 was $17,857,379.

The accompanying notes are an integral part of these financial statements.

32

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2%
	Biotechnology - 25.0%
115,777	Aimmune Therapeutics, Inc.*	$2,331,749
928,990	Alder Biopharmaceuticals, Inc.*	12,624,974
710,033	Alkermes plc*	21,528,201
150,819	Alnylam Pharmaceuticals, Inc.*	13,474,169
159,358	Arena Pharmaceuticals, Inc.*	7,290,628
197,760	Assembly Biosciences, Inc.*	3,120,653
211,815	Audentes Therapeutics, Inc.*	8,004,489
58,817	Biogen, Inc.*	13,483,209
147,667	Bluebird Bio, Inc.*	20,943,611
241,563	Calithera Biosciences, Inc.*	1,488,028
842,151	Coherus Biosciences, Inc.*	13,407,044
80,971	Cyclerion Therapeutics, Inc.*	1,233,188
403,843	CytomX Therapeutics, Inc.*	3,840,547
322,469	Forty Seven, Inc.*	6,123,686
372,908	G1 Therapeutics, Inc.*	7,980,231
71,209	Galapagos N.V.*	8,179,266
64,568	Genmab A/S*	10,718,814
237,978	Genus plc	7,493,907
230,664	Global Blood Therapeutics, Inc.*	12,778,786
474,574	GlycoMimetics, Inc.*	5,775,566
236,811	Heron Therapeutics, Inc.*	5,134,062
114,678	Incyte Corp.*	8,807,270
809,718	Ironwood Pharmaceuticals, Inc.*	9,627,547
457,189	Karyopharm Therapeutics, Inc.*	2,135,073
844,050	Momenta Pharmaceuticals, Inc.*	11,808,259
185,905	Neon Therapeutics, Inc.*	1,145,175
105,515	ObsEva S.A.*	1,466,659
443,032	PhaseBio Pharmaceuticals, Inc.*	5,803,719
503,263	Portola Pharmaceuticals, Inc.*(3)	17,765,184
299,200	Ra Pharmaceuticals, Inc.*	6,642,240
159,421	Radius Health, Inc.*	3,510,450
1,621,062	Rigel Pharmaceuticals, Inc.*	3,614,968
291,095	Seattle Genetics, Inc.*	19,730,419
578,601	Syndax Pharmaceuticals, Inc.*	4,136,997
96,098	Ultragenyx Pharmaceutical, Inc.*	6,342,468
207,940	UroGen Pharma Ltd.*(3)	7,475,443
197,516	Vertex Pharmaceuticals, Inc.*	33,376,254
94,527	Zealand Pharma A/S ADR*	1,968,052

		332,310,985

	Health Care Distributors - 0.3%
32,995	McKesson Corp.	3,934,654

	Health Care Equipment - 23.2%
921,976	Abbott Laboratories	73,352,411
216,194	AtriCure, Inc.*	6,490,144
224,695	Baxter International, Inc.	17,144,228
1,192,065	Boston Scientific Corp.*	44,249,453
289,925	Danaher Corp.	38,397,667
138,649	Edwards Lifesciences Corp.*	24,411,929
105,698	Globus Medical, Inc. Class A*	4,765,923
99,280	iRhythm Technologies, Inc.*	7,576,057
160,518	Koninklijke Philips N.V.	6,893,240
491,356	Medtronic plc	43,637,326
215,176	NuVasive, Inc.*	13,039,666
26,370	Penumbra, Inc.*	3,546,765
7,600	Shockwave Medical, Inc.*(3)	323,836
411,558	Smith & Nephew plc	7,956,437
134,682	Zimmer Biomet Holdings, Inc.	16,587,435

		308,372,517

	Health Care Facilities - 3.7%
355,110	Acadia Healthcare Co., Inc.*	11,370,622
244,616	HCA Healthcare, Inc.	31,122,494
206,118	NMC Health plc	7,611,498

		50,104,614

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	Health Care Services - 0.3%
71,361	Fresenius SE & Co. KGaA	$4,057,936

	Health Care Supplies - 0.1%
20,936	Alcon, Inc.*	1,205,677
4,800	Silk Road Medical, Inc.*	199,872

		1,405,549

	Health Care Technology - 2.5%
242,221	Cerner Corp.*	16,095,585
369,078	HMS Holdings Corp.*	11,231,044
108,721	Teladoc Health, Inc.*	6,184,050

		33,510,679

	Life Sciences Tools & Services - 5.9%
38,600	Bio-Techne Corp.	7,897,174
50,673	ICON plc*	6,920,918
33,199	Syneos Health, Inc.*	1,558,029
16,563	Tecan Group AG	3,739,112
174,752	Thermo Fisher Scientific, Inc.	48,484,943
777,079	WuXi AppTec Co., Ltd. Class H*(4)	9,558,959

		78,159,135

	Managed Health Care - 11.8%
200,832	Anthem, Inc.	52,824,841
71,978	Humana, Inc.	18,383,901
49,089	Molina Healthcare, Inc.*	6,363,407
256,551	UnitedHealth Group, Inc.	59,794,342
74,544	WellCare Health Plans, Inc.*	19,258,442

		156,624,933

	Pharmaceuticals - 21.4%
250,923	Allergan plc	36,885,681
415,116	Amneal Pharmaceuticals, Inc.*	5,342,543
874,179	AstraZeneca plc ADR	32,921,581
888,798	Bristol-Myers Squibb Co.	41,266,891
105,090	Chugai Pharmaceutical Co., Ltd.	6,664,427
173,300	Daiichi Sankyo Co., Ltd.	8,568,720
231,478	Dermira, Inc.*	2,567,091
259,470	Eisai Co., Ltd.	15,109,112
184,225	Elanco Animal Health, Inc.*	5,803,088
351,075	Eli Lilly & Co.	41,089,818
57,993	Hikma Pharmaceuticals plc	1,338,245
81,665	Kala Pharmaceuticals, Inc.*	633,720
181,798	Laboratorios Farmaceuticos Rovi S.A.	3,751,847
413,857	Medicines Co.*(3)	13,222,731
933,434	MediWound Ltd.*	4,965,869
432,001	Mylan N.V.*	11,659,707
178,425	MyoKardia, Inc.*	8,560,832
104,681	Novartis AG	8,577,568
334,760	Ono Pharmaceutical Co., Ltd.	6,288,542
318,514	Revance Therapeutics, Inc.*	4,217,125
3,327,150	Sino Biopharmaceutical Ltd.	3,203,336
90,550	Takeda Pharmaceutical Co., Ltd.	3,341,451
247,928	Teva Pharmaceutical Industries Ltd. ADR*	3,773,464
44,170	Tricida, Inc.*	1,513,264
130,663	UCB S.A.	10,384,957
92,999	WaVe Life Sciences Ltd.*(3)	2,467,264

		284,118,874

	Total Common Stocks (cost $1,100,388,393)	$1,252,599,876

RIGHTS - 0.0%
	Biotechnology - 0.0%
66,213	Clementia Pharmaceuticals, Inc.(1)(2)	$89,388

	Total Rights ($89,388)	$89,388

	Total Long-Term Investments (cost $1,100,477,781)	$1,252,689,264

The accompanying notes are an integral part of these financial statements.

33

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.7%
	Other Investment Pools & Funds - 5.8%
76,354,508	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	$76,354,508

	Securities Lending Collateral - 0.9%
622,316	Citibank NA DDCA, 2.42%, 5/1/2019(5)	622,316
6,054,008	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(5)	6,054,008
1,288,521	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(5)	1,288,521
2,224,807	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(5)	2,224,807
2,067,248	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	2,067,248
189,422	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(5)	189,422

		12,446,322

	Total Short-Term Investments (cost $88,800,830)	$88,800,830

Total Investments (cost $1,189,278,611)	100.9%	$1,341,490,094
Other Assets and Liabilities	(0.9)%	(12,480,498)

Total Net Assets	100.0%	$1,329,009,596

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of this security was $89,388, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of this security was $9,558,959, representing 0.7% of net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$332,310,985	$316,637,812	$15,673,173	$—
Health Care Distributors	3,934,654	3,934,654	—	—
Health Care Equipment	308,372,517	293,522,840	14,849,677	—
Health Care Facilities	50,104,614	42,493,116	7,611,498	—
Health Care Services	4,057,936	—	4,057,936	—
Health Care Supplies	1,405,549	1,405,549	—	—
Health Care Technology	33,510,679	33,510,679	—	—
Life Sciences Tools & Services	78,159,135	74,420,023	3,739,112	—
Managed Health Care	156,624,933	156,624,933	—	—
Pharmaceuticals	284,118,874	220,642,516	63,476,358	—
Rights	89,388	—	—	89,388
Short-Term Investments	88,800,830	88,800,830	—	—

Total	$1,341,490,094	$1,231,992,952	$109,407,754	$89,388

(1)	For the six-month period ended April 30, 2019 there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

34

The Hartford MidCap Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Banks - 5.8%
1,306,048	Cullen/Frost Bankers, Inc.	$132,812,021
219,768	First Citizens BancShares, Inc. Class A	98,511,006
1,576,469	First Republic Bank	166,506,656
888,468	M&T Bank Corp.	151,101,753
920,986	Pinnacle Financial Partners, Inc.	53,481,657
1,664,633	Prosperity Bancshares, Inc.	122,583,574
1,050,435	South State Corp.	79,475,912

		804,472,579

	Capital Goods - 8.0%
2,134,366	Fastenal Co.	150,579,521
2,554,487	Gardner Denver Holdings, Inc.*	86,213,936
1,285,317	HEICO Corp. Class A	114,945,899
1,464,645	IDEX Corp.	229,451,286
905,727	Lennox International, Inc.	245,859,594
1,442,179	Lincoln Electric Holdings, Inc.	125,858,962
274,953	Middleby Corp.*	36,329,540
1,679,715	PACCAR, Inc.	120,385,174

		1,109,623,912

	Commercial & Professional Services - 7.1%
780,422	Cimpress N.V.*	70,550,149
660,326	Cintas Corp.	143,383,187
336,290	CoStar Group, Inc.*	166,883,912
1,839,062	Healthcare Services Group, Inc.	62,252,249
2,564,814	KAR Auction Services, Inc.	144,860,695
3,426,934	TransUnion	238,685,953
1,633,862	Waste Connections, Inc.	151,573,378

		978,189,523

	Consumer Durables & Apparel - 3.7%
1,328,822	Carter’s, Inc.	140,735,538
66,890	NVR, Inc.*	210,869,387
1,045,005	Roku, Inc.*	66,451,868
4,640,719	Under Armour, Inc. Class C*	96,155,698

		514,212,491

	Consumer Services - 1.9%
1,889,884	Choice Hotels International, Inc.	156,935,967
2,639,637	Service Corp. International/US	109,835,296

		266,771,263

	Diversified Financials - 3.2%
317,908	Credit Acceptance Corp.*	157,752,308
598,746	FactSet Research Systems, Inc.	165,176,059
1,264,076	Northern Trust Corp.	124,574,690

		447,503,057

	Energy - 2.4%
1,006,081	Diamondback Energy, Inc.	107,036,958
11,711,067	Encana Corp.	81,157,694
10,327,183	WPX Energy, Inc.*	143,444,572

		331,639,224

	Health Care Equipment & Services - 8.8%
1,447,220	Hill-Rom Holdings, Inc.	146,777,052
2,366,593	Integra LifeSciences Holdings Corp.*	123,512,489
589,888	Masimo Corp.*	76,773,923
269,131	Molina Healthcare, Inc.*	34,887,452
2,545,717	NuVasive, Inc.*	154,270,450
1,159,706	STERIS plc*	151,898,292
636,838	Teleflex, Inc.	182,250,299
1,147,247	Varian Medical Systems, Inc.*	156,220,624
1,374,062	Veeva Systems, Inc. Class A*	192,190,052

		1,218,780,633

	Insurance - 4.8%
152,980	Alleghany Corp.*	100,489,502

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Insurance - 4.8% - (continued)
123,262	Fairfax Financial Holdings Ltd.	$58,781,538
1,975,565	Fidelity National Financial, Inc.	78,923,822
206,492	Markel Corp.*	221,258,243
108,557	White Mountains Insurance Group Ltd.	101,939,365
1,677,367	WR Berkley Corp.	102,822,597

		664,215,067

	Materials - 2.8%
3,684,176	Ball Corp.	220,829,509
977,723	Packaging Corp. of America	96,951,013
2,197,376	Silgan Holdings, Inc.	65,789,437

		383,569,959

	Media & Entertainment - 1.7%
2,229,034	Cargurus, Inc.*	90,810,845
2,746,490	TripAdvisor, Inc.*	146,195,663

		237,006,508

	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
2,438,745	Aerie Pharmaceuticals, Inc.*	93,038,122
1,213,494	Agios Pharmaceuticals, Inc.*(1)	67,858,584
1,223,282	Alnylam Pharmaceuticals, Inc.*	109,288,014
698,111	Bio-Techne Corp.	142,826,530
847,092	Bluebird Bio, Inc.*(1)	120,143,058
1,907,245	Ionis Pharmaceuticals, Inc.*	141,765,521
190,050	Mettler-Toledo International, Inc.*	141,636,663
1,237,767	PRA Health Sciences, Inc.*	119,840,601
1,249,983	Repligen Corp.*	84,223,855
954,397	Sage Therapeutics, Inc.*	160,558,207
2,424,290	Seattle Genetics, Inc.*	164,318,376
1,876,098	Ultragenyx Pharmaceutical, Inc.*	123,822,468

		1,469,319,999

	Real Estate - 1.9%
1,565,801	Douglas Emmett, Inc. REIT	64,495,343
3,280,388	Equity Commonwealth REIT	104,316,339
4,181,724	Redfin Corp.*(1)	86,478,052

		255,289,734

	Retailing - 1.9%
1,646,934	CarMax, Inc.*	128,230,281
1,197,083	Etsy, Inc.*	80,850,986
795,093	GrubHub, Inc.*	53,104,261

		262,185,528

	Semiconductors & Semiconductor Equipment - 3.0%
1,475,674	MKS Instruments, Inc.	134,301,091
933,983	Monolithic Power Systems, Inc.	145,430,493
1,307,888	Silicon Laboratories, Inc.*	140,807,222

		420,538,806

	Software & Services - 19.9%
1,367,072	2U, Inc.*	82,707,856
1,824,775	Akamai Technologies, Inc.*	146,091,487
513,322	Aspen Technology, Inc.*	62,579,085
1,846,380	Black Knight, Inc.*	104,172,760
2,000,075	Blackbaud, Inc.	158,585,947
806,464	EPAM Systems, Inc.*	144,647,383
645,722	Fair Isaac Corp.*	180,640,729
9,751,398	Genpact Ltd.	353,975,747
1,496,405	Global Payments, Inc.	218,579,878
1,648,387	Guidewire Software, Inc.*	175,553,216
1,578,614	PTC, Inc.*	142,817,209
4,751,569	Teradata Corp.*	216,053,842
1,198,944	Total System Services, Inc.	122,580,035
1,474,142	VeriSign, Inc.*	291,069,338
1,670,145	WEX, Inc.*	351,231,493

		2,751,286,005

The accompanying notes are an integral part of these financial statements.

35

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 6.9%
2,298,069	CDW Corp.	$242,676,086
5,453,561	CommScope Holding Co., Inc.*	135,139,242
725,072	F5 Networks, Inc.*	113,763,797
4,093,567	II-VI, Inc.*	163,087,709
1,789,089	Keysight Technologies, Inc.*	155,704,416
2,940,830	National Instruments Corp.	138,513,093

		948,884,343

	Transportation - 3.1%
344,154	AMERCO	128,427,948
2,061,042	Genesee & Wyoming, Inc. Class A*	182,711,373
5,540,211	JetBlue Airways Corp.*	102,770,914
173,600	Spirit Airlines, Inc.*	9,440,368

		423,350,603

	Utilities - 2.4%
1,035,423	Black Hills Corp.	75,337,377
2,073,105	NiSource, Inc.	57,590,857
3,690,848	UGI Corp.	201,188,125

		334,116,359

	Total Common Stocks (cost $10,757,881,025)	$13,820,955,593

SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.2%
29,248,612	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.37%(2)	$29,248,612

	Securities Lending Collateral - 0.2%
1,194,238	Citibank NA DDCA, 2.42%, 5/1/2019(2)	1,194,238
11,617,774	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(2)	11,617,774
2,472,700	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(2)	2,472,700
4,269,453	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(2)	4,269,453
3,967,094	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(2)	3,967,094
363,506	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(2)	363,506

		23,884,765

	Total Short-Term Investments (cost $53,133,377)	$53,133,377

Total Investments (cost $10,811,014,402)	100.3%	$13,874,088,970
Other Assets and Liabilities	(0.3)%	(36,373,350)

Total Net Assets	100.0%	$13,837,715,620

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

36

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$804,472,579	$804,472,579	$—	$—
Capital Goods	1,109,623,912	1,109,623,912	—	—
Commercial & Professional Services	978,189,523	978,189,523	—	—
Consumer Durables & Apparel	514,212,491	514,212,491	—	—
Consumer Services	266,771,263	266,771,263	—	—
Diversified Financials	447,503,057	447,503,057	—	—
Energy	331,639,224	331,639,224	—	—
Health Care Equipment & Services	1,218,780,633	1,218,780,633	—	—
Insurance	664,215,067	664,215,067	—	—
Materials	383,569,959	383,569,959	—	—
Media & Entertainment	237,006,508	237,006,508	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,469,319,999	1,469,319,999	—	—
Real Estate	255,289,734	255,289,734	—	—
Retailing	262,185,528	262,185,528	—	—
Semiconductors & Semiconductor Equipment	420,538,806	420,538,806	—	—
Software & Services	2,751,286,005	2,751,286,005	—	—
Technology Hardware & Equipment	948,884,343	948,884,343	—	—
Transportation	423,350,603	423,350,603	—	—
Utilities	334,116,359	334,116,359	—	—
Short-Term Investments	53,133,377	53,133,377	—	—

Total	$13,874,088,970	$13,874,088,970	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

37

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.6%
223,022	Goodyear Tire & Rubber Co.	$4,284,253

	Banks - 9.7%
158,555	Bank OZK	5,176,821
134,297	Comerica, Inc.	10,554,401
110,741	IBERIABANK Corp.	8,803,910
66,678	M&T Bank Corp.	11,339,927
57,047	Pinnacle Financial Partners, Inc.	3,312,719
420,999	Sterling Bancorp	9,017,799
160,961	Western Alliance Bancorp*	7,690,717
227,537	Zions Bancorporation	11,224,400

		67,120,694

	Capital Goods - 9.1%
90,500	EnerSys	6,261,695
168,420	Fortune Brands Home & Security, Inc.	8,889,207
75,708	Harris Corp.	12,756,798
33,758	Hubbell, Inc.	4,307,521
241,849	JELD-WEN Holding, Inc.*	4,776,518
593,775	Milacron Holdings Corp.*	8,675,053
57,631	Moog, Inc. Class A	5,396,567
135,435	Sensata Technologies Holding plc*	6,763,624
67,747	Wabtec Corp.	5,018,020

		62,845,003

	Commercial & Professional Services - 1.5%
139,643	Clean Harbors, Inc.*	10,612,868

	Consumer Durables & Apparel - 1.9%
173,176	Lennar Corp. Class A	9,010,347
284,491	Newell Brands, Inc.	4,090,981

		13,101,328

	Consumer Services - 1.0%
126,399	Norwegian Cruise Line Holdings Ltd.*	7,127,640

	Diversified Financials - 1.1%
728,166	SLM Corp.	7,398,166

	Energy - 7.3%
144,014	Delek U.S. Holdings, Inc.	5,337,159
165,999	Diamondback Energy, Inc.	17,660,634
1,305,329	Encana Corp.	9,045,930
493,497	Noble Energy, Inc.	13,354,029
145,538	Viper Energy Partners L.P.	4,892,987

		50,290,739

	Food & Staples Retailing - 1.6%
297,568	US Foods Holding Corp.*	10,876,110

	Food, Beverage & Tobacco - 1.2%
34,752	Ingredion, Inc.	3,292,752
44,180	Post Holdings, Inc.*	4,982,620

		8,275,372

	Health Care Equipment & Services - 5.3%
159,634	Acadia Healthcare Co., Inc.*	5,111,481
81,158	Centene Corp.*	4,184,506
110,307	Hill-Rom Holdings, Inc.	11,187,336
59,525	STERIS plc*	7,796,585
68,369	Zimmer Biomet Holdings, Inc.	8,420,326

		36,700,234

	Insurance - 8.5%
110,819	Arthur J Gallagher & Co.	9,266,685
103,079	Assurant, Inc.	9,792,505
592,006	CNO Financial Group, Inc.	9,797,699
88,493	Hanover Insurance Group, Inc.	10,673,141
810,684	Lancashire Holdings Ltd.	7,284,354
79,317	Reinsurance Group of America, Inc.	12,017,319

		58,831,703

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Materials - 8.4%
214,339	Alcoa Corp.*	$5,718,565
247,415	Buzzi Unicem S.p.A.	5,516,273
194,797	Cabot Corp.	8,839,888
126,510	Carpenter Technology Corp.	6,283,752
104,459	Celanese Corp.	11,270,081
145,245	FMC Corp.	11,483,070
94,427	Reliance Steel & Aluminum Co.	8,683,507

		57,795,136

	Media & Entertainment - 2.4%
144,682	Cinemark Holdings, Inc.	6,083,878
48,789	Electronic Arts, Inc.*	4,617,879
346,499	TEGNA, Inc.	5,516,264

		16,218,021

	Real Estate - 11.7%
62,389	Boston Properties, Inc. REIT	8,585,974
581,138	Brixmor Property Group, Inc. REIT	10,390,747
321,008	Corporate Office Properties Trust REIT	8,949,703
41,008	Equity LifeStyle Properties, Inc. REIT	4,785,634
202,272	Gaming and Leisure Properties, Inc. REIT	8,167,743
62,774	Life Storage, Inc. REIT	5,981,734
317,495	Park Hotels & Resorts, Inc. REIT	10,185,240
434,709	Physicians Realty Trust REIT	7,850,845
38,141	PS Business Parks, Inc. REIT	5,859,220
298,439	STORE Capital Corp. REIT	9,943,988

		80,700,828

	Retailing - 1.8%
203,019	Caleres, Inc.	5,325,188
52,569	Expedia Group, Inc.	6,825,559

		12,150,747

	Semiconductors & Semiconductor Equipment - 3.7%
270,984	Ichor Holdings Ltd.*(1)	6,823,377
55,242	KLA-Tencor Corp.	7,042,250
25,356	Lam Research Corp.	5,259,595
167,091	Silicon Motion Technology Corp. ADR	6,389,560

		25,514,782

	Software & Services - 5.7%
142,718	Amdocs Ltd.	7,860,907
34,455	Booz Allen Hamilton Holding Corp.	2,042,837
175,672	Leidos Holdings, Inc.	12,908,379
174,118	SS&C Technologies Holdings, Inc.	11,780,824
24,214	VeriSign, Inc.*	4,781,054

		39,374,001

	Technology Hardware & Equipment - 5.5%
205,206	Arrow Electronics, Inc.*	17,341,959
41,218	Coherent, Inc.*	6,100,676
154,054	Itron, Inc.*	8,266,538
95,735	Lumentum Holdings, Inc.*	5,932,698

		37,641,871

	Telecommunication Services - 1.2%
138,328	Millicom International Cellular S.A.*	8,091,080

	Transportation - 2.3%
108,751	Genesee & Wyoming, Inc. Class A*	9,640,776
319,577	JetBlue Airways Corp.*	5,928,153

		15,568,929

	Utilities - 6.6%
262,453	Alliant Energy Corp.	12,395,655
96,975	Evergy, Inc.	5,607,095
85,094	Sempra Energy	10,887,777

The accompanying notes are an integral part of these financial statements.

38

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Utilities - 6.6% - (continued)
308,347	UGI Corp.	$16,807,995

		45,698,522

	Total Common Stocks (cost $624,713,331)	$676,218,027

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.8%
12,271,994	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(2)	$12,271,994

	Securities Lending Collateral - 0.1%
19,244	Citibank NA DDCA, 2.42%, 5/1/2019(2)	19,244
187,208	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(2)	187,208
39,845	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(2)	39,845
68,798	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(2)	68,798
63,926	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(2)	63,926
5,858	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(2)	5,857

		384,878

	Total Short-Term Investments (cost $12,656,872)	$12,656,872

Total Investments (cost $637,370,203)	100.0%	$688,874,899
Other Assets and Liabilities	0.0%	185,646

Total Net Assets	100.0%	$689,060,545

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,284,253	$4,284,253	$—	$—
Banks	67,120,694	67,120,694	—	—
Capital Goods	62,845,003	62,845,003	—	—
Commercial & Professional Services	10,612,868	10,612,868	—	—
Consumer Durables & Apparel	13,101,328	13,101,328	—	—
Consumer Services	7,127,640	7,127,640	—	—
Diversified Financials	7,398,166	7,398,166	—	—
Energy	50,290,739	50,290,739	—	—
Food & Staples Retailing	10,876,110	10,876,110	—	—
Food, Beverage & Tobacco	8,275,372	8,275,372	—	—
Health Care Equipment & Services	36,700,234	36,700,234	—	—
Insurance	58,831,703	51,547,349	7,284,354	—
Materials	57,795,136	52,278,863	5,516,273	—
Media & Entertainment	16,218,021	16,218,021	—	—
Real Estate	80,700,828	80,700,828	—	—
Retailing	12,150,747	12,150,747	—	—
Semiconductors & Semiconductor Equipment	25,514,782	25,514,782	—	—
Software & Services	39,374,001	39,374,001	—	—
Technology Hardware & Equipment	37,641,871	37,641,871	—	—
Telecommunication Services	8,091,080	—	8,091,080	—
Transportation	15,568,929	15,568,929	—	—
Utilities	45,698,522	45,698,522	—	—
Short-Term Investments	12,656,872	12,656,872	—	—

Total	$688,874,899	$667,983,192	$20,891,707	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

39

Hartford Quality Value Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 14.8%
368,856	Bank of America Corp.	$11,279,617
46,574	Bank of Nova Scotia	2,564,364
87,003	Citigroup, Inc.	6,151,112
103,078	JP Morgan Chase & Co.	11,962,202
16,831	M&T Bank Corp.	2,862,448
30,209	PNC Financial Services Group, Inc.	4,136,518

		38,956,261

	Capital Goods - 7.9%
39,801	Eaton Corp. plc	3,296,319
14,010	General Dynamics Corp.	2,503,867
22,738	Honeywell International, Inc.	3,947,999
89,278	Johnson Controls International plc	3,347,925
11,372	Lockheed Martin Corp.	3,790,629
26,150	United Technologies Corp.	3,729,251

		20,615,990

	Commercial & Professional Services - 1.0%
25,599	Waste Management, Inc.	2,747,797

	Energy - 9.4%
54,847	Chevron Corp.	6,584,931
34,848	EOG Resources, Inc.	3,347,150
69,595	Exxon Mobil Corp.	5,587,087
76,581	Halliburton Co.	2,169,540
36,458	Hess Corp.	2,337,687
64,673	Suncor Energy, Inc.	2,134,209
43,505	Total S.A. ADR	2,421,923

		24,582,527

	Food & Staples Retailing - 0.6%
31,443	Walgreens Boots Alliance, Inc.	1,684,401

	Food, Beverage & Tobacco - 5.8%
25,834	Altria Group, Inc.	1,403,561
67,066	General Mills, Inc.	3,451,887
22,775	Kellogg Co.	1,373,333
38,500	Nestle S.A. ADR	3,716,405
61,279	Philip Morris International, Inc.	5,304,310

		15,249,496

	Health Care Equipment & Services - 5.5%
6,409	Alcon, Inc.*	373,004
26,047	Hill-Rom Holdings, Inc.	2,641,687
78,751	Koninklijke Philips N.V. ADR	3,386,293
58,289	Medtronic plc	5,176,646
11,933	UnitedHealth Group, Inc.	2,781,224

		14,358,854

	Household & Personal Products - 1.1%
47,253	Unilever N.V.	2,859,279

	Insurance - 6.9%
72,587	American International Group, Inc.	3,452,963
31,130	Chubb Ltd.	4,520,076
37,316	Marsh & McLennan Cos., Inc.	3,518,526
57,188	Principal Financial Group, Inc.	3,268,866
32,738	Prudential Financial, Inc.	3,460,734

		18,221,165

	Materials - 4.0%
50,158	Ball Corp.	3,006,471
33,183	FMC Corp.	2,623,448
29,723	Methanex Corp.(1)	1,632,387
27,901	PPG Industries, Inc.	3,278,367

		10,540,673

	Media & Entertainment - 2.2%
133,232	Comcast Corp. Class A	5,799,589

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
17,513	Allergan plc	$2,574,411
108,501	AstraZeneca plc ADR	4,086,148
74,356	Bristol-Myers Squibb Co.	3,452,349
90,091	Merck & Co., Inc.	7,091,063
32,041	Novartis AG ADR	2,634,731

		19,838,702

	Real Estate - 3.2%
16,544	American Tower Corp. REIT	3,231,043
83,661	Corporate Office Properties Trust REIT	2,332,469
13,333	Public Storage REIT	2,948,993

		8,512,505

	Retailing - 4.3%
571,800	Allstar Co.(2)(3)(4)	205,848
23,441	Expedia Group, Inc.	3,043,579
39,812	Lowe’s Cos., Inc.	4,504,330
45,228	Target Corp.	3,501,552

		11,255,309

	Semiconductors & Semiconductor Equipment - 5.0%
132,048	Intel Corp.	6,739,730
23,314	KLA-Tencor Corp.	2,972,069
38,601	QUALCOMM, Inc.	3,324,704

		13,036,503

	Software & Services - 4.1%
16,399	Accenture plc Class A	2,995,605
27,606	International Business Machines Corp.	3,872,294
30,602	Microsoft Corp.	3,996,621

		10,864,520

	Technology Hardware & Equipment - 3.9%
7,285	Apple, Inc.	1,461,881
91,886	Cisco Systems, Inc.	5,141,022
24,876	Motorola Solutions, Inc.	3,604,781

		10,207,684

	Telecommunication Services - 3.0%
136,503	Verizon Communications, Inc.	7,806,606

	Transportation - 0.9%
22,121	United Parcel Service, Inc. Class B	2,349,693

	Utilities - 5.8%
64,737	Alliant Energy Corp.	3,057,529
59,903	Avangrid, Inc.	3,067,633
37,820	Dominion Energy, Inc.	2,945,043
47,585	Eversource Energy	3,409,941
51,816	UGI Corp.	2,824,490

		15,304,636

	Total Common Stocks (cost $232,770,472)	$254,792,190

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 3.1%
8,081,354	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	$8,081,354

	Securities Lending Collateral - 0.4%
49,000	Citibank NA DDCA, 2.42%, 5/1/2019(5)	49,000
476,681	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(5)	476,681
101,456	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(5)	101,456
175,177	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(5)	175,177

The accompanying notes are an integral part of these financial statements.

40

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 3.5% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
162,771	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	$162,771
14,915	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(5)	14,915

		980,000

	Total Short-Term Investments (cost $9,061,354)	$9,061,354

Total Investments (cost $241,831,826)	100.5%	$263,853,544
Other Assets and Liabilities	(0.5)%	(1,286,624)

Total Net Assets	100.0%	$262,566,920

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of this security was $205,848, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $205,848 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$205,848

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$38,956,261	$38,956,261	$—	$—
Capital Goods	20,615,990	20,615,990	—	—
Commercial & Professional Services	2,747,797	2,747,797	—	—
Energy	24,582,527	24,582,527	—	—
Food & Staples Retailing	1,684,401	1,684,401	—	—
Food, Beverage & Tobacco	15,249,496	15,249,496	—	—
Health Care Equipment & Services	14,358,854	14,358,854	—	—
Household & Personal Products	2,859,279	2,859,279	—	—
Insurance	18,221,165	18,221,165	—	—
Materials	10,540,673	10,540,673	—	—
Media & Entertainment	5,799,589	5,799,589	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,838,702	19,838,702	—	—
Real Estate	8,512,505	8,512,505	—	—
Retailing	11,255,309	11,049,461	—	205,848
Semiconductors & Semiconductor Equipment	13,036,503	13,036,503	—	—
Software & Services	10,864,520	10,864,520	—	—
Technology Hardware & Equipment	10,207,684	10,207,684	—	—
Telecommunication Services	7,806,606	7,806,606	—	—
Transportation	2,349,693	2,349,693	—	—
Utilities	15,304,636	15,304,636	—	—
Short-Term Investments	9,061,354	9,061,354	—	—

Total	$263,853,544	$263,647,696	$—	$205,848

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

41

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 1.0%
150,861	Cooper Tire & Rubber Co.	$4,504,709
43,016	Tenneco, Inc. Class A	942,911
84,182	Visteon Corp.*	5,557,696

		11,005,316

	Banks - 4.5%
199,405	First Busey Corp.	5,152,625
240,246	First Hawaiian, Inc.	6,642,802
103,750	IBERIABANK Corp.	8,248,125
776,676	MGIC Investment Corp.*	11,370,537
209,532	Seacoast Banking Corp. of Florida*	5,942,327
401,311	Sterling Bancorp	8,596,082
182,508	Triumph Bancorp, Inc.*	5,659,573

		51,612,071

	Capital Goods - 10.6%
231,554	Aerojet Rocketdyne Holdings, Inc.*	7,840,418
232,161	Altra Industrial Motion Corp.	8,703,716
58,725	American Woodmark Corp.*	5,281,139
135,392	Applied Industrial Technologies, Inc.	8,115,397
70,639	Armstrong World Industries, Inc.	6,122,282
36,765	Astec Industries, Inc.	1,239,348
134,146	Axon Enterprise, Inc.*	8,518,271
123,295	AZZ, Inc.	5,855,280
75,125	EnerSys	5,197,899
142,669	Generac Holdings, Inc.*	7,845,368
162,159	ITT, Inc.	9,818,727
219,985	JELD-WEN Holding, Inc.*	4,344,704
131,884	John Bean Technologies Corp.	14,479,544
91,401	Mercury Systems, Inc.*	6,674,101
370,306	Milacron Holdings Corp.*	5,410,171
119,842	Patrick Industries, Inc.*	5,976,521
250,787	Rexnord Corp.*	7,172,508
217,015	Welbilt, Inc.*	3,652,362

		122,247,756

	Commercial & Professional Services - 3.9%
54,506	Advanced Disposal Services, Inc.*	1,762,724
148,431	ASGN, Inc.*	9,357,090
139,511	Clean Harbors, Inc.*	10,602,836
181,415	Exponent, Inc.	10,271,718
80,115	Huron Consulting Group, Inc.*	3,871,958
83,022	MSA Safety, Inc.	9,124,948

		44,991,274

	Consumer Durables & Apparel - 5.9%
99,227	Carter’s, Inc.	10,509,132
129,101	Oxford Industries, Inc.	10,723,129
71,155	Roku, Inc.*	4,524,747
402,211	Steven Madden Ltd.	14,620,370
174,958	TopBuild Corp.*	12,462,258
404,651	Wolverine World Wide, Inc.	14,895,203

		67,734,839

	Consumer Services - 2.7%
118,594	Dunkin’ Brands Group, Inc.	8,850,670
111,255	Marriott Vacations Worldwide Corp.	11,751,866
135,787	Wingstop, Inc.	10,220,687

		30,823,223

	Diversified Financials - 2.7%
230,042	Blucora, Inc.*	8,051,470
100,449	Evercore, Inc. Class A	9,786,746
154,512	OneMain Holdings, Inc.	5,248,773
843,343	SLM Corp.	8,568,365

		31,655,354

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Energy - 1.4%
658,956	Kosmos Energy Ltd.	$4,408,415
119,510	PDC Energy, Inc.*	5,197,490
304,468	ProPetro Holding Corp.*	6,737,877

		16,343,782

	Food & Staples Retailing - 1.6%
44,764	Casey’s General Stores, Inc.	5,924,516
300,775	Performance Food Group Co.*	12,316,736

		18,241,252

	Food, Beverage & Tobacco - 1.2%
560,570	Hostess Brands, Inc.*	7,511,638
58,068	Post Holdings, Inc.*	6,548,909

		14,060,547

	Health Care Equipment & Services - 11.5%
214,274	AtriCure, Inc.*	6,432,505
193,145	Cardiovascular Systems, Inc.*	6,864,373
218,468	Globus Medical, Inc. Class A*	9,850,722
94,333	Haemonetics Corp.*	8,233,384
305,205	HMS Holdings Corp.*	9,287,388
32,959	ICU Medical, Inc.*	7,498,172
95,359	Insulet Corp.*	8,224,714
116,440	Integra LifeSciences Holdings Corp.*	6,077,004
69,726	LHC Group, Inc.*	7,747,256
66,641	Medidata Solutions, Inc.*	6,020,348
185,687	Merit Medical Systems, Inc.*	10,431,896
161,716	Omnicell, Inc.*	12,995,498
374,298	OraSure Technologies, Inc.*	3,540,859
48,198	Orthofix Medical, Inc.*	2,640,768
79,867	Providence Service Corp.*	5,297,578
595,872	R1 RCM, Inc.*	6,238,780
85,938	Tandem Diabetes Care, Inc.*	5,277,453
89,461	Teladoc Health, Inc.*	5,088,542
43,364	U.S. Physical Therapy, Inc.	5,051,472

		132,798,712

	Household & Personal Products - 0.7%
187,341	Edgewell Personal Care Co.*	7,724,069

	Insurance - 0.9%
243,579	James River Group Holdings Ltd.	10,283,905

	Materials - 3.0%
131,907	Boise Cascade Co.	3,652,505
533,496	Graphic Packaging Holding Co.	7,404,925
366,366	Livent Corp.*	3,949,425
203,122	Louisiana-Pacific Corp.	5,088,206
445,775	OMNOVA Solutions, Inc.*	3,298,735
207,294	PolyOne Corp.	5,729,606
326,263	Summit Materials, Inc. Class A*	5,716,128

		34,839,530

	Media & Entertainment - 0.4%
111,699	Cargurus, Inc.*	4,550,617
89,259	TrueCar, Inc.*	574,828

		5,125,445

	Pharmaceuticals, Biotechnology & Life Sciences - 13.9%
198,981	Abeona Therapeutics, Inc.*	1,532,154
126,629	Aerie Pharmaceuticals, Inc.*	4,830,896
53,489	Agios Pharmaceuticals, Inc.*	2,991,105
385,006	Alder Biopharmaceuticals, Inc.*	5,232,231
579,003	Amicus Therapeutics, Inc.*	7,723,900
384,540	Amneal Pharmaceuticals, Inc.*	4,949,030
242,759	Apellis Pharmaceuticals, Inc.*	4,809,056
163,481	Arena Pharmaceuticals, Inc.*	7,479,256
214,772	Array BioPharma, Inc.*	4,855,995
89,924	Assembly Biosciences, Inc.*	1,419,001

The accompanying notes are an integral part of these financial statements.

42

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 13.9% - (continued)
134,773	Audentes Therapeutics, Inc.*	$5,093,072
43,484	Avrobio, Inc.*	817,934
106,039	Biohaven Pharmaceutical Holding Co., Ltd.*	6,346,434
119,134	Blueprint Medicines Corp.*	9,007,722
172,607	Catalent, Inc.*	7,736,246
390,923	Cymabay Therapeutics, Inc.*	5,007,724
228,448	Five Prime Therapeutics, Inc.*	2,531,204
139,213	Flexion Therapeutics, Inc.*	1,475,658
109,315	G1 Therapeutics, Inc.*	2,339,341
159,365	GlycoMimetics, Inc.*	1,939,472
277,240	Heron Therapeutics, Inc.*	6,010,563
79,644	Insmed, Inc.*	2,424,363
310,292	Intersect ENT, Inc.*	10,081,387
103,800	Karyopharm Therapeutics, Inc.*	484,746
37,465	Ligand Pharmaceuticals, Inc.*	4,714,970
14,653	Madrigal Pharmaceuticals, Inc.*	1,554,390
199,975	Minerva Neurosciences, Inc.*	1,473,816
133,870	MyoKardia, Inc.*	6,423,082
270,821	NanoString Technologies, Inc.*	7,033,221
136,032	Portola Pharmaceuticals, Inc.*	4,801,930
86,889	REGENXBIO, Inc.*	4,379,206
228,667	Revance Therapeutics, Inc.*	3,027,551
811,222	Rigel Pharmaceuticals, Inc.*	1,809,025
31,492	Spark Therapeutics, Inc.*	3,359,881
123,268	Syneos Health, Inc.*	5,784,967
131,200	Ultragenyx Pharmaceutical, Inc.*	8,659,200

		160,139,729

	Real Estate - 2.9%
265,452	Columbia Property Trust, Inc. REIT	6,028,415
54,601	Coresite Realty Corp. REIT	5,973,895
202,303	Corporate Office Properties Trust REIT	5,640,208
213,426	Pebblebrook Hotel Trust REIT	6,949,151
55,063	PS Business Parks, Inc. REIT	8,458,778

		33,050,447

	Retailing - 4.3%
312,454	Caleres, Inc.	8,195,668
132,205	Core-Mark Holding Co., Inc.	4,805,652
136,872	Etsy, Inc.*	9,244,335
81,451	Five Below, Inc.*	11,923,612
156,016	Floor & Decor Holdings, Inc. Class A*	7,491,888
113,177	Liberty Expedia Holdings, Inc. Class A*	5,253,676
100,976	Urban Outfitters, Inc.*	3,002,017

		49,916,848

	Semiconductors & Semiconductor Equipment - 2.8%
117,450	Cirrus Logic, Inc.*	5,588,271
370,614	Cohu, Inc.	5,496,206
320,418	Entegris, Inc.	13,092,279
452,663	FormFactor, Inc.*	8,577,964

		32,754,720

	Software & Services - 15.3%
97,969	2U, Inc.*	5,927,125
260,508	8x8, Inc.*	6,231,351
40,618	Alteryx, Inc. Class A*	3,600,380
115,770	Blackbaud, Inc.	9,179,403
48,104	CACI International, Inc. Class A*	9,377,394
183,160	Carbonite, Inc.*	4,492,915
429,161	Cloudera, Inc.*	4,776,562
86,145	Everbridge, Inc.*	6,365,254
17,194	Fair Isaac Corp.*	4,810,022
191,640	Five9, Inc.*	10,170,335
229,009	ForeScout Technologies, Inc.*	9,627,538
61,869	HubSpot, Inc.*	11,414,212

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Software & Services - 15.3% - (continued)
103,639	Instructure, Inc.*	$4,464,768
95,553	LiveRamp Holdings, Inc.*	5,573,606
94,518	New Relic, Inc.*	9,947,074
100,338	Paylocity Holding Corp.*	9,687,634
150,611	Pegasystems, Inc.	11,297,331
284,994	Pivotal Software, Inc. Class A*	6,184,370
81,193	Q2 Holdings, Inc.*	6,123,576
158,824	Rapid7, Inc.*	8,630,496
267,282	SailPoint Technologies Holding, Inc.*	7,553,389
109,905	Science Applications International Corp.	8,237,380
240,270	SVMK, Inc.*	4,300,833
37,694	Trade Desk, Inc. Class A*	8,348,467

		176,321,415

	Technology Hardware & Equipment - 3.2%
223,349	CTS Corp.	6,689,303
100,640	ePlus, Inc.*	9,489,346
178,623	Lumentum Holdings, Inc.*	11,069,267
57,235	Rogers Corp.*	9,588,007

		36,835,923

	Telecommunication Services - 0.2%
383,958	ORBCOMM, Inc.*	2,779,856

	Transportation - 1.3%
106,963	Genesee & Wyoming, Inc. Class A*	9,482,270
253,513	Marten Transport Ltd.	5,014,487

		14,496,757

	Total Common Stocks (cost $973,668,312)	$1,105,782,770

EXCHANGE-TRADED FUNDS - 1.6%
	Other Investment Pools & Funds - 1.6%
87,986	iShares Russell 2000 Growth ETF	17,814,525

	Total Exchange-Traded Funds (cost $17,731,555)	$17,814,525

	Total Long-Term Investments (cost $991,399,867)	$1,123,597,295

SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
30,175,513	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(1)	30,175,513

	Total Short-Term Investments (cost $30,175,513)	$30,175,513

Total Investments (cost $1,021,575,380)	100.1%	$1,153,772,808
Other Assets and Liabilities	(0.1)%	(783,519)

Total Net Assets	100.0%	$1,152,989,289

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$11,005,316	$11,005,316	$—	$—
Banks	51,612,071	51,612,071	—	—
Capital Goods	122,247,756	122,247,756	—	—
Commercial & Professional Services	44,991,274	44,991,274	—	—
Consumer Durables & Apparel	67,734,839	67,734,839	—	—
Consumer Services	30,823,223	30,823,223	—	—
Diversified Financials	31,655,354	31,655,354	—	—
Energy	16,343,782	16,343,782	—	—
Food & Staples Retailing	18,241,252	18,241,252	—	—
Food, Beverage & Tobacco	14,060,547	14,060,547	—	—
Health Care Equipment & Services	132,798,712	132,798,712	—	—
Household & Personal Products	7,724,069	7,724,069	—	—
Insurance	10,283,905	10,283,905	—	—
Materials	34,839,530	34,839,530	—	—
Media & Entertainment	5,125,445	5,125,445	—	—
Pharmaceuticals, Biotechnology & Life Sciences	160,139,729	160,139,729	—	—
Real Estate	33,050,447	33,050,447	—	—
Retailing	49,916,848	49,916,848	—	—
Semiconductors & Semiconductor Equipment	32,754,720	32,754,720	—	—
Software & Services	176,321,415	176,321,415	—	—
Technology Hardware & Equipment	36,835,923	36,835,923	—	—
Telecommunication Services	2,779,856	2,779,856	—	—
Transportation	14,496,757	14,496,757	—	—
Exchange-Traded Funds	17,814,525	17,814,525	—	—
Short-Term Investments	30,175,513	30,175,513	—	—

Total	$1,153,772,808	$1,153,772,808	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Value Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.6%
53,557	Cooper Tire & Rubber Co.	$1,599,212

	Banks - 16.7%
61,194	Bank OZK	1,997,984
89,558	Cadence Bancorp	2,037,445
116,358	FNB Corp.	1,411,423
44,428	Great Western Bancorp, Inc.	1,562,533
89,941	Hilltop Holdings, Inc.	1,891,459
83,090	Opus Bank	1,817,178
99,623	Radian Group, Inc.	2,333,171
88,081	Umpqua Holdings Corp.	1,529,086
98,032	United Financial Bancorp, Inc.	1,293,042
56,843	Univest Financial Corp.	1,433,580

		17,306,901

	Capital Goods - 11.4%
34,792	Argan, Inc.	1,663,753
135,764	Briggs & Stratton Corp.	1,656,321
69,527	JELD-WEN Holding, Inc.*	1,373,158
41,948	Kennametal, Inc.	1,707,283
63,126	nVent Electric plc	1,764,372
148,365	REV Group, Inc.(1)	1,882,752
74,890	Triumph Group, Inc.	1,777,140

		11,824,779

	Commercial & Professional Services - 7.9%
112,230	BrightView Holdings, Inc.*	1,800,169
29,005	Deluxe Corp.	1,297,103
41,390	Kforce, Inc.	1,490,868
77,877	Knoll, Inc.	1,700,834
30,183	McGrath Rent Corp.	1,871,346

		8,160,320

	Consumer Durables & Apparel - 4.1%
26,670	Sturm Ruger & Co., Inc.	1,493,253
27,884	Tempur Sealy International, Inc.*	1,712,078
45,043	Tupperware Brands Corp.	1,072,023

		4,277,354

	Consumer Services - 2.9%
33,041	Adtalem Global Education, Inc.*	1,629,582
79,690	Carriage Services, Inc.	1,398,560

		3,028,142

	Diversified Financials - 4.4%
63,338	Greenhill & Co., Inc.	1,311,730
126,944	Navient Corp.	1,715,013
53,893	PRA Group, Inc.*	1,515,471

		4,542,214

	Food, Beverage & Tobacco - 2.0%
155,324	Hostess Brands, Inc.*	2,081,342

	Health Care Equipment & Services - 3.3%
167,378	Allscripts Healthcare Solutions, Inc.*	1,652,021
64,113	Natus Medical, Inc.*	1,715,664

		3,367,685

	Household & Personal Products - 1.7%
42,971	Edgewell Personal Care Co.*	1,771,694

	Insurance - 4.8%
190,349	Lancashire Holdings Ltd.	1,710,370
170,194	MBIA, Inc.*	1,645,776
139,070	Third Point Reinsurance Ltd.*	1,614,603

		4,970,749

	Materials - 3.5%
32,111	Compass Minerals International, Inc.	1,842,850
51,392	Schweitzer-Mauduit International, Inc.	1,828,014

		3,670,864

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Media & Entertainment - 3.8%
243,271	Entercom Communications Corp. Class A	$1,673,704
144,443	TEGNA, Inc.	2,299,533

		3,973,237

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
56,440	Myriad Genetics Inc.*	1,776,731

	Real Estate - 5.4%
77,293	CoreCivic, Inc. REIT	1,608,467
82,785	Outfront Media, Inc. REIT	1,972,767
62,465	Pebblebrook Hotel Trust REIT	2,033,860

		5,615,094

	Retailing - 4.7%
18,150	Children’s Place, Inc.	2,047,683
107,270	Michaels Cos., Inc.*	1,205,715
19,359	Stamps.com, Inc.*	1,661,002

		4,914,400

	Semiconductors & Semiconductor Equipment - 6.9%
66,371	Ichor Holdings Ltd.*	1,671,222
40,961	Silicon Motion Technology Corp. ADR	1,566,348
101,989	Tower Semiconductor Ltd.*	1,832,742
84,335	Xperi Corp.	2,095,725

		7,166,037

	Software & Services - 8.3%
47,724	Cardtronics plc Class A*	1,706,611
116,105	Conduent, Inc.*	1,489,627
47,063	CSG Systems International, Inc.	2,101,363
51,336	EVERTEC, Inc.	1,607,330
182,976	TiVo Corp.	1,714,485

		8,619,416

	Technology Hardware & Equipment - 3.5%
221,709	Avid Technology, Inc.*	1,684,989
37,484	Plantronics, Inc.	1,929,676

		3,614,665

	Total Common Stocks (cost $97,028,097)	$102,280,836

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.6%
1,661,754	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.37%(2)	$1,661,754

	Securities Lending Collateral - 0.3%
13,000	Citibank NA DDCA, 2.42%, 5/1/2019(2)	13,000
126,466	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(2)	126,466
26,917	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(2)	26,917
46,476	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(2)	46,476
43,184	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(2)	43,184
3,957	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(2)	3,957

		260,000

	Total Short-Term Investments (cost $1,921,754)	$1,921,754

Total Investments (cost $98,949,851)	100.5%	$104,202,590
Other Assets and Liabilities	(0.5)%	(502,967)

Total Net Assets	100.0%	$103,699,623

The accompanying notes are an integral part of these financial statements.

45

Hartford Small Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,599,212	$1,599,212	$—	$—
Banks	17,306,901	17,306,901	—	—
Capital Goods	11,824,779	11,824,779	—	—
Commercial & Professional Services	8,160,320	8,160,320	—	—
Consumer Durables & Apparel	4,277,354	4,277,354	—	—
Consumer Services	3,028,142	3,028,142	—	—
Diversified Financials	4,542,214	4,542,214	—	—
Food, Beverage & Tobacco	2,081,342	2,081,342	—	—
Health Care Equipment & Services	3,367,685	3,367,685	—	—
Household & Personal Products	1,771,694	1,771,694	—	—
Insurance	4,970,749	3,260,379	1,710,370	—
Materials	3,670,864	3,670,864	—	—
Media & Entertainment	3,973,237	3,973,237	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,776,731	1,776,731	—	—
Real Estate	5,615,094	5,615,094	—	—
Retailing	4,914,400	4,914,400	—	—
Semiconductors & Semiconductor Equipment	7,166,037	7,166,037	—	—
Software & Services	8,619,416	8,619,416	—	—
Technology Hardware & Equipment	3,614,665	3,614,665	—	—
Short-Term Investments	1,921,754	1,921,754	—	—

Total	$104,202,590	$102,492,220	$1,710,370	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

The Hartford Small Company Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Automobiles & Components - 2.0%
66,294	LCI Industries	$5,823,928
167,935	Winnebago Industries, Inc.	5,939,861

		11,763,789

	Banks - 5.6%
195,077	BancorpSouth Bank	5,945,947
148,718	CenterState Bank Corp.	3,670,360
388,638	MGIC Investment Corp.*	5,689,660
371,002	Sterling Bancorp	7,946,863
61,659	Texas Capital Bancshares, Inc.*	3,991,187
158,446	Union Bankshares Corp.	5,783,279

		33,027,296

	Capital Goods - 9.9%
335,246	Actuant Corp. Class A	8,575,593
62,716	Altra Industrial Motion Corp.	2,351,223
116,686	Argan, Inc.	5,579,925
36,467	Axon Enterprise, Inc.*	2,315,654
166,070	EnerSys	11,490,383
207,720	ITT, Inc.	12,577,446
22,880	Kadant, Inc.	2,244,299
59,876	Patrick Industries, Inc.*	2,986,016
369,928	Rexnord Corp.*	10,579,941

		58,700,480

	Commercial & Professional Services - 3.3%
103,239	Brink’s Co.	8,251,893
6,063	CoStar Group, Inc.*	3,008,764
130,498	TriNet Group, Inc.*	8,135,245

		19,395,902

	Consumer Durables & Apparel - 6.1%
183,933	Acushnet Holdings Corp.	4,636,951
98,327	Carter’s, Inc.	10,413,813
259,740	Century Communities, Inc.*	6,605,188
280,694	Skyline Champion Corp.	5,925,450
27,688	Under Armour, Inc. Class A*	639,316
375,510	Under Armour, Inc. Class C*	7,780,567

		36,001,285

	Consumer Services - 6.4%
580,284	DraftKings, Inc.(1)(2)(3)	1,648,007
59,604	Grand Canyon Education, Inc.*	6,907,507
119,348	Marriott Vacations Worldwide Corp.	12,606,729
136,897	Planet Fitness, Inc. Class A*	10,363,103
103,372	Shake Shack, Inc. Class A*	6,336,704

		37,862,050

	Diversified Financials - 0.8%
73,630	Green Dot Corp. Class A*	4,695,385

	Energy - 0.7%
119,972	Viper Energy Partners L.P.	4,033,459

	Food & Staples Retailing - 1.1%
155,126	Performance Food Group Co.*	6,352,410

	Food, Beverage & Tobacco - 1.5%
100,737	MGP Ingredients, Inc.	8,851,760

	Health Care Equipment & Services - 12.1%
35,296	Amedisys, Inc.*	4,511,535
125,509	Globus Medical, Inc. Class A*	5,659,201
74,860	Haemonetics Corp.*	6,533,781
71,521	Hill-Rom Holdings, Inc.	7,253,660
188,592	HMS Holdings Corp.*	5,738,855
102,242	Insulet Corp.*	8,818,372
158,162	Merit Medical Systems, Inc.*	8,885,541
151,926	Omnicell, Inc.*	12,208,773
43,268	Penumbra, Inc.*	5,819,546

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Health Care Equipment & Services - 12.1% - (continued)
105,583	Tandem Diabetes Care, Inc.*	$6,483,852

		71,913,116

	Insurance - 0.8%
111,637	James River Group Holdings Ltd.	4,713,314

	Materials - 3.4%
138,236	Cabot Corp.	6,273,150
194,250	Carpenter Technology Corp.	9,648,397
38,871	Ingevity Corp.*	4,470,554

		20,392,101

	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
194,786	Abeona Therapeutics, Inc.*	1,499,852
75,614	Aerie Pharmaceuticals, Inc.*	2,884,674
247,914	Amicus Therapeutics, Inc.*	3,307,173
125,136	Apellis Pharmaceuticals, Inc.*	2,478,944
101,426	Arena Pharmaceuticals, Inc.*	4,640,240
23,422	Ascendis Pharma AS ADR*	2,608,742
92,167	CareDx, Inc.*	2,507,864
88,147	CytomX Therapeutics, Inc.*	838,278
81,467	Exact Sciences Corp.*	8,039,978
89,070	G1 Therapeutics, Inc.*	1,906,098
45,980	Galapagos N.V. ADR*	5,287,700
121,182	Heron Therapeutics, Inc.*	2,627,226
146,693	Invitae Corp.*	3,464,889
164,888	Karyopharm Therapeutics, Inc.*	770,027
80,361	MyoKardia, Inc.*	3,855,721
46,886	PRA Health Sciences, Inc.*	4,539,503
95,320	Ra Pharmaceuticals, Inc.*	2,116,104
138,381	Revance Therapeutics, Inc.*	1,832,164
119,491	Rhythm Pharmaceuticals, Inc.*	3,020,732
19,428	Sage Therapeutics, Inc.*	3,268,372
313,855	Sangamo Therapeutics, Inc.*	3,668,965
28,997	Syneos Health, Inc.*	1,360,829

		66,524,075

	Real Estate - 4.0%
135,034	Agree Realty Corp. REIT	8,840,676
175,440	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,664,950
150,444	NexPoint Residential Trust, Inc. REIT	5,640,145
223,664	Xenia Hotels & Resorts, Inc. REIT	4,842,326

		23,988,097

	Retailing - 3.5%
3,136,600	Allstar Co.(1)(2)(3)	1,129,176
51,783	Etsy, Inc.*	3,497,424
43,417	Five Below, Inc.*	6,355,815
143,157	Floor & Decor Holdings, Inc. Class A*	6,874,399
35,930	Sleep Number Corp.*	1,250,364
26,907	Tory Burch LLC*(1)(2)(3)	1,580,005

		20,687,183

	Semiconductors & Semiconductor Equipment - 2.7%
211,824	Entegris, Inc.	8,655,129
342,434	Tower Semiconductor Ltd.*	6,153,539
8,665	Universal Display Corp.	1,382,934

		16,191,602

	Software & Services - 16.2%
61,281	2U, Inc.*	3,707,500
51,879	Alteryx, Inc. Class A*	4,598,555
71,173	Endava plc ADR*	2,353,691
15,207	EPAM Systems, Inc.*	2,727,528
88,034	Everbridge, Inc.*	6,504,832
15,962	Fair Isaac Corp.*	4,465,369
134,410	Five9, Inc.*	7,133,139

The accompanying notes are an integral part of these financial statements.

47

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Software & Services - 16.2% - (continued)
70,588	Globant S.A.*	$5,928,686
54,172	Guidewire Software, Inc.*	5,769,318
28,376	HubSpot, Inc.*	5,235,088
86,074	LiveRamp Holdings, Inc.*	5,020,696
217,837	Mimecast Ltd.*	11,220,784
313,514	Pivotal Software, Inc. Class A*	6,803,254
84,397	Rapid7, Inc.*	4,586,133
92,520	Science Applications International Corp.	6,934,374
28,774	Trade Desk, Inc. Class A*	6,372,866
77,570	Zendesk, Inc.*	6,809,095

		96,170,908

	Technology Hardware & Equipment - 2.8%
33,462	Lumentum Holdings, Inc.*	2,073,640
197,673	nLight, Inc.*	5,165,195
43,640	Zebra Technologies Corp. Class A*	9,214,150

		16,452,985

	Telecommunication Services - 1.3%
64,479	Bandwidth, Inc. Class A*	4,863,006
140,534	Boingo Wireless, Inc.*	3,195,743

		8,058,749

	Total Common Stocks (cost $497,918,970)	$565,775,946

PREFERRED STOCKS - 0.8%
	Retailing - 0.3%
47,489	Honest Co., Inc.*(1)(2)(3)	$1,777,513

	Software & Services - 0.5%
263,189	MarkLogic Corp. Series F*(1)(2)(3)	2,660,841

	Total Preferred Stocks (cost $5,229,589)	$4,438,354

ESCROWS - 0.0%(4)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(1)(2)(3)	53,331

	Total Escrows (cost $—)	$53,331

	Total Long-Term Investments (cost $503,148,559)	$570,267,631

SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 3.0%
18,140,202	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	$18,140,202

	Total Short-Term Investments (cost $18,140,202)	$18,140,202

Total Investments (cost $521,288,761)	99.2%	$588,407,833
Other Assets and Liabilities	0.8%	4,459,033

Total Net Assets	100.0%	$592,866,866

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviations used in the Schedules of Investments.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of these securities was $8,848,873, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $8,848,873 or 1.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$1,129,176
07/2015	DraftKings, Inc.	580,284	2,187,550	1,648,007
08/2015	Honest Co., Inc. Preferred	47,489	2,172,859	1,777,513
04/2015	MarkLogic Corp. Series F Preferred	263,189	3,056,730	2,660,841
11/2013	Tory Burch LLC	26,907	2,108,912	1,580,005
04/2017	Veracode, Inc.	98,033	—	53,331

			$10,890,530	$8,848,873

(4)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

48

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$11,763,789	$11,763,789	$—	$—
Banks	33,027,296	33,027,296	—	—
Capital Goods	58,700,480	58,700,480	—	—
Commercial & Professional Services	19,395,902	19,395,902	—	—
Consumer Durables & Apparel	36,001,285	36,001,285	—	—
Consumer Services	37,862,050	36,214,043	—	1,648,007
Diversified Financials	4,695,385	4,695,385	—	—
Energy	4,033,459	4,033,459	—	—
Food & Staples Retailing	6,352,410	6,352,410	—	—
Food, Beverage & Tobacco	8,851,760	8,851,760	—	—
Health Care Equipment & Services	71,913,116	71,913,116	—	—
Insurance	4,713,314	4,713,314	—	—
Materials	20,392,101	20,392,101	—	—
Pharmaceuticals, Biotechnology & Life Sciences	66,524,075	66,524,075	—	—
Real Estate	23,988,097	23,988,097	—	—
Retailing	20,687,183	17,978,002	—	2,709,181
Semiconductors & Semiconductor Equipment	16,191,602	16,191,602	—	—
Software & Services	96,170,908	96,170,908	—	—
Technology Hardware & Equipment	16,452,985	16,452,985	—	—
Telecommunication Services	8,058,749	8,058,749	—	—
Preferred Stocks	4,438,354	—	—	4,438,354
Escrows	53,331	—	—	53,331
Short-Term Investments	18,140,202	18,140,202	—	—

Total	$588,407,833	$579,558,960	$—	$8,848,873

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2019:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$4,284,091	$4,346,678	$112,498	$8,743,267
Purchases	—	—	—	—
Sales	—	—	(65,743)	(65,743)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	(291,935)	65,744	(226,191)
Net change in unrealized appreciation/depreciation	73,097	383,611	(59,168)	397,540
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$4,357,188	$4,438,354	$53,331	$8,848,873

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2019: was $164,773.

The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Below are the definitions of the abbreviations used in the preceding schedules of investments.

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

50

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund
Assets:
Investments in securities, at market value(1)	$7,207,093,119	$4,600,449,000	$8,767,008,097	$4,054,341,772	$5,224,022,110
Foreign currency	1,236	—	—	547,937	20
Unrealized appreciation on foreign currency contracts	9,989	—	—	—	—
Receivables:
Investment securities sold	45,599,701	—	7,928,619	14,985,655	27,057,671
Fund shares sold	1,335,242	11,759,940	9,877,783	6,154,709	5,203,283
Dividends and interest	5,682,213	4,266,051	9,763,842	4,587,351	1,118,001
Securities lending income	9,838	—	1,077	—	8,389
Variation margin on futures contracts	4,617,927	1,989,960	—	—	—
Variation margin on centrally cleared swap contracts	205,240	—	—	—	—
Tax reclaims	1,672,508	—	1,868,977	2,831,133	574,681
Other assets	88,017	170,076	138,382	93,471	128,761

Total assets	7,266,315,030	4,618,635,027	8,796,586,777	4,083,542,028	5,258,112,916

Liabilities:
Obligation to return securities lending collateral	12,132,750	—	—	—	26,973,237
Payables:
Investment securities purchased	34,794,436	—	10,107,445	8,983,521	55,651,366
Fund shares redeemed	7,454,473	8,245,985	7,933,045	3,866,219	6,368,958
Investment management fees	3,881,802	1,265,498	4,310,055	2,044,279	2,917,274
Transfer agent fees	2,447,690	817,635	1,828,830	1,117,682	1,560,053
Accounting services fees	116,551	63,100	105,657	57,821	85,996
Board of Directors’ fees	44,131	12,715	40,175	21,712	26,919
Distribution fees	218,269	79,446	162,097	101,227	125,135
Accrued expenses	371,472	95,224	293,184	167,442	262,996

Total liabilities	61,461,574	10,579,603	24,780,488	16,359,903	93,971,934

Net assets	$7,204,853,456	$4,608,055,424	$8,771,806,289	$4,067,182,125	$5,164,140,982

Summary of Net Assets:
Capital stock and paid-in-capital	$6,246,691,869	$3,547,628,653	$6,249,828,546	$3,031,695,230	$4,103,996,786
Distributable earnings	958,161,587	1,060,426,771	2,521,977,743	1,035,486,895	1,060,144,196

Net assets	$7,204,853,456	$4,608,055,424	$8,771,806,289	$4,067,182,125	$5,164,140,982

Shares authorized	1,765,000,000	750,000,000	1,300,000,000	800,000,000	23,900,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001

Class A: Net asset value per share	$36.29	$31.82	$24.88	$19.39	$41.01

Maximum offering price per share	$38.40	$33.67	$26.33	$20.52	$43.40

Shares outstanding	136,919,329	25,590,720	148,046,671	80,689,051	54,926,390

Net Assets	$4,968,290,062	$814,421,878	$3,682,844,866	$1,564,250,935	$2,252,593,431

Class C: Net asset value per share	$26.56	$29.02	$23.94	$19.28	$21.39

Shares outstanding	13,398,448	11,546,858	8,779,039	16,509,206	15,011,333

Net Assets	$355,806,168	$335,143,711	$210,202,227	$318,226,770	$321,097,493

Class I: Net asset value per share	$36.47	$31.87	$24.75	$19.27	$43.55

Shares outstanding	18,716,090	44,056,997	39,548,419	49,424,090	39,597,989

Net Assets	$682,499,902	$1,404,196,941	$978,707,493	$952,482,591	$1,724,375,478

Class R3: Net asset value per share	$40.61	$32.32	$25.24	$19.41	$41.04

Shares outstanding	1,366,214	1,090,234	2,766,965	2,364,549	1,237,900

Net Assets	$55,482,452	$35,234,122	$69,847,190	$45,900,397	$50,804,116

Class R4: Net asset value per share	$42.10	$32.81	$25.43	$19.44	$43.94

Shares outstanding	1,163,626	4,317,622	5,195,596	3,602,796	1,949,473

Net Assets	$48,992,416	$141,676,985	$132,146,784	$70,045,635	$85,668,065

Class R5: Net asset value per share	$42.99	$32.11	$25.55	$19.54	$46.49

Shares outstanding	852,247	6,915,255	6,241,179	4,296,657	575,577

Net Assets	$36,640,669	$222,080,977	$159,451,842	$83,977,290	$26,760,803

The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund
Class R6: Net asset value per share	$43.27	$32.25	$25.55	$19.59	$47.34

Shares outstanding	1,824,489	5,414,273	3,977,413	2,177,103	444,516

Net Assets	$78,937,847	$174,606,407	$101,625,640	$42,659,728	$21,044,864

Class Y: Net asset value per share	$43.25	$32.25	$25.55	$19.60	$47.34

Shares outstanding	4,243,248	9,454,814	26,535,531	5,295,877	3,458,912

Net Assets	$183,528,187	$304,925,388	$678,073,239	$103,784,150	$163,728,008

Class F: Net asset value per share	$36.45	$31.88	$24.73	$19.27	$43.67

Shares outstanding	21,798,867	36,880,918	111,561,545	45,969,323	11,863,279

Net Assets	$794,675,753	$1,175,769,015	$2,758,907,008	$885,854,629	$518,068,724

Cost of investments	$6,266,118,684	$3,618,237,001	$6,405,903,950	$3,172,323,112	$4,323,485,602
Cost of foreign currency	$1,236	$—	$—	$545,810	$20

(1) Includes Investment in securities on loan, at market value	$27,359,956	$—	$—	$—	$25,880,773

The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund
Assets:
Investments in securities, at market value(1)	$1,341,490,094	$13,874,088,970	$688,874,899	$263,853,544	$1,153,772,808
Foreign currency	124,130	—	—	6	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	—
Receivables:
Investment securities sold	461,074	53,153,670	6,355,154	—	725,125
Fund shares sold	1,663,725	24,948,893	1,124,722	61,102	1,072,753
Dividends and interest	1,245,597	1,709,007	325,641	361,381	167,598
Securities lending income	6,693	45,671	236	432	1,084
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Tax reclaims	124,207	—	—	140,535	—
Other assets	96,425	220,218	96,685	92,096	74,842

Total assets	1,345,211,945	13,954,166,429	696,777,337	264,509,096	1,155,814,210

Liabilities:
Obligation to return securities lending collateral	12,446,322	23,884,765	384,878	980,000	—
Payables:
Investment securities purchased	101,938	54,818,115	5,809,053	536,140	—
Fund shares redeemed	2,000,315	25,996,347	813,993	175,108	1,708,385
Investment management fees	944,005	7,938,681	402,686	100,801	644,850
Transfer agent fees	568,143	2,920,267	203,494	113,122	356,993
Accounting services fees	19,853	147,120	10,013	4,032	16,492
Board of Directors’ fees	7,933	53,535	3,722	1,468	7,555
Distribution fees	46,701	190,725	13,728	7,040	12,564
Accrued expenses	67,139	501,254	75,225	24,465	78,082

Total liabilities	16,202,349	116,450,809	7,716,792	1,942,176	2,824,921

Net assets	$1,329,009,596	$13,837,715,620	$689,060,545	$262,566,920	$1,152,989,289

Summary of Net Assets:
Capital stock and paid-in-capital	$1,117,211,219	$10,598,573,316	$626,597,123	$239,365,052	$1,002,353,366
Distributable earnings	211,798,377	3,239,142,304	62,463,422	23,201,868	150,635,923

Net assets	$1,329,009,596	$13,837,715,620	$689,060,545	$262,566,920	$1,152,989,289

Shares authorized	610,000,000	1,230,000,000	610,000,000	27,160,000,000	27,150,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0001	$0.0001

Class A: Net asset value per share	$33.55	$30.33	$13.97	$20.18	$46.32

Maximum offering price per share	$35.50	$32.10	$14.78	$21.35	$49.02

Shares outstanding	20,156,940	95,422,292	22,079,080	8,444,494	4,556,171

Net Assets	$676,202,427	$2,893,775,255	$308,404,814	$170,435,303	$211,057,109

Class C: Net asset value per share	$26.69	$20.90	$11.18	$17.32	$31.40

Shares outstanding	5,651,452	26,941,900	1,577,952	477,214	630,374

Net Assets	$150,816,946	$562,954,239	$17,638,574	$8,263,366	$19,794,880

Class I: Net asset value per share	$35.42	$31.38	$14.10	$19.90	$48.59

Shares outstanding	9,644,970	128,317,058	2,272,393	625,110	5,228,707

Net Assets	$341,657,019	$4,026,398,772	$32,047,686	$12,437,240	$254,051,126

Class R3: Net asset value per share	$34.48	$34.03	$14.76	$20.53	$45.70

Shares outstanding	1,084,689	3,140,557	657,537	53,202	268,235

Net Assets	$37,395,750	$106,860,023	$9,704,369	$1,092,396	$12,259,581

Class R4: Net asset value per share	$36.43	$35.56	$15.08	$20.72	$48.31

Shares outstanding	858,835	8,184,281	753,711	296,535	1,274,071

Net Assets	$31,284,835	$291,020,409	$11,364,998	$6,143,071	$61,549,696

Class R5: Net asset value per share	$38.27	$36.71	$15.28	$20.87	$51.14

Shares outstanding	196,211	15,430,821	205,733	26,905	1,802,053

Net Assets	$7,509,908	$566,448,992	$3,144,422	$561,567	$92,159,404

Class R6: Net asset value per share	$38.80	$37.14	$—	$20.92	$51.92

Shares outstanding	255	40,859,689	—	1,466	1,414,087

Net Assets	$9,895	$1,517,406,665	$—	$30,670	$73,423,136

The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund
Class Y: Net asset value per share	$38.79	$37.09	$15.33	$20.91	$51.95

Shares outstanding	1,405,717	47,210,505	788,352	36,426	7,282,372

Net Assets	$54,533,238	$1,751,193,658	$12,085,986	$761,540	$378,351,463

Class F: Net asset value per share	$35.51	$31.45	$14.10	$19.87	$48.76

Shares outstanding	833,662	67,462,669	20,899,275	3,162,911	1,032,518

Net Assets	$29,599,578	$2,121,657,607	$294,669,696	$62,841,767	$50,342,894

Cost of investments	$1,189,278,611	$10,811,014,402	$637,370,203	$241,831,826	$1,021,575,380
Cost of foreign currency	$123,776	$—	$—	$7	$—

(1) Includes Investment in securities on loan, at market value	$11,974,222	$22,268,948	$372,740	$961,100	$—

The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$104,202,590	$588,407,833
Foreign currency	—	5
Receivables:
Investment securities sold	—	6,137,138
Fund shares sold	68,097	807,883
Dividends and interest	34,393	73,980
Securities lending income	494	696
Other assets	76,026	77,257

Total assets	104,381,600	595,504,792

Liabilities:
Obligation to return securities lending collateral	260,000	—
Payables:
Investment securities purchased	—	1,521,227
Fund shares redeemed	304,179	433,810
Investment management fees	60,200	380,029
Transfer agent fees	38,942	211,524
Accounting services fees	1,548	10,243
Board of Directors’ fees	722	2,626
Distribution fees	2,237	13,805
Accrued expenses	14,149	64,662

Total liabilities	681,977	2,637,926

Net assets	$103,699,623	$592,866,866

Summary of Net Assets:
Capital stock and paid-in-capital	$88,922,990	$495,954,713
Distributable earnings	14,776,633	96,912,153

Net assets	$103,699,623	$592,866,866

Shares authorized	1,110,000,000	650,000,000

Par value	$0.0010	$0.0010

Class A: Net asset value per share	$10.75	$20.52

Maximum offering price per share	$11.38	$21.71

Shares outstanding	4,863,027	15,553,953

Net Assets	$52,273,077	$319,233,763

Class C: Net asset value per share	$9.35	$13.46

Shares outstanding	517,731	849,882

Net Assets	$4,838,501	$11,443,343

Class I: Net asset value per share	$10.76	$21.79

Shares outstanding	345,440	1,333,414

Net Assets	$3,715,675	$29,060,750

Class R3: Net asset value per share	$11.16	$22.51

Shares outstanding	56,931	790,583

Net Assets	$635,116	$17,794,835

Class R4: Net asset value per share	$11.31	$24.08

Shares outstanding	5,802	644,670

Net Assets	$65,616	$15,521,560

Class R5: Net asset value per share	$11.27	$25.56

Shares outstanding	2,203	125,529

Net Assets	$24,824	$3,208,923

Class R6: Net asset value per share	$11.26	$26.13

Shares outstanding	968	7,992

Net Assets	$10,897	$208,839

Class Y: Net asset value per share	$11.25	$26.12

Shares outstanding	37,610	1,265,307

Net Assets	$423,273	$33,049,080

The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class F: Net asset value per share	$10.75	$21.90

Shares outstanding	3,879,357	7,460,242

Net Assets	$41,712,644	$163,345,773

Cost of investments	$98,949,851	$521,288,761
Cost of foreign currency	$—	$5

(1) Includes Investment in securities on loan, at market value	$253,800	$—

The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund
Investment Income:
Dividends	$52,356,871	$30,010,875	$110,281,362	$63,942,267	$9,376,973
Non-cash dividends	183,757	—	—	—	—
Interest	1,574,747	1,741,214	3,132,190	708,370	1,700,552
Securities lending	426,740	476,052	486,005	474,914	139,652
Less: Foreign tax withheld	(344,022)	—	(1,096,764)	(1,513,229)	—

Total investment income, net	54,198,093	32,228,141	112,802,793	63,612,322	11,217,177

Expenses:
Investment management fees	22,837,969	6,628,251	24,827,118	12,323,885	16,282,220
Transfer agent fees
Class A	2,755,584	355,075	1,814,029	698,691	1,181,753
Class C	430,472	149,200	202,653	178,202	207,320
Class I	334,874	491,902	404,749	707,681	829,117
Class R3	61,980	35,567	75,026	47,999	48,672
Class R4	39,905	106,346	99,976	53,082	60,584
Class R5	18,000	103,824	73,121	42,521	10,818
Class R6	320	2,774	1,467	704	226
Class Y	27,469	39,981	130,950	37,021	25,920
Class F	2,584	266	2,352	773	667
Distribution fees
Class A	5,799,452	887,457	4,333,690	1,856,666	2,519,069
Class C	1,882,295	1,519,459	1,070,817	1,584,013	1,497,176
Class R3	141,264	84,462	173,987	111,972	118,372
Class R4	61,286	167,904	158,904	83,940	99,083
Custodian fees	29,320	9,060	19,055	12,458	36,071
Registration and filing fees	86,794	120,354	123,465	93,095	102,770
Accounting services fees	687,599	336,610	617,516	348,618	484,925
Board of Directors’ fees	110,720	50,819	122,140	61,870	72,204
Audit fees	29,258	10,672	11,726	10,902	21,992
Other expenses	401,779	172,634	440,870	236,580	247,660

Total expenses (before waivers and fees paid indirectly)	35,738,924	11,272,617	34,703,611	18,490,673	23,846,619
Expense waivers	—	—	—	—	—
Transfer agent fee waivers	—	—	—	(3,876)	—
Distribution fee reimbursements	(84,451)	(29,472)	(40,773)	(5,568)	(58,897)
Commission recapture	(39,271)	(4,548)	(28,444)	(13,596)	(17,276)

Total waivers and fees paid indirectly	(123,722)	(34,020)	(69,217)	(23,040)	(76,173)

Total expenses, net	35,615,202	11,238,597	34,634,394	18,467,633	23,770,446

Net Investment Income (Loss)	18,582,891	20,989,544	78,168,399	45,144,689	(12,553,269)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	54,600,055	57,352,913	151,044,860	139,147,260	180,518,200
Net realized gain (loss) on futures contracts	169,651	988,042	—	—	—
Net realized gain (loss) on other foreign currency transactions	5,446	—	(14,326)	(119,002)	43,349

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	54,775,152	58,340,955	151,030,534	139,028,258	180,561,549

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	805,291,212	371,159,530	456,031,888	179,323,721	610,424,540
Net unrealized appreciation (depreciation) of futures contracts	3,665,353	5,449,013	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	9,989	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(24,814)	—	—	(10,765)	(4,505)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	808,941,740	376,608,543	456,031,888	179,312,956	610,420,035

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	863,716,892	434,949,498	607,062,422	318,341,214	790,981,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$882,299,783	$455,939,042	$685,230,821	$363,485,903	$778,428,315

The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2019 (Unaudited)

	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund
Investment Income:
Dividends	$6,245,054	$44,631,209	$6,665,183	$4,052,193	$3,598,879
Non-cash dividends	—	—	—	—	—
Interest	639,860	277,175	112,997	53,203	184,744
Securities lending	253,532	404,807	13,149	2,470	266,235
Less: Foreign tax withheld	(119,533)	(351,513)	(46,688)	(59,104)	—

Total investment income, net	7,018,913	44,961,678	6,744,641	4,048,762	4,049,858

Expenses:
Investment management fees	5,792,469	44,126,083	2,321,585	609,527	3,667,789
Transfer agent fees
Class A	468,383	1,458,071	247,009	151,680	218,687
Class C	131,052	389,657	20,836	9,844	19,243
Class I	192,025	1,595,940	17,978	6,667	96,316
Class R3	39,727	108,382	9,722	1,116	13,308
Class R4	25,079	224,359	9,151	4,529	50,475
Class R5	4,632	238,883	3,292	284	49,009
Class R6	—	20,452	—	—	471
Class Y	7,810	430,969	3,067	148	73,973
Class F	96	1,361	469	57	244
Distribution fees
Class A	839,478	3,256,658	359,398	200,996	246,271
Class C	773,173	2,761,806	87,743	41,477	101,467
Class R3	94,414	258,309	22,817	2,634	31,489
Class R4	39,363	351,533	14,364	7,278	78,817
Custodian fees	10,338	33,414	7,147	3,186	6,033
Registration and filing fees	69,571	283,070	62,514	61,934	63,369
Accounting services fees	121,962	833,371	57,424	24,381	93,330
Board of Directors’ fees	21,594	181,496	9,973	4,245	17,263
Audit fees	11,720	12,438	10,160	14,609	10,316
Other expenses	90,474	866,476	92,787	20,382	76,114

Total expenses (before waivers and fees paid indirectly)	8,733,360	57,432,728	3,357,436	1,164,974	4,913,984
Expense waivers	—	—	—	(114,664)	—
Transfer agent fee waivers	—	(33,480)	(81)	—	(4,683)
Distribution fee reimbursements	(11,881)	(45,630)	(3,090)	(3,934)	(7,044)
Commission recapture	(6,103)	(11,825)	(4,390)	(1,076)	(3,917)

Total waivers and fees paid indirectly	(17,984)	(90,935)	(7,561)	(119,674)	(15,644)

Total expenses, net	8,715,376	57,341,793	3,349,875	1,045,300	4,898,340

Net Investment Income (Loss)	(1,696,463)	(12,380,115)	3,394,766	3,003,462	(848,482)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	78,721,124	193,900,352	11,648,846	(879,085)	20,396,193
Net realized gain (loss) on futures contracts	—	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	(8,572)	5,128	(26,888)	(2,821)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	78,712,552	193,905,480	11,621,958	(881,906)	20,396,193

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(9,334,642)	1,628,088,143	43,293,413	19,197,091	78,295,334
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(2,705)	—	1,213	2,162	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(9,337,347)	1,628,088,143	43,294,626	19,199,253	78,295,334

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	69,375,205	1,821,993,623	54,916,584	18,317,347	98,691,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,678,742	$1,809,613,508	$58,311,350	$21,320,809	$97,843,045

The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2019 (Unaudited)

	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$1,151,117	$1,570,047
Interest	20,773	165,719
Securities lending	5,206	20,690
Less: Foreign tax withheld	(1,345)	—

Total investment income, net	1,175,751	1,756,456

Expenses:
Investment management fees	346,687	2,117,514
Transfer agent fees
Class A	51,167	260,774
Class C	6,907	12,840
Class I	1,867	25,211
Class R3	554	16,683
Class R4	38	11,777
Class R5	16	1,536
Class R6	—	3
Class Y	133	1,248
Class F	45	308
Distribution fees
Class A	62,176	360,307
Class C	27,430	54,529
Class R3	1,376	40,827
Class R4	65	18,588
Custodian fees	2,293	3,720
Registration and filing fees	60,728	65,249
Accounting services fees	8,915	56,717
Board of Directors’ fees	1,608	7,748
Audit fees	10,130	18,711
Other expenses	11,378	72,206

Total expenses (before waivers and fees paid indirectly)	593,513	3,146,496
Expense waivers	(45,436)	(33,473)
Distribution fee reimbursements	(2,277)	(6,719)
Commission recapture	—	(5,881)

Total waivers and fees paid indirectly	(47,713)	(46,073)

Total expenses, net	545,800	3,100,423

Net Investment Income (Loss)	629,951	(1,343,967)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	9,051,075	32,648,017
Net realized gain (loss) on other foreign currency transactions	(4,969)	(187)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	9,046,106	32,647,830

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	(2,542,515)	42,815,660

Net Changes in Unrealized Appreciation (Depreciation) of Investments	(2,542,515)	42,815,660

Net Gain (Loss) on Investments and Foreign Currency Transactions	6,503,591	75,463,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,133,542	$74,119,523

The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund		The Hartford Dividend and Growth Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$18,582,891	$29,129,541	$20,989,544	$29,087,986	$78,168,399	$137,264,805
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	54,775,152	1,049,827,019	58,340,955	148,389,458	151,030,534	749,856,902
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	808,941,740	(725,874,806)	376,608,543	121,421,247	456,031,888	(503,569,392)

Net Increase (Decrease) in Net Assets Resulting from Operations	882,299,783	353,081,754	455,939,042	298,898,691	685,230,821	383,552,315

Distributions to Shareholders:
Class A	(706,880,427)	(606,326,646)	(32,665,488)	(21,919,937)	(351,539,078)	(392,731,234)
Class C	(77,462,325)	(192,535,075)	(13,165,205)	(9,824,353)	(22,090,170)	(47,166,268)
Class I	(107,802,788)	(112,999,632)	(58,009,690)	(36,517,509)	(86,956,442)	(89,574,705)
Class R3	(8,221,995)	(8,606,238)	(1,469,253)	(1,304,880)	(6,947,027)	(8,267,443)
Class R4	(6,723,975)	(8,617,809)	(6,169,266)	(5,833,533)	(12,764,858)	(14,963,939)
Class R5	(4,489,300)	(4,727,926)	(10,058,287)	(7,238,859)	(14,829,718)	(14,896,682)
Class R6	(9,472,410)	(8,465,656)	(7,010,179)	(4,628,300)	(8,155,723)	(2,134,094)
Class Y	(22,763,013)	(21,588,189)	(11,032,633)	(5,743,412)	(63,187,525)	(67,373,460)
Class F	(127,729,846)	(148,455,017)	(33,816,032)	(22,560,533)	(264,874,223)	(294,232,092)

Total distributions	(1,071,546,079)	(1,112,322,188)	(173,396,033)	(115,571,316)	(831,344,764)	(931,339,917)

Capital Share Transactions:
Sold	276,154,484	1,024,978,367	1,242,628,018	1,034,630,470	739,362,056	1,305,754,651
Issued on reinvestment of distributions	1,028,835,325	1,024,872,512	165,763,267	110,126,116	803,532,085	904,747,281
Redeemed	(1,089,152,529)	(2,362,392,164)	(552,712,528)	(1,049,713,011)	(855,881,623)	(1,815,707,318)

Net increase (decrease) from capital share transactions	215,837,280	(312,541,285)	855,678,757	95,043,575	687,012,518	394,794,614

Net Increase (Decrease) in Net Assets	26,590,984	(1,071,781,719)	1,138,221,766	278,370,950	540,898,575	(152,992,988)

Net Assets:
Beginning of period	7,178,262,472	8,250,044,191	3,469,833,658	3,191,462,708	8,230,907,714	8,383,900,702

End of period	$7,204,853,456	$7,178,262,472	$4,608,055,424	$3,469,833,658	$8,771,806,289	$8,230,907,714

The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$45,144,689	$85,304,100	$(12,553,269)	$(26,628,720)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	139,028,258	304,620,363	180,561,549	1,119,332,875
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	179,312,956	(358,974,067)	610,420,035	(691,128,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	363,485,903	30,950,396	778,428,315	401,575,987

Distributions to Shareholders:
Class A	(126,692,919)	(110,568,818)	(456,838,600)	(158,556,200)
Class C	(26,414,299)	(26,593,783)	(111,605,001)	(50,309,267)
Class I	(96,839,714)	(80,508,699)	(353,498,531)	(124,475,405)
Class R3	(3,802,235)	(3,521,663)	(10,699,557)	(4,054,099)
Class R4	(5,675,437)	(5,230,591)	(17,113,553)	(6,430,582)
Class R5	(6,898,683)	(5,773,145)	(4,132,294)	(1,298,270)
Class R6	(3,038,693)	(2,239,099)	(2,565,390)	(405,519)
Class Y	(11,626,623)	(9,816,882)	(24,851,439)	(7,918,200)
Class F	(67,908,225)	(51,013,597)	(88,424,295)	(49,296,790)

Total distributions	(348,896,828)	(295,266,277)	(1,069,728,660)	(402,744,332)

Capital Share Transactions:
Sold	375,929,836	873,087,387	578,595,748	969,192,221
Issued on reinvestment of distributions	333,708,692	282,151,407	974,523,742	368,471,573
Redeemed	(800,440,508)	(1,058,675,637)	(794,662,211)	(1,385,082,501)

Net increase (decrease) from capital share transactions	(90,801,980)	96,563,157	758,457,279	(47,418,707)

Net Increase (Decrease) in Net Assets	(76,212,905)	(167,752,724)	467,156,934	(48,587,052)

Net Assets:
Beginning of period	4,143,395,030	4,311,147,754	4,696,984,048	4,745,571,100

End of period	$4,067,182,125	$4,143,395,030	$5,164,140,982	$4,696,984,048

The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$(1,696,463)	$(6,298,519)	$(12,380,115)	$(27,259,243)	$3,394,766	$2,443,998
Net realized gain (loss) on investments and foreign currency transactions	78,712,552	111,294,483	193,905,480	1,338,169,899	11,621,958	67,366,569
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(9,337,347)	(46,256,832)	1,628,088,143	(1,053,603,351)	43,294,626	(98,187,581)

Net Increase (Decrease) in Net Assets Resulting from Operations	67,678,742	58,739,132	1,809,613,508	257,307,305	58,311,350	(28,377,014)

Distributions to Shareholders:
Class A	(48,565,116)	(35,671,123)	(289,440,820)	(114,449,039)	(31,904,637)	(7,223,583)
Class C	(13,953,587)	(14,636,384)	(88,988,927)	(44,224,199)	(2,364,041)	(1,054,080)
Class I	(25,648,483)	(17,037,825)	(397,398,146)	(137,926,366)	(3,672,119)	(1,061,423)
Class R3	(2,630,413)	(2,149,358)	(10,655,554)	(3,811,998)	(947,049)	(281,738)
Class R4	(2,166,993)	(1,635,340)	(27,102,479)	(10,885,993)	(1,216,557)	(300,127)
Class R5	(547,096)	(311,084)	(45,165,553)	(14,370,283)	(805,091)	(270,417)
Class R6	—	—	(108,955,955)	(19,124,476)	—	—
Class Y	(3,369,356)	(2,027,884)	(162,390,598)	(61,748,284)	(1,198,031)	(697,801)
Class F	(5,165,742)	(3,055,878)	(183,904,712)	(56,547,280)	(29,727,333)	(6,915,715)

Total distributions	(102,046,786)	(76,524,876)	(1,314,002,744)	(463,087,918)	(71,834,858)	(17,804,884)

Capital Share Transactions:
Sold	89,569,638	299,018,988	2,206,246,647	4,914,460,268	81,113,107	178,140,524
Issued on reinvestment of distributions	97,225,749	72,780,594	1,257,169,340	443,523,450	70,997,863	17,573,868
Redeemed	(252,510,982)	(429,112,111)	(2,418,382,382)	(3,285,208,745)	(80,308,284)	(191,784,914)

Net increase (decrease) from capital share transactions	(65,715,595)	(57,312,529)	1,045,033,605	2,072,774,973	71,802,686	3,929,478

Net Increase (Decrease) in Net Assets	(100,083,639)	(75,098,273)	1,540,644,369	1,866,994,360	58,279,178	(42,252,420)

Net Assets:
Beginning of period	1,429,093,235	1,504,191,508	12,297,071,251	10,430,076,891	630,781,367	673,033,787

End of period	$1,329,009,596	$1,429,093,235	$13,837,715,620	$12,297,071,251	$689,060,545	$630,781,367

The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$3,003,462	$4,688,650	$(848,482)	$(3,618,477)
Net realized gain (loss) on investments and foreign currency transactions	(881,906)	13,126,896	20,396,193	225,263,306
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	19,199,253	(13,079,872)	78,295,334	(183,849,268)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,320,809	4,735,674	97,843,045	37,795,561

Distributions to Shareholders:
Class A	(10,328,220)	(8,334,392)	(43,413,239)	(10,167,241)
Class C	(488,659)	(939,316)	(6,352,379)	(2,203,133)
Class I	(854,566)	(739,645)	(47,429,264)	(20,092,838)
Class R3	(61,925)	(51,825)	(2,796,541)	(702,522)
Class R4	(364,459)	(346,523)	(14,166,814)	(3,465,055)
Class R5	(32,495)	(23,373)	(18,766,338)	(5,057,310)
Class R6	(650)	—	(8,767,431)	(548,465)
Class Y	(39,465)	(53,600)	(69,794,940)	(16,305,895)
Class F	(6,128,466)	(2,280,455)	(9,900,356)	(2,220,863)

Total distributions	(18,298,905)	(12,769,129)	(221,387,302)	(60,763,322)

Capital Share Transactions:
Sold	9,638,074	99,183,936	238,802,047	280,228,679
Issued on reinvestment of distributions	18,080,940	12,375,926	209,847,653	58,239,385
Redeemed	(51,095,622)	(59,096,311)	(269,483,945)	(537,355,309)

Net increase (decrease) from capital share transactions	(23,376,608)	52,463,551	179,165,755	(198,887,245)

Net Increase (Decrease) in Net Assets	(20,354,704)	44,430,096	55,621,498	(221,855,006)

Net Assets:
Beginning of period	282,921,624	238,491,528	1,097,367,791	1,319,222,797

End of period	$262,566,920	$282,921,624	$1,152,989,289	$1,097,367,791

The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$629,951	$586,484	$(1,343,967)	$(4,075,782)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	9,046,106	24,948,797	32,647,830	105,808,268
Net changes in unrealized appreciation (depreciation) of investments	(2,542,515)	(22,059,218)	42,815,660	(58,998,231)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,133,542	3,476,063	74,119,523	42,734,255

Distributions to Shareholders:
Class A	(12,609,836)	(2,315,926)	(50,850,968)	—
Class C	(1,665,306)	(508,602)	(2,799,065)	—
Class I	(1,179,686)	(146,673)	(4,870,629)	—
Class R3	(126,981)	(16,003)	(2,677,758)	—
Class R4	(11,402)	(4,290)	(2,412,769)	—
Class R5	(8,637)	(2,044)	(403,513)	—
Class R6	(2,456)	—	(21,469)	—
Class Y	(115,662)	(61,224)	(5,332,405)	—
Class F	(9,621,393)	(4,128,489)	(20,116,041)	—

Total distributions	(25,341,359)	(7,183,251)	(89,484,617)	—

Capital Share Transactions:
Sold	9,313,364	10,834,354	71,486,489	123,581,364
Issued on reinvestment of distributions	24,897,952	7,135,493	88,871,718	—
Redeemed	(14,265,035)	(68,460,953)	(61,525,999)	(128,907,283)

Net increase (decrease) from capital share transactions	19,946,281	(50,491,106)	98,832,208	(5,325,919)

Net Increase (Decrease) in Net Assets	1,738,464	(54,198,294)	83,467,114	37,408,336

Net Assets:
Beginning of period	101,961,159	156,159,453	509,399,752	471,991,416

End of period	$103,699,623	$101,961,159	$592,866,866	$509,399,752

The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$37.88	$0.09	$4.04	$4.13	$(0.11)	$(5.61)	$(5.72)	$36.29	13.72	%(4)	$4,968,290	1.07	%(5)	1.07	%(5)	0.51	%(5)	27%
C	29.30	(0.04)	2.91	2.87	—	(5.61)	(5.61)	26.56	13.24	(4)	355,806	1.93	(5)	1.93	(5)	(0.35	)(5)	27
I	38.08	0.13	4.07	4.20	(0.20)	(5.61)	(5.81)	36.47	13.88	(4)	682,500	0.80	(5)	0.80	(5)	0.78	(5)	27
R3	41.62	0.03	4.57	4.60	—	(5.61)	(5.61)	40.61	13.50	(4)	55,482	1.42	(5)	1.42	(5)	0.16	(5)	27
R4	42.94	0.09	4.74	4.83	(0.06)	(5.61)	(5.67)	42.10	13.68	(4)	48,992	1.12	(5)	1.11	(5)	0.46	(5)	27
R5	43.80	0.15	4.83	4.98	(0.18)	(5.61)	(5.79)	42.99	13.86	(4)	36,641	0.81	(5)	0.81	(5)	0.76	(5)	27
R6	44.07	0.18	4.86	5.04	(0.23)	(5.61)	(5.84)	43.27	13.93	(4)	78,938	0.70	(5)	0.70	(5)	0.87	(5)	27
Y	44.06	0.17	4.85	5.02	(0.22)	(5.61)	(5.83)	43.25	13.89	(4)	183,528	0.73	(5)	0.73	(5)	0.84	(5)	27
F	38.09	0.15	4.05	4.20	(0.23)	(5.61)	(5.84)	36.45	13.93	(4)	794,676	0.70	(5)	0.70	(5)	0.88	(5)	27

For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%		$4,742,846	1.07%		1.06%		0.38%		108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15		426,256	1.81		1.81		(0.34)		108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19		734,580	0.78		0.78		0.66		108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57		61,882	1.42		1.41		0.04		108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87		51,635	1.10		1.10		0.34		108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18		34,288	0.80		0.80		0.65		108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29		70,935	0.70		0.70		0.75		108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28		175,731	0.71		0.71		0.74		108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28		880,110	0.70		0.70		0.75		108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(6)(5)	0.71	(6)(5)	0.65	(5)	123

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(9)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund – (continued)

For the Year Ended October 31, 2014
A	$45.91	$0.22	$5.31	$5.53	$(0.12)	$(1.88)	$(2.00)	$49.44	12.49%		$5,789,682	1.10%		1.10%		0.46%		111%
B	40.14	(0.16)	4.62	4.46	—	(1.88)	(1.88)	42.72	11.55		270,227	1.95		1.95		(0.39)		111
C	40.46	(0.11)	4.66	4.55	—	(1.88)	(1.88)	43.13	11.69		1,992,142	1.81		1.81		(0.26)		111
I	46.01	0.37	5.34	5.71	(0.24)	(1.88)	(2.12)	49.60	12.87		2,194,464	0.76		0.76		0.79		111
R3	48.42	0.08	5.62	5.70	—	(1.88)	(1.88)	52.24	12.16		136,576	1.40		1.40		0.16		111
R4	49.24	0.23	5.72	5.95	(0.12)	(1.88)	(2.00)	53.19	12.50		191,319	1.10		1.10		0.46		111
R5	49.80	0.37	5.81	6.18	(0.18)	(1.88)	(2.06)	53.92	12.82		59,285	0.80		0.80		0.72		111
Y	50.05	0.46	5.79	6.25	(0.30)	(1.88)	(2.18)	54.12	12.94		1,284,539	0.70		0.70		0.88		111

Hartford Core Equity Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$30.17	$0.14	$2.95	$3.09	$(0.21)	$(1.23)	$(1.44)	$31.82	11.09	%(4)	$814,422	0.73	%(5)	0.73	%(5)	0.96	%(5)	12%
C	27.53	0.03	2.69	2.72	—	(1.23)	(1.23)	29.02	10.64	(4)	335,144	1.48	(5)	1.48	(5)	0.21	(5)	12
I	30.26	0.18	2.94	3.12	(0.28)	(1.23)	(1.51)	31.87	11.22	(4)	1,404,197	0.46	(5)	0.46	(5)	1.22	(5)	12
R3	30.52	0.09	3.01	3.10	(0.07)	(1.23)	(1.30)	32.32	10.89	(4)	35,234	1.09	(5)	1.09	(5)	0.60	(5)	12
R4	31.03	0.14	3.05	3.19	(0.18)	(1.23)	(1.41)	32.81	11.07	(4)	141,677	0.79	(5)	0.76	(5)	0.93	(5)	12
R5	30.47	0.18	2.97	3.15	(0.28)	(1.23)	(1.51)	32.11	11.22	(4)	222,081	0.49	(5)	0.49	(5)	1.20	(5)	12
R6	30.61	0.19	2.99	3.18	(0.31)	(1.23)	(1.54)	32.25	11.28	(4)	174,606	0.39	(5)	0.39	(5)	1.29	(5)	12
Y	30.61	0.19	2.98	3.17	(0.30)	(1.23)	(1.53)	32.25	11.25	(4)	304,925	0.42	(5)	0.42	(5)	1.28	(5)	12
F	30.28	0.19	2.95	3.14	(0.31)	(1.23)	(1.54)	31.88	11.28	(4)	1,175,769	0.38	(5)	0.38	(5)	1.29	(5)	12

For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%		$666,354	0.74%		0.74%		0.73%		22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61		293,064	1.48		1.48		—		22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72		1,130,600	0.47		0.47		1.00		22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02		34,765	1.10		1.10		0.38		22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37		144,866	0.79		0.76		0.72		22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69		201,510	0.49		0.49		0.99		22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80		146,643	0.39		0.39		1.08		22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77		216,788	0.42		0.42		1.06		22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80		635,245	0.39		0.39		1.09		22

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(10)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(10)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(10)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(10)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(10)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(10)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(10)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(10)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(10)	0.99		29

The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Core Equity Fund – (continued)

For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%		$267,237	1.03%		0.92%		0.55%		33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92		1,614	2.18		1.74		(0.23)		33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95		73,070	1.73		1.62		(0.17)		33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39	(4)	136,641	0.66	(5)	0.50	(5)	0.85	(5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46		5,081	1.34		1.16		0.27		33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82		22,020	0.98		0.82		0.54		33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10		26,977	0.64		0.49		0.84		33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40	(4)	597	0.57	(5)	0.45	(5)	0.78	(5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15		18,802	0.57		0.50		0.90		33

For the Year Ended October 31, 2014
A	$18.77	$0.03	$3.26	$3.29	$(0.06)	$—	$(0.06)	$22.00	17.56%		$126,308	1.37%		1.31%		0.16%		60%
B	17.66	(0.12)	3.06	2.94	—	—	—	20.60	16.65		1,898	2.49		2.10		(0.62)		60
C	17.59	(0.10)	3.05	2.95	—	—	—	20.54	16.77		19,798	2.06		2.00		(0.53)		60
R3	19.14	(0.01)	3.32	3.31	(0.04)	—	(0.04)	22.41	17.30		481	1.70		1.50		(0.05)		60
R4	19.20	0.05	3.35	3.40	—	—	—	22.60	17.71		889	1.34		1.20		0.21		60
R5	19.38	0.12	3.36	3.48	(0.14)	—	(0.14)	22.72	18.03		374	1.04		0.90		0.56		60
Y	19.44	0.13	3.37	3.50	(0.15)	—	(0.15)	22.79	18.07		2,486	0.91		0.85		0.62		60

The Hartford Dividend and Growth Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$25.63	$0.21	$1.60	$1.81	$(0.21)	$(2.35)	$(2.56)	$24.88	8.40	%(4)	$3,682,845	0.99	%(5)	0.99	%(5)	1.77	%(5)	11%
C	24.75	0.11	1.53	1.64	(0.10)	(2.35)	(2.45)	23.94	7.93	(4)	210,202	1.83	(5)	1.83	(5)	0.95	(5)	11
I	25.51	0.24	1.59	1.83	(0.24)	(2.35)	(2.59)	24.75	8.53	(4)	978,707	0.73	(5)	0.73	(5)	2.02	(5)	11
R3	25.97	0.17	1.61	1.78	(0.16)	(2.35)	(2.51)	25.24	8.15	(4)	69,847	1.35	(5)	1.35	(5)	1.42	(5)	11
R4	26.14	0.21	1.63	1.84	(0.20)	(2.35)	(2.55)	25.43	8.35	(4)	132,147	1.05	(5)	1.05	(5)	1.71	(5)	11
R5	26.25	0.25	1.64	1.89	(0.24)	(2.35)	(2.59)	25.55	8.52	(4)	159,452	0.74	(5)	0.74	(5)	2.02	(5)	11
R6	26.25	0.26	1.64	1.90	(0.25)	(2.35)	(2.60)	25.55	8.57	(4)	101,626	0.64	(5)	0.64	(5)	2.10	(5)	11
Y	26.25	0.25	1.64	1.89	(0.24)	(2.35)	(2.59)	25.55	8.54	(4)	678,073	0.68	(5)	0.68	(5)	2.08	(5)	11
F	25.50	0.25	1.58	1.83	(0.25)	(2.35)	(2.60)	24.73	8.55	(4)	2,758,907	0.64	(5)	0.64	(5)	2.12	(5)	11

For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%		$3,521,062	0.99%		0.99%		1.49%		31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58		228,076	1.76		1.75		0.76		31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68		847,646	0.73		0.73		1.75		31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03		72,723	1.35		1.35		1.13		31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32		131,649	1.04		1.04		1.44		31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65		146,918	0.74		0.74		1.74		31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76		74,795	0.64		0.64		1.84		31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72		616,454	0.68		0.68		1.80		31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77		2,591,584	0.64		0.64		1.84		31

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Dividend and Growth Fund – (continued)

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(12)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(12)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(12)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(12)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(12)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(12)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(12)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(12)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(12)	1.95		22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%		$3,724,804	1.02%		1.02%		1.43%		23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54		44,909	1.97		1.92		0.54		23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70		467,006	1.76		1.76		0.69		23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67		1,715,056	0.81		0.81		1.64		23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12		85,736	1.35		1.35		1.10		23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42		150,367	1.04		1.04		1.41		23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73		229,206	0.74		0.74		1.70		23
R6(9)	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64	(4)	10	0.71	(5)	0.70	(5)	1.71	(5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83		1,323,782	0.64		0.64		1.80		23

For the Year Ended October 31, 2014
A	$25.28	$0.36	$3.43	$3.79	$(0.36)	$(1.66)	$(2.02)	$27.05	16.01%		$3,780,786	1.02%		1.02%		1.40%		23%
B	24.88	0.13	3.35	3.48	(0.11)	(1.66)	(1.77)	26.59	14.91		74,126	1.96		1.94		0.50		23
C	24.75	0.16	3.35	3.51	(0.18)	(1.66)	(1.84)	26.42	15.12		467,932	1.77		1.77		0.65		23
I	25.20	0.41	3.42	3.83	(0.42)	(1.66)	(2.08)	26.95	16.22		1,883,434	0.81		0.81		1.60		23
R3	25.49	0.28	3.45	3.73	(0.27)	(1.66)	(1.93)	27.29	15.61		91,839	1.35		1.35		1.07		23
R4	25.60	0.36	3.47	3.83	(0.35)	(1.66)	(2.01)	27.42	15.98		159,018	1.04		1.04		1.37		23
R5	25.66	0.44	3.48	3.92	(0.43)	(1.66)	(2.09)	27.49	16.32		226,236	0.74		0.74		1.68		23
Y	25.67	0.47	3.48	3.95	(0.46)	(1.66)	(2.12)	27.50	16.42		1,340,941	0.64		0.64		1.81		23

The Hartford Equity Income Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$19.39	$0.20	$1.44	$1.64	$(0.20)	$(1.44)	$(1.64)	$19.39	9.55	%(4)	$1,564,251	1.00	%(5)	1.00	%(5)	2.19	%(5)	11%
C	19.29	0.13	1.43	1.56	(0.13)	(1.44)	(1.57)	19.28	9.10	(4)	318,227	1.77	(5)	1.77	(5)	1.43	(5)	11
I	19.29	0.22	1.42	1.64	(0.22)	(1.44)	(1.66)	19.27	9.60	(4)	952,483	0.79	(5)	0.79	(5)	2.39	(5)	11
R3	19.41	0.17	1.44	1.61	(0.17)	(1.44)	(1.61)	19.41	9.33	(4)	45,900	1.37	(5)	1.37	(5)	1.83	(5)	11
R4	19.44	0.20	1.44	1.64	(0.20)	(1.44)	(1.64)	19.44	9.48	(4)	70,046	1.06	(5)	1.06	(5)	2.13	(5)	11
R5	19.54	0.23	1.43	1.66	(0.22)	(1.44)	(1.66)	19.54	9.66	(4)	83,977	0.76	(5)	0.76	(5)	2.42	(5)	11
R6	19.58	0.24	1.44	1.68	(0.23)	(1.44)	(1.67)	19.59	9.75	(4)	42,660	0.66	(5)	0.66	(5)	2.52	(5)	11
Y	19.58	0.24	1.45	1.69	(0.23)	(1.44)	(1.67)	19.60	9.71	(4)	103,784	0.72	(5)	0.71	(5)	2.52	(5)	11
F	19.29	0.23	1.42	1.65	(0.23)	(1.44)	(1.67)	19.27	9.69	(4)	885,855	0.66	(5)	0.66	(5)	2.53	(5)	11

For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%		$1,508,580	1.00%		1.00%		1.90%		22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)		330,741	1.75		1.75		1.16		22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77		1,157,708	0.74		0.74		2.14		22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12		46,820	1.36		1.36		1.53		22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43		70,446	1.06		1.06		1.83		22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78		79,557	0.76		0.76		2.13		22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83		34,957	0.66		0.66		2.22		22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79		140,057	0.70		0.70		2.19		22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85		774,529	0.65		0.65		2.23		22

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Equity Income Fund – (continued)

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%		$1,757,486	1.02%		1.02%		1.87%		20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82		13,915	1.16		1.16		1.75		20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18		461,099	1.76		1.76		1.12		20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18		835,297	0.76		0.76		2.13		20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61		56,026	1.36		1.36		1.52		20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92		74,473	1.06		1.06		1.82		20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22		76,741	0.76		0.76		2.15		20
R6(9)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20	(4)	13,902	0.69	(5)	0.69	(5)	1.93	(5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26		246,177	0.66		0.66		2.22		20

For the Year Ended October 31, 2014
A	$17.83	$0.34	$1.76	$2.10	$(0.33)	$(0.56)	$(0.89)	$19.04	12.19%		$1,951,760	1.03%		1.03%		1.83%		13%
B	17.82	0.32	1.77	2.09	(0.30)	(0.56)	(0.86)	19.05	12.15		21,619	1.16		1.16		1.72		13
C	17.77	0.20	1.75	1.95	(0.20)	(0.56)	(0.76)	18.96	11.36		458,695	1.76		1.76		1.08		13
I	17.76	0.38	1.77	2.15	(0.38)	(0.56)	(0.94)	18.97	12.54		903,048	0.76		0.76		2.07		13
R3	17.85	0.27	1.77	2.04	(0.27)	(0.56)	(0.83)	19.06	11.81		58,349	1.37		1.37		1.47		13
R4	17.87	0.33	1.76	2.09	(0.32)	(0.56)	(0.88)	19.08	12.13		76,746	1.06		1.06		1.78		13
R5	17.93	0.38	1.78	2.16	(0.38)	(0.56)	(0.94)	19.15	12.47		91,827	0.76		0.76		2.08		13
Y	17.96	0.40	1.79	2.19	(0.40)	(0.56)	(0.96)	19.19	12.61		236,502	0.66		0.66		2.17		13

The Hartford Growth Opportunities Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$45.89	$(0.12)	$5.78	$5.66	$—	$(10.54)	$(10.54)	$41.01	18.13	%(4)	$2,252,593	1.11	%(5)	1.11	%(5)	(0.62	)%(5)	31%
C	29.36	(0.15)	2.72	2.57	—	(10.54)	(10.54)	21.39	17.69	(4)	321,097	1.89	(5)	1.88	(5)	(1.40	)(5)	31
I	47.99	(0.07)	6.17	6.10	—	(10.54)	(10.54)	43.55	18.26	(4)	1,724,375	0.85	(5)	0.85	(5)	(0.36	)(5)	31
R3	45.98	(0.19)	5.79	5.60	—	(10.54)	(10.54)	41.04	17.93	(4)	50,804	1.45	(5)	1.45	(5)	(0.96	)(5)	31
R4	48.38	(0.14)	6.24	6.10	—	(10.54)	(10.54)	43.94	18.08	(4)	85,668	1.15	(5)	1.15	(5)	(0.66	)(5)	31
R5	50.48	(0.08)	6.63	6.55	—	(10.54)	(10.54)	46.49	18.27	(4)	26,761	0.85	(5)	0.85	(5)	(0.37	)(5)	31
R6	51.18	(0.06)	6.76	6.70	—	(10.54)	(10.54)	47.34	18.33	(4)	21,045	0.75	(5)	0.75	(5)	(0.27	)(5)	31
Y	51.18	(0.07)	6.77	6.70	—	(10.54)	(10.54)	47.34	18.30	(4)	163,728	0.78	(5)	0.78	(5)	(0.30	)(5)	31
F	48.07	(0.05)	6.19	6.14	—	(10.54)	(10.54)	43.67	18.35	(4)	518,069	0.75	(5)	0.75	(5)	(0.26	)(5)	31

The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Growth Opportunities Fund – (continued)

For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(13)	(0.19)		117

For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%		(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03		(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86		(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89		(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45		(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15		(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84		(0.15)		93
R6(9)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (4)	11	0.82 (5)	0.82	(5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75		(0.09)		93

For the Year Ended October 31, 2014
A	$38.68	$(0.13)	$6.72	$6.59	$—	$(1.51)	$(1.51)	$43.76	17.63%	$1,497,082	1.15%	1.15%		(0.33)%		136	%(14)
B	30.38	(0.37)	5.21	4.84	—	(1.51)	(1.51)	33.71	16.65	22,277	2.07	2.02		(1.18)		136	(14)
C	30.51	(0.33)	5.24	4.91	—	(1.51)	(1.51)	33.91	16.81	251,628	1.88	1.88		(1.05)		136	(14)
I	39.49	(0.04)	6.88	6.84	—	(1.51)	(1.51)	44.82	17.92	1,733,488	0.91	0.91		(0.09)		136	(14)
R3	39.21	(0.26)	6.81	6.55	—	(1.51)	(1.51)	44.25	17.28	29,954	1.46	1.45		(0.62)		136	(14)
R4	40.06	(0.14)	6.98	6.84	—	(1.51)	(1.51)	45.39	17.65	52,498	1.15	1.15		(0.32)		136	(14)
R5	40.76	(0.02)	7.13	7.11	—	(1.51)	(1.51)	46.36	18.02	102,841	0.85	0.85		(0.05)		136	(14)
Y	41.02	0.03	7.16	7.19	—	(1.51)	(1.51)	46.70	18.11	68,001	0.75	0.75		0.08		136	(14)

The accompanying notes are an integral part of these financial statements.

70

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$34.38	$(0.04)	$1.69	$1.65	$—	$(2.48)	$(2.48)	$33.55	5.48	%(4)	$676,202	1.29	%(5)	1.29	%(5)	(0.25	)%(5)	18%
C	27.98	(0.14)	1.33	1.19	—	(2.48)	(2.48)	26.69	5.07	(4)	150,817	2.07	(5)	2.07	(5)	(1.03	)(5)	18
I	36.11	—	(15)	1.79	1.79	—	(2.48)	(2.48)	35.42	5.62	(4)	341,657	1.01	(5)	1.01	(5)	0.02	(5)	18
R3	35.32	(0.10)	1.74	1.64	—	(2.48)	(2.48)	34.48	5.30	(4)	37,396	1.61	(5)	1.61	(5)	(0.57	)(5)	18
R4	37.12	(0.05)	1.84	1.79	—	(2.48)	(2.48)	36.43	5.46	(4)	31,285	1.31	(5)	1.31	(5)	(0.27	)(5)	18
R5	38.82	—	(15)	1.93	1.93	—	(2.48)	(2.48)	38.27	5.58	(4)	7,510	1.02	(5)	1.02	(5)	—	(5)(16)	18
R6(17)	39.22	0.02	(0.44)	(0.42)	—	—	—	38.80	(1.08	)(4)	10	0.90	(5)	0.90	(5)	0.36	(5)	18
Y	39.29	0.02	1.96	1.98	—	(2.48)	(2.48)	38.79	5.65	(4)	54,533	0.93	(5)	0.93	(5)	0.12	(5)	18
F	36.17	0.01	1.81	1.82	—	(2.48)	(2.48)	35.51	5.70	(4)	29,600	0.90	(5)	0.90	(5)	0.07	(5)	18

For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%	$914,414	1.28%	1.28%	(0.46)%	39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23	6,239	2.15	2.15	(1.35)	39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40	310,668	2.02	2.02	(1.19)	39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51	266,553	1.01	1.01	(0.18)	39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85	59,135	1.61	1.61	(0.78)	39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19	51,253	1.30	1.30	(0.48)	39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52	5,326	1.01	1.01	(0.18)	39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64	8,834	0.90	0.90	(0.08)	39

The accompanying notes are an integral part of these financial statements.

71

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Healthcare Fund – (continued)

For the Year Ended October 31, 2014
A	$28.05	$(0.13)	$8.68	$8.55	$—	$—	$—	$36.60	30.48%		$599,010	1.33%		1.33%		(0.40)%		28%
B	24.88	(0.36)	7.66	7.30	—	—	—	32.18	29.34		11,303	2.20		2.20		(1.27)		28
C	25.03	(0.32)	7.71	7.39	—	—	—	32.42	29.52		176,581	2.06		2.06		(1.13)		28
I	28.76	(0.04)	8.91	8.87	—	—	—	37.63	30.84		137,450	1.05		1.05		(0.12)		28
R3	28.89	(0.24)	8.93	8.69	—	—	—	37.58	30.08		40,482	1.64		1.64		(0.71)		28
R4	29.62	(0.14)	9.16	9.02	—	—	—	38.64	30.45		29,530	1.34		1.34		(0.41)		28
R5	30.27	(0.04)	9.37	9.33	—	—	—	39.60	30.82		2,323	1.05		1.05		(0.12)		28
Y	30.42	—	9.43	9.43	—	—	—	39.85	31.00		6,081	0.94		0.94		—		28

The Hartford MidCap Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$30.03	$(0.05)	$3.75	$3.70	$—	$(3.40)	$(3.40)	$30.33	14.89	%(4)	$2,893,775	1.10	%(5)	1.10	%(5)	(0.38	)%(5)	11%
C	21.90	(0.11)	2.51	2.40	—	(3.40)	(3.40)	20.90	14.42	(4)	562,954	1.88	(5)	1.88	(5)	(1.15	)(5)	11
I	30.91	(0.02)	3.89	3.87	—	(3.40)	(3.40)	31.38	15.06	(4)	4,026,399	0.83	(5)	0.83	(5)	(0.11	)(5)	11
R3	33.31	(0.11)	4.23	4.12	—	(3.40)	(3.40)	34.03	14.70	(4)	106,860	1.45	(5)	1.45	(5)	(0.72	)(5)	11
R4	34.59	(0.07)	4.44	4.37	—	(3.40)	(3.40)	35.56	14.86	(4)	291,020	1.15	(5)	1.14	(5)	(0.41	)(5)	11
R5	35.55	(0.02)	4.58	4.56	—	(3.40)	(3.40)	36.71	15.04	(4)	566,449	0.84	(5)	0.84	(5)	(0.13	)(5)	11
R6	35.90	(0.01)	4.65	4.64	—	(3.40)	(3.40)	37.14	15.12	(4)	1,517,407	0.74	(5)	0.74	(5)	(0.04	)(5)	11
Y	35.87	(0.01)	4.63	4.62	—	(3.40)	(3.40)	37.09	15.07	(4)	1,751,194	0.79	(5)	0.79	(5)	(0.05	)(5)	11
F	30.96	—	3.89	3.89	—	(3.40)	(3.40)	31.45	15.11	(4)	2,121,658	0.74	(5)	0.74	(5)	(0.03	)(5)	11

For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%		$2,592,610	1.11%		1.10%		(0.39)%		37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84		580,708	1.85		1.85		(1.14)		37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91		3,666,464	0.82		0.82		(0.11)		37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23		102,632	1.46		1.46		(0.75)		37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57		289,049	1.16		1.15		(0.43)		37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89		468,146	0.85		0.85		(0.13)		37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97		1,014,518	0.75		0.75		(0.04)		37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95		1,934,520	0.78		0.78		(0.06)		37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97		1,648,425	0.75		0.75		(0.03)		37

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%		$2,482,275	1.13%		1.12%		(0.38)%		30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07		717,521	1.87		1.87		(1.12)		30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28		2,996,705	1.02		0.89		(0.17)		30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59		90,582	1.47		1.47		(0.73)		30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95		263,236	1.16		1.16		(0.43)		30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32		356,166	0.86		0.86		(0.14)		30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45		431,183	0.76		0.76		(0.14)		30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43		1,847,676	0.78		0.78		(0.04)		30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%		$2,041,826	1.17%		1.17%		(0.29)%		31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)		16,842	2.06		2.06		(1.16)		31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)		611,311	1.89		1.89		(1.01)		31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)		1,725,700	1.02		1.02		(0.18)		31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)		71,711	1.48		1.48		(0.59)		31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)		165,137	1.18		1.18		(0.30)		31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)		193,533	0.87		0.87		—		31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)		26,352	0.77		0.77		0.01		31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)		1,490,965	0.77		0.77		0.10		31

The accompanying notes are an integral part of these financial statements.

72

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Fund – (continued)

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%		$2,048,529	1.14%		1.14%		(0.35)%		29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28		24,665	2.03		2.03		(1.22)		29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46		626,345	1.88		1.88		(1.09)		29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52		702,566	0.87		0.87		(0.09)		29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91		76,925	1.47		1.47		(0.69)		29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26		135,698	1.16		1.16		(0.39)		29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59		164,879	0.86		0.86		(0.09)		29
R6(9)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66		1,201,917	0.76		0.76		0.04		29

For the Year Ended October 31, 2014
A	$25.67	$(0.10)	$3.82	$3.72	$—	$(2.01)	$(2.01)	$27.38	15.57%		$1,891,075	1.15%		1.15%		(0.40)%		34%
B	20.88	(0.27)	3.05	2.78	—	(2.01)	(2.01)	21.65	14.56		29,446	2.05		2.05		(1.29)		34
C	21.30	(0.24)	3.13	2.89	—	(2.01)	(2.01)	22.18	14.81		544,154	1.88		1.88		(1.13)		34
I	25.95	(0.04)	3.88	3.84	—	(2.01)	(2.01)	27.78	15.89		550,720	0.90		0.90		(0.17)		34
R3	28.03	(0.21)	4.21	4.00	—	(2.01)	(2.01)	30.02	15.24		56,403	1.47		1.47		(0.72)		34
R4	28.47	(0.12)	4.27	4.15	—	(2.01)	(2.01)	30.61	15.55		94,232	1.16		1.16		(0.41)		34
R5	28.69	(0.03)	4.31	4.28	—	(2.01)	(2.01)	30.96	15.91		110,364	0.86		0.86		(0.11)		34
Y	28.77	(0.01)	4.35	4.34	—	(2.01)	(2.01)	31.10	16.08		1,078,695	0.76		0.76		(0.02)		34

The Hartford MidCap Value Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$14.54	$0.06	$1.00	$1.06	$(0.04)	$(1.59)	$(1.63)	$13.97	9.15	%(4)	$308,405	1.22	%(5)	1.22	%(5)	0.89	%(5)	31%
C	11.97	—	0.80	0.80	—	(1.59)	(1.59)	11.18	8.78	(4)	17,639	2.04	(5)	2.04	(5)	0.09	(5)	31
I	14.68	0.08	1.01	1.09	(0.08)	(1.59)	(1.67)	14.10	9.32	(4)	32,048	0.92	(5)	0.92	(5)	1.20	(5)	31
R3	15.23	0.04	1.08	1.12	—	(1.59)	(1.59)	14.76	9.03	(4)	9,704	1.52	(5)	1.52	(5)	0.61	(5)	31
R4	15.55	0.07	1.09	1.16	(0.04)	(1.59)	(1.63)	15.08	9.15	(4)	11,365	1.21	(5)	1.21	(5)	0.91	(5)	31
R5	15.76	0.10	1.09	1.19	(0.08)	(1.59)	(1.67)	15.28	9.28	(4)	3,144	0.93	(5)	0.93	(5)	1.32	(5)	31
Y	15.80	0.09	1.12	1.21	(0.09)	(1.59)	(1.68)	15.33	9.38	(4)	12,086	0.86	(5)	0.86	(5)	1.25	(5)	31
F	14.69	0.09	1.01	1.10	(0.10)	(1.59)	(1.69)	14.10	9.39	(4)	294,670	0.80	(5)	0.80	(5)	1.31	(5)	31

For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%		$284,646	1.22%		1.22%		0.18%		49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)		17,909	1.98		1.97		(0.57)		49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)		34,656	0.90		0.90		0.50		49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)		9,555	1.52		1.52		(0.13)		49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)		11,639	1.22		1.22		0.18		49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)		8,087	0.91		0.91		0.48		49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)		11,371	0.86		0.86		0.52		49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)		252,917	0.80		0.80		0.61		49

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Value Fund – (continued)

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)		$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(18)	0.18%		56%
B	13.15	(0.07)	(0.03)		(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(18)	(0.63)		56
C	13.09	(0.06)	(0.02)		(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(18)	(0.54)		56
I	15.22	0.05	(0.01)		0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(18)	0.39		56
R3	15.82	(0.01)	(0.03)		(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(18)	(0.07)		56
R4	15.99	0.03	(0.02)		0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(18)	0.23		56
R5	16.15	0.08	(0.03)		0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(18)	0.52		56
Y	16.19	0.09	(0.03)		0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(18)	0.63		56

For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25		$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%		$229,953	1.25%		1.25%		0.11%		33%
B	14.91	(0.10)	0.21		0.11	—	(1.87)	(1.87)	13.15	1.37		1,417	2.28		2.09		(0.75)		33
C	14.84	(0.08)	0.20		0.12	—	(1.87)	(1.87)	13.09	1.45		41,149	1.97		1.97		(0.62)		33
I	16.85	0.07	0.25		0.32	(0.08)	(1.87)	(1.95)	15.22	2.57		29,987	0.92		0.92		0.42		33
R3	17.45	(0.03)	0.27		0.24	—	(1.87)	(1.87)	15.82	1.97		10,204	1.52		1.52		(0.19)		33
R4	17.61	0.02	0.27		0.29	(0.04)	(1.87)	(1.91)	15.99	2.26		11,711	1.21		1.21		0.15		33
R5	17.75	0.07	0.28		0.35	(0.08)	(1.87)	(1.95)	16.15	2.62		7,564	0.92		0.92		0.44		33
Y	17.78	0.09	0.28		0.37	(0.09)	(1.87)	(1.96)	16.19	2.73		158,691	0.81		0.81		0.54		33

For the Year Ended October 31, 2014
A	$16.44	$0.03	$1.81		$1.84	$—	$(1.55)	$(1.55)	$16.73	12.32%		$222,876	1.27%		1.27%		0.19%		43%
B	14.93	(0.09)	1.62		1.53	—	(1.55)	(1.55)	14.91	11.41		2,156	2.28		2.10		(0.63)		43
C	14.85	(0.08)	1.62		1.54	—	(1.55)	(1.55)	14.84	11.56		41,382	1.99		1.99		(0.53)		43
I	16.49	0.09	1.82		1.91	—	(1.55)	(1.55)	16.85	12.75		37,414	0.92		0.92		0.53		43
R3	17.12	(0.01)	1.89		1.88	—	(1.55)	(1.55)	17.45	12.05		10,187	1.53		1.53		(0.08)		43
R4	17.21	0.04	1.91		1.95	—	(1.55)	(1.55)	17.61	12.42		9,476	1.22		1.22		0.22		43
R5	17.29	0.09	1.92		2.01	—	(1.55)	(1.55)	17.75	12.73		2,851	0.93		0.93		0.52		43
Y	17.31	0.11	1.91		2.02	—	(1.55)	(1.55)	17.78	12.79		166,729	0.82		0.82		0.63		43

Hartford Quality Value Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$20.00	$0.20	$1.24		$1.44	$(0.28)	$(0.98)	$(1.26)	$20.18	8.12	%(4)	$170,435	0.98	%(5)	0.89	%(5)	2.09	%(5)	10%
C	17.12	0.11	1.07		1.18	—	(0.98)	(0.98)	17.32	7.69	(4)	8,263	1.78	(5)	1.69	(5)	1.31	(5)	10
I	19.78	0.23	1.21		1.44	(0.34)	(0.98)	(1.32)	19.90	8.32	(4)	12,437	0.65	(5)	0.57	(5)	2.42	(5)	10
R3	20.29	0.18	1.25		1.43	(0.21)	(0.98)	(1.19)	20.53	7.94	(4)	1,092	1.26	(5)	1.16	(5)	1.83	(5)	10
R4	20.49	0.21	1.27		1.48	(0.27)	(0.98)	(1.25)	20.72	8.16	(4)	6,143	0.95	(5)	0.87	(5)	2.12	(5)	10
R5	20.67	0.24	1.27		1.51	(0.33)	(0.98)	(1.31)	20.87	8.27	(4)	562	0.66	(5)	0.57	(5)	2.41	(5)	10
R6	20.74	0.23	1.29		1.52	(0.36)	(0.98)	(1.34)	20.92	8.34	(4)	31	0.55	(5)	0.46	(5)	2.27	(5)	10
Y	20.72	0.24	1.28		1.52	(0.35)	(0.98)	(1.33)	20.91	8.32	(4)	762	0.60	(5)	0.51	(5)	2.47	(5)	10
F	19.77	0.24	1.20		1.44	(0.36)	(0.98)	(1.34)	19.87	8.35	(4)	62,842	0.55	(5)	0.46	(5)	2.54	(5)	10

For the Year Ended October 31, 2018
A	$20.49	$0.31	$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%		1.04%		1.52%		85%
C	17.67	0.14	0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81		1.79		0.80		85
I	20.25	0.38	0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71		0.69		1.87		85
R3	20.70	0.26	0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34		1.30		1.26		85
R4	20.95	0.33	0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04		1.01		1.55		85
R5	21.13	0.38	0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74		0.72		1.76		85
R6(19)	20.99	0.28	(0.53	)(20)	(0.25)	—	—	—	20.74	(1.19	)(4)	10	0.61	(5)	0.59	(5)	1.95	(5)	85
Y	21.19	0.40	0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68		0.66		1.90		85
F	20.26	0.39	0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62		0.60		1.94		85

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Quality Value Fund – (continued)

For the Year Ended October 31, 2017
A	$17.94	$0.19	$2.64	$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04	2.28	2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24	2.60	2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13	2.66	2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19	2.70	2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23	2.75	2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27	2.73	3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16	0.52	0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57	$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(21)	0.93%		41%
B	16.45	0.02	0.48	0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(21)	0.11		41
C	16.34	0.03	0.49	0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(21)	0.21		41
I	18.47	0.21	0.57	0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(21)	1.23		41
R3	18.83	0.11	0.58	0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(21)	0.64		41
R4	19.03	0.17	0.59	0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(21)	0.96		41
R5	19.19	0.22	0.59	0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(21)	1.27		41
Y	19.24	0.26	0.58	0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81		1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21	$(0.47)	$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03	(0.40)	(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06	(0.42)	(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27	(0.45)	(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15	(0.46)	(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22	(0.47)	(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28	(0.48)	(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30	(0.49)	(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

For the Year Ended October 31, 2014
A	$18.31	$0.17	$2.05	$2.22	$(0.08)	$—	$(0.08)	$20.45	12.18%		$237,539	1.25%		1.25%		0.87%		74	%(22)
B	16.36	0.03	1.83	1.86	—	—	—	18.22	11.37		3,928	2.27		1.97		0.19		74	(22)
C	16.29	0.02	1.83	1.85	—	—	—	18.14	11.36		31,729	1.95		1.95		0.12		74	(22)
I	18.12	0.23	2.03	2.26	(0.13)	—	(0.13)	20.25	12.56		44,306	0.87		0.87		1.17		74	(22)
R3	18.50	0.13	2.05	2.18	(0.06)	—	(0.06)	20.62	11.84		4,528	1.53		1.47		0.63		74	(22)
R4	18.64	0.18	2.09	2.27	(0.09)	—	(0.09)	20.82	12.24		13,626	1.21		1.17		0.91		74	(22)
R5	18.76	0.24	2.10	2.34	(0.15)	—	(0.15)	20.95	12.52		2,735	0.88		0.85		1.15		74	(22)
Y	18.82	0.21	2.16	2.37	(0.16)	—	(0.16)	21.03	12.64		1,841	0.83		0.83		1.07		74	(22)

The Hartford Small Cap Growth Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$55.20	$(0.10)	$3.12	$3.02	$—	$(11.90)	$(11.90)	$46.32	10.44	%(4)	$211,057	1.23	%(5)	1.22	%(5)	(0.45	)%(5)	23%
C	41.81	(0.18)	1.67	1.49	—	(11.90)	(11.90)	31.40	10.03	(4)	19,795	1.95	(5)	1.95	(5)	(1.16	)(5)	23
I	57.17	(0.02)	3.34	3.32	—	(11.90)	(11.90)	48.59	10.64	(4)	254,051	0.85	(5)	0.85	(5)	(0.06	)(5)	23
R3	54.70	(0.15)	3.05	2.90	—	(11.90)	(11.90)	45.70	10.29	(4)	12,260	1.47	(5)	1.47	(5)	(0.69	)(5)	23
R4	56.99	(0.09)	3.31	3.22	—	(11.90)	(11.90)	48.31	10.47	(4)	61,550	1.17	(5)	1.17	(5)	(0.38	)(5)	23
R5	59.48	(0.02)	3.58	3.56	—	(11.90)	(11.90)	51.14	10.63	(4)	92,159	0.86	(5)	0.86	(5)	(0.08	)(5)	23
R6	60.16	—	3.66	3.66	—	(11.90)	(11.90)	51.92	10.68	(4)	73,423	0.76	(5)	0.76	(5)	(0.02	)(5)	23
Y	60.20	—	3.65	3.65	—	(11.90)	(11.90)	51.95	10.66	(4)	378,351	0.80	(5)	0.80	(5)	(0.01	)(5)	23
F	57.30	—	3.36	3.36	—	(11.90)	(11.90)	48.76	10.70	(4)	50,343	0.76	(5)	0.76	(5)	0.02	(5)	23

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Cap Growth Fund – (continued)

For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03		$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%		66%
C	44.29	(0.55)	0.81		0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)		66
I	58.97	(0.10)	1.04		0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)		66
R3	56.89	(0.48)	1.03		0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)		66
R4	58.98	(0.31)	1.06		0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)		66
R5	61.26	(0.12)	1.08		0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)		66
R6	61.87	(0.09)	1.12		1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)		66
Y	61.93	(0.09)	1.10		1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)		66
F	59.06	(0.06)	1.04		0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)		66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25		$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%		56%
C	34.78	(0.48)	10.30		9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)		56
I	45.79	(0.18)	13.67		13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)		56
R3	44.42	(0.41)	13.19		12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)		56
R4	45.90	(0.26)	13.65		13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)		56
R5	47.52	(0.10)	14.15		14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)		56
R6	47.94	(0.06)	14.30		14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)		56
Y	48.00	(0.05)	14.29		14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)		56
F(7)	52.62	(0.09)	6.53		6.44	—	—	—	59.06	12.24 (4)	47,409	0.75 (5)	0.75 (5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(20)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%		45%
B	39.35	(0.43)	0.05	(20)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)		45
C	39.03	(0.39)	0.07	(20)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)		45
I	49.68	(0.07)	0.11	(20)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)		45
R3	48.54	(0.30)	0.11	(20)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)		45
R4	49.87	(0.18)	0.14	(20)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)		45
R5	51.35	(0.04)	0.14	(20)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)		45
R6	51.73	(0.04)	0.18	(20)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)		45
Y	51.78	0.01	0.14	(20)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01		45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25		$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%	$243,999	1.21%	1.21%	(0.40)%		70%
B	40.12	(0.48)	1.83		1.35	—	(2.12)	(2.12)	39.35	3.54	1,500	2.20	2.03	(1.18)		70
C	39.77	(0.45)	1.83		1.38	—	(2.12)	(2.12)	39.03	3.62	49,549	1.91	1.91	(1.11)		70
I	49.55	(0.06)	2.31		2.25	—	(2.12)	(2.12)	49.68	4.70	209,184	0.92	0.92	(0.13)		70
R3	48.74	(0.36)	2.28		1.92	—	(2.12)	(2.12)	48.54	4.10	16,184	1.48	1.48	(0.70)		70
R4	49.86	(0.20)	2.33		2.13	—	(2.12)	(2.12)	49.87	4.44	74,037	1.17	1.17	(0.38)		70
R5	51.13	(0.05)	2.39		2.34	—	(2.12)	(2.12)	51.35	4.74	115,719	0.87	0.87	(0.10)		70
R6(9)	51.80	(0.02)	2.07		2.05	—	(2.12)	(2.12)	51.73	4.13 (4)	14	0.87 (5)	0.87 (5)	(0.05	)(5)	70
Y	51.49	0.01	2.40		2.41	—	(2.12)	(2.12)	51.78	4.84	314,145	0.77	0.77	0.02		70

For the Year Ended October 31, 2014
A	$47.96	$(0.26)	$4.36		$4.10	$—	$(3.43)	$(3.43)	$48.63	9.02%	$239,697	1.28%	1.28%	(0.55)%		61%
B	40.45	(0.54)	3.64		3.10	—	(3.43)	(3.43)	40.12	8.16	2,695	2.26	2.11	(1.36)		61
C	40.08	(0.49)	3.61		3.12	—	(3.43)	(3.43)	39.77	8.30	44,184	1.97	1.97	(1.24)		61
I	48.67	(0.12)	4.43		4.31	—	(3.43)	(3.43)	49.55	9.34	114,450	0.97	0.97	(0.25)		61
R3	48.17	(0.38)	4.38		4.00	—	(3.43)	(3.43)	48.74	8.76	8,744	1.53	1.53	(0.81)		61
R4	49.06	(0.25)	4.48		4.23	—	(3.43)	(3.43)	49.86	9.09	47,028	1.22	1.22	(0.52)		61
R5	50.07	(0.11)	4.60		4.49	—	(3.43)	(3.43)	51.13	9.45	39,856	0.91	0.91	(0.22)		61
Y	50.36	(0.05)	4.61		4.56	—	(3.43)	(3.43)	51.49	9.54	213,384	0.81	0.81	(0.10)		61

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$13.65	$0.06	$0.40		$0.46	$(0.03)	$(3.33)	$(3.36)	$10.75	7.46	%(4)	$52,273	1.35	%(5)	1.25	%(5)	1.13	%(5)	117%
C	12.35	0.02	0.31		0.33	—	(3.33)	(3.33)	9.35	7.06	(4)	4,839	2.14	(5)	2.04	(5)	0.38	(5)	117
I	13.68	0.08	0.40		0.48	(0.07)	(3.33)	(3.40)	10.76	7.67	(4)	3,716	1.00	(5)	0.91	(5)	1.48	(5)	117
R3	14.02	0.05	0.44		0.49	(0.02)	(3.33)	(3.35)	11.16	7.45	(4)	635	1.59	(5)	1.39	(5)	0.96	(5)	117
R4	14.16	0.06	0.44		0.50	(0.02)	(3.33)	(3.35)	11.31	7.51	(4)	66	1.29	(5)	1.20	(5)	1.14	(5)	117
R5	14.16	0.09	0.42		0.51	(0.07)	(3.33)	(3.40)	11.27	7.64	(4)	25	1.01	(5)	0.90	(5)	1.61	(5)	117
R6	14.15	0.09	0.43		0.52	(0.08)	(3.33)	(3.41)	11.26	7.72	(4)	11	0.89	(5)	0.80	(5)	1.59	(5)	117
Y	14.15	0.09	0.42		0.51	(0.08)	(3.33)	(3.41)	11.25	7.67	(4)	423	0.95	(5)	0.85	(5)	1.64	(5)	117
F	13.68	0.08	0.40		0.48	(0.08)	(3.33)	(3.41)	10.75	7.70	(4)	41,713	0.89	(5)	0.80	(5)	1.56	(5)	117

For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10		$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%		$52,406	1.35%		1.29%		0.28%		68%
C	12.91	(0.06)	0.10		0.04	—	(0.60)	(0.60)	12.35	0.27		6,444	2.13		2.04		(0.44)		68
I	14.15	0.09	0.10		0.19	(0.06)	(0.60)	(0.66)	13.68	1.33		3,756	1.02		0.95		0.62		68
R3	14.50	0.03	0.09		0.12	—	(0.60)	(0.60)	14.02	0.82		529	1.62		1.43		0.18		68
R4	14.61	0.06	0.10		0.16	(0.01)	(0.60)	(0.61)	14.16	1.07		48	1.32		1.20		0.41		68
R5	14.63	0.10	0.10		0.20	(0.07)	(0.60)	(0.67)	14.16	1.39		36	1.02		0.90		0.71		68
R6(19)	13.99	0.05	0.11		0.16	—	—	—	14.15	1.14	(4)	10	0.91	(5)	0.84	(5)	0.47	(5)	68
Y	14.66	0.11	0.10		0.21	(0.12)	(0.60)	(0.72)	14.15	1.42		646	0.96		0.85		0.74		68
F	14.16	0.11	0.09		0.20	(0.08)	(0.60)	(0.68)	13.68	1.42		38,087	0.90		0.84		0.80		68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63		$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%		$53,057	1.28%		1.27%		0.32%		83%
C	10.58	(0.05)	2.40		2.35	(0.02)	—	(0.02)	12.91	22.24		11,081	2.03		2.01		(0.41)		83
I	11.58	0.08	2.63		2.71	(0.14)	—	(0.14)	14.15	23.53		3,225	1.01		1.00		0.60		83
R3	11.87	0.01	2.69		2.70	(0.07)	—	(0.07)	14.50	22.79		723	1.63		1.50		0.09		83
R4	11.94	0.05	2.70		2.75	(0.08)	—	(0.08)	14.61	23.11		113	1.36		1.20		0.36		83
R5	11.96	0.10	2.71		2.81	(0.14)	—	(0.14)	14.63	23.63		44	1.01		0.90		0.74		83
Y	12.00	0.11	2.71		2.82	(0.16)	—	(0.16)	14.66	23.58		1,242	0.86		0.85		0.78		83
F(7)	13.22	0.05	0.89		0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(20)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(23)	0.85%		94%
B	11.58	0.01	(0.14	)(20)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(23)	0.10		94
C	11.43	0.01	(0.14	)(20)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(23)	0.11		94
I	12.38	0.13	(0.15	)(20)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(23)	1.17		94
R3	12.67	0.08	(0.16	)(20)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(23)	0.65		94
R4	12.72	0.11	(0.15	)(20)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(23)	0.96		94
R5	12.78	0.13	(0.14	)(20)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(23)	1.08		94
Y	12.77	0.16	(0.15	)(20)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(23)	1.36		94

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)		$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%		1.29%		0.85%		112%
B	13.12	0.01	(0.26)		(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28		2.05		0.12		112
C	12.96	0.01	(0.25)		(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14		2.04		0.10		112
I(11)	13.40	0.08	(1.10)		(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12	(5)	0.99	(5)	1.01	(5)	112
R3	14.21	0.09	(0.28)		(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70		1.50		0.64		112
R4	14.26	0.13	(0.27)		(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37		1.20		0.94		112
R5	14.32	0.17	(0.29)		(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06		0.90		1.23		112
Y	14.31	0.16	(0.27)		(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96		0.85		1.23		112

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund – (continued)

For the Year Ended October 31, 2014
A	$14.77	$0.10	$1.11	$1.21	$(0.14)	$(1.95)	$(2.09)	$13.89	9.22%		$54,722	1.41%		1.30%		0.75%		116%
B	14.06	—	1.05	1.05	(0.04)	(1.95)	(1.99)	13.12	8.39		3,119	2.32		2.05		0.01		116
C	13.94	—	1.03	1.03	(0.06)	(1.95)	(2.01)	12.96	8.39		13,603	2.16		2.05		—		116
R3	15.10	0.07	1.14	1.21	(0.15)	(1.95)	(2.10)	14.21	8.99		587	1.70		1.50		0.53		116
R4	15.10	0.11	1.14	1.25	(0.14)	(1.95)	(2.09)	14.26	9.31		516	1.37		1.20		0.81		116
R5	15.16	0.16	1.14	1.30	(0.19)	(1.95)	(2.14)	14.32	9.62		204	1.05		0.90		1.14		116
Y	15.14	0.17	1.14	1.31	(0.19)	(1.95)	(2.14)	14.31	9.75		247	0.96		0.85		1.20		116

The Hartford Small Company Fund

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$22.20	$(0.06)	$2.38	$2.32	$—	$(4.00)	$(4.00)	$20.52	15.03	%(4)	$319,234	1.34	%(5)	1.33	%(5)	(0.64	)%(5)	48%
C	16.11	(0.09)	1.44	1.35	—	(4.00)	(4.00)	13.46	14.60	(4)	11,443	2.14	(5)	2.13	(5)	(1.44	)(5)	48
I	23.28	(0.04)	2.55	2.51	—	(4.00)	(4.00)	21.79	15.22	(4)	29,061	1.09	(5)	1.08	(5)	(0.40	)(5)	48
R3	23.95	(0.09)	2.65	2.56	—	(4.00)	(4.00)	22.51	14.97	(4)	17,795	1.61	(5)	1.55	(5)	(0.87	)(5)	48
R4	25.28	(0.06)	2.86	2.80	—	(4.00)	(4.00)	24.08	15.15	(4)	15,522	1.32	(5)	1.25	(5)	(0.57	)(5)	48
R5	26.53	(0.03)	3.06	3.03	—	(4.00)	(4.00)	25.56	15.28	(4)	3,209	1.02	(5)	0.95	(5)	(0.27	)(5)	48
R6	27.02	(0.03)	3.14	3.11	—	(4.00)	(4.00)	26.13	15.30	(4)	209	0.91	(5)	0.90	(5)	(0.22	)(5)	48
Y	27.01	(0.02)	3.13	3.11	—	(4.00)	(4.00)	26.12	15.31	(4)	33,049	0.92	(5)	0.90	(5)	(0.20	)(5)	48
F	23.35	(0.02)	2.57	2.55	—	(4.00)	(4.00)	21.90	15.31	(4)	163,346	0.91	(5)	0.90	(5)	(0.22	)(5)	48

For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06	$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%		1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34		11,729	2.12		2.10		(1.64)		104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45		28,540	1.07		1.05		(0.60)		104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92		16,386	1.63		1.55		(1.09)		104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25		15,295	1.32		1.25		(0.79)		104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58		2,678	1.03		0.95		(0.51)		104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66		144	0.91		0.90		(0.42)		104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66		35,351	0.92		0.90		(0.44)		104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63		115,365	0.91		0.90		(0.45)		104

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%		$252,187	1.39%		1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19		26,529	2.12		2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40		28,052	1.49		1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91		23,932	1.63		1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29		23,080	1.32		1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67		3,263	1.06		0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75		78	1.07		0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70		33,040	0.94		0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49	(4)	81,831	0.92	(5)	0.90	(5)	(0.38	)(5)	109

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%		1.43	%(24)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46		2.17	(24)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14		2.14	(24)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24		1.18	(24)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62		1.58	(24)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31		1.28	(24)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00		0.97	(24)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90		0.90	(24)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90		0.90	(24)	(0.33)		81

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Company Fund – (continued)

For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%	(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13	(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04	(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11	(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54	(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24	(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95	(0.35)		96
R6(9)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90 (5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85	(0.28)		96

For the Year Ended October 31, 2014
A	$24.58	$(0.24)	$3.26	$3.02	$—	$(2.77)	$(2.77)	$24.83	13.49%		$355,056	1.34%	1.34%	(1.01)%		92%
B	20.82	(0.36)	2.71	2.35	—	(2.77)	(2.77)	20.40	12.61		4,730	2.29	2.15	(1.80)		92
C	20.77	(0.34)	2.70	2.36	—	(2.77)	(2.77)	20.36	12.70		38,351	2.05	2.05	(1.71)		92
I	25.12	(0.19)	3.35	3.16	—	(2.77)	(2.77)	25.51	13.78		60,425	1.10	1.10	(0.77)		92
R3	26.00	(0.31)	3.47	3.16	—	(2.77)	(2.77)	26.39	13.27		60,124	1.55	1.55	(1.21)		92
R4	26.65	(0.24)	3.57	3.33	—	(2.77)	(2.77)	27.21	13.62		66,353	1.25	1.25	(0.91)		92
R5	27.23	(0.16)	3.65	3.49	—	(2.77)	(2.77)	27.95	13.95		7,585	0.97	0.95	(0.61)		92
Y	27.48	(0.14)	3.70	3.56	—	(2.77)	(2.77)	28.27	14.08		337,933	0.85	0.85	(0.51)		92

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)	Commenced operations on November 7, 2014.
(10)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)	Commenced operations on March 31, 2015.
(12)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(13)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(14)

During the year ended October 31, 2014, the Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

(15)	Per share amount is less than $0.005.
(16)	Percentage rounds to zero.
(17)	Commenced operations on February 28, 2019.
(18)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(19)	Commenced operations on February 28, 2018.
(20)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(21)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(22)

During the year ended October 31, 2014, the Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

(23)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(24)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

79

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty and twelve series, respectively, as of April 30, 2019. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Value Fund (the “Small Cap Value Fund”) (formerly, Hartford Small Cap Core Fund)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Core Equity Fund has registered for sale Class T shares. As of April 30, 2019, Class T shares have not commenced operations. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. The Small Cap Growth Fund is closed to new investors, subject to certain exceptions. For more information please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence

80

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market

81

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

The Hartford Capital Appreciation Fund Level 3 Holdings on April 30, 2019

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2019

Common Stock
Model	Price/Earnings	22.3x	$793,480
Model	EV/Revenue	2.6x to 4.0x	28,300,199
Model	EV/EBITDA	10.9x	18,574,703
Cost	Trade Price	$15.72 to $68.00	641,689

Escrows
Cost	Trade Price	$0.00 to $0.54	56,189

Preferred Stock
Model	EV/Revenue	1.2x to 7.5x	257,157,797
Model	EV/EBITDA	8.2x	643,116
Cost	Trade Price	$5.70 to $68.00	143,398,532

Convertible Preferred Stock
Model	EV/Revenue	2.52x	886,150

Total			$450,451,855

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

The Hartford Growth Opportunities Fund Level 3 Holdings on April 30, 2019

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2019

Common Stock
Model	Price/Earnings	22.3x	$10,952,444
Model	EV/Revenue	2.6x to 3.6x	14,476,985
Model	EV/EBITDA	10.9x	10,075,235
Cost	Trade Price	$15.72 to $68.00	3,029,676

Escrows
Cost	Trade Price	$0.00 to $0.54	576,268

Preferred Stock
Model	EV/Revenue	1.2x to 5.7x	31,702,890
Model	EV/EBITDA	8.2x	6,434,037
Cost	Trade Price	$5.7008 to $68.00	164,398,671

Convertible Preferred Stock
Model	EV/Revenue	2.52x	8,601,652

Total			$250,247,856

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

82

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

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April 30, 2019 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2019, Capital Appreciation Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2019, Capital Appreciation Fund and Core Equity Fund had used futures contracts.

c)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,672,117	$—	$—	$1,672,117
Unrealized appreciation on foreign currency contracts	—	9,989	—	—	—	—	9,989

Total	$—	$9,989	$—	$1,672,117	$—	$—	$1,682,106

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

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Hartford Domestic Equity Funds

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April 30, 2019 (Unaudited)

Capital Appreciation Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$169,651	$—	$—	$169,651

Total	$—	$—	$—	$169,651	$—	$—	$169,651

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,665,353	$—	$—	$3,665,353
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	9,989	—	—	—	—	9,989

Total	$—	$9,989	$—	$3,665,353	$—	$—	$3,675,342

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	763
Foreign Currency Contracts Purchased at Contract Amount	$2,099,722

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,373,251	$—	$—	$1,373,251

Total	$—	$—	$—	$1,373,251	$—	$—	$1,373,251

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$988,042	$—	$—	$988,042

Total	$—	$—	$—	$988,042	$—	$—	$988,042

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,449,013	$—	$—	$5,449,013

Total	$—	$—	$—	$5,449,013	$—	$—	$5,449,013

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	503

85

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2019:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$9,989	$—
Futures contracts	1,672,117	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,682,106	—

Derivatives not subject to a MNA	(1,672,117)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$9,989	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
State Street Global Markets LLC	$9,989	$—	$—	$—	$9,989

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,373,251	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,373,251	—

Derivatives not subject to a MNA	(1,373,251)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2019 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$6,266,118,684	$1,061,567,570	$(118,911,029)	$942,656,541
Core Equity Fund	3,618,237,001	1,024,581,643	(40,996,393)	983,585,250
Dividend and Growth Fund	6,405,903,950	2,465,030,639	(103,926,492)	2,361,104,147
Equity Income Fund	3,172,323,112	948,193,862	(66,175,202)	882,018,660
Growth Opportunities Fund	4,323,485,602	973,072,962	(72,536,454)	900,536,508
Healthcare Fund	1,189,278,611	261,801,043	(109,589,560)	152,211,483
MidCap Fund	10,811,014,402	3,333,586,681	(270,512,113)	3,063,074,568
MidCap Value Fund	637,370,203	79,536,881	(28,032,185)	51,504,696
Quality Value Fund	241,831,826	29,444,269	(7,422,551)	22,021,718
Small Cap Growth Fund	1,021,575,380	199,618,295	(67,420,867)	132,197,428
Small Cap Value Fund	98,949,851	10,009,755	(4,757,016)	5,252,739
Small Company Fund	521,288,761	88,436,194	(21,317,122)	67,119,072

c)	Capital Loss Carryforward – The Funds had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

During the year ended October 31, 2018, the Small Company Fund utilized prior year capital loss carryforwards of $7,507,209.

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2018, the following Fund elected to defer Late-Year Ordinary Losses:

Fund	Amount
Healthcare Fund	$5,109,572

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Fund	Management Fee Rates

Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Capital Appreciation Fund, Growth Opportunities Fund and Small Company Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.022%
next $3.5 billion and	0.018%
Amount over $7 billion	0.015%

Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Growth Fund and Small Cap Value Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2019, HFMC contractually limited the total operating expenses, (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), through February 29, 2020 as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.95%	0.90%

From November 1, 2018 through February 28, 2019, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) of the following Fund as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2019, these amounts, if any, are included in the Statements of Operations.

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.07%	1.93%	0.80%	1.42%	1.11%	0.81%	0.70%	0.73%	0.70%
Core Equity Fund	0.73%	1.48%	0.46%	1.09%	0.76%	0.49%	0.39%	0.42%	0.38%
Dividend and Growth Fund	0.99%	1.83%	0.73%	1.35%	1.05%	0.74%	0.64%	0.68%	0.64%
Equity Income Fund	1.00%	1.77%	0.79%	1.37%	1.06%	0.76%	0.66%	0.71%	0.66%
Growth Opportunities Fund	1.11%	1.88%	0.85%	1.45%	1.15%	0.85%	0.75%	0.78%	0.75%
Healthcare Fund	1.29%	2.07%	1.01%	1.61%	1.31%	1.02%	0.90%	0.93%	0.90%
MidCap Fund	1.10%	1.88%	0.83%	1.45%	1.14%	0.84%	0.74%	0.79%	0.74%
MidCap Value Fund	1.22%	2.04%	0.92%	1.51%	1.21%	0.92%	N/A	0.86%	0.80%
Quality Value Fund	0.89%	1.69%	0.57%	1.16%	0.86%	0.57%	0.46%	0.51%	0.46%
Small Cap Growth Fund	1.22%	1.95%	0.85%	1.47%	1.17%	0.86%	0.76%	0.80%	0.76%
Small Cap Value Fund	1.25%	2.04%	0.91%	1.39%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.32%	2.12%	1.08%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2019, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$959,307	$7,293
Core Equity Fund	1,102,083	11,102
Dividend and Growth Fund	1,666,056	13,218
Equity Income Fund	731,609	6,105
Growth Opportunities Fund	1,467,091	29,077
Healthcare Fund	411,160	3,348
MidCap Fund	1,952,553	33,686
MidCap Value Fund	344,113	1,004
Quality Value Fund	67,100	417
Small Cap Growth Fund	30,163	837
Small Cap Value Fund	27,692	476
Small Company Fund	290,124	1,288

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2019, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$4,246
Core Equity Fund	1,968
Dividend and Growth Fund	4,720
Equity Income Fund	2,390
Growth Opportunities Fund	2,799

90

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Fund	CCO Compensation Paid by Fund
Healthcare Fund	$838
MidCap Fund	7,103
MidCap Value Fund	384
Quality Value Fund	164
Small Cap Growth Fund	659
Small Cap Value Fund	60
Small Company Fund	301

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below ). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%*
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

*	Effective May 1, 2019, the Specified Amount for all Class Y shares will be 0.11%.

Effective March 1, 2019, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to maintain the transfer agency fees as follows:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.04%
Core Equity Fund	N/A	0.06%
Dividend and Growth Fund	N/A	0.05%
Equity Income Fund	N/A	0.05%
Growth Opportunities Fund	N/A	0.05%
Healthcare Fund	N/A	0.06%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.05%
Small Cap Growth Fund	N/A	0.04%

This contractual arrangement for each of these Funds will remain in effect until February 29, 2020 unless the Board of Directors approves its earlier termination.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2019, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.12%	0.23%	0.10%	0.22%	0.16%	0.11%	0.00%	0.03%	0.00%
Core Equity Fund	0.10%	0.10%	0.08%	0.21%	0.16%	0.10%	0.00%	0.03%	0.00%
Dividend and Growth Fund	0.10%	0.19%	0.09%	0.22%	0.16%	0.10%	0.00%	0.04%	0.00%

91

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Equity Income Fund	0.09%	0.11%	0.14%	0.21%	0.16%	0.11%	0.00%	0.06%	0.00%
Growth Opportunities Fund	0.12%	0.14%	0.11%	0.21%	0.15%	0.10%	0.00%	0.04%	0.00%
Healthcare Fund	0.14%	0.17%	0.11%	0.21%	0.16%	0.12%	0.00%	0.03%	0.00%
MidCap Fund	0.11%	0.14%	0.09%	0.21%	0.16%	0.10%	0.00%	0.05%	0.00%
MidCap Value Fund	0.17%	0.24%	0.12%	0.21%	0.16%	0.12%	N/A	0.06%	0.00%
Quality Value Fund	0.19%	0.24%	0.11%	0.21%	0.16%	0.11%	0.00%	0.05%	0.00%
Small Cap Growth Fund	0.22%	0.19%	0.09%	0.21%	0.16%	0.10%	0.00%	0.04%	0.00%
Small Cap Value Fund	0.21%	0.25%	0.11%	0.20%	0.15%	0.12%	0.00%	0.06%	0.00%
Small Company Fund	0.18%	0.24%	0.18%	0.20%	0.16%	0.11%	0.00%	0.01%	0.00%

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Capital Appreciation Fund	$27,359,956	$12,132,750	$16,337,585
Growth Opportunities Fund	25,880,773	26,973,237	—
Healthcare Fund	11,974,222	12,446,322	—
MidCap Fund	22,268,948	23,884,765	—
MidCap Value Fund	372,740	384,878	—
Quality Value Fund	961,100	980,000	—
Small Cap Value Fund	253,800	260,000	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities.

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$12,132,750	$—	$—	$—	$12,132,750

Total Borrowings	$12,132,750	$—	$—	$—	$12,132,750

Gross amount of recognized liabilities for securities lending transactions					$12,132,750

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$26,973,237	$—	$—	$—	$26,973,237

Total Borrowings	$26,973,237	$—	$—	$—	$26,973,237

Gross amount of recognized liabilities for securities lending transactions					$26,973,237

92

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$12,446,322	$—	$—	$—	$12,446,322

Total Borrowings	$12,446,322	$—	$—	$—	$12,446,322

Gross amount of recognized liabilities for securities lending transactions					$12,446,322

MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$23,884,765	$—	$—	$—	$23,884,765

Total Borrowings	$23,884,765	$—	$—	$—	$23,884,765

Gross amount of recognized liabilities for securities lending transactions					$23,884,765

MidCap Value Fund
Securities Lending Transactions(1)
Common Stocks	$384,878	$—	$—	$—	$384,878

Total Borrowings	$384,878	$—	$—	$—	$384,878

Gross amount of recognized liabilities for securities lending transactions					$384,878

Quality Value Fund
Securities Lending Transactions(1)
Common Stocks	$980,000	$—	$—	$—	$980,000

Total Borrowings	$980,000	$—	$—	$—	$980,000

Gross amount of recognized liabilities for securities lending transactions					$980,000

Small Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$260,000	$—	$—	$—	$260,000

Total Borrowings	$260,000	$—	$—	$—	$260,000

Gross amount of recognized liabilities for securities lending transactions					$260,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of April 30, 2019, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Healthcare Fund	—	—	—	—	—	—	100%	—	—
Quality Value Fund	—	—	—	—	—	—	35%	—	—
Small Cap Value Fund	—	—	—	—	—	47%	100%	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Healthcare Fund	—	—	—	—	—	—		—	%*	—	—
Quality Value Fund	—	—	—	—	—	—		—	%*	—	—
Small Cap Value Fund	—	—	—	—	—	—	%*	—	%*	—	—

*	Percentage rounds to zero.

93

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

As of April 30, 2019, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	7%
Core Equity Fund	7%
Dividend and Growth Fund	11%
Equity Income Fund	8%
Growth Opportunities Fund	2%
MidCap Fund	1%
MidCap Value Fund	2%
Quality Value Fund	20%
Small Cap Growth Fund	3%
Small Cap Value Fund	38%
Small Company Fund	6%

*	As of April 30, 2019, affiliated funds of funds invest in Class F shares.

10.	Investment Transactions:

For the six-month period ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$1,822,988,172	$2,702,083,982	$—	$—	$1,822,988,172	$2,702,083,982
Core Equity Fund	1,140,525,280	433,558,051	—	—	1,140,525,280	433,558,051
Dividend and Growth Fund	863,273,327	974,007,815	—	—	863,273,327	974,007,815
Equity Income Fund	417,612,933	819,340,952	—	—	417,612,933	819,340,952
Growth Opportunities Fund	1,418,378,966	2,004,953,637	—	—	1,418,378,966	2,004,953,637
Healthcare Fund	232,653,489	412,866,346	—	—	232,653,489	412,866,346
MidCap Fund	1,440,393,232	1,734,798,965	—	—	1,440,393,232	1,734,798,965
MidCap Value Fund	199,314,136	197,468,332	—	—	199,314,136	197,468,332
Quality Value Fund	26,880,269	68,698,796	—	—	26,880,269	68,698,796
Small Cap Growth Fund	239,594,805	296,211,084	—	—	239,594,805	296,211,084
Small Cap Value Fund	114,589,175	119,798,867	—	—	114,589,175	119,798,867
Small Company Fund	257,669,561	243,726,146	—	—	257,669,561	243,726,146

11.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2019, and the year ended October 31, 2018:

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	3,932,466	$131,332,282	18,627,905	$720,223,487
Shares Issued for Reinvested Dividends	22,329,308	687,462,758	15,585,296	588,452,604
Shares Redeemed	(14,564,583)	(486,953,505)	(19,213,364)	(759,184,210)

Net Increase (Decrease)	11,697,191	331,841,535	14,999,837	549,491,881

Class C
Shares Sold	831,484	$19,775,640	1,048,144	$31,974,203
Shares Issued for Reinvested Dividends	3,194,763	71,978,020	6,297,825	184,217,448
Shares Redeemed	(5,174,108)	(129,299,979)	(29,715,951)	(896,575,354)

Net Increase (Decrease)	(1,147,861)	(37,546,319)	(22,369,982)	(680,383,703)

Class I
Shares Sold	1,572,027	$52,484,037	3,910,878	$155,382,910
Shares Issued for Reinvested Dividends	2,918,816	90,422,933	2,472,959	93,848,576
Shares Redeemed	(5,065,523)	(168,639,783)	(7,218,834)	(285,577,373)

Net Increase (Decrease)	(574,680)	(25,732,813)	(834,997)	(36,345,887)

94

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Capital Appreciation Fund – (continued)
Class R3
Shares Sold	61,131	$2,314,119	137,040	$5,957,109
Shares Issued for Reinvested Dividends	236,998	8,150,367	206,300	8,536,924
Shares Redeemed	(418,577)	(15,412,633)	(513,386)	(22,360,490)

Net Increase (Decrease)	(120,448)	(4,948,147)	(170,046)	(7,866,457)

Class R4
Shares Sold	52,728	$2,073,878	186,985	$8,374,964
Shares Issued for Reinvested Dividends	183,710	6,552,532	187,519	8,012,830
Shares Redeemed	(275,331)	(10,760,704)	(764,944)	(33,903,987)

Net Increase (Decrease)	(38,893)	(2,134,294)	(390,440)	(17,516,193)

Class R5
Shares Sold	28,969	$1,156,232	82,585	$3,732,482
Shares Issued for Reinvested Dividends	122,722	4,476,273	108,386	4,727,927
Shares Redeemed	(82,241)	(3,309,781)	(261,803)	(11,949,550)

Net Increase (Decrease)	69,450	2,322,724	(70,832)	(3,489,141)

Class R6
Shares Sold	46,621	$1,915,307	101,194	$4,624,485
Shares Issued for Reinvested Dividends	257,757	9,465,639	192,898	8,465,656
Shares Redeemed	(89,550)	(3,554,772)	(151,907)	(6,938,017)

Net Increase (Decrease)	214,828	7,826,174	142,185	6,152,124

Class Y
Shares Sold	493,790	$19,213,623	693,026	$32,164,734
Shares Issued for Reinvested Dividends	618,487	22,707,855	477,638	20,953,067
Shares Redeemed	(857,813)	(34,494,220)	(1,043,499)	(48,018,245)

Net Increase (Decrease)	254,464	7,427,258	127,165	5,099,556

Class F
Shares Sold	1,398,986	$45,889,366	1,570,142	$62,543,993
Shares Issued for Reinvested Dividends	4,119,442	127,618,948	2,834,969	107,657,480
Shares Redeemed	(6,826,698)	(236,727,152)	(7,542,627)	(297,884,938)

Net Increase (Decrease)	(1,308,270)	(63,218,838)	(3,137,516)	(127,683,465)

Total Net Increase (Decrease)	9,045,781	$215,837,280	(11,704,626)	$(312,541,285)

Core Equity Fund
Class A
Shares Sold	4,694,161	$135,208,876	6,126,880	$186,510,085
Shares Issued for Reinvested Dividends	1,170,588	31,856,185	734,490	21,375,055
Shares Redeemed	(2,357,290)	(68,352,807)	(6,920,178)	(209,143,476)

Net Increase (Decrease)	3,507,459	98,712,254	(58,808)	(1,258,336)

Class C
Shares Sold	1,796,901	$46,837,657	1,710,493	$47,235,025
Shares Issued for Reinvested Dividends	502,591	12,459,225	350,318	9,320,524
Shares Redeemed	(1,399,210)	(37,508,255)	(3,541,926)	(97,989,819)

Net Increase (Decrease)	900,282	21,788,627	(1,481,115)	(41,434,270)

Class I
Shares Sold	12,546,608	$366,633,038	13,072,789	$396,887,616
Shares Issued for Reinvested Dividends	1,993,782	54,347,120	1,162,130	33,875,872
Shares Redeemed	(7,846,897)	(229,304,264)	(11,227,452)	(338,823,716)

Net Increase (Decrease)	6,693,493	191,675,894	3,007,467	91,939,772

Class R3
Shares Sold	93,986	$2,809,712	207,064	$6,289,388
Shares Issued for Reinvested Dividends	48,300	1,333,045	40,040	1,179,524
Shares Redeemed	(191,149)	(5,751,298)	(598,704)	(18,364,395)

Net Increase (Decrease)	(48,863)	(1,608,541)	(351,600)	(10,895,483)

Class R4
Shares Sold	393,500	$12,038,721	622,611	$19,301,039
Shares Issued for Reinvested Dividends	208,644	5,850,946	181,518	5,432,028
Shares Redeemed	(952,697)	(29,278,042)	(2,022,499)	(62,643,003)

Net Increase (Decrease)	(350,553)	(11,388,375)	(1,218,370)	(37,909,936)

95

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class R5
Shares Sold	491,143	$14,669,046	2,247,746	$68,256,158
Shares Issued for Reinvested Dividends	323,315	8,879,357	221,366	6,500,244
Shares Redeemed	(511,918)	(15,333,278)	(2,532,507)	(76,084,368)

Net Increase (Decrease)	302,540	8,215,125	(63,395)	(1,327,966)

Class R6
Shares Sold	1,620,709	$49,150,735	1,801,311	$54,771,612
Shares Issued for Reinvested Dividends	253,490	6,992,185	145,967	4,302,198
Shares Redeemed	(1,250,608)	(36,991,919)	(1,253,498)	(38,957,594)

Net Increase (Decrease)	623,591	19,151,001	693,780	20,116,216

Class Y
Shares Sold	3,408,203	$102,172,563	3,788,002	$115,773,056
Shares Issued for Reinvested Dividends	370,855	10,229,172	189,251	5,580,138
Shares Redeemed	(1,407,245)	(40,570,568)	(2,029,036)	(61,771,039)

Net Increase (Decrease)	2,371,813	71,831,167	1,948,217	59,582,155

Class F
Shares Sold	17,668,697	$513,107,670	4,595,725	$139,606,491
Shares Issued for Reinvested Dividends	1,240,370	33,816,032	773,606	22,560,533
Shares Redeemed	(3,008,189)	(89,622,097)	(4,825,438)	(145,935,601)

Net Increase (Decrease)	15,900,878	457,301,605	543,893	16,231,423

Total Net Increase (Decrease)	29,900,640	$855,678,757	3,020,069	$95,043,575

Dividend and Growth Fund
Class A
Shares Sold	6,347,029	$148,170,207	12,487,323	$326,156,465
Shares Issued for Reinvested Dividends	15,697,376	348,051,254	15,040,346	388,531,155
Shares Redeemed	(11,374,348)	(268,136,171)	(21,964,648)	(577,481,273)

Net Increase (Decrease)	10,670,057	228,085,290	5,563,021	137,206,347

Class C
Shares Sold	944,593	$20,812,249	1,045,131	$26,546,753
Shares Issued for Reinvested Dividends	1,000,327	21,298,224	1,845,692	46,024,991
Shares Redeemed	(2,379,316)	(54,278,734)	(10,581,892)	(266,750,872)

Net Increase (Decrease)	(434,396)	(12,168,261)	(7,691,069)	(194,179,128)

Class I
Shares Sold	8,298,010	$193,789,041	8,212,320	$214,582,901
Shares Issued for Reinvested Dividends	3,671,329	81,036,556	3,244,516	83,455,551
Shares Redeemed	(5,647,191)	(131,159,655)	(6,587,672)	(172,489,960)

Net Increase (Decrease)	6,322,148	143,665,942	4,869,164	125,548,492

Class R3
Shares Sold	195,953	$4,707,529	521,930	$14,025,931
Shares Issued for Reinvested Dividends	301,736	6,780,635	307,181	8,034,183
Shares Redeemed	(531,416)	(12,860,089)	(806,690)	(21,481,715)

Net Increase (Decrease)	(33,727)	(1,371,925)	22,421	578,399

Class R4
Shares Sold	657,818	$15,735,758	961,975	$25,805,384
Shares Issued for Reinvested Dividends	437,389	9,911,793	431,814	11,371,284
Shares Redeemed	(935,141)	(22,654,964)	(1,459,422)	(39,314,657)

Net Increase (Decrease)	160,066	2,992,587	(65,633)	(2,137,989)

Class R5
Shares Sold	1,390,388	$33,425,404	2,346,568	$62,962,468
Shares Issued for Reinvested Dividends	223,265	5,086,358	192,818	5,102,053
Shares Redeemed	(969,496)	(23,847,741)	(1,674,914)	(45,252,539)

Net Increase (Decrease)	644,157	14,664,021	864,472	22,811,982

Class R6
Shares Sold	1,215,592	$29,371,577	3,017,132	$82,759,681
Shares Issued for Reinvested Dividends	357,199	8,139,770	80,479	2,134,094
Shares Redeemed	(444,442)	(10,724,549)	(639,176)	(16,937,047)

Net Increase (Decrease)	1,128,349	26,786,798	2,458,435	67,956,728

96

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class Y
Shares Sold	3,563,639	$86,526,311	6,731,729	$180,558,797
Shares Issued for Reinvested Dividends	2,587,157	58,931,949	2,507,887	66,367,057
Shares Redeemed	(3,096,372)	(75,116,997)	(7,326,785)	(198,852,639)

Net Increase (Decrease)	3,054,424	70,341,263	1,912,831	48,073,215

Class F
Shares Sold	8,817,473	$206,823,980	14,299,165	$372,356,271
Shares Issued for Reinvested Dividends	11,981,812	264,295,546	11,425,655	293,726,913
Shares Redeemed	(10,883,497)	(257,102,723)	(18,153,837)	(477,146,616)

Net Increase (Decrease)	9,915,788	214,016,803	7,570,983	188,936,568

Total Net Increase (Decrease)	31,426,866	$687,012,518	15,504,625	$394,794,614

Equity Income Fund
Class A
Shares Sold	3,635,883	$65,914,207	7,054,185	$141,208,042
Shares Issued for Reinvested Dividends	7,197,171	124,714,936	5,387,109	108,873,865
Shares Redeemed	(7,936,229)	(144,640,881)	(16,310,108)	(330,513,136)

Net Increase (Decrease)	2,896,825	45,988,262	(3,868,814)	(80,431,229)

Class C
Shares Sold	954,615	$16,994,760	1,496,750	$30,142,193
Shares Issued for Reinvested Dividends	1,426,518	24,524,735	1,234,724	24,850,317
Shares Redeemed	(3,021,362)	(55,177,159)	(7,456,596)	(148,401,415)

Net Increase (Decrease)	(640,229)	(13,657,664)	(4,725,122)	(93,408,905)

Class I
Shares Sold	7,003,501	$127,636,711	17,491,443	$350,784,723
Shares Issued for Reinvested Dividends	5,173,037	89,094,693	3,652,614	73,362,106
Shares Redeemed	(22,778,328)	(416,982,795)	(15,229,423)	(305,556,437)

Net Increase (Decrease)	(10,601,790)	(200,251,391)	5,914,634	118,590,392

Class R3
Shares Sold	114,922	$2,120,052	296,916	$5,984,389
Shares Issued for Reinvested Dividends	215,240	3,730,510	167,506	3,391,169
Shares Redeemed	(377,205)	(6,876,386)	(828,311)	(16,803,967)

Net Increase (Decrease)	(47,043)	(1,025,824)	(363,889)	(7,428,409)

Class R4
Shares Sold	327,819	$6,024,656	642,122	$13,016,169
Shares Issued for Reinvested Dividends	252,643	4,390,220	205,009	4,153,860
Shares Redeemed	(601,019)	(11,253,464)	(1,072,897)	(21,756,093)

Net Increase (Decrease)	(20,557)	(838,588)	(225,766)	(4,586,064)

Class R5
Shares Sold	598,768	$11,152,480	1,070,828	$21,909,354
Shares Issued for Reinvested Dividends	330,238	5,772,240	237,336	4,829,360
Shares Redeemed	(704,547)	(13,183,601)	(1,231,998)	(25,045,790)

Net Increase (Decrease)	224,459	3,741,119	76,166	1,692,924

Class R6
Shares Sold	414,659	$7,779,358	624,797	$12,755,320
Shares Issued for Reinvested Dividends	172,887	3,030,694	109,860	2,239,099
Shares Redeemed	(195,444)	(3,647,103)	(355,527)	(7,261,890)

Net Increase (Decrease)	392,102	7,162,949	379,130	7,732,529

Class Y
Shares Sold	1,321,051	$24,312,664	3,235,467	$66,523,295
Shares Issued for Reinvested Dividends	618,878	10,829,202	473,849	9,676,818
Shares Redeemed	(3,795,763)	(69,241,837)	(3,349,092)	(68,094,590)

Net Increase (Decrease)	(1,855,834)	(34,099,971)	360,224	8,105,523

Class F
Shares Sold	6,185,512	$113,994,948	11,490,117	$230,763,902
Shares Issued for Reinvested Dividends	3,920,598	67,621,462	2,529,103	50,774,813
Shares Redeemed	(4,294,439)	(79,437,282)	(6,712,436)	(135,242,319)

Net Increase (Decrease)	5,811,671	102,179,128	7,306,784	146,296,396

Total Net Increase (Decrease)	(3,840,396)	$(90,801,980)	4,853,347	$96,563,157

97

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Growth Opportunities Fund
Class A
Shares Sold	3,364,953	$124,315,387	5,430,832	$258,227,081
Shares Issued for Reinvested Dividends	13,501,044	442,159,184	3,585,086	153,656,799
Shares Redeemed	(5,808,656)	(214,785,222)	(6,592,860)	(310,460,365)

Net Increase (Decrease)	11,057,341	351,689,349	2,423,058	101,423,515

Class C
Shares Sold	2,250,170	$43,060,398	2,202,102	$67,142,214
Shares Issued for Reinvested Dividends	5,635,659	96,538,837	1,594,478	44,007,584
Shares Redeemed	(3,829,159)	(75,465,431)	(6,076,031)	(184,287,489)

Net Increase (Decrease)	4,056,670	64,133,804	(2,279,451)	(73,137,691)

Class I
Shares Sold	6,855,637	$266,708,677	8,710,241	$433,216,495
Shares Issued for Reinvested Dividends	8,365,419	290,614,670	2,290,426	102,404,963
Shares Redeemed	(10,509,814)	(407,813,668)	(8,315,111)	(406,512,937)

Net Increase (Decrease)	4,711,242	149,509,679	2,685,556	129,108,521

Class R3
Shares Sold	131,992	$4,890,622	234,644	$11,070,881
Shares Issued for Reinvested Dividends	309,474	10,153,854	87,601	3,772,966
Shares Redeemed	(241,130)	(9,303,418)	(325,309)	(15,295,005)

Net Increase (Decrease)	200,336	5,741,058	(3,064)	(451,158)

Class R4
Shares Sold	153,043	$6,132,274	228,630	$11,414,684
Shares Issued for Reinvested Dividends	446,887	15,681,250	129,500	5,853,389
Shares Redeemed	(287,952)	(11,760,698)	(398,588)	(19,861,217)

Net Increase (Decrease)	311,978	10,052,826	(40,458)	(2,593,144)

Class R5
Shares Sold	119,942	$5,111,383	135,790	$7,029,897
Shares Issued for Reinvested Dividends	109,194	4,050,013	27,599	1,298,270
Shares Redeemed	(43,991)	(1,862,507)	(101,488)	(5,319,310)

Net Increase (Decrease)	185,145	7,298,889	61,901	3,008,857

Class R6
Shares Sold	197,230	$8,305,177	157,464	$8,754,701
Shares Issued for Reinvested Dividends	64,798	2,446,116	8,512	405,519
Shares Redeemed	(53,178)	(2,380,523)	(19,778)	(1,033,651)

Net Increase (Decrease)	208,850	8,370,770	146,198	8,126,569

Class Y
Shares Sold	863,493	$35,615,154	928,873	$50,217,143
Shares Issued for Reinvested Dividends	650,084	24,540,654	163,706	7,802,221
Shares Redeemed	(550,372)	(25,305,731)	(651,865)	(34,204,480)

Net Increase (Decrease)	963,205	34,850,077	440,714	23,814,884

Class F
Shares Sold	2,108,199	$84,456,676	2,463,128	$122,119,125
Shares Issued for Reinvested Dividends	2,537,024	88,339,164	1,101,002	49,269,862
Shares Redeemed	(1,135,359)	(45,985,013)	(8,053,486)	(408,108,047)

Net Increase (Decrease)	3,509,864	126,810,827	(4,489,356)	(236,719,060)

Total Net Increase (Decrease)	25,204,631	$758,457,279	(1,054,902)	$(47,418,707)

Healthcare Fund
Class A
Shares Sold	798,800	$26,403,045	2,816,061	$101,549,420
Shares Issued for Reinvested Dividends	1,531,546	47,003,147	1,019,295	34,248,296
Shares Redeemed	(2,014,991)	(66,027,480)	(4,495,546)	(158,895,113)

Net Increase (Decrease)	315,355	7,378,712	(660,190)	(23,097,397)

Class C
Shares Sold	291,434	$7,540,930	496,990	$14,452,310
Shares Issued for Reinvested Dividends	549,060	13,440,993	515,465	14,185,595
Shares Redeemed	(911,020)	(23,938,667)	(3,680,023)	(107,962,485)

Net Increase (Decrease)	(70,526)	(2,956,744)	(2,667,568)	(79,324,580)

98

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Healthcare Fund – (continued)
Class I
Shares Sold	1,090,123	$37,890,669	3,388,340	$126,092,031
Shares Issued for Reinvested Dividends	716,965	23,208,155	437,685	15,410,892
Shares Redeemed	(2,667,883)	(90,338,174)	(2,974,436)	(110,211,280)

Net Increase (Decrease)	(860,795)	(29,239,350)	851,589	31,291,643

Class R3
Shares Sold	91,211	$3,010,422	179,019	$6,531,072
Shares Issued for Reinvested Dividends	82,110	2,592,207	61,276	2,120,778
Shares Redeemed	(176,324)	(6,045,217)	(425,831)	(15,473,486)

Net Increase (Decrease)	(3,003)	(442,588)	(185,536)	(6,821,636)

Class R4
Shares Sold	101,231	$3,651,830	288,491	$11,080,389
Shares Issued for Reinvested Dividends	61,171	2,038,224	41,923	1,520,963
Shares Redeemed	(175,765)	(6,223,440)	(416,190)	(15,933,796)

Net Increase (Decrease)	(13,363)	(533,386)	(85,776)	(3,332,444)

Class R5
Shares Sold	71,092	$2,710,754	130,251	$5,340,435
Shares Issued for Reinvested Dividends	12,444	435,292	6,075	229,927
Shares Redeemed	(87,182)	(3,172,538)	(112,959)	(4,488,405)

Net Increase (Decrease)	(3,646)	(26,492)	23,367	1,081,957

Class R6(2)
Shares Sold	255	$10,000	—	$—

Net Increase (Decrease)	255	10,000	—	—

Class Y
Shares Sold	166,098	$6,240,042	431,226	$17,308,437
Shares Issued for Reinvested Dividends	94,877	3,362,455	52,897	2,024,914
Shares Redeemed	(201,593)	(7,669,779)	(283,402)	(11,401,142)

Net Increase (Decrease)	59,382	1,932,718	200,721	7,932,209

Class F
Shares Sold	60,426	$2,111,946	450,646	$16,664,894
Shares Issued for Reinvested Dividends	158,658	5,145,276	86,244	3,039,229
Shares Redeemed	(1,486,520)	(49,095,687)	(128,688)	(4,746,404)

Net Increase (Decrease)	(1,267,436)	(41,838,465)	408,202	14,957,719

Total Net Increase (Decrease)	(1,843,777)	$(65,715,595)	(2,115,191)	$(57,312,529)

MidCap Fund
Class A
Shares Sold	6,429,307	$177,961,112	15,229,089	$479,864,863
Shares Issued for Reinvested Dividends	11,616,897	286,472,676	3,795,999	113,272,618
Shares Redeemed	(8,944,721)	(247,503,779)	(14,462,445)	(460,231,010)

Net Increase (Decrease)	9,101,483	216,930,009	4,562,643	132,906,471

Class C
Shares Sold	2,315,831	$43,949,746	6,174,307	$145,020,804
Shares Issued for Reinvested Dividends	5,087,766	86,695,527	1,974,728	43,246,546
Shares Redeemed	(6,978,132)	(132,541,344)	(13,281,900)	(303,779,827)

Net Increase (Decrease)	425,465	(1,896,071)	(5,132,865)	(115,512,477)

Class I
Shares Sold	22,856,361	$642,488,811	51,031,220	$1,672,961,497
Shares Issued for Reinvested Dividends	15,195,028	387,321,276	4,404,777	134,962,369
Shares Redeemed	(28,343,803)	(805,587,852)	(33,111,717)	(1,073,279,042)

Net Increase (Decrease)	9,707,586	224,222,235	22,324,280	734,644,824

Class R3
Shares Sold	349,601	$10,869,415	1,019,743	$35,935,089
Shares Issued for Reinvested Dividends	380,030	10,526,822	112,130	3,722,725
Shares Redeemed	(670,400)	(20,912,612)	(743,549)	(26,222,686)

Net Increase (Decrease)	59,231	483,625	388,324	13,435,128

99

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

MidCap Fund – (continued)
Class R4
Shares Sold	1,269,527	$41,402,294	3,152,179	$116,185,148
Shares Issued for Reinvested Dividends	881,164	25,483,275	291,588	10,027,716
Shares Redeemed	(2,321,877)	(77,623,993)	(2,657,782)	(97,308,099)

Net Increase (Decrease)	(171,186)	(10,738,424)	785,985	28,904,765

Class R5
Shares Sold	3,840,481	$126,948,132	5,438,327	$205,456,983
Shares Issued for Reinvested Dividends	1,361,847	40,610,288	353,078	12,442,452
Shares Redeemed	(2,941,055)	(94,819,109)	(2,628,190)	(98,094,631)

Net Increase (Decrease)	2,261,273	72,739,311	3,163,215	119,804,804

Class R6
Shares Sold	13,350,552	$447,676,429	19,650,032	$747,342,388
Shares Issued for Reinvested Dividends	3,466,868	104,560,740	533,890	18,985,122
Shares Redeemed	(4,214,445)	(143,353,536)	(3,937,273)	(149,786,078)

Net Increase (Decrease)	12,602,975	408,883,633	16,246,649	616,541,432

Class Y
Shares Sold	9,635,990	$318,858,005	20,799,108	$797,758,811
Shares Issued for Reinvested Dividends	4,622,179	139,266,264	1,504,227	53,460,224
Shares Redeemed	(20,975,593)	(714,202,273)	(19,868,421)	(736,585,618)

Net Increase (Decrease)	(6,717,424)	(256,078,004)	2,434,914	114,633,417

Class F
Shares Sold	13,592,831	$396,092,703	21,922,976	$713,934,685
Shares Issued for Reinvested Dividends	6,900,253	176,232,472	1,741,235	53,403,678
Shares Redeemed	(6,271,564)	(181,837,884)	(10,385,273)	(339,921,754)

Net Increase (Decrease)	14,221,520	390,487,291	13,278,938	427,416,609

Total Net Increase (Decrease)	41,490,923	$1,045,033,605	58,052,083	$2,072,774,973

MidCap Value Fund
Class A
Shares Sold	2,007,521	$25,984,425	3,127,684	$48,813,047
Shares Issued for Reinvested Dividends	2,634,934	31,694,686	463,385	7,173,200
Shares Redeemed	(2,146,070)	(28,209,697)	(2,646,647)	(41,733,967)

Net Increase (Decrease)	2,496,385	29,469,414	944,422	14,252,280

Class C
Shares Sold	173,496	$1,801,114	222,446	$2,911,223
Shares Issued for Reinvested Dividends	240,187	2,313,001	80,495	1,032,748
Shares Redeemed	(331,421)	(3,505,277)	(1,534,250)	(19,407,687)

Net Increase (Decrease)	82,262	608,838	(1,231,309)	(15,463,716)

Class I
Shares Sold	236,140	$3,183,500	552,664	$8,792,174
Shares Issued for Reinvested Dividends	300,074	3,648,250	66,767	1,040,897
Shares Redeemed	(624,261)	(8,243,144)	(1,015,843)	(16,140,564)

Net Increase (Decrease)	(88,047)	(1,411,394)	(396,412)	(6,307,493)

Class R3
Shares Sold	45,416	$617,160	75,953	$1,256,452
Shares Issued for Reinvested Dividends	72,689	922,418	16,486	268,227
Shares Redeemed	(87,931)	(1,253,439)	(192,290)	(3,197,956)

Net Increase (Decrease)	30,174	286,139	(99,851)	(1,673,277)

Class R4
Shares Sold	71,137	$996,534	124,104	$2,096,722
Shares Issued for Reinvested Dividends	82,313	1,068,388	16,176	267,868
Shares Redeemed	(148,459)	(2,129,412)	(149,407)	(2,527,098)

Net Increase (Decrease)	4,991	(64,490)	(9,127)	(162,508)

Class R5
Shares Sold	61,317	$847,952	105,272	$1,798,408
Shares Issued for Reinvested Dividends	36,259	477,765	11,409	191,481
Shares Redeemed	(404,931)	(5,589,296)	(281,733)	(4,803,813)

Net Increase (Decrease)	(307,355)	(4,263,579)	(165,052)	(2,813,924)

100

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

MidCap Value Fund – (continued)
Class Y
Shares Sold	196,035	$2,907,986	348,742	$6,063,658
Shares Issued for Reinvested Dividends	90,660	1,198,031	41,401	697,132
Shares Redeemed	(217,891)	(3,123,659)	(1,348,747)	(22,829,991)

Net Increase (Decrease)	68,804	982,358	(958,604)	(16,069,201)

Class F
Shares Sold	3,344,059	$44,774,436	6,696,887	$106,408,840
Shares Issued for Reinvested Dividends	2,440,229	29,675,324	441,070	6,902,315
Shares Redeemed	(2,102,801)	(28,254,360)	(5,066,647)	(81,143,838)

Net Increase (Decrease)	3,681,487	46,195,400	2,071,310	32,167,317

Total Net Increase (Decrease)	5,968,701	$71,802,686	155,377	$3,929,478

Quality Value Fund
Class A
Shares Sold	319,253	$6,071,287	505,087	$10,381,769
Shares Issued for Reinvested Dividends	572,123	10,176,420	401,915	8,210,264
Shares Redeemed	(661,732)	(12,626,601)	(1,478,660)	(30,431,153)

Net Increase (Decrease)	229,644	3,621,106	(571,658)	(11,839,120)

Class C
Shares Sold	38,120	$613,116	54,734	$966,801
Shares Issued for Reinvested Dividends	28,768	438,130	50,041	876,084
Shares Redeemed	(120,293)	(1,996,728)	(723,415)	(12,761,532)

Net Increase (Decrease)	(53,405)	(945,482)	(618,640)	(10,918,647)

Class I
Shares Sold	51,878	$995,814	119,419	$2,435,718
Shares Issued for Reinvested Dividends	47,997	841,546	28,248	569,900
Shares Redeemed	(130,648)	(2,475,219)	(260,204)	(5,290,718)

Net Increase (Decrease)	(30,773)	(637,859)	(112,537)	(2,285,100)

Class R3
Shares Sold	3,002	$57,750	7,767	$161,342
Shares Issued for Reinvested Dividends	3,279	59,308	2,430	50,174
Shares Redeemed	(6,068)	(123,555)	(27,123)	(563,901)

Net Increase (Decrease)	213	(6,497)	(16,926)	(352,385)

Class R4
Shares Sold	13,802	$270,017	58,437	$1,239,154
Shares Issued for Reinvested Dividends	19,976	364,460	14,925	312,076
Shares Redeemed	(30,753)	(613,541)	(140,160)	(2,976,078)

Net Increase (Decrease)	3,025	20,936	(66,798)	(1,424,848)

Class R5
Shares Sold	1,128	$21,445	24,598	$514,350
Shares Issued for Reinvested Dividends	1,768	32,495	1,109	23,373
Shares Redeemed	(364)	(6,831)	(24,077)	(525,126)

Net Increase (Decrease)	2,532	47,109	1,630	12,597

Class R6(1)
Shares Sold	955	$19,516	476	$10,000
Shares Issued for Reinvested Dividends	35	650	—	—
Shares Redeemed	—	(8)	—	—

Net Increase (Decrease)	990	20,158	476	10,000

Class Y
Shares Sold	14,193	$290,323	30,977	$668,736
Shares Issued for Reinvested Dividends	2,143	39,465	2,536	53,600
Shares Redeemed	(8,920)	(165,809)	(54,129)	(1,132,320)

Net Increase (Decrease)	7,416	163,979	(20,616)	(409,984)

Class F
Shares Sold	68,685	$1,298,806	4,026,210	$82,806,066
Shares Issued for Reinvested Dividends	350,111	6,128,466	113,052	2,280,455
Shares Redeemed	(1,724,774)	(33,087,330)	(264,077)	(5,415,483)

Net Increase (Decrease)	(1,305,978)	(25,660,058)	3,875,185	79,671,038

Total Net Increase (Decrease)	(1,146,336)	$(23,376,608)	2,470,116	$52,463,551

101

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Class A
Shares Sold	70,746	$3,091,801	211,044	$12,246,181
Shares Issued for Reinvested Dividends	1,137,942	42,820,742	181,627	10,053,030
Shares Redeemed	(335,112)	(14,537,016)	(478,877)	(28,211,959)

Net Increase (Decrease)	873,576	31,375,527	(86,206)	(5,912,748)

Class C
Shares Sold	26,516	$696,714	18,189	$821,537
Shares Issued for Reinvested Dividends	236,201	6,042,022	50,584	2,132,627
Shares Redeemed	(187,571)	(5,493,212)	(338,387)	(14,918,173)

Net Increase (Decrease)	75,146	1,245,524	(269,614)	(11,964,009)

Class I
Shares Sold	1,736,859	$77,584,413	1,423,742	$86,221,035
Shares Issued for Reinvested Dividends	1,099,491	43,341,934	342,617	19,573,702
Shares Redeemed	(1,864,357)	(82,135,702)	(4,791,619)	(295,297,396)

Net Increase (Decrease)	971,993	38,790,645	(3,025,260)	(189,502,659)

Class R3
Shares Sold	50,123	$2,028,834	59,892	$3,502,644
Shares Issued for Reinvested Dividends	60,131	2,234,481	9,890	543,634
Shares Redeemed	(83,526)	(3,669,167)	(81,883)	(4,842,381)

Net Increase (Decrease)	26,728	594,148	(12,101)	(796,103)

Class R4
Shares Sold	210,945	$9,091,096	364,952	$22,208,659
Shares Issued for Reinvested Dividends	297,846	11,687,478	47,349	2,704,153
Shares Redeemed	(447,171)	(19,812,070)	(493,751)	(30,080,314)

Net Increase (Decrease)	61,620	966,504	(81,450)	(5,167,502)

Class R5
Shares Sold	356,443	$16,085,162	347,713	$21,980,130
Shares Issued for Reinvested Dividends	397,887	16,508,317	76,411	4,542,635
Shares Redeemed	(547,577)	(27,215,510)	(767,974)	(48,541,480)

Net Increase (Decrease)	206,753	5,377,969	(343,850)	(22,018,715)

Class R6
Shares Sold	680,554	$31,199,773	686,094	$43,112,203
Shares Issued for Reinvested Dividends	205,988	8,674,158	8,749	525,615
Shares Redeemed	(208,478)	(10,143,551)	(130,097)	(8,374,078)

Net Increase (Decrease)	678,064	29,730,380	564,746	35,263,740

Class Y
Shares Sold	1,893,504	$92,899,013	1,232,771	$79,909,898
Shares Issued for Reinvested Dividends	1,656,136	69,789,590	270,638	16,276,162
Shares Redeemed	(2,214,977)	(98,916,819)	(1,530,091)	(96,766,636)

Net Increase (Decrease)	1,334,663	63,771,784	(26,682)	(580,576)

Class F
Shares Sold	135,287	$6,125,241	169,138	$10,226,392
Shares Issued for Reinvested Dividends	221,268	8,748,931	32,992	1,887,827
Shares Redeemed	(161,725)	(7,560,898)	(167,224)	(10,322,892)

Net Increase (Decrease)	194,830	7,313,274	34,906	1,791,327

Total Net Increase (Decrease)	4,423,373	$179,165,755	(3,245,511)	$(198,887,245)

Small Cap Value Fund
Class A
Shares Sold	357,003	$3,805,849	501,586	$7,095,178
Shares Issued for Reinvested Dividends	1,345,441	12,452,725	167,649	2,291,007
Shares Redeemed	(679,395)	(7,226,963)	(584,728)	(8,306,972)

Net Increase (Decrease)	1,023,049	9,031,611	84,507	1,079,213

Class C
Shares Sold	22,347	$205,195	65,529	$865,667
Shares Issued for Reinvested Dividends	201,614	1,622,991	40,074	497,721
Shares Redeemed	(228,185)	(2,080,932)	(442,129)	(5,637,431)

Net Increase (Decrease)	(4,224)	(252,746)	(336,526)	(4,274,043)

102

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Small Cap Value Fund – (continued)
Class I
Shares Sold	141,555	$1,683,116	114,901	$1,655,287
Shares Issued for Reinvested Dividends	101,935	945,995	10,068	137,932
Shares Redeemed	(172,628)	(1,634,080)	(78,404)	(1,122,083)

Net Increase (Decrease)	70,862	995,031	46,565	671,136

Class R3
Shares Sold	9,308	$101,050	21,367	$312,233
Shares Issued for Reinvested Dividends	12,847	123,296	1,103	15,477
Shares Redeemed	(2,943)	(32,780)	(34,579)	(501,272)

Net Increase (Decrease)	19,212	191,566	(12,109)	(173,562)

Class R4
Shares Sold	2,018	$20,808	900	$13,135
Shares Issued for Reinvested Dividends	493	4,797	114	1,619
Shares Redeemed	(88)	(954)	(5,359)	(80,859)

Net Increase (Decrease)	2,423	24,651	(4,345)	(66,105)

Class R5
Shares Issued for Reinvested Dividends	888	8,638	144	2,044
Shares Redeemed	(1,213)	(11,610)	(649)	(9,287)

Net Increase (Decrease)	(325)	(2,972)	(505)	(7,243)

Class R6(1)
Shares Sold	—	$—	715	$10,000
Shares Issued for Reinvested Dividends	253	2,456	—	—

Net Increase (Decrease)	253	2,456	715	10,000

Class Y
Shares Sold	109	$1,195	3,238	$47,858
Shares Issued for Reinvested Dividends	11,902	115,661	4,305	61,224
Shares Redeemed	(20,044)	(239,476)	(46,582)	(673,505)

Net Increase (Decrease)	(8,033)	(122,620)	(39,039)	(564,423)

Class F
Shares Sold	342,848	$3,496,151	58,899	$834,996
Shares Issued for Reinvested Dividends	1,036,113	9,621,393	301,115	4,128,469
Shares Redeemed	(283,446)	(3,038,240)	(3,698,310)	(52,129,544)

Net Increase (Decrease)	1,095,515	10,079,304	(3,338,296)	(47,166,079)

Total Net Increase (Decrease)	2,198,732	$19,946,281	(3,599,033)	$(50,491,106)

Small Company Fund
Class A
Shares Sold	1,053,091	$19,887,317	2,270,419	$52,377,812
Shares Issued for Reinvested Dividends	3,082,590	50,462,004	—	—
Shares Redeemed	(1,371,173)	(25,889,271)	(1,882,550)	(42,324,435)

Net Increase (Decrease)	2,764,508	44,460,050	387,869	10,053,377

Class C
Shares Sold	81,688	$1,014,304	161,175	$2,756,489
Shares Issued for Reinvested Dividends	252,369	2,718,019	—	—
Shares Redeemed	(212,091)	(2,656,557)	(1,216,758)	(20,246,713)

Net Increase (Decrease)	121,966	1,075,766	(1,055,583)	(17,490,224)

Class I
Shares Sold	87,127	$1,755,804	281,342	$6,659,139
Shares Issued for Reinvested Dividends	279,520	4,855,272	—	—
Shares Redeemed	(259,270)	(4,989,666)	(374,450)	(8,896,291)

Net Increase (Decrease)	107,377	1,621,410	(93,108)	(2,237,152)

Class R3
Shares Sold	95,555	$1,880,594	110,367	$2,749,385
Shares Issued for Reinvested Dividends	146,146	2,626,237	—	—
Shares Redeemed	(135,420)	(2,769,330)	(514,678)	(12,245,254)

Net Increase (Decrease)	106,281	1,737,501	(404,311)	(9,495,869)

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

Small Company Fund – (continued)
Class R4
Shares Sold	52,532	$1,191,673	121,401	$3,118,999
Shares Issued for Reinvested Dividends	125,461	2,408,843	—	—
Shares Redeemed	(138,416)	(3,084,202)	(513,859)	(13,147,683)

Net Increase (Decrease)	39,577	516,314	(392,458)	(10,028,684)

Class R5
Shares Sold	14,843	$348,087	47,038	$1,261,080
Shares Issued for Reinvested Dividends	19,819	403,513	—	—
Shares Redeemed	(10,040)	(238,025)	(80,902)	(2,111,795)

Net Increase (Decrease)	24,622	513,575	(33,864)	(850,715)

Class R6
Shares Sold	1,662	$41,771	3,290	$101,310
Shares Issued for Reinvested Dividends	1,032	21,469	—	—
Shares Redeemed	(19)	(456)	(1,132)	(30,923)

Net Increase (Decrease)	2,675	62,784	2,158	70,387

Class Y
Shares Sold	97,005	$2,379,178	239,418	$6,832,724
Shares Issued for Reinvested Dividends	252,900	5,260,320	—	—
Shares Redeemed	(393,323)	(8,369,346)	(271,716)	(7,590,782)

Net Increase (Decrease)	(43,418)	(729,848)	(32,298)	(758,058)

Class F
Shares Sold	2,021,285	$42,987,761	2,020,773	$47,724,426
Shares Issued for Reinvested Dividends	1,153,443	20,116,041	—	—
Shares Redeemed	(655,696)	(13,529,146)	(922,181)	(22,313,407)

Net Increase (Decrease)	2,519,032	49,574,656	1,098,592	25,411,019

Total Net Increase (Decrease)	5,642,620	$98,832,208	(523,003)	$(5,325,919)

(1)	Inception date of class was February 28, 2018.
(2)	Inception date of Class R6 shares was February 28, 2019.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $370 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended April 30, 2019, none of the Funds had borrowings under this facility.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on each Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

104

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

105

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

106

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and its Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE19    6/19    211418    Printed in U.S.A.

HARTFORDFUNDS
Our benchmark is the investor.®

Hartford Schroders Funds

Semi-Annual Report

April 30, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds' website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with a Fund.

If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2018 through April 30, 2019.

Market Review

During the six months ended April 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 9.76%. The strong returns for the period were generated despite the Index losing nearly 20% through a volatile fourth quarter (2018 marked the first year of negative returns for the Index since 2008).

In our view, a key component of stocks’ impressive turnaround in 2019 was a change in U.S. Federal Reserve (Fed) monetary policy. From 2015 to 2018, the Fed had been gradually increasing interest rates from near zero in the wake of the global financial crisis. In March, the Fed indicated it will not continue to raise rates. In addition, GDP grew at 3.2% in the first quarter and the unemployment rate fell to 3.6% in April – a 49-year low.2 Stocks rallied on this evidence that the U.S. economy appears to have shaken off any lingering effects of the U.S. government shutdown.

However, slowing global growth and uncertainty surrounding domestic and foreign politics are likely to continue playing a key role in market movements this year. For example, trade tensions with China have already caused sporadic volatility, and the threat of ongoing tariffs could cause further uneasiness. Abroad, the still unresolved “Brexit” undertaking for the United Kingdom to leave the European Union, slowing growth in Germany, and a recession in Italy may negatively impact global markets.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

[2]	Source: Bureau of Labor Statistics, 5/19

Hartford Schroders Funds

*	Effective May 1, 2019, the Fund’s name changed to Hartford Schroders US MidCap Opportunities Fund

Hartford Schroders Emerging Markets Equity Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 3/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	12.70%	-4.93%	4.67%	7.49%
Class A3	6.49%	-10.16%	3.49%	6.88%
Class C2	12.28%	-5.62%	4.41%	7.45%
Class C3	11.28%	-6.56%	4.41%	7.45%
Class I2	12.82%	-4.73%	4.90%	7.70%
Class R3[2]	12.58%	-5.19%	4.71%	7.61%
Class R4[2]	12.55%	-5.12%	4.73%	7.62%
Class R5[2]	12.82%	-4.66%	4.92%	7.71%
Class Y2	12.90%	-4.57%	4.99%	7.75%
Class F2	12.87%	-4.62%	4.95%	7.73%
Class SDR[2]	12.84%	-4.61%	5.03%	7.77%
MSCI Emerging Markets Index (Net)	13.76%	-5.04%	4.04%	7.50%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Effective on the close of business on 3/15/19, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*

	Gross	Net
Class A	1.47%	1.47%
Class C	2.21%	2.21%
Class I	1.25%	1.25%
Class R3	1.82%	1.82%
Class R4	1.50%	1.50%
Class R5	1.21%	1.21%
Class Y	1.15%	1.15%
Class F	1.10%	1.10%
Class SDR	1.10%	1.10%

*

Expenses as shown in the Fund’s most recent prospectus. Gross and net expenses are the same. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.4%
Consumer Discretionary	14.9
Consumer Staples	7.3
Energy	11.8
Financials	27.8
Health Care	1.0
Industrials	2.6
Information Technology	17.8
Materials	3.9
Real Estate	0.6
Utilities	0.6

Total	98.7%

Short-Term Investments	1.4
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 6/25/2013 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	6.28%	1.03%	2.98%	3.40%
Class A4	1.55%	-3.53%	2.02%	2.59%
Class C3	5.99%	0.32%	2.66%	3.16%
Class C4	4.99%	-0.64%	2.66%	3.16%
Class I3	6.54%	1.28%	3.20%	3.63%
Class R3[3]	6.40%	1.29%	3.06%	3.51%
Class R4[3]	6.51%	1.31%	3.15%	3.58%
Class R5[3]	6.57%	1.42%	3.20%	3.63%
Class Y3	6.59%	1.45%	3.24%	3.66%
Class F3	6.62%	1.52%	3.24%	3.66%
Class SDR[3]	6.62%	1.43%	3.32%	3.73%
33.4% JP Morgan EMBI Global Diversified Index/ 33.3% JP Morgan GBI Emerging Markets Global Diversified Index/ 33.3% JP Morgan CEMBI Broad Diversified Index[5]	7.28%	2.36%	3.07%	3.90%
JP Morgan EMBI Global Diversified Index	8.20%	6.01%	5.23%	6.21%
JP Morgan GBI Emerging Markets Global Diversified Index	7.00%	-4.93%	-0.97%	-0.44%
JP Morgan CEMBI Broad Diversified Index	6.56%	6.11%	4.83%	5.51%

[1]	Not Annualized
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	With sales charge
[5]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.30%	1.16%
Class C	2.17%	1.91%
Class I	1.03%	0.91%
Class R3	1.67%	1.46%
Class R4	1.36%	1.16%
Class R5	1.07%	0.86%
Class Y	0.97%	0.86%
Class F	0.95%	0.76%
Class SDR	0.95%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Restricted securities may be more difficult to sell and price than other securities. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. •The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. •The Fund invests in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund.

Composition by Security Type(1)

as of April 30, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	39.8%
Foreign Government Obligations	48.6

Total	88.4%

Short-Term Investments	16.7
Other Assets & Liabilities	(5.1)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

3

Hartford Schroders Global Strategic Bond Fund[1]

Fund Overview

April 30, 2019 (Unaudited)

Inception 6/23/2014 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return over the long term.

[1]	Effective as of the close of business on April 30, 2019, the Fund was liquidated pursuant to a plan of liquidation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	Since Inception[2]
Class A3	0.99%	-0.42%	0.13%
Class A4	-3.53%	-4.88%	-0.81%
Class C3	0.65%	-0.94%	-0.05%
Class C4	-0.32%	-1.89%	-0.05%
Class I3	1.09%	-0.06%	0.39%
Class R3[3]	0.80%	-0.43%	0.27%
Class R4[3]	0.92%	-0.29%	0.32%
Class R5[3]	0.91%	-0.25%	0.35%
Class Y3	0.91%	-0.22%	0.41%
Class F3	1.05%	-0.06%	0.44%
Class SDR[3]	0.97%	-0.04%	0.51%
ICE BofAML US 3-Month Treasury Bill Index	1.18%	2.18%	0.80%
Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index	2.24%	3.29%	1.60%
3-Month USD Fixed LIBOR[5]	1.34%	2.52%	1.06%

[1]	Not Annualized
[2]	Inception: 06/23/2014
[3]	Without sales charge
[4]	With sales charge
[5]	The 3-Month USD Fixed LIBOR reflects the returns of the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Global Strategic Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/19/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective July 31, 2018, the Fund changed its benchmark, the 3-Month USD Fixed LIBOR, to the ICE BofAML US 3-Month Treasury Bill Index, due to the U.K. Financial Conduct Authority’s plan to phase out the London Interbank Offered Rate (LIBOR). In addition, the Fund added Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index as a secondary benchmark, effective as of the same date.

You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.39%	1.04%
Class C	2.25%	1.86%
Class I	1.10%	0.79%
Class R3	1.73%	1.41%
Class R4	1.41%	1.11%
Class R5	1.12%	0.81%
Class Y	1.10%	0.76%
Class F	1.00%	0.64%
Class SDR	1.00%	0.64%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Convertible securities are subject to the risks of both debt and equity securities. •Loans can be difficult to value and less liquid than other types of debt instrument; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. •The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than

4

Hartford Schroders Global Strategic Bond Fund

Fund Overview – (continued)

April 30, 2019 (Unaudited)

a more broadly diversified fund. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of April 30, 2019

Category	Percentage of Net Assets
Other Assets & Liabilities	100.0%

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

5

Hartford Schroders International Multi-Cap Value Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 8/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	6.32%	-5.98%	2.04%	9.01%
Class A3	0.50%	-11.16%	0.89%	8.40%
Class C2	6.04%	-6.67%	1.78%	9.00%
Class C3	5.04%	-7.56%	1.78%	9.00%
Class I2	6.55%	-5.67%	2.32%	9.29%
Class R3[2]	6.26%	-6.11%	2.02%	9.13%
Class R4[2]	6.31%	-6.03%	2.15%	9.20%
Class R5[2]	6.56%	-5.67%	2.30%	9.27%
Class Y2	6.48%	-5.70%	2.35%	9.31%
Class F2	6.50%	-5.66%	2.36%	9.31%
Class SDR[2]	6.50%	-5.57%	2.40%	9.33%
MSCI All Country World (ACWI) ex USA Index (Net)	9.12%	-3.23%	2.83%	7.75%
MSCI All Country World (ACWI) ex USA Value Index (Net)	6.06%	-5.71%	1.12%	6.70%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.12%	1.12%
Class C	1.87%	1.87%
Class I	0.86%	0.86%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.87%	0.87%
Class Y	0.88%	0.82%
Class F	0.77%	0.77%
Class SDR	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.6%
Consumer Discretionary	9.4
Consumer Staples	5.4
Energy	9.6
Financials	20.7
Health Care	7.5
Industrials	13.1
Information Technology	7.7
Materials	7.7
Real Estate	2.5
Utilities	2.0

Total	94.2%

Short-Term Investments	10.0
Other Assets & Liabilities	(4.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders International Stock Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	10.13%	0.23%	3.72%	8.82%
Class A3	4.03%	-5.30%	2.55%	8.21%
Class C2	9.71%	-0.49%	3.47%	8.85%
Class C3	8.71%	-1.41%	3.47%	8.85%
Class I2	10.23%	0.50%	3.97%	9.11%
Class R3[2]	10.13%	0.33%	3.88%	9.06%
Class R4[2]	10.18%	0.46%	3.93%	9.09%
Class R5[2]	10.17%	0.46%	3.98%	9.12%
Class Y2	10.23%	0.52%	4.02%	9.14%
Class F2	10.32%	0.59%	4.02%	9.14%
Class SDR[2]	10.29%	0.57%	4.07%	9.16%
MSCI All Country World (ACWI) ex USA Index (Net)	9.12%	-3.23%	2.83%	7.75%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.17%	1.15%
Class C	1.93%	1.93%
Class I	0.85%	0.85%
Class R3	1.53%	1.45%
Class R4	1.22%	1.15%
Class R5	0.93%	0.85%
Class Y	0.85%	0.85%
Class F	0.81%	0.75%
Class SDR	0.81%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.4%
Consumer Discretionary	19.1
Consumer Staples	9.8
Energy	4.4
Financials	16.3
Health Care	8.8
Industrials	14.8
Information Technology	11.1
Materials	3.9

Total	97.6%

Short-Term Investments	5.5
Other Assets & Liabilities	(3.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Schroders Securitized Income Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 2/28/2019 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide current income and long-term total return consistent with preservation of capital.

Cumulative Total Returns

(as of 4/30/19)

Since Inception[1]
Class A2	0.54%
Class A3	-2.48%
Class I2	0.56%
Class Y2	0.56%
Class F2	0.56%
Class SDR[2]	0.57%
ICE BofAML US ABS & CMBS Index	1.43%
S&P/LSTA Leverage Loan Index	1.47%

[1]	Inception: 02/28/2019
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00%.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.53%	1.41%
Class I	1.23%	1.16%
Class Y	1.25%	1.11%
Class F	1.14%	1.01%
Class SDR	1.14%	1.01%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •The Fund may use repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. •Use of leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of April 30, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	108.6%
Corporate Bonds	4.5

Total	113.1%

Short-Term Investments	5.8
Other Assets & Liabilities	(18.9)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

8

Hartford Schroders Tax-Aware Bond Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 10/3/2011 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks total return on an after-tax basis.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	6.07%	5.80%	3.71%	4.59%
Class A4	1.31%	1.03%	2.76%	3.96%
Class C3	5.60%	4.76%	3.41%	4.47%
Class C4	4.60%	3.76%	3.41%	4.47%
Class I3	6.19%	5.98%	3.98%	4.86%
Class Y3	6.18%	5.95%	3.97%	4.85%
Class F3	6.20%	5.98%	3.98%	4.85%
Class SDR[3]	6.20%	5.99%	3.97%	4.85%
Bloomberg Barclays Municipal Bond Index	5.68%	6.16%	3.56%	3.77%

[1]	Not Annualized
[2]	Inception: 10/03/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/16, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16. Performance for the Fund prior to 6/14/13 reflects performance of the Predecessor Fund’s predecessor, which commenced operations on 10/3/11.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	0.86%	0.71%
Class C	1.62%	1.59%
Class I	0.62%	0.49%
Class Y	0.66%	0.56%
Class F	0.55%	0.46%
Class SDR	0.55%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Security Type(1)

as of April 30, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	6.4%
Municipal Bonds	57.8
U.S. Government Agencies	10.7
U.S. Government Securities	21.8

Total	96.7%

Short-Term Investments	1.5
Other Assets & Liabilities	1.8

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview

April 30, 2019 (Unaudited)

Inception 8/6/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	7.58%	6.53%	8.96%	12.99%
Class A3	1.65%	0.68%	7.74%	12.35%
Class C2	7.19%	5.73%	8.70%	13.01%
Class C3	6.21%	4.77%	8.70%	13.01%
Class I2	7.75%	6.83%	9.29%	13.31%
Class R3[2]	7.41%	6.21%	9.02%	13.17%
Class R4[2]	7.65%	6.69%	9.20%	13.26%
Class R5[2]	7.71%	6.79%	9.26%	13.30%
Class Y2	7.78%	6.90%	9.31%	13.33%
Class F2	7.77%	6.89%	9.32%	13.33%
Class SDR[2]	7.75%	6.91%	9.35%	13.35%
Russell 2000 Index	6.06%	4.61%	8.63%	14.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 9/28/15 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.50%	1.42%
Class C	2.25%	2.17%
Class I	1.19%	1.17%
Class R3	1.82%	1.72%
Class R4	1.52%	1.42%
Class R5	1.22%	1.12%
Class Y	1.21%	1.12%
Class F	1.10%	1.02%
Class SDR	1.10%	1.02%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The main risk of real estate related securities is that the value of the underlying real estate may decrease in value.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.2%
Consumer Discretionary	16.5
Consumer Staples	2.7
Energy	2.5
Financials	18.5
Health Care	8.9
Industrials	14.7
Information Technology	15.2
Materials	5.4
Real Estate	5.0
Utilities	2.1

Total	92.7%

Short-Term Investments	9.4
Other Assets & Liabilities	(2.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Schroders US Small/Mid Cap Opportunities Fund[1]

Fund Overview

April 30, 2019 (Unaudited)

Inception 3/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

[1]

Effective 5/1/19, the Fund changed its name (now known as Hartford Schroders US MidCap Opportunities Fund), principal investment strategy and primary benchmark. The information in this report is as of 4/30/19 and therefore, does not reflect these changes unless otherwise noted. For more information, please see the Fund’s most recent prospectus.

Average Annual Total Returns

for the Periods Ending 4/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	8.61%	7.59%	9.66%	13.38%
Class A3	2.61%	1.69%	8.42%	12.74%
Class C2	8.29%	6.83%	9.39%	13.37%
Class C3	7.29%	5.83%	9.39%	13.37%
Class I2	8.82%	7.91%	9.96%	13.67%
Class R3[2]	8.50%	7.28%	9.63%	13.50%
Class R4[2]	8.70%	7.64%	9.80%	13.59%
Class R5[2]	8.86%	7.95%	9.96%	13.67%
Class Y2	8.91%	8.00%	9.99%	13.69%
Class F2	8.92%	8.01%	10.01%	13.70%
Class SDR[2]	8.83%	8.00%	10.06%	13.72%
Russell 2500 Index	8.76%	7.89%	9.04%	14.97%
Russell Midcap Index[4]	11.65%	10.69%	9.75%	15.65%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]

Effective 5/1/19, the Russell Midcap Index will become the Fund’s primary benchmark and the Russell 2500 Index will become the Fund’s secondary benchmark because Hartford Funds Management Company, LLC believes that the Russell Midcap Index better reflects the Fund’s revised investment strategy.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/19, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective immediately before the opening of business on 10/24/16, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown above for periods prior to 10/24/16 is that of the Predecessor Fund. Prior to 10/24/16, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/14 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*

	Gross	Net
Class A	1.32%	1.32%
Class C	2.08%	2.08%
Class I	1.05%	1.05%
Class R3	1.69%	1.69%
Class R4	1.39%	1.39%
Class R5	1.09%	1.09%
Class Y	1.08%	1.04%
Class F	0.97%	0.97%
Class SDR	0.97%	0.97%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 2/29/20 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2019.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •The main risk of real estate related securities is that the value of the underlying real estate may decrease in value.

Composition by Sector(1)

as of April 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.0
Consumer Staples	1.6
Energy	2.3
Financials	17.2
Health Care	8.9
Industrials	17.5
Information Technology	16.9
Materials	6.5
Real Estate	6.6
Utilities	3.3

Total	93.8%

Short-Term Investments	5.8
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Schroders Funds

Benchmark Glossary (Unaudited)

3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes) gives an indication of the interest rate at which a panel of selected banks borrow U.S. dollar funds from one another with a maturity of three months.

Bloomberg Barclays Global Aggregate 1-3 Year USD Hedged Index (reflects no deduction for fees, expenses or taxes) measures the performance of the global investment grade, fixed-rate bond markets. The index includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers, while hedging the currency back to the US Dollar. Maturities are 1-3 years.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity (reflects no deduction for fees, expenses or taxes) gives an indication of the interest rate at which a panel of selected banks borrow U.S. dollar funds from one another with a maturity of three months.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofAML US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) tracks the performance of US dollar denominated investment grade fixed and floating rate asset backed securities and fixed rate commercial mortgage backed securities publicly issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least one year remaining term to final stated maturity and at least one month to the last expected cash flow. 144a securities qualify for inclusion in the Index. Callable perpetual securities qualify provided they are at least one year from the first call date. Inverse floating rate, interest only and principal only tranches of qualifying deals are excluded from the Index as are all tranches of re-securitized deals.

JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in Emerging Markets countries.

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a uniquely weighted index that tracks total returns for U.S. dollar denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the U.S.) and emerging market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest U.S. companies based on a combination of their market capitalization and current index membership.

Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

12

Hartford Schroders Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2018 through April 30, 2019, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio
Hartford Schroders Emerging Markets Equity Fund

Class A	$1,000.00	$1,127.00	$7.49	$1,000.00	$1,017.75	$7.10	1.42%
Class C	$1,000.00	$1,122.80	$11.32	$1,000.00	$1,014.13	$10.74	2.15%
Class I	$1,000.00	$1,128.20	$6.49	$1,000.00	$1,018.70	$6.16	1.23%
Class R3	$1,000.00	$1,125.80	$9.01	$1,000.00	$1,016.32	$8.55	1.71%
Class R4	$1,000.00	$1,125.50	$7.80	$1,000.00	$1,017.46	$7.40	1.48%
Class R5	$1,000.00	$1,128.20	$6.17	$1,000.00	$1,018.99	$5.86	1.17%
Class Y	$1,000.00	$1,129.00	$5.70	$1,000.00	$1,019.44	$5.41	1.08%
Class F	$1,000.00	$1,128.70	$5.65	$1,000.00	$1,019.49	$5.36	1.07%
Class SDR	$1,000.00	$1,128.40	$5.65	$1,000.00	$1,019.49	$5.36	1.07%

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Class A	$1,000.00	$1,062.80	$5.78	$1,000.00	$1,019.19	$5.66	1.13%
Class C	$1,000.00	$1,059.90	$9.70	$1,000.00	$1,015.37	$9.49	1.90%
Class I	$1,000.00	$1,065.40	$4.25	$1,000.00	$1,020.68	$4.16	0.83%
Class R3	$1,000.00	$1,064.00	$5.02	$1,000.00	$1,019.90	$4.91	0.98%
Class R4	$1,000.00	$1,065.10	$4.71	$1,000.00	$1,020.23	$4.61	0.92%
Class R5	$1,000.00	$1,065.70	$4.35	$1,000.00	$1,020.60	$4.26	0.85%
Class Y	$1,000.00	$1,065.90	$3.89	$1,000.00	$1,021.03	$3.81	0.76%
Class F	$1,000.00	$1,066.20	$3.84	$1,000.00	$1,021.08	$3.76	0.75%
Class SDR	$1,000.00	$1,066.20	$3.84	$1,000.00	$1,021.08	$3.76	0.75%

13

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio

Hartford Schroders Global Strategic Bond Fund

Class A	$1,000.00	$1,009.90	$4.53	$1,000.00	$1,020.28	$4.56	0.91%
Class C	$1,000.00	$1,006.50	$8.16	$1,000.00	$1,016.66	$8.20	1.64%
Class I	$1,000.00	$1,010.90	$2.54	$1,000.00	$1,022.27	$2.56	0.51%
Class R3	$1,000.00	$1,008.00	$3.78	$1,000.00	$1,021.03	$3.81	0.76%
Class R4	$1,000.00	$1,009.20	$3.59	$1,000.00	$1,021.22	$3.61	0.72%
Class R5	$1,000.00	$1,009.10	$3.39	$1,000.00	$1,021.42	$3.41	0.68%
Class Y	$1,000.00	$1,009.10	$3.14	$1,000.00	$1,021.67	$3.16	0.63%
Class F	$1,000.00	$1,010.50	$2.89	$1,000.00	$1,021.92	$2.91	0.58%
Class SDR	$1,000.00	$1,009.70	$2.89	$1,000.00	$1,021.92	$2.91	0.58%

Hartford Schroders International Multi-Cap Value Fund

Class A	$1,000.00	$1,063.20	$5.52	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,060.40	$9.55	$1,000.00	$1,015.52	$9.35	1.87%
Class I	$1,000.00	$1,065.50	$4.35	$1,000.00	$1,020.58	$4.26	0.85%
Class R3	$1,000.00	$1,062.60	$6.80	$1,000.00	$1,018.20	$6.66	1.33%
Class R4	$1,000.00	$1,063.10	$5.73	$1,000.00	$1,019.24	$5.61	1.12%
Class R5	$1,000.00	$1,065.60	$4.40	$1,000.00	$1,020.53	$4.31	0.86%
Class Y	$1,000.00	$1,064.80	$4.04	$1,000.00	$1,020.88	$3.96	0.79%
Class F	$1,000.00	$1,065.00	$3.84	$1,000.00	$1,021.08	$3.76	0.75%
Class SDR	$1,000.00	$1,065.00	$3.84	$1,000.00	$1,021.08	$3.76	0.75%

Hartford Schroders International Stock Fund

Class A	$1,000.00	$1,101.30	$5.78	$1,000.00	$1,019.29	$5.56	1.11%
Class C	$1,000.00	$1,097.10	$9.67	$1,000.00	$1,015.57	$9.30	1.86%
Class I	$1,000.00	$1,102.30	$4.33	$1,000.00	$1,020.68	$4.16	0.83%
Class R3	$1,000.00	$1,101.30	$5.89	$1,000.00	$1,019.19	$5.66	1.13%
Class R4	$1,000.00	$1,101.80	$5.05	$1,000.00	$1,019.98	$4.86	0.97%
Class R5	$1,000.00	$1,101.70	$4.53	$1,000.00	$1,020.48	$4.36	0.87%
Class Y	$1,000.00	$1,102.30	$4.33	$1,000.00	$1,020.68	$4.16	0.83%
Class F	$1,000.00	$1,103.20	$4.02	$1,000.00	$1,020.98	$3.86	0.77%
Class SDR	$1,000.00	$1,102.90	$4.07	$1,000.00	$1,020.93	$3.91	0.78%

Hartford Schroders Securitized Income Fund(1)

Class A	$1,000.00	$1,005.40	$1.49	$1,000.00	$1,020.40	$4.49	0.89	%(3)
Class I	$1,000.00	$1,005.60	$1.29	$1,000.00	$1,021.00	$3.86	0.77	%(3)
Class Y	$1,000.00	$1,005.60	$1.27	$1,000.00	$1,021.00	$3.81	0.76	%(3)
Class F	$1,000.00	$1,005.60	$1.29	$1,000.00	$1,021.00	$3.86	0.77	%(3)
Class SDR	$1,000.00	$1,005.70	$1.27	$1,000.00	$1,021.00	$3.81	0.76	%(3)

Hartford Schroders Tax-Aware Bond Fund

Class A	$1,000.00	$1,060.70	$3.63	$1,000.00	$1,021.27	$3.56	0.71%
Class C	$1,000.00	$1,056.00	$7.85	$1,000.00	$1,017.16	$7.70	1.54%
Class I	$1,000.00	$1,061.90	$2.40	$1,000.00	$1,022.46	$2.36	0.47%
Class Y	$1,000.00	$1,061.80	$2.50	$1,000.00	$1,022.37	$2.46	0.49%
Class F	$1,000.00	$1,062.00	$2.35	$1,000.00	$1,022.51	$2.31	0.46%
Class SDR	$1,000.00	$1,062.00	$2.35	$1,000.00	$1,022.51	$2.31	0.46%

Hartford Schroders US Small Cap Opportunities Fund

Class A	$1,000.00	$1,075.80	$6.90	$1,000.00	$1,018.15	$6.71	1.34%
Class C	$1,000.00	$1,071.90	$10.79	$1,000.00	$1,014.38	$10.49	2.10%
Class I	$1,000.00	$1,077.50	$5.41	$1,000.00	$1,019.59	$5.26	1.05%
Class R3	$1,000.00	$1,074.10	$7.97	$1,000.00	$1,017.11	$7.75	1.55%
Class R4	$1,000.00	$1,076.50	$6.08	$1,000.00	$1,018.94	$5.91	1.18%
Class R5	$1,000.00	$1,077.10	$5.36	$1,000.00	$1,019.64	$5.21	1.04%
Class Y	$1,000.00	$1,077.80	$4.89	$1,000.00	$1,020.08	$4.76	0.95%
Class F	$1,000.00	$1,077.70	$4.89	$1,000.00	$1,020.08	$4.76	0.95%
Class SDR	$1,000.00	$1,077.50	$4.89	$1,000.00	$1,020.08	$4.76	0.95%

14

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses paid during the period November 1, 2018 through April 30, 2019	Annualized expense ratio

Hartford Schroders US Small/Mid Cap Opportunities Fund

Class A	$1,000.00	$1,086.10	$6.52	$1,000.00	$1,018.55	$6.31	1.26%
Class C	$1,000.00	$1,082.90	$10.38	$1,000.00	$1,014.83	$10.04	2.01%
Class I	$1,000.00	$1,088.20	$5.18	$1,000.00	$1,019.84	$5.01	1.00%
Class R3	$1,000.00	$1,085.00	$7.86	$1,000.00	$1,017.26	$7.60	1.52%
Class R4	$1,000.00	$1,087.00	$6.68	$1,000.00	$1,018.40	$6.46	1.29%
Class R5	$1,000.00	$1,088.60	$4.82	$1,000.00	$1,020.18	$4.66	0.93%
Class Y(2)	$1,000.00	$1,089.10	$4.71	$1,000.00	$1,020.28	$4.56	0.91%
Class F	$1,000.00	$1,089.20	$4.45	$1,000.00	$1,020.53	$4.31	0.86%
Class SDR	$1,000.00	$1,088.30	$4.56	$1,000.00	$1,020.43	$4.41	0.88%

(1)

Please note that while the Fund commenced operations on February 28, 2019, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2018 to April 30, 2019.

(2)

Effective May 1, 2019, a new transfer agency fee arrangement was implemented. Had the new arrangement been in effect during the period, the annualized expense ratio would have been 0.96%, and the expenses paid in the actual and hypothetical examples would have been $4.97 and $4.81, respectively.

(3)

Includes the impact of certain non-contractual waivers. Please see the fee table in the Fund’s prospectus for the Fund’s estimated total annual fund operating expenses (before and after contractual waivers and/or reimbursements).

15

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Argentina - 0.4%
753,886	BBVA Banco Frances S.A. ADR	$6,046,166
718,569	YPF S.A. ADR	9,722,238

		15,768,404

	Brazil - 10.7%
3,954,495	B3 S.A. - Brasil Bolsa Balcao	34,743,402
4,702,694	Banco Bradesco S.A. ADR	42,606,408
1,053,444	Equatorial Energia S.A.	22,057,013
816,446	IRB Brasil Resseguros S.A.	19,551,728
8,513,436	Itau Unibanco Holding S.A. ADR	73,641,221
2,868,627	Klabin S.A.	12,144,349
4,219,296	Lojas Renner S.A.	50,445,180
392,052	Pagseguro Digital Ltd. Class A*	10,216,875
3,460,391	Petroleo Brasileiro S.A. ADR	50,577,720
1,332,780	Raia Drogasil S.A.	23,500,653
3,435,054	Vale S.A. ADR	43,899,990
3,705,308	WEG S.A.	17,557,477

		400,942,016

	Chile - 0.5%
691,941	Banco Santander Chile ADR	19,374,348

	China - 28.2%
65,399	51job, Inc. ADR*	6,038,944
999,463	Alibaba Group Holding Ltd. ADR*	185,470,349
2,755,000	Anhui Conch Cement Co., Ltd. Class H	16,816,010
83,116	Baidu, Inc. ADR*	13,816,373
120,928,320	China Construction Bank Corp. Class H	106,606,203
15,251,000	China Mengniu Dairy Co., Ltd.*	56,343,214
12,262,000	China Pacific Insurance Group Co., Ltd. Class H	50,321,864
81,345,600	China Petroleum & Chemical Corp. Class H	62,531,081
36,674,000	CNOOC Ltd.	66,612,215
15,726,000	Guangzhou Automobile Group Co., Ltd. Class H	16,937,324
5,616,800	Huayu Automotive Systems Co., Ltd. Class A	19,642,576
6,925,500	Li Ning Co., Ltd.*	12,581,664
8,067,118	Midea Group Co., Ltd. Class A	62,805,610
37,862,000	PICC Property & Casualty Co., Ltd. Class H	42,539,087
1,648,000	Ping An Insurance Group Co., of China Ltd. Class H	19,948,475
3,145,600	Shenzhou International Group Holdings Ltd.	42,279,455
900,400	Sunny Optical Technology Group Co., Ltd.	11,014,683
5,002,100	Tencent Holdings Ltd.	246,541,718
3,424,700	Zhuzhou CRRC Times Electric Co., Ltd. Class H	17,398,100

		1,056,244,945

	Colombia - 0.2%
120,838	Bancolombia S.A. ADR	6,128,903

	Egypt - 0.6%
1,213,738	Commercial International Bank Egypt S.A.E.	5,394,224
4,050,656	Commercial International Bank Egypt S.A.E. GDR	17,754,580

		23,148,804

	Greece - 1.3%
10,569,208	Alpha Bank A.E.*	16,454,944
1,672,606	Hellenic Telecommunications Organization S.A.	23,230,657
3,263,919	National Bank of Greece S.A.*	7,180,898

		46,866,499

	Hong Kong - 4.7%
9,108,800	AIA Group Ltd.	93,268,971
4,464,500	China Mobile Ltd.	42,597,588
8,570,000	China Resources Beer Holdings Co., Ltd.	39,211,563

		175,078,122

	Hungary - 1.8%
1,746,331	MOL Hungarian Oil & Gas plc	20,110,161
546,859	OTP Bank Nyrt	24,319,353
1,255,041	Richter Gedeon Nyrt	24,902,177

		69,331,691

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	India - 5.2%
2,183,610	HDFC Bank Ltd.	$72,755,344
3,319,069	ICICI Bank Ltd.	19,345,330
5,092,685	Infosys Ltd.	54,853,154
6,514,700	ITC Ltd.	28,237,013
189,170	Maruti Suzuki India Ltd.	18,126,160

		193,317,001

	Indonesia - 0.8%
28,649,300	Astra International Tbk PT	15,336,496
12,005,500	Bank Mandiri Persero Tbk PT	6,540,643
24,245,000	Telekomunikasi Indonesia Persero Tbk PT	6,456,134

		28,333,273

	Mexico - 2.7%
2,627,526	America Movil S.A.B. de C.V. Class L, ADR	38,808,559
653,007	Fomento Economico Mexicano S.A.B. de C.V. ADR	63,726,953

		102,535,512

	Pakistan - 0.2%
3,442,700	Habib Bank Ltd.	3,102,085
2,668,800	United Bank Ltd.	2,793,835

		5,895,920

	Peru - 0.8%
121,636	Credicorp Ltd.	28,815,568

	Poland - 1.5%
971,334	Bank Polska Kasa Opieki S.A.	28,990,486
2,685,991	Powszechna Kasa Oszczednosci Bank Polski S.A.	27,646,540

		56,637,026

	Russia - 6.7%
2,535,674	Gazprom PJSC ADR	12,676,679
926,913	LUKOIL PJSC ADR	78,701,088
323,326	Novatek PJSC GDR	62,378,502
5,692,549	Sberbank of Russia PJSC ADR	81,596,485
550,497	X5 Retail Group N.V. GDR	16,707,584

		252,060,338

	South Africa - 3.6%
1,683,470	AVI Ltd.(1)	10,819,869
8,034,097	FirstRand Ltd.	38,234,556
547,117	Mediclinic International plc	2,434,799
325,146	Naspers Ltd. Class N	83,643,909

		135,133,133

	South Korea - 15.0%
118,214	Amorepacific Corp.	21,050,705
89,998	Hyundai Mobis Co., Ltd.	17,952,361
120,033	Hyundai Motor Co.	14,247,975
165,098	Korea Kolmar Co., Ltd.	10,481,548
50,910	Korea Zinc Co., Ltd.	19,746,548
162,218	LG Chem Ltd.	50,320,591
107,577	LG Innotek Co., Ltd.	11,284,502
17,257	Medy-Tox, Inc.	8,275,966
29,937	NAVER Corp.	3,065,922
110,226	Netmarble Games Corp.*(2)	12,045,966
30,559	POSCO	6,688,861
149,016	Samsung C&T Corp.	13,098,051
6,105,980	Samsung Electronics Co., Ltd.	240,070,122
89,635	Samsung SDI Co., Ltd.	18,200,030
1,349,951	Shinhan Financial Group Co., Ltd.	51,021,246
101,339	SK Holdings Co., Ltd.	22,285,567
273,291	SK Innovation Co., Ltd.	42,731,460

		562,567,421

	Taiwan - 9.4%
15,571,036	ASE Technology Holding, Co., Ltd.	36,170,363
13,520,489	Cathay Financial Holding Co., Ltd.	19,578,551

The accompanying notes are an integral part of these financial statements.

16

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Taiwan - 9.4% - (continued)
22,127,000	CTBC Financial Holding Co., Ltd.	$15,158,138
8,611,570	Hon Hai Precision Industry Co., Ltd.	24,244,397
307,000	Largan Precision Co., Ltd.	46,087,584
25,233,139	Taiwan Semiconductor Manufacturing Co., Ltd.	211,858,205

		353,097,238

	Thailand - 2.0%
3,999,100	Bangkok Bank PCL NVDR	25,443,994
1,061,775	Kasikornbank PCL	6,343,053
5,159,825	Kasikornbank PCL NVDR	30,892,469
2,573,200	PTT Exploration & Production PCL	10,760,288

		73,439,804

	Turkey - 0.8%
1,254,233	Tupras Turkiye Petrol Rafinerileri A.S.	25,941,155
2,714,953	Turkcell Iletisim Hizmetleri A.S.	5,694,029

		31,635,184

	United Arab Emirates - 1.1%
1,002,950	DP World Ltd.	20,059,000
16,518,587	Emaar Properties PJSC	21,645,481

		41,704,481

	Total Common Stocks (cost $2,917,190,181)	$3,678,055,631

PREFERRED STOCKS - 0.5%
	South Korea - 0.5%
243,495	Hyundai Motor Co.	$18,261,899

	Total Preferred Stocks (cost $19,820,632)	$18,261,899

	Total Long-Term Investments (cost $2,937,010,813)	$3,696,317,530

SHORT-TERM INVESTMENTS - 1.4%
	Other Investment Pools & Funds - 1.3%
48,813,100	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(3)	$48,813,100

		48,813,100

	Securities Lending Collateral - 0.1%
297,904	Citibank NA DDCA, 2.42%, 5/1/2019(3)	297,904
2,898,066	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(3)	2,898,066
616,818	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(3)	616,818
1,065,019	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(3)	1,065,019
989,596	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(3)	989,596
90,677	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(3)	90,677

		5,958,080

	Total Short-Term Investments (cost $54,771,180)	$54,771,180

Total Investments (cost $2,991,781,993)	100.1%	$3,751,088,710
Other Assets and Liabilities	(0.1)%	(4,419,601)

Total Net Assets	100.0%	$3,746,669,109

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of this security was $12,045,966, representing 0.3% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$15,768,404	$15,768,404	$—	$—
Brazil	400,942,016	400,942,016	—	—
Chile	19,374,348	19,374,348	—	—
China	1,056,244,945	205,325,666	850,919,279	—
Colombia	6,128,903	6,128,903	—	—
Egypt	23,148,804	—	23,148,804	—
Greece	46,866,499	—	46,866,499	—
Hong Kong	175,078,122	—	175,078,122	—
Hungary	69,331,691	—	69,331,691	—
India	193,317,001	—	193,317,001	—
Indonesia	28,333,273	—	28,333,273	—
Mexico	102,535,512	102,535,512	—	—
Pakistan	5,895,920	5,895,920	—	—
Peru	28,815,568	28,815,568	—	—
Poland	56,637,026	—	56,637,026	—
Russia	252,060,338	16,707,584	235,352,754	—
South Africa	135,133,133	10,819,869	124,313,264	—
South Korea	562,567,421	—	562,567,421	—
Taiwan	353,097,238	—	353,097,238	—
Thailand	73,439,804	10,760,288	62,679,516	—
Turkey	31,635,184	—	31,635,184	—
United Arab Emirates	41,704,481	20,059,000	21,645,481	—
Preferred Stocks	18,261,899	—	18,261,899	—
Short-Term Investments	54,771,180	54,771,180	—	—

Total	$3,751,088,710	$897,904,258	$2,853,184,452	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3

The accompanying notes are an integral part of these financial statements.

18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 39.8%
		Austria - 0.7%
	$700,000	Klabin Austria GmbH 7.00%, 04/03/2049(1)	$701,750

		British Virgin Islands - 0.7%
	765,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	738,505

		Cayman Islands - 3.9%
	720,000	Baidu, Inc. 4.38%, 05/14/2024	749,524
	1,033,000	Braskem Finance Ltd. 7.38%, 05/21/2019(1)(3)	1,048,495
	350,000	China Aoyuan Group Ltd. 8.50%, 01/23/2022(2)	368,169
	770,000	CSCEC Finance Cayman II Ltd. 3.50%, 07/05/2027(2)	749,067
	260,000	Swire Pacific MTN Financing Ltd. 3.88%, 09/21/2025(2)	264,537
	250,000	Tencent Holdings Ltd. 3.80%, 02/11/2025(1)	254,667
	250,000	Three Gorges Finance I Cayman Islands Ltd. 3.70%, 06/10/2025(1)	254,400
	370,000	Times China Holdings Ltd. 6.60%, 03/02/2023(2)	364,733

			4,053,592

		Chile - 2.1%
	290,000	AES Gener S.A. 5 year USD Swap + 4.644%, 7.13%, 03/26/2079(1)(4)	303,775
	250,000	Corp. Nacional del Cobre de Chile 4.50%, 09/16/2025(1)	266,135
	913,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(1)	923,541
	715,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	720,426

			2,213,877

		Colombia - 2.3%
	905,000	Credivalores-Crediservicios SAS 9.75%, 07/27/2022(1)(5)	875,587
	1,161,000	Ecopetrol S.A. 5.88%, 05/28/2045	1,197,339
COP	1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	356,451

			2,429,377

		Hong Kong - 1.7%
	$970,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(2)	976,980
	290,000	China Railway Resources Huitung Ltd. 3.85%, 02/05/2023(2)	295,211
	510,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(2)	511,556

			1,783,747

		Indonesia - 2.6%
	915,000	ABM Investama Tbk PT 7.13%, 08/01/2022(1)	900,639
	220,000	Indonesia Asahan Aluminium Persero PT 6.76%, 11/15/2048(1)	251,938
	260,000	Pelabuhan Indonesia II PT 5.38%, 05/05/2045(1)	256,750
	240,000	Pertamina Persero PT 6.00%, 05/03/2042(1)	261,254
		Perusahaan Listrik Negara PT
	260,000	5.25%, 10/24/2042(1)	257,075
	610,000	5.25%, 05/15/2047(1)	602,358
	230,000	6.15%, 05/21/2048(1)	254,705

			2,784,719

		Kazakhstan - 0.2%
	250,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(1)	261,585

		Luxembourg - 0.8%
	780,000	CSN Resources S.A. 7.63%, 02/13/2023(1)(5)	794,625

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.8% - (continued)
	Mexico - 15.7%
$490,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(1)	$533,487
950,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	909,625
520,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/2022(1)	529,360
520,000	BBVA Bancomer S.A. 4.38%, 04/10/2024(1)	535,600
	Coca-Cola Femsa S.A.B. de C.V.
260,000	3.88%, 11/26/2023	268,308
364,000	5.25%, 11/26/2043	411,591
1,097,751	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	1,097,751
790,000	Credito Real S.A.B. de C.V. SOFOM ER 5 year CMT + 7.026%, 9.13%, 11/29/2022(1)(3)(4)	784,075
1,152,000	Fomento Economico Mexicano S.A.B. de C.V. 4.38%, 05/10/2043	1,156,251
910,000	Grupo Bimbo S.A.B. de C.V. 5 year USD CMT + 3.280%, 5.95%, 04/17/2023(1)(3)(4)	938,647
258,210	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	264,988
	Petroleos Mexicanos
2,690,000	5.63%, 01/23/2046	2,243,460
1,030,000	6.38%, 01/23/2045	918,657
160,000	6.63%, 06/13/2019(1)(3)	142,243
4,050,000	6.63%, 06/15/2035	3,896,505
520,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	514,150
530,000	TV Azteca S.A.B. de C.V. 8.25%, 08/09/2024(2)	515,425
835,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.25%, 09/27/2023(1)(5)	843,350

		16,503,473

	Netherlands - 5.4%
865,000	Nostrum Oil & Gas Finance B.V. 7.00%, 02/16/2025(1)	580,847
4,210,000	Petrobras Global Finance B.V. 8.75%, 05/23/2026	5,046,948

		5,627,795

	Panama - 1.3%
700,000	AES El Salvador Trust II 6.75%, 03/28/2023(1)	679,000
630,000	Empresa de Transmision Electrica S.A. 5.13%, 05/02/2049(1)	644,774

		1,323,774

	Peru - 0.6%
610,000	Petroleos del Peru S.A. 4.75%, 06/19/2032(1)	620,675

	South Korea - 0.2%
250,000	Korea East-West Power Co., Ltd. 3.88%, 07/19/2023(1)	257,528

	Spain - 0.7%
695,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)	741,913

	United Kingdom - 0.9%
950,000	Vedanta Resources Finance II plc 9.25%, 04/23/2026(1)	954,645

	Total Corporate Bonds (cost $41,461,503)	$41,791,580

FOREIGN GOVERNMENT OBLIGATIONS - 48.6%
	Angola - 0.5%
500,000	Angolan Government International Bond 9.38%, 05/08/2048(1)	$536,534

The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 48.6% - (continued)
		Argentina - 5.2%
		Argentine Republic Government International Bond
EUR	1,300,000	3.38%, 01/15/2023	$1,051,031
	$2,100,000	4.63%, 01/11/2023	1,548,750
	638,000	Provincia de Buenos Aires 7.88%, 06/15/2027(1)	424,270
	2,990,000	Provincia de Cordoba 7.13%, 06/10/2021(1)(5)	2,397,980

			5,422,031

		Brazil - 1.7%
		Brazil Notas do Tesouro Nacional
BRL	3,438,000	10.00%, 01/01/2025	927,839
	3,000,000	10.00%, 01/01/2027	809,330

			1,737,169

		Cameroon - 0.7%
	$700,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	750,439

		Colombia - 0.7%
		Colombia Government International Bond
COP	1,867,000,000	4.38%, 03/21/2023	554,513
	582,000,000	7.75%, 04/14/2021	187,854

			742,367

		Ecuador - 3.2%
	$3,128,000	Ecuador Government International Bond 9.65%, 12/13/2026(1)	3,331,320

		Egypt - 1.1%
	1,245,000	Egypt Government International Bond 7.90%, 02/21/2048(1)	1,201,639

		Ghana - 2.9%
		Ghana Government International Bond
	990,000	8.13%, 01/18/2026(1)	1,022,670
	2,060,000	8.63%, 06/16/2049(1)	1,978,465

			3,001,135

		Indonesia - 4.5%
		Indonesia Treasury Bond
IDR	15,908,000,000	5.63%, 05/15/2023	1,055,827
	26,704,000,000	7.00%, 05/15/2027	1,786,867
	16,008,000,000	8.75%, 05/15/2031	1,180,110
	9,981,000,000	9.00%, 03/15/2029	752,638

			4,775,442

		Lebanon - 2.9%
		Lebanon Government International Bond
	$180,000	6.00%, 01/27/2023(2)	155,752
	1,515,000	6.25%, 05/27/2022	1,335,776
	1,180,000	6.40%, 05/26/2023	1,020,464
	535,000	8.25%, 04/12/2021(2)	518,907

			3,030,899

		Mexico - 4.1%
		Mexican Bonos
MXN	33,763,500	7.50%, 06/03/2027	1,717,370
	18,795,500	7.75%, 05/29/2031	953,310
	17,885,400	7.75%, 11/23/2034	892,508
	16,202,600	7.75%, 11/13/2042	790,663

			4,353,851

		Nigeria - 0.5%
	$490,000	Nigeria Government International Bond 9.25%, 01/21/2049(1)	533,453

		Peru - 0.6%
PEN	1,980,000	Peru Government Bond 6.95%, 08/12/2031	675,477

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 48.6% - (continued)
		Qatar - 1.1%
	$1,040,000	Qatar Government International Bond 4.82%, 03/14/2049(1)	$1,116,700

		Russia - 3.4%
		Russian Federal Bond - OFZ
RUB	39,580,000	6.90%, 05/23/2029	567,038
	52,620,000	7.00%, 12/15/2021	803,596
	35,690,000	7.00%, 01/25/2023	539,599
	37,930,000	7.75%, 09/16/2026	582,235
	$1,000,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(1)	1,036,250

			3,528,718

		Saudi Arabia - 1.5%
	1,580,000	Saudi Government International Bond 4.50%, 10/26/2046(1)	1,558,196

		South Africa - 4.4%
		Republic of South Africa Government Bond
ZAR	18,595,000	6.25%, 03/31/2036	942,919
	23,620,000	6.50%, 02/28/2041	1,169,029
	16,635,000	7.00%, 02/28/2031	976,470
	1,590,000	8.00%, 01/31/2030	102,636
	6,870,000	8.75%, 02/28/2048	434,724
	6,910,000	9.00%, 01/31/2040	449,437
	$480,000	Republic of South Africa Government International Bond 5.88%, 09/16/2025	505,927

			4,581,142

		South Korea - 0.5%
	250,000	Korea Gas Corp. 3.88%, 02/12/2024(1)	258,761
	250,000	Korea Hydro & Nuclear Power Co., Ltd. 3.75%, 07/25/2023(1)	256,335

			515,096

		Turkey - 8.1%
	3,587,000	Export Credit Bank of Turkey 8.25%, 01/24/2024(1)(5)	3,570,278
		Turkey Government Bond
TRY	7,800,000	7.10%, 03/08/2023	802,628
	4,660,000	9.50%, 01/12/2022	568,159
	$3,710,000	Turkey Government International Bond 7.63%, 04/26/2029	3,609,830

			8,550,895

		Ukraine - 1.0%
	1,020,000	Ukraine Government International Bond 8.99%, 02/01/2024(1)	1,016,552

		Total Foreign Government Obligations (cost $50,766,827)	$50,959,055

		Total Long-Term Investments (cost $92,228,330)	$92,750,635

SHORT-TERM INVESTMENTS - 16.7%
		Other Investment Pools & Funds - 2.4%
	2,517,731	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(6)	$2,517,731

		Securities Lending Collateral - 5.0%
	263,112	Citibank NA DDCA, 2.42%, 5/1/2019(6)	263,111
	2,559,598	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(6)	2,559,598
	544,779	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(6)	544,779

The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 16.7% - (continued)
	Securities Lending Collateral - 5.0% - (continued)
$940,635	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(6)	$940,635
874,020	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.33%(6)	874,020
80,087	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(6)	80,087

		5,262,230

	U.S. Treasury - 9.3%
	U.S. Treasury Bills - 9.3%
1,300,000	2.35%, 05/23/2019(7)	1,298,130
3,700,000	2.37%, 05/21/2019(7)	3,695,120
3,500,000	2.38%, 06/13/2019(7)	3,490,069
1,200,000	2.41%, 05/28/2019(7)	1,197,835

		9,681,154

	Total Short-Term Investments (cost $17,461,115)	$17,461,115

Total Investments (cost $109,689,445)	105.1%	$110,211,750
Other Assets and Liabilities	(5.1)%	(5,314,082)

Total Net Assets	100.0%	$104,897,668

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $42,108,656, representing 40.1% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $5,458,842, representing 5.2% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2019.

(5)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.

(6)	Current yield as of period end.

(7)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
301,070,000	ARS	6,807,652	USD	JPM	05/02/19	$16,236	$(54,422)
118,010,000	ARS	2,701,695	USD	CBK	05/02/19	—	(48,276)
46,200,000	ARS	1,036,804	USD	JPM	05/14/19	—	(15,916)
48,210,000	ARS	1,058,397	USD	JPM	06/13/19	—	(39,439)
48,140,000	ARS	1,035,269	USD	CBK	06/14/19	—	(19,472)
25,400,000	ARS	535,865	USD	JPM	07/23/19	—	(32,742)
27,810,000	ARS	551,786	USD	CBK	08/05/19	—	(11,322)
7,930,000	BRL	2,014,531	USD	JPM	05/02/19	7,492	—
7,930,000	BRL	2,126,575	USD	CBK	05/02/19	—	(104,552)
5,950,000	BRL	1,547,464	USD	JPM	05/15/19	—	(31,913)
4,040,000	BRL	1,050,715	USD	CBK	06/07/19	—	(23,440)
9,280,000	EGP	513,558	USD	CBK	05/06/19	25,923	—
27,820,000	EGP	1,591,902	USD	JPM	05/06/19	27,169	(1,791)
1,820,000	EUR	2,076,188	USD	CBK	05/21/19	—	(31,051)
254,570,000	HUF	913,043	USD	JPM	06/11/19	—	(28,909)
32,440,000	MXN	1,662,149	USD	UBS	05/15/19	44,778	—
17,390,000	MXN	885,031	USD	UBS	05/28/19	27,999	—
67,690,000	MXN	3,443,645	USD	JPM	06/07/19	105,046	—
3,374,808	PLN	881,089	USD	CBK	05/14/19	2,415	—
6,290,000	PLN	1,647,654	USD	JPM	05/14/19	—	(970)
11,930,000	PLN	3,125,688	USD	JPM	07/02/19	2,243	—
90,750,000	THB	2,906,791	USD	CBK	05/28/19	—	(62,364)
3,495,000	TRY	509,735	USD	JPM	04/06/20	—	(36,690)
11,545,000	TRY	1,675,131	USD	CBK	04/06/20	—	(112,525)
6,877,868	USD	301,070,000	ARS	JPM	05/02/19	115,493	(7,092)
2,644,274	USD	118,010,000	ARS	CBK	05/02/19	—	(9,144)
998,919	USD	46,200,000	ARS	JPM	05/14/19	—	(21,970)
999,171	USD	48,210,000	ARS	CBK	06/13/19	—	(19,787)

The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2019 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,059,198	USD	48,140,000	ARS	JPM	06/14/19	$43,401	$—
513,546	USD	25,400,000	ARS	JPM	07/23/19	10,424	—
2,154,306	USD	7,930,000	BRL	JPM	05/02/19	132,283	—
2,014,531	USD	7,930,000	BRL	CBK	05/02/19	—	(7,492)
1,527,992	USD	5,950,000	BRL	CBK	05/15/19	12,441	—
1,034,571	USD	4,040,000	BRL	CBK	06/07/19	7,296	—
540,377	USD	9,280,000	EGP	CBK	05/06/19	896	—
1,587,877	USD	27,820,000	EGP	JPM	05/06/19	895	(30,299)
2,087,338	USD	1,820,000	EUR	UBS	05/21/19	42,201	—
916,646	USD	254,570,000	HUF	JPM	06/11/19	32,512	—
1,646,784	USD	32,440,000	MXN	UBS	05/15/19	—	(60,143)
886,628	USD	17,390,000	MXN	CBK	05/28/19	—	(26,402)
3,408,073	USD	67,670,000	MXN	UBS	06/07/19	—	(139,569)
2,536,785	USD	9,664,808	PLN	CBK	05/14/19	7,150	(553)
3,158,831	USD	11,930,000	PLN	CBK	07/02/19	30,900	—
2,857,818	USD	90,750,000	THB	JPM	05/28/19	13,391	—
1,512,627	USD	20,850,000	ZAR	UBS	05/03/19	55,613	—
1,292,423	USD	18,670,000	ZAR	CBK	05/13/19	—	(10,666)
2,794,273	USD	40,810,000	ZAR	UBS	05/13/19	—	(54,097)
1,029,583	USD	14,740,000	ZAR	JPM	05/22/19	1,933	—
20,850,000	ZAR	1,457,392	USD	UBS	05/03/19	—	(378)
40,000,000	ZAR	2,779,864	USD	JPM	05/13/19	11,972	—
19,490,000	ZAR	1,350,434	USD	UBS	05/13/19	9,888	—
14,740,000	ZAR	1,031,318	USD	JPM	05/22/19	—	(3,668)

Total						$787,990	$(1,047,054)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$41,791,580	$—	$41,791,580	$—
Foreign Government Obligations	50,959,055	—	50,959,055	—
Short-Term Investments	17,461,115	7,779,961	9,681,154	—
Foreign Currency Contracts(2)	787,990	—	787,990	—

Total	$110,999,740	$7,779,961	$103,219,779	$—

Liabilities
Foreign Currency Contracts(2)	$(1,047,054)	$—	$(1,047,054)	$—

Total	$(1,047,054)	$—	$(1,047,054)	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount	Market Value†

Other Assets and Liabilities	100.0%	$—

Total Net Assets	100.0%	$—

The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3%
	Australia - 2.5%
352,166	Adelaide Brighton Ltd.	$1,076,026
53,753	ASX Ltd.	2,824,090
3,754,295	Beach Energy Ltd.	5,629,746
22,416	BGP Holdings plc(1)(2)	—
204,087	BHP Group Ltd.	5,400,620
246,457	BlueScope Steel Ltd.	2,342,029
482,668	carsales.com Ltd.	4,585,390
586,569	Coca-Cola Amatil Ltd.	3,638,544
61,175	Collection House Ltd.	56,531
320,996	Computershare Ltd.	4,038,209
144,192	DuluxGroup Ltd.	991,279
7,355	DWS Ltd.	5,289
226,963	Genworth Mortgage Insurance Australia Ltd.	382,778
174,443	GWA Group Ltd.	414,310
91,448	IPH Ltd.	459,645
144,237	McMillan Shakespeare Ltd.	1,348,978
222,513	Medusa Mining Ltd.*	62,767
517,180	Metcash Ltd.	1,046,481
158,116	Pendal Group Ltd.	1,018,407
67,047	Perpetual Ltd.(3)	1,935,638
2,646,937	Perseus Mining Ltd.*	842,323
549,135	Platinum Asset Management Ltd.(3)	1,929,840
130,538	Rio Tinto Ltd.	8,798,566
334,969	Sandfire Resources NL	1,666,141
83,492	SmartGroup Corp. Ltd.	499,596

		50,993,223

	Austria - 0.7%
216,784	OMV AG	11,628,102
145,691	Raiffeisen Bank International AG	3,885,908

		15,514,010

	Belgium - 0.2%
19,746	D’ieteren S.A.	817,856
67,889	Proximus SADP	1,901,374
8,218	Sofina S.A.	1,692,842

		4,412,072

	Brazil - 0.8%
170,300	Alupar Investimento S.A.	1,014,564
2,381,900	Cielo S.A.	4,665,270
96,100	Construtora Tenda S.A.	440,416
257,800	Enauta Participacoes S.A.	881,008
204,900	Engie Brasil Energia S.A.	2,324,858
584,400	Qualicorp Consultoria e Corretora de Seguros S.A.	2,563,485
164,300	Smiles Fidelidade S.A.	2,053,174
329,600	Transmissora Alianca de Energia Eletrica S.A.	2,206,524
56,800	Unipar Carbocloro S.A.	561,902

		16,711,201

	Canada - 4.7%
131,600	Canfor Corp.*	1,376,216
56,000	Canfor Pulp Products, Inc.	613,212
168,300	Centerra Gold, Inc.*	856,763
549,000	CI Financial Corp.	7,896,716
14,600	Cogeco, Inc.	896,902
477,600	Corus Entertainment, Inc. Class B	2,716,513
71,500	Crescent Point Energy Corp.	275,390
250,100	Crew Energy, Inc.*	210,952
41,300	Detour Gold Corp.*	366,851
200	E-L Financial Corp. Ltd.	120,176
49,740	Eldorado Gold.Corp.*	207,173
87,800	Ensign Energy Services, Inc.	368,974
133,900	Fortuna Silver Mines, Inc.*	409,786
138,400	Genworth MI Canada, Inc.(3)	4,300,658
92,000	Great Canadian Gaming Corp.*	3,535,926
70,500	Home Capital Group, Inc.*(3)	996,693

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Canada - 4.7% - (continued)
100,500	Husky Energy, Inc.	$1,090,744
17,200	iA Financial Corp., Inc.*	684,816
111,700	Interfor Corp.*	1,392,394
223,500	Largo Resources Ltd.*(3)	281,940
33,600	Linamar Corp.	1,274,578
159,700	Magna International, Inc.	8,889,176
1,282,100	Manulife Financial Corp.	23,609,321
42,700	Martinrea International, Inc.	434,426
145,700	Medical Facilities Corp.(3)	1,783,593
37,100	Methanex Corp.	2,033,757
1,300	Morguard Real Estate Investment Trust REIT(3)	11,887
89,000	Norbord, Inc.	2,266,686
310,800	Parex Resources, Inc.*	5,294,063
47,100	Peyto Exploration & Development Corp.(3)	212,701
87,900	Power Corp. of Canada	2,016,904
226,400	Precision Drilling Corp.*	555,987
498,100	Surge Energy, Inc.(3)	539,109
311,500	Teck Resources Ltd. Class B	7,366,067
161,500	Tourmaline Oil Corp.	2,414,604
59,400	TransAlta Renewables, Inc.	614,972
221,600	Transcontinental, Inc. Class A	2,663,104
82,000	West Fraser Timber Co., Ltd.	4,221,497
116,265	Westshore Terminals Investment Corp.	1,824,207
248,000	Whitecap Resources, Inc.	997,776

		97,623,210

	Cayman Islands - 0.2%
445,000	Chlitina Holding Ltd.	3,641,828

	Chile - 0.8%
2,912,022	Aguas Andinas S.A. Class A	1,676,745
256,032	Cia Cervecerias Unidas S.A.	3,538,254
17,183,370	Enel Chile S.A.	1,731,530
137,700	Enel Chile S.A. ADR	692,631
1,129,229	Enel Generacion Chile S.A.	726,921
268,317	Inversiones Aguas Metropolitanas S.A.	413,944
199,300	Sociedad Quimica y Minera de Chile S.A. ADR(3)	7,103,052

		15,883,077

	China - 5.2%
235,500	AAC Technologies Holdings, Inc.	1,529,845
22,309,000	Agricultural Bank of China Ltd. Class H	10,310,903
278,000	Anhui Conch Cement Co., Ltd. Class H	1,696,861
2,344,000	Anhui Expressway Co., Ltd. Class H	1,584,764
5,827,000	BAIC Motor Corp. Ltd. Class H(4)	4,090,367
16,281,000	Bank of China Ltd. Class H	7,774,259
2,869,000	Bank of Communications Co., Ltd. Class H	2,419,790
30,000	Baoye Group Co., Ltd. Class H*	20,528
47,600	Changyou.com Ltd. ADR*	925,820
4,676,000	China BlueChemical Ltd. Class H	1,593,776
1,980,500	China Conch Venture Holdings Ltd.	6,694,572
8,937,000	China Construction Bank Corp. Class H	7,878,549
416,000	China Lilang Ltd.	433,965
733,000	China Machinery Engineering Corp. Class H	355,215
3,775,000	China Medical System Holdings Ltd.	3,353,452
1,710,000	China Oriental Group Co., Ltd.	1,050,062
2,176,000	China Petroleum & Chemical Corp. Class H	1,672,710
984,000	China Shineway Pharmaceutical Group Ltd.	984,088
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)	—
1,708,000	Consun Pharmaceutical Group Ltd.	1,198,014
3,930,000	Dongfeng Motor Group Co., Ltd. Class H	3,818,064
769,000	Fufeng Group Ltd.*	406,811
3,749,500	Great Wall Motor Co., Ltd. Class H	3,053,221
2,252,000	Guangzhou Automobile Group Co., Ltd. Class H	2,425,464
1,146,500	Hengan International Group Co., Ltd.	10,080,054
12,338,000	Industrial & Commercial Bank of China Ltd. Class H	9,280,147
1,924,000	Jiangsu Expressway Co., Ltd. Class H	2,739,838

The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	China - 5.2% - (continued)
174,800	Jumei International Holding Ltd. ADR*	$424,764
6,273,000	Lonking Holdings Ltd.	2,133,082
1,264,000	Maanshan Iron & Steel Co., Ltd. Class H(3)	582,651
147,000	On-Bright Electronics, Inc.	853,340
5,600,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,508,918
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	1,697,130
4,264,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,931,287
1,021,000	Tian Ge Interactive Holdings Ltd.(4)	316,264
1,776,000	Tiangong International Co., Ltd.	468,798
1,068,000	Tianneng Power International Ltd.	1,002,928
6,528,000	Want Want China Holdings Ltd.	5,182,796
574,000	Weichai Power Co., Ltd. Class H	939,831
1,639,300	Yangzijiang Shipbuilding Holdings Ltd.	1,895,346
1,242,000	Youyuan International Holdings Ltd.*(3)	380,092
2,294,000	Zhejiang Expressway Co., Ltd. Class H	2,460,534

		109,148,900

	Colombia - 0.2%
166,800	Ecopetrol S.A. ADR	3,084,132

	Czech Republic - 0.0%
537	Philip Morris CR A.S.	322,367

	Denmark - 0.3%
95,151	Pandora A/S	3,991,130
116,501	Scandinavian Tobacco Group A/S Class A(4)	1,387,062
80,953	Spar Nord Bank A/S	696,268

		6,074,460

	Finland - 0.5%
285,816	Nokian Renkaat Oyj	9,580,489
31,347	Tieto Oyj	892,497

		10,472,986

	France - 5.8%
154,840	AXA S.A.(3)	4,129,048
166,449	BNP Paribas S.A.	8,860,595
90,477	Coface S.A.*	912,627
34,640	Faurecia S.A.	1,762,535
18,238	Gaztransport Et Technigaz S.A.	1,650,363
19,138	Kaufman & Broad S.A.	763,598
194,157	Metropole Television S.A.	3,853,840
80,131	Neopost S.A.	1,965,506
68,769	Peugeot S.A.(3)	1,803,046
299,120	Publicis Groupe S.A.	17,778,595
12,552	Rothschild & Co.	431,973
284,847	Sanofi(3)	24,852,692
303,822	Schneider Electric SE(3)	25,714,272
53,607	Societe BIC S.A.	4,618,050
258,511	Societe Generale S.A.	8,197,776
231,598	Total S.A.	12,874,709

		120,169,225

	Georgia - 0.0%
18,655	Bank of Georgia Group plc	418,693
20,092	TBC Bank Group plc	426,574

		845,267

	Germany - 1.4%
48,862	Bayer AG	3,252,048
154,336	Covestro AG(4)	8,480,391
559,530	Deutsche Bank AG	4,639,888
46,015	DWS Group GmbH & Co. KGaA*(4)	1,690,758
159,482	ProSiebenSat.1 Media SE	2,521,179
54,998	Siltronic AG	5,388,871
60,966	Software AG	2,322,168

		28,295,303

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Greece - 0.1%
660,966	Alpha Bank A.E.*	$1,029,042
83,183	JUMBO S.A.	1,518,175
142,374	Piraeus Bank S.A.*	290,241

		2,837,458

	Hong Kong - 3.3%
606,000	Allied Properties HK Ltd.	139,048
221,016	Asian Citrus Holdings Ltd.*(1)(2)	—
300,000	China Everbright Ltd.	546,917
510,000	China Lumena New Materials Corp.*(1)(2)	—
1,184,000	China Resources Cement Holdings Ltd.	1,187,148
4,300,000	China Travel International Investment Hong Kong Ltd.	993,832
1,231,500	CK Asset Holdings Ltd.	9,901,924
810,000	CSI Properties Ltd.	45,447
401,200	Dah Sing Banking Group Ltd.	767,811
111,600	Dah Sing Financial Holdings Ltd.	586,230
285,000	Emperor Entertainment Hotel Ltd.	61,052
1,352,000	First Pacific Co., Ltd.	560,729
3,745,000	Fullshare Holdings Ltd.	420,158
1,352,000	Giordano International Ltd.	643,299
417,000	Hang Lung Group Ltd.	1,243,663
913,000	Hang Lung Properties Ltd.	2,148,951
231,000	Hysan Development Co., Ltd.	1,294,693
802,500	Kerry Properties Ltd.	3,434,995
271,500	Kingboard Holdings Ltd.	885,218
1,970,000	Kunlun Energy Co., Ltd.	2,079,288
10,020	Lai Sun Development Co., Ltd.	15,634
1,629,500	Lifestyle International Holdings Ltd.	2,839,951
929,000	PAX Global Technology Ltd.	433,912
68,000	Qingling Motors Co., Ltd. Class H	20,380
1,304,800	Sands China Ltd.	7,181,830
648,000	Shanghai Industrial Holdings Ltd.	1,524,133
1,528,000	Sino Land Co., Ltd.	2,687,836
832,000	Sinopec Kantons Holdings Ltd.	371,758
20,000	Soundwill Holdings Ltd.	29,948
531,000	Sun Hung Kai Properties Ltd.	9,164,178
41,000	TAI Cheung Holdings Ltd.	43,431
713,000	TCL Electronics Holdings Ltd.	382,036
589,000	Wharf Real Estate Investment Co., Ltd.	4,514,262
340,000	Wheelock & Co., Ltd.	2,422,981
6,348,000	Xinyi Glass Holdings Ltd.	7,260,380
2,272,000	Yuexiu Transport Infrastructure Ltd.	1,851,668

		67,684,721

	Hungary - 0.3%
270,238	MOL Hungarian Oil & Gas plc	3,111,970
65,707	OTP Bank Nyrt	2,922,054

		6,034,024

	India - 0.8%
70,897	GAIL India Ltd. GDR	2,169,448
1,281,300	Infosys Ltd. ADR	13,786,788

		15,956,236

	Indonesia - 0.1%
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT*	57,578
5,789,400	Media Nusantara Citra Tbk PT	382,201
16,252,900	Panin Financial Tbk PT*	461,266
3,788,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	289,906
761,100	United Tractors Tbk PT	1,453,420

		2,644,371

	Ireland - 0.2%
522,350	Bank of Ireland Group plc	3,339,129

The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Isle of Man - 0.1%
534,059	Playtech plc	$3,053,952

	Israel - 1.2%
797,111	Bank Hapoalim BM	5,868,180
902,990	Bank Leumi Le-Israel BM	6,183,622
10,220	FIBI Holdings Ltd.	299,502
782,188	Israel Discount Bank Ltd. Class A	3,053,409
49,900	Ituran Location and Control Ltd.	1,834,823
23,753	Kerur Holdings Ltd.	623,331
726,876	Phoenix Holdings Ltd.	4,149,419
17,500	Taro Pharmaceutical Industries Ltd.	1,879,675

		23,891,961

	Italy - 1.0%
87,361	ASTM S.p.A.	2,225,988
78,948	Banca IFIS S.p.A	1,363,551
141,182	Cerved Group S.p.A.	1,379,794
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	829,276
799,639	Mediaset S.p.A.*(3)	2,662,077
829,760	Mediobanca Banca di Credito Finanziario S.p.A.	8,794,879
156,220	Societa Cattolica di Assicurazioni S.c.r.l.	1,455,504
210,524	Sogefi S.p.A.*	334,023
149,124	UniCredit S.p.A.	2,064,488

		21,109,580

	Japan - 17.2%
66,900	ABC-Mart, Inc.	4,157,825
107,800	ADEKA Corp.	1,619,530
38,000	Aica Kogyo Co., Ltd.	1,318,463
5,800	Aichi Bank Ltd.	189,392
107,500	Aida Engineering Ltd.	848,151
35,500	Aisin Seiki Co., Ltd.	1,373,314
6,700	Ajis Co., Ltd.	208,168
10,400	Akatsuki, Inc.	473,709
3,000	Akita Bank Ltd.	59,245
3,400	Amiyaki Tei Co., Ltd.	105,949
34,800	Aozora Bank Ltd.	850,287
34,500	Arakawa Chemical Industries Ltd.	465,437
2,200	Arcland Sakamoto Co., Ltd.	28,596
54,300	Arisawa Manufacturing Co., Ltd.*	416,652
27,200	Asahi Yukizai Corp.	440,607
1,762,400	Astellas Pharma, Inc.	23,869,715
48,000	Ateam, Inc.(3)	718,691
1,900	Atsugi Co., Ltd.	16,032
34,400	Awa Bank Ltd.	866,021
1,500	Bando Chemical Industries Ltd.	14,623
44,900	Bank of Kyoto Ltd.	1,945,720
138,400	Brother Industries Ltd.	2,732,703
300	C Uyemura & Co., Ltd.	18,529
25,700	Canon Electronics, Inc.	423,530
1,000	Central Automotive Products Ltd.	15,290
111,100	Central Japan Railway Co.	23,890,871
229,000	Chiba Bank Ltd.	1,202,805
85,700	Chugoku Bank Ltd.	829,872
202,900	Citizen Watch Co., Ltd.	1,143,996
3,100	Corona Corp.	29,289
46,300	Daiho Corp.	1,241,859
46,900	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	361,739
22,700	Daiichikosho Co., Ltd.	1,112,187
146,600	Daikyonishikawa Corp.	1,478,586
1,800	Dainichi Co., Ltd.	10,807
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	783,550
53,200	Daiwa House Industry Co., Ltd.	1,491,169
929,600	Daiwa Securities Group, Inc.	4,327,131
23,000	Daiwabo Holdings Co., Ltd.	1,177,043
36,000	Eagle Industry Co., Ltd.	412,540

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Japan - 17.2% - (continued)
69,900	Ebara Corp.	$2,151,301
6,000	Eidai Co., Ltd.	22,181
61,600	Exedy Corp.	1,411,574
47,300	FCC Co., Ltd.	979,383
23,900	First Bank of Toyama Ltd.	81,710
53,700	FJ Next Co., Ltd.	430,461
46,400	Foster Electric Co., Ltd.	723,491
31,000	Fudo Tetra Corp.	426,477
8,400	Fujikura Kasei Co., Ltd.	45,981
7,200	Fujimori Kogyo Co., Ltd.	210,614
1,600	Fujishoji Co., Ltd.	13,773
1,100	FuKoKu Co., Ltd.(3)	8,161
29,400	G-Tekt Corp.	419,422
53,800	Geo Holdings Corp.	733,064
24,100	Goldcrest Co., Ltd.	317,605
117,000	Gunma Bank Ltd.	463,981
237,400	Hachijuni Bank Ltd.	955,569
37,600	Hamakyorex Co., Ltd.	1,391,442
46,800	Happinet Corp.	556,439
400,400	Hazama Ando Corp.	2,692,496
37,400	Hirano Tecseed Co., Ltd.	628,226
246,800	Honda Motor Co., Ltd.	6,886,443
49,000	Hosiden Corp.	468,762
18,500	Hosokawa Micron Corp.	873,375
10,500	Imasen Electric Industrial	98,725
548,700	Inpex Corp.	5,338,201
87,900	Isuzu Motors Ltd.	1,266,001
280,200	ITOCHU Corp.	5,055,774
1,400	Iwatsu Electric Co., Ltd.	10,089
324,200	Iyo Bank Ltd.	1,803,286
34,500	Japan Aviation Electronics Industry Ltd.	558,193
194,600	Japan Exchange Group, Inc.	3,177,741
3,900	Japan Foundation Engineering Co., Ltd.	13,247
86,100	Japan Petroleum Exploration Co., Ltd.	1,869,152
453,400	Japan Post Bank Co., Ltd.	4,992,082
32,700	Kaga Electronics Co., Ltd.	603,816
91,000	Kanamoto Co., Ltd.	2,160,179
63,800	Kandenko Co., Ltd.	537,853
50,600	Kasai Kogyo Co., Ltd.	419,890
824,900	KDDI Corp.	19,011,918
49,400	Keihanshin Building Co., Ltd.	453,060
69,700	Keihin Corp.	1,148,719
68,700	KLab, Inc.*(3)	511,547
56,600	Kumagai Gumi Co., Ltd.	1,660,740
1,900	Kyodo Printing Co., Ltd.	42,734
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	439,677
77,000	Maeda Road Construction Co., Ltd.	1,527,999
29,700	Makino Milling Machine Co., Ltd.	1,260,119
105,100	Mamezou Holdings Co., Ltd.	1,042,545
151,600	Marubeni Corp.	1,086,303
79,800	Mazda Motor Corp.	944,429
3,100	Mitani Corp.	162,975
412,700	Mitsubishi Chemical Holdings Corp.	2,942,405
117,500	Mitsubishi Gas Chemical Co., Inc.	1,764,009
216,300	Mitsubishi UFJ Financial Group, Inc.	1,073,178
328,000	Mitsui & Co., Ltd.	5,305,264
35,700	Mitsui Matsushima Holdings Co., Ltd.	408,576
43,200	Mitsui Sugar Co., Ltd.	1,043,030
42,100	Mixi, Inc.	909,701
35,400	Mizuno Corp.(3)	813,866
3,900	Murakami Corp.	90,645
105,800	Musashi Seimitsu Industry Co., Ltd.	1,651,652
65,700	Nagase & Co., Ltd.	1,004,000
2,600	Natoco Co., Ltd.	28,860
159,300	NHK Spring Co., Ltd.	1,434,887

The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Japan - 17.2% - (continued)
4,000	Nichireki Co., Ltd.	$38,076
10,868	Nichirin Co., Ltd.	173,147
265,800	Nikon Corp.	3,706,789
49,200	Nippo Corp.	1,000,294
46,500	Nippon Carbon Co., Ltd.(3)	2,052,001
71,700	Nippon Electric Glass Co., Ltd.	1,970,244
31,900	Nippon Pillar Packing Co., Ltd.	375,656
15,000	Nippon Soda Co., Ltd.	414,479
593,900	Nippon Telegraph & Telephone Corp.	24,711,226
122,400	Nippon Thompson Co., Ltd.	636,113
81,800	Nishimatsu Construction Co., Ltd.	1,774,413
53,300	Nishio Rent All Co., Ltd.	1,479,032
13,500	Nisshin Oillio Group Ltd.	386,388
40,300	Nissin Kogyo Co., Ltd.	537,208
1,671,000	Nomura Holdings, Inc.	6,326,770
80,300	Nomura Real Estate Holdings, Inc.	1,707,600
12,400	Noritake Co. Ltd/Nagoya Japan	604,785
1,135,400	NTT DOCOMO, Inc.	24,655,866
62,700	Ohara, Inc.(3)	788,957
219,400	Oji Holdings Corp.	1,316,503
3,500	Okinawa Cellular Telephone Co.	109,862
11,300	OKUMA Corp.	665,679
33,300	Okumura Corp.	1,077,292
20,600	Okura Industrial Co., Ltd.	341,412
139,400	ORIX Corp.	1,974,717
65,000	Osaki Electric Co., Ltd.	432,256
2,800	Pack Corp.	90,205
36,000	Piolax, Inc.	677,785
92,200	Press Kogyo Co., Ltd.	499,387
25,300	Ryobi Ltd.	577,189
89,300	San-In Godo Bank Ltd.	591,778
2,000	Sanko Metal Industrial Co., Ltd.	48,328
140,800	Seino Holdings Co., Ltd.	1,916,790
29,200	Sekisui Jushi Corp.	565,296
13,500	Shibaura Mechatronics Corp.	464,326
35,600	Shiga Bank Ltd.(3)	851,957
19,100	Shikoku Chemicals Corp.	206,616
10,200	Shindengen Electric Manufacturing Co., Ltd.	419,718
70,600	Shinnihon Corp.	606,930
319,500	Shinsei Bank Ltd.	4,455,206
413,200	Shizuoka Bank Ltd.	3,174,970
154,800	Showa Corp.	2,273,729
70,600	Showa Denko KK	2,410,287
81,600	Sinko Industries Ltd.	1,174,406
43,000	Sintokogio Ltd.	404,594
29,500	SK-Electronics Co., Ltd.	470,557
327,100	SKY Perfect JSAT Holdings, Inc.	1,308,680
261,000	Stanley Electric Co., Ltd.	7,076,506
274,300	Sumco Corp.	3,618,524
195,600	Sumitomo Corp.	2,803,501
5,200	Sumitomo Densetsu Co., Ltd.	89,347
154,100	Sumitomo Electric Industries Ltd.	2,050,406
25,100	Sumitomo Heavy Industries Ltd.	892,488
365,700	Sumitomo Mitsui Construction Co., Ltd.	2,386,673
199,000	Sumitomo Mitsui Financial Group, Inc.	7,232,894
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,305,470
100,000	Suzuki Motor Corp.	4,563,365
32,900	Tachi-S Co., Ltd.	507,489
55,300	Tadano Ltd.	585,089
19,000	Taihei Dengyo Kaisha Ltd.	419,042
14,200	Taisei Corp.	624,801
23,400	Takasago Thermal Engineering Co., Ltd.	371,126
24,200	Takeuchi Manufacturing Co., Ltd.	458,915
98,700	Tatsuta Electric Wire and Cable Co., Ltd.	433,482
55,000	Teijin Ltd.	946,116

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Japan - 17.2% - (continued)
36,800	Teikoku Electric Manufacturing Co., Ltd.	$375,253
14,900	TKC Corp.	583,415
38,900	Toagosei Co., Ltd.	424,657
33,000	Tobishima Corp.	422,427
131,900	Tocalo Co., Ltd.	1,085,508
41,700	Tokai Rika Co., Ltd.	724,090
85,500	Tokyo Broadcasting System Holdings, Inc.	1,626,357
174,300	Tokyu Construction Co., Ltd.	1,251,714
40,700	Tomy Co., Ltd.	436,413
74,800	Topre Corp.	1,403,114
25,000	Torii Pharmaceutical Co., Ltd.	496,940
12,900	Toshiba Machine Co., Ltd.	295,003
36,100	Towa Bank Ltd.	231,560
105,600	Toyo Construction Co., Ltd.	389,023
38,200	Toyo Ink SC Holdings Co., Ltd.	915,319
22,200	Toyo Kanetsu KK	423,350
38,400	Toyo Tanso Co., Ltd.	762,106
46,200	Toyoda Gosei Co., Ltd.	961,755
163,600	Toyota Boshoku Corp.	2,417,378
44,400	TPR Co., Ltd.	875,232
82,300	Trend Micro, Inc.	4,114,332
75,800	TS Tech Co., Ltd.	2,276,467
34,400	Tsubakimoto Chain Co.	1,282,249
20,200	Tv Tokyo Holdings Corp.	425,767
62,000	Ube Industries Ltd.	1,326,533
102,900	Unipres Corp.	1,590,262
148,200	Ushio, Inc.	1,801,637
3,100	Utoc Corp.	15,144
10,400	V Technology Co., Ltd.	1,398,000
92,000	Wakita & Co., Ltd.	966,387
54,600	West Holdings Corp.	725,950
25,800	Yamanashi Chuo Bank Ltd.	302,661
22,900	Yamazen Corp.	240,944
18,500	Yuasa Trading Co., Ltd.	527,752
54,500	Yurtec Corp.	384,600
339,800	Zeon Corp.	3,337,676

		356,856,329

	Luxembourg - 0.2%
70,173	RTL Group S.A.	3,954,117
36,200	Ternium S.A. ADR	892,330

		4,846,447

	Malaysia - 0.7%
48,400	AFFIN Bank Bhd	26,235
674,400	AMMB Holdings Bhd	729,090
885,300	Astro Malaysia Holdings Bhd	310,653
709,400	BerMaz Auto Bhd	411,793
564,300	DiGi.Com Bhd	627,834
1,777,100	Genting Bhd	3,027,367
433,000	Hengyuan Refining Co. Bhd	620,886
4,401,700	Hibiscus Petroleum Bhd*	1,211,569
62,800	Hong Leong Financial Group Bhd	291,938
35,200	Lingkaran Trans Kota Holdings Bhd	36,609
1,771,200	Malaysia Building Society Bhd	426,476
2,474,800	Petronas Chemicals Group Bhd	5,387,895
365,700	Petronas Gas Bhd	1,564,777

		14,673,122

	Mexico - 0.4%
206,300	Banco del Bajio S.A.(4)	443,445
365,201	Bolsa Mexicana de Valores S.A.B. de C.V.	751,679
287,200	Concentradora Fibra Danhos S.A. de C.V. REIT	420,853
470,700	GMexico Transportes S.A.B. de C.V.(4)	570,071
37,383	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	3,789,515

The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Mexico - 0.4% - (continued)
1,505,500	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	$2,599,996
81,400	Regional S.A.B. de C.V.	440,540
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	3

		9,016,102

	Monaco - 0.0%
138,900	Costamare, Inc.	838,956

	Netherlands - 2.7%
18,625	Aegon N.V.	97,225
254,681	ASR Nederland N.V.	11,331,787
45,424	Euronext N.V.(4)	3,156,156
55,864	Intertrust N.V.(4)	1,061,891
19,993	Koninklijke Volkerwessels N.V.	427,405
40,753	NIBC Holding N.V.(4)	389,631
304,779	NN Group N.V.	13,300,443
545,224	Royal Dutch Shell plc Class A	17,359,724
306,270	Royal Dutch Shell plc Class B	9,884,358

		57,008,620

	New Zealand - 0.0%
55,177	Freightways Ltd.	313,630
522,838	SKY Network Television Ltd.	426,646

		740,276

	Norway - 3.0%
221,371	Austevoll Seafood ASA	2,578,942
3,350,450	DNO ASA	7,606,598
1,036,956	Equinor ASA	23,115,437
90,264	Salmar ASA	4,105,636
39,360	SpareBank 1 Nord Norge	299,987
868,153	Telenor ASA	17,451,487
276,432	TGS Nopec Geophysical Co. ASA	7,228,343

		62,386,430

	Poland - 0.4%
29,139	Asseco Poland S.A.	404,668
433,393	PGE Polska Grupa Energetyczna S.A.*	1,078,947
614,839	Powszechny Zaklad Ubezpieczen S.A.	6,767,730

		8,251,345

	Portugal - 0.9%
168,717	Altri SGPS S.A.	1,322,791
4,856,684	Banco Comercial Portugues S.A.*	1,363,237
944,472	Galp Energia SGPS S.A.	15,835,269

		18,521,297

	Russia - 1.9%
336,999	Evraz plc	2,767,287
580,204	Gazprom PJSC ADR	2,900,633
98,972	Globaltrans Investment plc GDR	957,059
135,797	LUKOIL PJSC ADR	11,575,038
237,039	MMC Norilsk Nickel PJSC ADR	5,310,859
294,300	Mobile TeleSystems PJSC ADR	2,319,084
31,317	Novatek PJSC GDR	6,041,913
59,346	Severstal PJSC GDR	960,812
555,644	Surgutneftegas PJSC ADR	2,080,066
77,546	Tatneft PJSC ADR	5,460,581

		40,373,332

	Singapore - 1.2%
14,100	Boustead Projects Ltd.	9,745
1,080,200	CapitaLand Ltd.	2,807,021
31,600	China Yuchai International Ltd.	526,140
756,900	City Developments Ltd.	4,982,049
1,330,800	ComfortDelGro Corp. Ltd.	2,635,893
1,400,000	IGG, Inc.	1,774,993
54,900	Jardine Cycle & Carriage Ltd.	1,434,558

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Singapore - 1.2% - (continued)
593,000	SATS Ltd.	$2,280,699
986,100	Singapore Exchange Ltd.	5,354,202
591,300	UOL Group Ltd.	3,300,196
386,400	Yanlord Land Group Ltd.	415,059

		25,520,555

	South Africa - 2.0%
122,663	AECI Ltd.	821,726
10,524	Assore Ltd.	273,234
57,879	Astral Foods Ltd.	736,384
323,021	AVI Ltd.	2,076,096
112,455	Kumba Iron Ore Ltd.	3,381,962
776,407	MMI Holdings Ltd.	968,813
339,337	Netcare Ltd.	571,190
95,426	Oceana Group Ltd.	466,957
190,390	Reunert Ltd.	1,031,607
844,585	RMB Holdings Ltd.	4,936,368
1,169,975	Sanlam Ltd.	6,264,728
366,223	Standard Bank Group Ltd.	5,114,615
368,881	Tiger Brands Ltd.	6,406,745
303,896	Truworths International Ltd.	1,611,321
807,796	Vodacom Group Ltd.(3)	6,518,879

		41,180,625

	South Korea - 4.4%
33,243	Aekyung Petrochemical Co., Ltd.	260,324
8,926	AK Holdings, Inc.	394,872
18,399	Asia Paper Manufacturing Co., Ltd.	671,987
80,121	BGF retail Co., Ltd.	565,330
54,590	BH Co., Ltd.*	922,618
47,776	Daeduck Electronics Co.	433,722
14,160	Daelim Industrial Co., Ltd.	1,174,922
43,448	DB HiTek Co., Ltd.	595,421
166,435	DGB Financial Group, Inc.	1,199,781
27,129	Dong-Ah Geological Engineering Co., Ltd.	423,732
24,291	GS Engineering & Construction Corp.	845,163
157,276	Hana Financial Group, Inc.	4,960,600
18,238	Handsome Co., Ltd.	668,225
99,902	Hankook Tire Co., Ltd.	3,399,482
125,135	Hanwha Life Insurance Co., Ltd.	427,809
31,319	Hanyang Eng Co., Ltd.	420,262
50,146	HDC Holdings Co., Ltd.	739,452
43,126	Hyundai Construction Equipment Co., Ltd.	1,811,751
27,797	Hyundai Department Store Co., Ltd.	2,417,164
22,078	Hyundai Greenfood Co., Ltd.	263,655
8,761	Hyundai Home Shopping Network Corp.	750,525
34,841	Hyundai Mobis Co., Ltd.	6,949,912
101,956	KB Financial Group, Inc.	4,025,770
31,007	KC Co., Ltd.	431,913
1,559	KCC Corp.	473,802
2,298	Korea Petrochemical Ind Co., Ltd.	295,831
31,466	Kortek Corp.	412,224
70,345	KT&G Corp.	6,153,231
67,841	Kwang Dong Pharmaceutical Co., Ltd.	427,746
6,593	LF Corp.	140,796
78,362	LG Corp.	4,900,223
46,070	LOTTE Fine Chemical Co., Ltd.	1,898,876
150,677	Mirae Asset Life Insurance Co., Ltd.	683,699
126,926	Moorim P&P Co., Ltd.	663,855
13,898	Orange Life Insurance Ltd.(4)	423,794
33,366	Orion Holdings Corp.	546,170
14,975	PSK, Inc.(1)(2)	210,238
12,921	S&T Motiv Co., Ltd.	421,757
20,804	Samjin Pharmaceutical Co., Ltd.	697,170
36,315	Sammok S-Form Co., Ltd.	432,331
26,763	Samsung Card Co., Ltd.	849,983

The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	South Korea - 4.4% - (continued)
260,647	Samsung Electronics Co., Ltd.	$10,247,914
6,216	Samsung Electronics Co., Ltd. GDR	6,153,173
244,969	Seohan Co., Ltd.	373,562
104,422	SFA Engineering Corp.	3,756,380
13,569	Shindaeyang Paper Co., Ltd.	964,338
128,100	Shinhan Financial Group Co., Ltd.	4,841,525
81,721	SK Hynix, Inc.	5,530,123
8,782	SK Telecom Co., Ltd.	1,862,712
45,734	Soulbrain Co., Ltd.	1,972,361
304	Taekwang Industrial Co., Ltd.	390,101
6,890	Value Added Technology Co., Ltd.	157,396
93,560	Wonik Holdings Co., Ltd.*	397,848

		91,033,551

	Spain - 2.1%
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	647,192
473,706	Banco Bilbao Vizcaya Argentaria S.A.	2,880,534
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	2,858,663
7,844	Corp. Financiera Alba S.A.	403,821
1,672,655	Mapfre S.A.	5,024,968
452,815	Mediaset Espana Comunicacion S.A.	3,511,630
927,191	Red Electrica Corp. S.A.	19,242,803
419,942	Repsol S.A.	7,125,868
312,774	Zardoya Otis S.A.	2,528,037

		44,223,516

	Sweden - 1.5%
66,865	Intrum AB(3)	1,702,673
88,701	Nobia AB	557,392
404,755	Sandvik AB(3)	7,495,408
1,075,486	SKF AB Class B(3)	19,963,144
111,733	Tethys Oil AB	914,231

		30,632,848

	Switzerland - 5.6%
55,264	Alcon, Inc.*	3,182,582
25,780	Cembra Money Bank AG	2,394,225
578,774	Credit Suisse Group AG*	7,697,052
8,504	dormakaba Holding AG*	6,423,847
587,865	Ferrexpo plc	1,592,501
341,885	Novartis AG	28,014,079
151,362	Oriflame Holding AG	3,122,028
99,992	Roche Holding AG	26,384,218
5,001	SGS S.A.	13,195,390
22,187	Swisscom AG(3)	10,338,126
832,228	UBS Group AG*	11,159,725
11,927	Zurich Insurance Group AG	3,801,943

		117,305,716

	Taiwan - 4.0%
70,000	Acter Co., Ltd.	409,343
191,000	Anpec Electronics Corp.	392,481
605,000	Asia Cement Corp.	818,877
460,000	Catcher Technology Co., Ltd.	3,647,033
281,000	Chia Chang Co., Ltd.	406,972
190,000	Chin-Poon Industrial Co., Ltd.	236,612
626,000	China Motor Corp.	562,147
95,000	China Steel Chemical Corp.	413,801
141,000	Chong Hong Construction Co., Ltd.	396,694
97,000	Cleanaway Co., Ltd.	535,347
2,812,000	Compal Electronics, Inc.	1,817,714
253,000	Coretronic Corp.	393,880
619,000	DA CIN Construction Co., Ltd.	420,766
285,780	Elite Advanced Laser Corp.	606,197
255,000	FLEXium Interconnect, Inc.*	801,434
702,000	Formosa Sumco Technology Corp.	2,681,389
368,000	Formosa Taffeta Co., Ltd.	443,842

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Taiwan - 4.0% - (continued)
1,133,000	Gamania Digital Entertainment Co., Ltd.	$2,768,570
331,000	Globalwafers Co., Ltd.	3,628,330
1,667,000	Grand Pacific Petrochemical	1,149,382
1,285,000	Hannstar Board Corp.	1,367,084
1,832,000	HannStar Display Corp.	474,406
426,000	Holtek Semiconductor, Inc.*	1,021,208
151,000	Innodisk Corp.	568,253
1,201,000	Innolux Corp.	385,380
301,000	King’s Town Bank Co., Ltd.	322,048
361,000	Lite-On Semiconductor Corp.	405,476
58,500	Lumax International Corp. Ltd.	136,190
647,000	Mitac Holdings Corp.	670,862
1,139,000	Nanya Technology Corp.	2,418,940
1,218,000	Nichidenbo Corp.	2,299,558
389,000	Pharmally International Holding Co., Ltd.	2,698,205
573,000	Radiant Opto-Electronics Corp.	1,936,591
1,063,000	Sigurd Microelectronics Corp.*	1,061,462
1,041,000	Sino-American Silicon Products, Inc.*	2,257,015
25,600	Sirtec International Co., Ltd.*	20,469
354,000	Taiwan PCB Techvest Co., Ltd.	434,305
528,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,433,104
530,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,233,364
764,000	Taiwan Styrene Monomer	619,081
675,000	Teco Electric and Machinery Co., Ltd.	504,595
232,000	Test Research, Inc.	404,492
343,000	Thinking Electronic Industrial Co., Ltd.	926,199
778,000	TPK Holding Co., Ltd.	1,442,153
45,000	TSC Auto ID Technology Co., Ltd.	413,052
360,800	United Integrated Services Co., Ltd.	1,607,737
613,000	Walsin Technology Corp.	3,790,347
174,000	Xxentria Technology Materials Corp.	440,666
333,000	Yageo Corp.	3,303,295
211,000	Zhen Ding Technology Holding Ltd.	754,886

		82,881,234

	Thailand - 1.2%
565,400	Bangkok Bank PCL NVDR	3,597,318
152,700	Kasikornbank PCL NVDR	914,233
267,000	Kiatnakin Bank PCL NVDR	552,331
3,402,100	Krung Thai Bank plc NVDR	2,015,236
1,919,400	LPN Development PCL NVDR	420,855
1,335,100	PTT Exploration & Production plc NVDR	5,578,243
4,556,400	PTT plc NVDR	6,955,819
1,098,300	Thanachart Capital PCL NVDR	1,824,543
6,023,300	TMB Bank plc NVDR	380,992
4,264,100	TTW PCL NVDR	1,656,221

		23,895,791

	Turkey - 1.0%
1,431,937	Akbank T.A.S.*	1,472,176
336,191	Aygaz AS	520,394
3,246,069	Dogan Sirketler Grubu Holding AS	577,610
4,983	EGE Endustri VE Ticaret AS	348,072
1,376,071	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	348,787
1,270,975	Enka Insaat ve Sanayi AS	1,144,468
1,098,475	Eregli Demir ve Celik Fabrikalari T.A.S.	1,688,966
499,019	Iskenderun Demir ve Celik AS	578,996
495,050	Tekfen Holding AS	2,211,175
91,308	Tofas Turk Otomobil Fabrikasi AS	274,658
736,891	Trakya Cam Sanayii AS	391,853
2,497,214	Turkcell Iletisim Hizmetleri AS	5,237,368
1,601,437	Turkiye Garanti Bankasi AS	2,198,770
451,430	Turkiye Halk Bankasi AS*	443,647
1,397,406	Turkiye Is Bankasi AS Class C*	1,258,357
2,313,132	Turkiye Sinai Kalkinma Bankasi AS*	291,072

The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.3% - (continued)
	Turkey - 1.0% - (continued)
413,277	Turkiye Vakiflar Bankasi TAO Class D*	$280,708
3,904,469	Yapi ve Kredi Bankasi AS*	1,357,278

		20,624,355

	United Kingdom - 12.5%
490,168	Ashmore Group plc	2,941,009
1,568,609	Aviva plc	8,809,508
4,138,700	Barclays plc	8,881,671
606,879	Barratt Developments plc	4,774,220
56,802	Bellway plc	2,306,583
231,264	BHP Group plc	5,458,885
453,848	Britvic plc	5,418,004
162,719	Card Factory plc	435,467
288,297	Close Brothers Group plc	5,845,186
327,013	Countryside Properties plc(4)	1,448,505
31,151	Dunelm Group plc	347,309
49,116	EMIS Group plc	716,049
105,908	Forterra plc(4)	431,206
1,272,669	GlaxoSmithKline plc	26,144,715
1,679,219	HSBC Holdings plc	14,601,679
604,410	IG Group Holdings plc	4,020,656
729,230	IMI plc	10,014,936
169,917	Imperial Brands plc	5,406,449
43,431	JPJ Group plc*	403,234
4,802,044	Legal & General Group plc	17,462,775
4,708,458	Lloyds Banking Group plc	3,850,742
252,750	McCarthy & Stone plc(4)	422,529
133,319	Mediclinic International plc	597,349
159,309	Mondi plc	3,500,856
129,476	Next plc	9,748,726
32,281	PayPoint plc	424,440
121,213	Persimmon plc	3,540,977
8,020	Rathbone Brothers plc	263,857
157,662	Redrow plc	1,269,063
230,398	Rio Tinto plc	13,441,205
2,368,721	Royal Bank of Scotland Group plc	7,417,253
659,914	Royal Mail plc	2,177,448
1,112,691	Smiths Group plc	22,153,176
288,231	Soco International plc	283,393
13,141	Staffline Group plc	151,138
1,037,192	Standard Chartered plc	9,483,226
890,755	Tate & Lyle plc	8,927,840
850,923	Taylor Wimpey plc	2,017,374
407,099	TI Fluid Systems plc(4)	1,125,417
371,498	Unilever N.V.	22,477,323
153,728	Unilever plc	9,318,235
250,369	Victrex plc	7,964,027
288,387	WPP plc	3,598,433

		260,022,073

	United States - 0.0%
393,300	Argonaut Gold, Inc.*	507,882

	Total Common Stocks (cost $1,974,780,790)	$1,941,083,095

PREFERRED STOCKS - 0.9%
	Brazil - 0.3%
803,800	AES Tiete Energia S.A., 12.66%	$442,786
83,700	Banco ABC Brasil S.A.	415,181
382,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	2,380,282
599,300	Cia de Saneamento do Parana, 5.51%	2,176,438

		5,414,687

Shares or Principal Amount		Market Value†

PREFERRED STOCKS - 0.9% - (continued)
	Germany - 0.6%
136,589	Porsche Automobil Holding SE	$9,495,345
343,972	Schaeffler AG, 4.39%	2,948,665
2,328	STO SE & Co. KGaA, 2.59%	232,125

		12,676,135

	Total Preferred Stocks (cost $19,037,247)	$18,090,822

	Total Long-Term Investments (cost $1,993,818,037)	$1,959,173,917

SHORT-TERM INVESTMENTS - 10.0%
	Other Investment Pools & Funds - 5.5%
114,955,899	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(5)	$114,955,899

	Securities Lending Collateral - 4.5%
4,668,782	Citibank NA DDCA, 2.42%, 5/1/2019(5)	4,668,782
45,418,782	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(5)	45,418,782
9,666,828	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(5)	9,666,828
16,691,094	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(5)	16,691,094
15,509,047	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.42%(5)	15,509,047
1,421,097	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(5)	1,421,097

		93,375,630

	Total Short-Term Investments (cost $208,331,529)	$208,331,529

Total Investments (cost $2,202,149,566)	104.2%	$2,167,505,446
Other Assets & Liabilities	(4.2)%	(87,647,715)

Total Net Assets	100.0%	$2,079,857,731

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of these securities was $210,238, which represented 0.0% of total net assets. This amount excludes securities that are

The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.

(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $25,437,487, representing 1.2% of net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	919	06/21/2019	$88,086,150	$3,195,530

Total futures contracts				$3,195,530

Foreign Currency Contracts Outstanding at April 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,095,447	USD	11,401,200	GBP	CBK	05/15/19	$215,838	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$50,993,223	$464,934	$50,528,289	$—
Austria	15,514,010	—	15,514,010	—
Belgium	4,412,072	—	4,412,072	—
Brazil	16,711,201	16,711,201	—	—
Canada	97,623,210	97,623,210	—	—
Cayman Islands	3,641,828	—	3,641,828	—
Chile	15,883,077	15,883,077	—	—
China	109,148,900	2,073,659	107,075,241	—
Colombia	3,084,132	3,084,132	—	—
Czech Republic	322,367	322,367	—	—
Denmark	6,074,460	5,378,192	696,268	—
Finland	10,472,986	—	10,472,986	—
France	120,169,225	25,714,272	94,454,953	—
Georgia	845,267	—	845,267	—
Germany	28,295,303	12,653,845	15,641,458	—
Greece	2,837,458	—	2,837,458	—
Hong Kong	67,684,721	2,277,401	65,407,320	—
Hungary	6,034,024	—	6,034,024	—
India	15,956,236	15,956,236	—	—
Indonesia	2,644,371	57,578	2,586,793	—
Ireland	3,339,129	—	3,339,129	—
Isle of Man	3,053,952	—	3,053,952	—
Israel	23,891,961	3,714,498	20,177,463	—
Italy	21,109,580	829,276	20,280,304	—
Japan	356,856,329	18,529	356,837,800	—
Luxembourg	4,846,447	892,330	3,954,117	—
Malaysia	14,673,122	1,368,174	13,304,948	—
Mexico	9,016,102	9,016,102	—	—
Monaco	838,956	838,956	—	—
Netherlands	57,008,620	427,405	56,581,215	—
New Zealand	740,276	—	740,276	—

The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Description	Total	Level 1	Level 2	Level 3(1)
Norway	$62,386,430	$—	$62,386,430	$—
Poland	8,251,345	—	8,251,345	—
Portugal	18,521,297	—	18,521,297	—
Russia	40,373,332	16,027,773	24,345,559	—
Singapore	25,520,555	535,885	24,984,670	—
South Africa	41,180,625	12,781,562	28,399,063	—
South Korea	91,033,551	5,571,446	85,251,867	210,238
Spain	44,223,516	403,821	43,819,695	—
Sweden	30,632,848	—	30,632,848	—
Switzerland	117,305,716	3,182,582	114,123,134	—
Taiwan	82,881,234	23,737,959	59,143,275	—
Thailand	23,895,791	2,077,076	21,818,715	—
Turkey	20,624,355	—	20,624,355	—
United Kingdom	260,022,073	3,449,069	256,573,004	—
United States	507,882	507,882	—	—
Preferred Stocks	18,090,822	5,646,812	12,444,010	—
Short-Term Investments	208,331,529	208,331,529	—	—
Foreign Currency Contracts(2)	215,838	—	215,838	—
Futures Contracts(2)	3,195,530	3,195,530	—	—

Total	$2,170,916,814	$500,754,300	$1,669,952,276	$210,238

(1)

For the six-month period ended April 30, 2019, investments valued at $173,936 were transferred in to Level 3 due to the unavailability of active market pricing and there were no transfers out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Stock Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Austria - 1.5%
129,511	Erste Group Bank AG	$5,185,768

	Brazil - 3.0%
591,779	B3 S.A. - Brasil Bolsa Balcao	5,199,252
295,858	Raia Drogasil S.A.	5,216,807

		10,416,059

	China - 6.9%
42,710	Alibaba Group Holding Ltd. ADR*	7,925,695
1,105,200	China Pacific Insurance Group Co., Ltd. Class H	4,535,616
222,700	Tencent Holdings Ltd.	10,976,358

		23,437,669

	Denmark - 1.5%
57,830	Vestas Wind Systems A/S	5,232,682

	France - 10.2%
51,746	EssilorLuxottica S.A.(1)	6,304,660
119,479	Schneider Electric SE(1)	10,112,222
199,769	Total S.A.	11,105,311
254,720	Vivendi S.A.(1)	7,393,463

		34,915,656

	Germany - 9.4%
23,054	adidas AG	5,938,434
76,969	Bayerische Motoren Werke AG	6,566,104
216,427	GEA Group AG	6,063,781
308,563	Infineon Technologies AG	7,314,670
56,956	Knorr-Bremse AG*	6,183,371

		32,066,360

	Hong Kong - 3.2%
1,055,000	AIA Group Ltd.	10,802,605

	India - 3.6%
187,496	HDFC Bank Ltd.	6,247,148
969,953	Zee Entertainment Enterprises Ltd.	6,034,096

		12,281,244

	Japan - 12.5%
160,400	Bridgestone Corp.	6,363,128
6,500	Keyence Corp.	4,061,157
21,700	Nintendo Co., Ltd.	7,473,817
241,400	Recruit Holdings Co., Ltd.	7,269,486
384,100	Sekisui Chemical Co., Ltd.	6,166,147
14,700	SMC Corp.	6,139,671
147,900	Takeda Pharmaceutical Co., Ltd.	5,457,765

		42,931,171

	Luxembourg - 1.2%
290,507	Tenaris S.A.	4,026,961

	Netherlands - 1.8%
29,456	ASML Holding N.V.	6,150,730

	New Zealand - 1.4%
127,020	Xero Ltd.*	4,885,511

	Norway - 3.4%
315,215	DNB ASA	6,061,333
1,329,649	Norsk Hydro ASA	5,726,908

		11,788,241

	Singapore - 2.0%
772,500	Oversea-Chinese Banking Corp. Ltd.	6,881,620

	South Korea - 2.1%
180,510	Samsung Electronics Co., Ltd.	7,097,150

	Spain - 1.8%
1,034,830	Banco Bilbao Vizcaya Argentaria S.A.	6,292,644

	Sweden - 1.3%
242,753	SKF AB Class B	4,505,975

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Switzerland - 12.0%
85,630	Cie Financiere Richemont S.A.	$6,259,754
16,209	Lonza Group AG*	5,005,811
141,664	Nestle S.A.	13,639,070
41,286	Roche Holding AG	10,893,860
24,026	Schindler Holding AG	5,192,617

		40,991,112

	Taiwan - 2.4%
964,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,093,774

	United Kingdom - 12.0%
314,873	BHP Group plc	7,432,439
231,176	Diageo plc	9,745,854
412,961	GlaxoSmithKline plc	8,483,547
5,791,004	Lloyds Banking Group plc	4,736,086
243,183	Ocado Group plc*	4,329,231
110,800	Whitbread plc	6,450,686

		41,177,843

	United States - 4.4%
3,214	Booking Holdings, Inc.*	5,961,938
57,623	Philip Morris International, Inc.	4,987,847
1,407,000	Samsonite International S.A.*(2)	4,035,245

		14,985,030

	Total Common Stocks (cost $297,612,179)	$334,145,805

SHORT-TERM INVESTMENTS - 5.5%
	Other Investment Pools & Funds - 1.6%
5,683,857	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.26%(3)	$5,683,857

	Securities Lending Collateral - 3.9%
664,771	Citibank NA DDCA, 2.42%, 5/1/2019(3)	664,771
6,467,018	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(3)	6,467,019
1,376,425	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(3)	1,376,425
2,376,585	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(3)	2,376,585
2,208,278	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.26%(3)	2,208,278
202,345	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(3)	202,345

		13,295,423

	Total Short-Term Investments (cost $18,979,280)	$18,979,280

Total Investments (cost $316,591,459)	103.1%	$353,125,085
Other Assets and Liabilities	(3.1)%	(10,578,166)

Total Net Assets	100.0%	$342,546,919

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of this security was $4,035,245, representing 1.2% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$5,185,768	$5,185,768	$—	$—
Brazil	10,416,059	10,416,059	—	—
China	23,437,669	7,925,695	15,511,974	—
Denmark	5,232,682	—	5,232,682	—
France	34,915,656	10,112,222	24,803,434	—
Germany	32,066,360	—	32,066,360	—
Hong Kong	10,802,605	—	10,802,605	—
India	12,281,244	—	12,281,244	—
Japan	42,931,171	—	42,931,171	—
Luxembourg	4,026,961	—	4,026,961	—
Netherlands	6,150,730	—	6,150,730	—
New Zealand	4,885,511	—	4,885,511	—
Norway	11,788,241	—	11,788,241	—
Singapore	6,881,620	—	6,881,620	—
South Korea	7,097,150	—	7,097,150	—
Spain	6,292,644	—	6,292,644	—
Sweden	4,505,975	—	4,505,975	—
Switzerland	40,991,112	—	40,991,112	—
Taiwan	8,093,774	—	8,093,774	—
United Kingdom	41,177,843	—	41,177,843	—
United States	14,985,030	10,949,785	4,035,245	—
Short-Term Investments	18,979,280	18,979,280	—	—

Total	$353,125,085	$63,568,809	$289,556,276	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders Securitized Income Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 108.6%
		Asset-Backed - Automobile - 3.5%
	$907,213	Santander Drive Auto Receivables Trust 3.02%, 04/15/2021	$907,911

		Asset-Backed - Finance & Insurance - 8.5%
	951,736	Magnetite XI Ltd. 3 mo. USD LIBOR + 1.120%, 3.72%, 01/18/2027(1)(2)	952,658
	725,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.66%, 10/20/2028(1)(2)	725,522
	491,677	Triton Container Finance VI LLC 3.52%, 06/20/2042(2)	489,179

			2,167,359

		Asset-Backed - Home Equity - 15.0%
		CWHEQ Revolving Home Equity Loan Resuritization Trust
	1,059,326	2.61%, 07/15/2036(3)	1,020,828
	832,885	2.66%, 11/15/2035(2)(3)	789,379
	394,756	Home Equity Loan Trust 1 mo. USD LIBOR + 0.130%, 2.61%, 05/25/2036(1)	382,457
	977,587	Morgan Stanley Home Equity Loan Trust 1 mo. USD LIBOR + 0.280%, 2.76%, 02/25/2036(1)	977,105
	688,765	Option One Mortgage Loan Trust 5.86%, 01/25/2037(4)	683,247

			3,853,016

		Asset-Backed - Student Loan - 5.0%
GBP	980,000	Income Contingent Student Loan 2.05%, 07/24/2058	1,267,546

		Commercial Mortgage - Backed Securities - 27.0%
	$990,000	Benchmark Mortgage Trust 4.23%, 01/15/2052	1,067,512
		BX Commercial Mortgage Trust
	1,015,000	3 mo. USD LIBOR + 1.770%, 4.24%, 05/15/2030(1)(2)	1,016,262
	817,167	3 mo. USD LIBOR + 1.170%, 4.17%, 11/15/2035(1)(2)	819,979
	1,000,000	CAMB Commercial Mortgage Trust 3 mo. USD LIBOR + 2.550%, 5.02%, 12/15/2037(1)(2)	1,008,121
		Citigroup Commercial Mortgage Trust
	500,000	3 mo. USD LIBOR + 1.150%, 3.62%, 12/15/2036(1)(2)	498,120
	500,000	3 mo. USD LIBOR + 2.800%, 5.27%, 12/15/2036(1)(2)	503,123
	1,000,000	Core Trust 3 mo. USD LIBOR + 0.880%, 3.35%, 12/15/2031(1)(2)	1,001,251
	1,000,000	GS Mortgage Securities Corp. Trust 3 mo. USD LIBOR + 0.950%, 3.42%, 07/15/2035(1)(2)	998,744

			6,913,112

		Other ABS - 29.3%
		BlueMountain CLO Ltd.
	1,000,000	3 mo. USD LIBOR + 1.230%, 0.00%, 01/20/2029(1)(2)(5)	1,000,000
	1,000,000	3 mo. USD LIBOR + 1.400%, 3.99%, 01/20/2029(1)(2)	1,000,106
	3,000,000	LCM XIII L.P. 4.00%, 07/19/2027(2)(3)	2,983,254
	1,000,000	LCM XXIII Ltd. 3 mo. USD LIBOR + 1.400%, 3.99%, 10/20/2029(1)(2)	1,003,051
	500,000	Preston Ridge Partners Mortgage Trust, LLC 3.97%, 04/25/2024(2)(4)(6)(7)	500,000
	1,000,000	Towd Point Mortgage Trust 5.00%, 11/25/2058(2)(3)	1,020,692

			7,507,103

		Whole Loan Collateral CMO - 20.3%
GBP	565,947	Alba plc 3 mo. GBP LIBOR + 0.170%, 1.02%, 03/17/2039(1)(8)	696,437
	1,400,000	Dukinfield II plc 4.59%, 12/20/2052(3)(8)	1,813,652
	553,071	Landmark Mortgage Securities No. 2 plc 3 mo. GBP LIBOR + 0.200%, 1.05%, 06/17/2039(1)(8)	683,323

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 108.6% - (continued)
		Whole Loan Collateral CMO - 20.3% - (continued)
GBP	1,006,868	Newgate Funding plc 3 mo. GBP LIBOR + 1.000%, 1.85%, 12/15/2050(1)(8)	$1,265,739
	600,000	Paragon Mortgages No. 10 plc 3 mo. GBP LIBOR + 0.320%, 1.17%, 06/15/2041(1)(8)	752,438

			5,211,589

		Total Asset & Commercial Mortgage Backed Securities (cost $27,820,364)	$27,827,636

CORPORATE BONDS - 4.5%
		Insurance - 4.5%
	$1,136,059	Ambac LSNI LLC 3 mo. USD LIBOR + 5.000%, 7.59%, 02/12/2023(1)(2)	$1,148,839

		Total Corporate Bonds (cost $1,137,768)	$1,148,839

		Total Long-Term Investments (cost $28,958,132)	$28,976,475

SHORT-TERM INVESTMENTS - 5.8%
		Other Investment Pools & Funds - 5.8%
	1,498,098	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(9)	$1,498,098

		Total Short-Term Investments (cost $1,498,098)	$1,498,098

Total Investments (cost $30,456,230)	118.9%	$30,474,573
Other Assets and Liabilities	(18.9)%	(4,842,144)

Total Net Assets	100.0%	$25,632,429

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2019.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $17,458,280, representing 68.1% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,000,000 at April 30, 2019.

(6)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2019, the aggregate fair value of this security was $500,000, which

The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

represented 2.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	Investment valued using significant unobservable inputs.

(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities was $5,211,589, representing 20.3% of net assets.

(9)	Current yield as of period end.

Reverse Repurchase Agreements Outstanding at April 30, 2019
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value and Unrealized Appreciation/ (Depreciation)	Value Including Accrued Interest
JP Morgan Chase Bank	3.073%	04/12/19	05/10/19	USD	(342,000)	$(342,000)	$(342,554)
JP Morgan Chase Bank	2.983%	04/26/19	05/24/19	USD	(3,587,000)	(3,587,000)	(3,588,487)
JP Morgan Chase Bank	1.369%	04/30/19	07/30/19	GBP	(842,853)	(1,090,399)	(1,090,441)

Total						$(5,019,399)	$(5,021,482)

Futures Contracts Outstanding at April 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	7	06/28/2019	$809,485	$(1,028)

Short position contracts:
British Pound Future	73	06/17/2019	$5,962,731	$19,417
U.S. Treasury 2-Year Note Future	5	06/28/2019	1,065,039	(946)
U.S. Treasury 10-Year Note Future	20	06/19/2019	2,473,438	(20,833)

Total				$(2,362)

Total futures contracts				$(3,390)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$27,827,636	$—	$27,327,636	$500,000
Corporate Bonds	1,148,839	—	1,148,839	—
Short-Term Investments	1,498,098	1,498,098	—	—
Futures Contracts(2)	19,417	19,417	—	—

Total	$30,493,990	$1,517,515	$28,476,475	$500,000

Liabilities
Futures Contracts(2)	$(22,807)	$(22,807)	$—	$—
Reverse Repurchase Agreements(2)	(5,019,399)	—	(5,019,399)	—

Total	$(5,042,206)	$(22,807)	$(5,019,399)	$—

(1)	For the period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended April 30, 2019:

	Asset & Commercial Mortgage Backed Securities	Total
Beginning balance	$—	$—
Purchases	500,000	500,000
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$500,000	$500,000

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2019 was $0.

The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.4%
	Agriculture - 0.4%
$941,000	Altria Group, Inc. 3.80%, 02/14/2024	$958,550

	Commercial Banks - 5.1%
8,000	Citigroup, Inc. 6.88%, 06/01/2025	9,364
1,159,000	Fifth Third Bancorp 3.65%, 01/25/2024	1,191,623
2,655,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,720,896
1,265,000	Regions Financial Corp. 3.80%, 08/14/2023	1,303,700
4,570,000	Royal Bank of Canada 2.80%, 04/29/2022	4,573,366
1,934,000	Wells Fargo & Co. 3.75%, 01/24/2024	1,990,171

		11,789,120

	Retail - 0.9%
2,136,000	Walmart, Inc. 2.85%, 07/08/2024	2,146,819

	Total Corporate Bonds (cost $14,693,429)	$14,894,489

MUNICIPAL BONDS - 57.8%
	Arizona - 0.6%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	$424,869
350,000	5.00%, 07/01/2027	432,120
460,000	5.00%, 07/01/2028	564,857

		1,421,846

	California - 2.7%
220,000	California Educational Facs Auth 5.25%, 04/01/2040	305,967
700,000	California State Communities Dev Auth Rev 2.63%, 11/01/2033(1)	700,875
20,000	East Side, CA, Union High School Dist, GO 5.25%, 02/01/2024	23,340
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(2)	636,840
4,675,000	Moreno Valley, CA, Unified School Dist, GO 0.00%, 08/01/2025(2)	4,050,888
200,000	North Orange County, CA, Community College Dist, GO 0.00%, 08/01/2028(2)	161,568
300,000	Rialto, CA, Unified School Dist, GO 0.00%, 08/01/2029(2)	231,465
100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	103,505

		6,214,448

	Connecticut - 1.4%
2,940,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	3,169,937

	District of Columbia - 1.2%
1,910,000	Dist of Columbia Housing Finance Agency 2.00%, 09/01/2021(1)	1,912,579
230,000	Dist of Columbia Water & Sewer Auth 5.00%, 10/01/2044	254,044
600,000	Dist of Columbia, GO 5.00%, 06/01/2032	717,750

		2,884,373

	Florida - 2.2%
1,025,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	1,090,805
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,989,573
1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,117,658

		5,198,036

	Georgia - 2.0%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	60,385
35,000	5.00%, 12/01/2027	42,907

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 57.8% - (continued)
	Georgia - 2.0% - (continued)
$25,000	5.00%, 12/01/2028	$30,514
80,000	5.00%, 12/01/2029	97,091
55,000	5.00%, 12/01/2030	66,326
55,000	5.00%, 12/01/2032	65,564
35,000	5.00%, 12/01/2033	41,592
55,000	5.00%, 12/01/2034	65,072
3,945,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2048(1)	4,268,293

		4,737,744

	Illinois - 3.9%
	Champaign County, IL, Community Unit School Dist No. 4
235,000	5.00%, 01/01/2027	275,173
475,000	5.00%, 01/01/2029	552,663
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	879,154
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,314,483
1,760,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	1,913,208
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(2)	77,881
330,000	5.00%, 06/15/2050	338,138
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,468,584
2,110,000	State of Illinois 5.00%, 11/01/2028	2,330,811

		9,150,095

	Indiana - 0.5%
1,075,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	1,144,166

	Iowa - 0.4%
875,000	Iowa Finance Auth 4.00%, 07/01/2048	934,973

	Kentucky - 3.9%
6,080,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(1)	6,627,990
	Kentucky State Property & Building Commission
660,000	5.00%, 05/01/2024	748,961
1,175,000	5.00%, 08/01/2024	1,340,405
445,000	5.00%, 05/01/2025	513,606

		9,230,962

	Louisiana - 0.2%
425,000	Louisiana Housing Corp. 4.50%, 12/01/2047	461,138

	Maine - 1.0%
2,135,000	Maine State Housing Auth 4.00%, 11/15/2048	2,277,511

	Maryland - 4.0%
2,200,000	Maryland Community Dev Administration 4.50%, 09/01/2048	2,396,152
6,910,000	Maryland Health & Higher Educational Facs Auth 2.25%, 07/01/2034(1)	6,910,000

		9,306,152

	Massachusetts - 1.0%
	Commonwealth of Massachusetts, GO
1,685,000	5.00%, 01/01/2035	2,029,077
250,000	5.25%, 09/01/2024	295,595
75,000	Massachusetts Health & Educational Facs Auth 2.10%, 07/01/2027(1)	75,000

		2,399,672

	Michigan - 0.5%
	Southgate, MI, Community School Dist, GO
255,000	5.00%, 05/01/2024	292,893
350,000	5.00%, 05/01/2025	409,097
320,000	State of Michigan 5.00%, 03/15/2027	391,965

		1,093,955

The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 57.8% - (continued)
	Minnesota - 0.6%
$1,355,000	Housing & Redev Auth of The City of St. Paul Minnesota, MN 1.25%, 08/01/2020(1)	$1,352,588

	Missouri - 1.9%
	Missouri Housing Dev Commission
2,200,000	4.25%, 05/01/2049	2,378,002
1,905,000	4.75%, 05/01/2049	2,100,491

		4,478,493

	Nebraska - 0.7%
1,430,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,522,821

	New Jersey - 3.2%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,761,302
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	75,774
285,000	5.00%, 06/15/2027	326,171
565,000	5.00%, 06/15/2028	641,930
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	457,209
1,330,000	5.00%, 12/15/2028	1,546,910
100,000	5.25%, 12/15/2022	110,781
685,000	5.50%, 12/15/2022	766,303
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	122,803
605,000	5.00%, 01/01/2029	743,533
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	877,477

		7,430,193

	New Mexico - 0.5%
1,150,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	1,225,900

	New York - 3.3%
6,335,000	New York State Dormitory Auth 5.00%, 02/15/2030	7,664,336

	Ohio - 2.4%
	Ohio Housing Finance Agency
615,000	1.25%, 09/01/2020(1)	613,905
1,880,000	4.50%, 09/01/2048	2,042,545
	Ohio State University
5,000	5.00%, 12/01/2021	5,425
5,000	5.00%, 12/01/2030	6,532
125,000	5.00%, 12/01/2031	162,205
	Ohio Turnpike & Infrastructure Commission
1,680,000	0.00%, 02/15/2038(2)	899,472
1,395,000	0.00%, 02/15/2041(2)	658,733
965,000	State of Ohio 5.00%, 08/01/2027	1,197,343

		5,586,160

	Pennsylvania - 2.3%
635,000	Commonwealth Financing Auth, PA 5.00%, 06/01/2032	750,938
1,295,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,522,402
	Pennsylvania Turnpike Commission
240,000	5.00%, 12/01/2026	287,054
705,000	5.00%, 12/01/2027	849,546
445,000	5.00%, 12/01/2028	531,989
1,250,000	Pittsburgh, PA, Housing Auth 1.40%, 10/01/2021(1)	1,246,750
	Reading, PA, School Dist, GO
50,000	5.00%, 03/01/2023	55,386
70,000	5.00%, 03/01/2025	80,942
55,000	5.00%, 03/01/2026	64,728
50,000	5.00%, 03/01/2027	59,679

		5,449,414

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 57.8% - (continued)
	Rhode Island - 1.0%
$2,280,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	$2,430,480

	South Carolina - 3.1%
6,375,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(1)	6,913,369
165,000	Tobacco Settlement Revenue Management Auth 6.38%, 05/15/2030	227,305

		7,140,674

	Tennessee - 1.7%
2,010,000	Knoxville’s Community Dev Corp., TN 1.20%, 02/01/2020	1,998,563
345,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd 1.80%, 12/01/2020(1)	345,131
1,550,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,687,702

		4,031,396

	Texas - 4.4%
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,732,841
705,000	Bexar County, TX, Hospital Dist 5.00%, 02/15/2030	864,563
210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	276,488
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	525,275
450,000	5.00%, 11/15/2028	549,319
430,000	5.00%, 11/15/2029	521,955
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	47,088
100,000	North East, TX, Independent School Dist, GO 5.25%, 02/01/2027	124,265
1,140,000	Texas Department of Housing & Community Affairs 4.75%, 03/01/2049	1,248,745
680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(1)	680,048
	University of Texas
450,000	5.00%, 08/15/2027	559,125
340,000	5.00%, 08/15/2028	419,438
880,000	5.00%, 05/15/2035	1,044,023
480,000	5.25%, 07/01/2028	613,526

		10,206,699

	Virginia - 4.2%
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,900,277
6,890,000	Virginia Small Business Financing Auth 2.25%, 07/01/2042(1)	6,890,000

		9,790,277

	Washington - 1.4%
3,155,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	3,366,543

	West Virginia - 0.2%
360,000	West Virginia Commissioner of Highways 5.00%, 09/01/2026	435,096

	Wisconsin - 0.7%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	970,984
650,000	5.00%, 04/01/2033	761,787

		1,732,771

The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 57.8% - (continued)
	Wyoming - 0.7%
$1,500,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	$1,595,085

	Total Municipal Bonds (cost $129,800,731)	$135,063,934

U.S. GOVERNMENT AGENCIES - 10.7%
	FHLMC - 3.4%
$3,583,742	3.50%, 01/01/2047	$3,660,628
4,223,625	3.50%, 03/01/2048	4,273,877

		7,934,505

	FNMA - 3.6%
$4,195,937	3.50%, 11/01/2047	4,238,550
4,147,428	3.50%, 12/01/2047	4,189,562

		8,428,112

	GNMA - 3.7%
$4,365,816	3.50%, 04/20/2043	4,450,997
4,098,417	4.00%, 10/20/2048	4,222,011

		8,673,008

	Total U.S. Government Agencies (cost $24,885,107)	$25,035,625

U.S. GOVERNMENT SECURITIES - 21.8%
	U.S. Treasury Securities - 21.8%
	U.S. Treasury Notes
5,068,080	0.75%, 07/15/2028(3)	$5,174,209
11,000,000	2.13%, 03/31/2024	10,918,359
112,000	2.25%, 03/31/2026	110,981
19,966,000	2.38%, 02/29/2024	20,057,251
1,400,000	2.63%, 08/31/2020	1,404,976
11,660,000	2.63%, 02/15/2029	11,778,877
1,493,000	2.75%, 11/30/2020	1,502,973

	Total U.S. Government Securities (cost $50,643,462)	$50,947,626

	Total Long-Term Investments (cost $220,022,729)	$225,941,674

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 0.1%
306,900	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(4)	$306,900

	U.S. Treasury Bill - 1.4%
3,313,000	U.S. Treasury Bill 2.37%, 09/26/2019(5)	$3,280,686

	Total Short-Term Investments (cost $3,587,630)	$3,587,586

Total Investments (cost $223,610,359)	98.2%	$229,529,260
Other Assets & Liabilities	1.8%	4,206,901

Total Net Assets	100.0%	$233,736,161

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.

(3)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(4)	Current yield as of period end.

(5)	The rate shown represents current yield to maturity.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$14,894,489	$—	$14,894,489	$—
Municipal Bonds	135,063,934	—	135,063,934	—
U.S. Government Agencies	25,035,625	—	25,035,625	—
U.S. Government Securities	50,947,626	—	50,947,626	—
Short-Term Investments	3,587,586	306,900	3,280,686	—

Total	$229,529,260	$306,900	$229,222,360	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.2%
	Automobiles & Components - 2.2%
24,870	Cooper-Standard Holdings, Inc.*	$1,260,163
37,396	Gentherm, Inc.*	1,584,095
22,652	Standard Motor Products, Inc.	1,131,920

		3,976,178

	Banks - 11.7%
54,164	CenterState Bank Corp.	1,336,767
34,847	Chemical Financial Corp.	1,530,829
4,917	First Citizens BancShares, Inc. Class A	2,204,045
58,504	First Horizon National Corp.	882,825
36,459	First Interstate BancSystem, Inc. Class A	1,540,757
29,751	First Merchants Corp.	1,090,969
91,578	First Midwest Bancorp, Inc.	1,966,180
43,865	Heritage Financial Corp.	1,327,794
21,783	Lakeland Financial Corp.	1,040,138
62,470	OceanFirst Financial Corp.	1,572,995
22,735	Union Bankshares Corp.	829,827
60,632	United Community Banks, Inc.	1,702,547
22,876	Westamerica Bancorp(1)	1,469,097
47,151	Western Alliance Bancorp*	2,252,875

		20,747,645

	Capital Goods - 11.0%
19,835	Apogee Enterprises, Inc.	799,350
18,212	Comfort Systems USA, Inc.	985,269
19,373	Dycom Industries, Inc.*	960,707
33,537	EnPro Industries, Inc.	2,492,470
29,244	ESCO Technologies, Inc.	2,193,300
15,316	Fortune Brands Home & Security, Inc.	808,378
29,161	Generac Holdings, Inc.*	1,603,563
26,879	Hexcel Corp.	1,900,614
9,851	IDEX Corp.	1,543,258
30,226	MasTec, Inc.*	1,530,947
15,357	Simpson Manufacturing Co., Inc.	977,934
74,581	Univar, Inc.*	1,665,394
15,784	Valmont Industries, Inc.	2,128,315

		19,589,499

	Commercial & Professional Services - 2.9%
68,596	Advanced Disposal Services, Inc.*	2,218,395
37,856	ASGN, Inc.*	2,386,442
15,107	Healthcare Services Group, Inc.	511,372

		5,116,209

	Consumer Durables & Apparel - 5.3%
43,851	Brunswick Corp.	2,245,610
11,563	Cavco Industries, Inc.*(1)	1,442,715
21,982	Oxford Industries, Inc.	1,825,825
73,537	Skyline Champion Corp.	1,552,366
65,676	Steven Madden Ltd.	2,387,323

		9,453,839

	Consumer Services - 6.7%
41,048	Cheesecake Factory, Inc.	2,036,802
87,668	Extended Stay America, Inc.	1,570,134
1,643	Graham Holdings Co. Class B	1,221,455
79,381	PlayAGS, Inc.*	1,914,670
64,787	Red Rock Resorts, Inc. Class A	1,747,953
43,736	ServiceMaster Global Holdings, Inc.*	2,144,376
28,885	Sotheby’s*	1,218,369

		11,853,759

	Diversified Financials - 1.7%
73,090	Compass Diversified Holdings	1,208,909
76,209	Golub Capital BDC, Inc.(1)	1,404,532
9,623	Houlihan Lokey, Inc.	474,606

		3,088,047

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.2% - (continued)
	Energy - 2.5%
38,896	New Fortress Energy LLC*	$488,534
43,006	ProPetro Holding Corp.*	951,723
85,437	Solaris Oilfield Infrastructure, Inc. Class A	1,451,574
208,015	SRC Energy, Inc.*	1,279,292
9,847	World Fuel Services Corp.	303,780

		4,474,903

	Food & Staples Retailing - 1.3%
55,648	Performance Food Group Co.*	2,278,786

	Food, Beverage & Tobacco - 1.4%
81,783	Darling Ingredients, Inc.*	1,783,687
30,254	Hain Celestial Group, Inc.*	660,142

		2,443,829

	Health Care Equipment & Services - 3.7%
3,234	Cooper Cos., Inc.	937,601
25,308	DENTSPLY SIRONA, Inc.	1,293,998
12,986	Masimo Corp.*	1,690,128
30,805	Patterson Cos., Inc.	672,781
13,294	Teladoc Health, Inc.*	756,163
10,228	West Pharmaceutical Services, Inc.	1,266,124

		6,616,795

	Insurance - 4.6%
27,448	AMERISAFE, Inc.	1,625,471
81,399	Brown & Brown, Inc.	2,584,418
39,525	National General Holdings Corp.	974,291
43,394	Palomar Holdings, Inc.*	867,012
13,943	Reinsurance Group of America, Inc.	2,112,504

		8,163,696

	Materials - 5.4%
73,381	Ardagh Group S.A.	1,018,528
24,097	Ashland Global Holdings, Inc.	1,940,531
160,795	Graphic Packaging Holding Co.	2,231,835
63,970	Pretium Resources, Inc.*(1)	486,812
22,369	Sensient Technologies Corp.	1,568,514
23,636	Steel Dynamics, Inc.	748,788
86,129	Valvoline, Inc.	1,593,387

		9,588,395

	Media & Entertainment - 1.2%
77,658	Cineplex, Inc.(1)	1,485,107
16,031	Hemisphere Media Group, Inc.*	234,213
239,357	MDC Partners, Inc. Class A*	502,650

		2,221,970

	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
9,828	Bio-Techne Corp.	2,010,711
39,750	Catalent, Inc.*	1,781,595
37,045	Flexion Therapeutics, Inc.*(1)	392,677
42,230	Fluidigm Corp.*	580,240
24,433	Intra-Cellular Therapies, Inc.*	321,783
17,205	Pacira Pharmaceuticals, Inc.*	685,103
20,846	Repligen Corp.*	1,404,603
44,805	Syneos Health, Inc.*	2,102,699

		9,279,411

	Real Estate - 5.0%
59,715	Columbia Property Trust, Inc. REIT	1,356,128
55,479	CorePoint Lodging, Inc. REIT	693,487
29,267	Douglas Emmett, Inc. REIT	1,205,508
15,903	Equity LifeStyle Properties, Inc. REIT	1,855,880
40,591	Kennedy-Wilson Holdings, Inc.	874,330
10,287	Mid-America Apartment Communities, Inc. REIT	1,125,501
39,904	Terreno Realty Corp. REIT	1,781,713

		8,892,547

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.2% - (continued)
	Retailing - 2.3%
10,489	Asbury Automotive Group, Inc.*	$841,008
58,775	Caleres, Inc.	1,541,668
111,906	Hudson Ltd. Class A*	1,716,638

		4,099,314

	Semiconductors & Semiconductor Equipment - 3.3%
50,743	Entegris, Inc.	2,073,359
80,258	ON Semiconductor Corp.*	1,850,749
36,048	Versum Materials, Inc.	1,880,985

		5,805,093

	Software & Services - 8.6%
15,706	Cadence Design Systems, Inc.*	1,089,682
40,173	CoreLogic, Inc.*	1,631,426
32,223	CSG Systems International, Inc.	1,438,757
8,218	EPAM Systems, Inc.*	1,473,981
13,259	Fortinet, Inc.*	1,238,656
14,886	Leidos Holdings, Inc.	1,093,823
12,833	LiveRamp Holdings, Inc.*	748,549
13,482	Perficient, Inc.*	396,910
22,526	PTC, Inc.*	2,037,927
25,478	Science Applications International Corp.	1,909,576
39,828	WNS Holdings Ltd. ADR*	2,276,170

		15,335,457

	Technology Hardware & Equipment - 3.3%
11,533	Arrow Electronics, Inc.*	974,654
49,684	Ciena Corp.*	1,905,878
117,649	Extreme Networks, Inc.*	941,192
23,730	Novanta, Inc.*	2,064,985

		5,886,709

	Transportation - 0.8%
26,499	Spirit Airlines, Inc.*	1,441,016

	Utilities - 2.1%
17,401	Avista Corp.	750,679
21,577	IDACORP, Inc.	2,136,555
14,301	SJW Corp.	887,520

		3,774,754

	Total Common Stocks (cost $127,717,566)	$164,127,851

EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
5,575	iShares Russell 2000 ETF	$882,467

	Total Exchange-Traded Funds (cost $871,746)	$882,467

	Total Long-Term Investments (cost $128,589,312)	$165,010,318

SHORT-TERM INVESTMENTS - 9.4%
	Other Investment Pools & Funds - 7.7%
13,047,482	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 2.26%(2)	$13,047,482
683,222	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.26%(2)	683,222

		13,730,704

	Securities Lending Collateral - 1.7%
147,938	Citibank NA DDCA, 2.42%, 5/1/2019(2)	147,938
1,439,169	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(2)	1,439,169
306,309	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(2)	306,309

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 9.4% - (continued)
	Securities Lending Collateral - 1.7% - (continued)
528,885	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(2)	$528,885
491,430	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.26%(2)	491,430
45,030	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(2)	45,030

		2,958,761

	Total Short-Term Investments (cost $16,689,465)	$16,689,465

Total Investments (cost $145,278,777)	102.1%	$181,699,783
Other Assets and Liabilities	(2.1)%	(3,659,600)

Total Net Assets	100.0%	$178,040,183

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,976,178	$3,976,178	$—	$—
Banks	20,747,645	20,747,645	—	—
Capital Goods	19,589,499	19,589,499	—	—
Commercial & Professional Services	5,116,209	5,116,209	—	—
Consumer Durables & Apparel	9,453,839	9,453,839	—	—
Consumer Services	11,853,759	11,853,759	—	—
Diversified Financials	3,088,047	3,088,047	—	—
Energy	4,474,903	4,474,903	—	—
Food & Staples Retailing	2,278,786	2,278,786	—	—
Food, Beverage & Tobacco	2,443,829	2,443,829	—	—
Health Care Equipment & Services	6,616,795	6,616,795	—	—
Insurance	8,163,696	8,163,696	—	—
Materials	9,588,395	9,588,395	—	—
Media & Entertainment	2,221,970	2,221,970	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,279,411	9,279,411	—	—
Real Estate	8,892,547	8,892,547	—	—
Retailing	4,099,314	4,099,314	—	—
Semiconductors & Semiconductor Equipment	5,805,093	5,805,093	—	—
Software & Services	15,335,457	15,335,457	—	—
Technology Hardware & Equipment	5,886,709	5,886,709	—	—
Transportation	1,441,016	1,441,016	—	—
Utilities	3,774,754	3,774,754	—	—
Exchange-Traded Funds	882,467	882,467	—	—
Short-Term Investments	16,689,465	16,689,465	—	—

Total	$181,699,783	$181,699,783	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Automobiles & Components - 0.8%
182,293	BorgWarner, Inc.	$7,614,378

	Banks - 8.3%
254,256	CenterState Bank Corp.	6,275,038
210,484	Chemical Financial Corp.	9,246,562
196,638	Commerce Bancshares, Inc.	11,882,834
94,429	East West Bancorp, Inc.	4,861,205
413,532	First Horizon National Corp.	6,240,198
40,982	First Republic Bank	4,328,519
319,727	United Community Banks, Inc.	8,977,934
147,749	Webster Financial Corp.	7,849,904
50,359	Westamerica Bancorp(1)	3,234,055
255,992	Western Alliance Bancorp*	12,231,298
183,271	Zions Bancorporation	9,040,759

		84,168,306

	Capital Goods - 10.9%
38,168	AGCO Corp.	2,701,531
133,102	BWX Technologies, Inc.	6,801,512
145,024	Dycom Industries, Inc.*	7,191,740
358,669	Fortune Brands Home & Security, Inc.	18,930,550
407,569	GrafTech International Ltd.(1)	4,666,665
178,033	Hexcel Corp.	12,588,713
68,636	IDEX Corp.	10,752,516
20,931	Lennox International, Inc.	5,681,720
163,558	MasTec, Inc.*	8,284,213
75,794	Nordson Corp.	11,062,134
327,035	Pentair plc	12,751,095
73,020	Valmont Industries, Inc.	9,846,017

		111,258,406

	Commercial & Professional Services - 3.9%
268,771	KAR Auction Services, Inc.	15,180,186
193,240	Stericycle, Inc.*	11,283,284
49,020	Verisk Analytics, Inc.	6,918,683
65,342	Waste Connections, Inc.	6,061,777

		39,443,930

	Consumer Durables & Apparel - 2.4%
289,920	Brunswick Corp.	14,846,803
68,007	Mohawk Industries, Inc.*	9,265,954

		24,112,757

	Consumer Services - 5.3%
460,356	Aramark	14,307,865
638,265	Extended Stay America, Inc.	11,431,326
7,372	Graham Holdings Co. Class B	5,480,566
319,441	Red Rock Resorts, Inc. Class A	8,618,518
288,626	ServiceMaster Global Holdings, Inc.*	14,151,333

		53,989,608

	Diversified Financials - 2.9%
45,076	Affiliated Managers Group, Inc.	4,999,830
284,927	Ares Capital Corp.	5,128,686
83,015	Raymond James Financial, Inc.	7,601,684
394,254	Santander Consumer USA Holdings, Inc.	8,417,323
84,442	Tradeweb Markets, Inc. Class A*	3,398,790

		29,546,313

	Energy - 2.3%
259,494	Centennial Resource Development, Inc. Class A*	2,732,472
57,803	Core Laboratories N.V.	3,664,132
624,429	Gulfport Energy Corp.*	4,090,010
226,277	New Fortress Energy LLC*	2,842,039
513,069	Parsley Energy, Inc. Class A*	10,240,857

		23,569,510

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Food & Staples Retailing - 1.2%
296,908	Performance Food Group Co.*	$12,158,383

	Food, Beverage & Tobacco - 0.4%
184,973	Hain Celestial Group, Inc.*	4,036,111

	Health Care Equipment & Services - 6.1%
37,451	Cooper Cos., Inc.	10,857,794
299,248	DENTSPLY SIRONA, Inc.	15,300,550
74,915	LivaNova plc*	5,160,894
87,768	Masimo Corp.*	11,423,005
49,802	Universal Health Services, Inc. Class B	6,318,380
100,719	West Pharmaceutical Services, Inc.	12,468,005

		61,528,628

	Insurance - 6.0%
151,934	Arthur J Gallagher & Co.	12,704,721
52,166	Assurant, Inc.	4,955,770
511,237	Brown & Brown, Inc.	16,231,775
102,591	Reinsurance Group of America, Inc.	15,543,562
137,627	Torchmark Corp.	12,064,383

		61,500,211

	Materials - 6.5%
138,170	Ashland Global Holdings, Inc.	11,126,830
258,398	Crown Holdings, Inc.*	15,020,676
898,430	Graphic Packaging Holding Co.	12,470,208
68,677	Reliance Steel & Aluminum Co.	6,315,537
112,857	Sensient Technologies Corp.	7,913,533
147,648	Steel Dynamics, Inc.	4,677,489
490,335	Valvoline, Inc.	9,071,197

		66,595,470

	Media & Entertainment - 1.0%
638,121	TEGNA, Inc.	10,158,886

	Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
255,950	Catalent, Inc.*	11,471,679
238,016	Intra-Cellular Therapies, Inc.*	3,134,670
110,179	Pacira Pharmaceuticals, Inc.*	4,387,328
101,351	PerkinElmer, Inc.	9,713,480

		28,707,157

	Real Estate - 6.6%
67,992	Alexandria Real Estate Equities, Inc. REIT	9,681,381
528,232	Brixmor Property Group, Inc. REIT	9,444,788
183,227	Douglas Emmett, Inc. REIT	7,547,120
111,780	Equity LifeStyle Properties, Inc. REIT	13,044,726
126,637	Lamar Advertising Co. Class A, REIT	10,469,081
70,668	Mid-America Apartment Communities, Inc. REIT	7,731,786
46,698	SBA Communications Corp. REIT*	9,513,783

		67,432,665

	Retailing - 3.5%
112,472	Advance Auto Parts, Inc.	18,706,343
237,671	LKQ Corp.*	7,153,897
239,838	Nordstrom, Inc.	9,838,155

		35,698,395

	Semiconductors & Semiconductor Equipment - 3.0%
253,181	Entegris, Inc.	10,344,976
73,775	Microchip Technology, Inc.(1)	7,369,385
567,877	ON Semiconductor Corp.*	13,095,243

		30,809,604

	Software & Services - 9.9%
144,894	Black Knight, Inc.*	8,174,920
105,497	Cadence Design Systems, Inc.*	7,319,382
170,938	CoreLogic, Inc.*	6,941,792
85,803	Fortinet, Inc.*	8,015,716
14,467	Gartner, Inc.*	2,299,819

The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Software & Services - 9.9% - (continued)
185,672	Genpact Ltd.	$6,739,894
160,372	Leidos Holdings, Inc.	11,784,135
109,902	PTC, Inc.*	9,942,834
398,216	Sabre Corp.	8,266,964
106,653	Synopsys, Inc.*	12,913,545
214,320	Teradata Corp.*	9,745,130
44,662	VeriSign, Inc.*	8,818,512

		100,962,643

	Technology Hardware & Equipment - 4.0%
169,808	Arrow Electronics, Inc.*	14,350,474
339,563	Ciena Corp.*	13,025,637
201,561	Dolby Laboratories, Inc. Class A	13,038,981

		40,415,092

	Transportation - 2.7%
211,220	Alaska Air Group, Inc.	13,074,518
106,150	Kirby Corp.*	8,674,578
109,719	Spirit Airlines, Inc.*	5,966,519

		27,715,615

	Utilities - 3.3%
268,839	Alliant Energy Corp.	12,697,266
105,295	Evergy, Inc.	6,088,157
81,750	IDACORP, Inc.	8,094,885
237,153	NiSource, Inc.	6,588,110

		33,468,418

	Total Common Stocks (cost $824,859,259)	$954,890,486

SHORT-TERM INVESTMENTS - 5.8%
	Other Investment Pools & Funds - 5.8%
58,865,883	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 2.26%(2)	$58,865,883

	Securities Lending Collateral - 0.0%
11,118	Citibank NA DDCA, 2.42%, 5/1/2019(2)	11,118
108,161	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.34%(2)	108,161
23,021	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.36%(2)	23,021
39,748	Invesco Government & Agency Portfolio, Institutional Class, 2.33%(2)	39,749
36,933	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.26%(2)	36,933
3,384	Western Asset Institutional Government Class A Fund, Institutional Class, 2.29%(2)	3,384

		222,366

	Total Short-Term Investments (cost $59,088,249)	$59,088,249

Total Investments (cost $883,947,508)	99.6%	$1,013,978,735
Other Assets and Liabilities	0.4%	4,459,779

Total Net Assets	100.0%	$1,018,438,514

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Notes 8 and 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,614,378	$7,614,378	$—	$—
Banks	84,168,306	84,168,306	—	—
Capital Goods	111,258,406	111,258,406	—	—
Commercial & Professional Services	39,443,930	39,443,930	—	—
Consumer Durables & Apparel	24,112,757	24,112,757	—	—
Consumer Services	53,989,608	53,989,608	—	—
Diversified Financials	29,546,313	29,546,313	—	—
Energy	23,569,510	23,569,510	—	—
Food & Staples Retailing	12,158,383	12,158,383	—	—
Food, Beverage & Tobacco	4,036,111	4,036,111	—	—
Health Care Equipment & Services	61,528,628	61,528,628	—	—
Insurance	61,500,211	61,500,211	—	—
Materials	66,595,470	66,595,470	—	—
Media & Entertainment	10,158,886	10,158,886	—	—
Pharmaceuticals, Biotechnology & Life Sciences	28,707,157	28,707,157	—	—
Real Estate	67,432,665	67,432,665	—	—
Retailing	35,698,395	35,698,395	—	—
Semiconductors & Semiconductor Equipment	30,809,604	30,809,604	—	—
Software & Services	100,962,643	100,962,643	—	—
Technology Hardware & Equipment	40,415,092	40,415,092	—	—
Transportation	27,715,615	27,715,615	—	—
Utilities	33,468,418	33,468,418	—	—
Short-Term Investments	59,088,249	59,088,249	—	—

Total	$1,013,978,735	$1,013,978,735	$—	$—

(1)	For the six-month period ended April 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Below are the definitions of the abbreviations used in the preceding schedules of investments.

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

47

Hartford Schroders Funds

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value(1)	$3,751,088,710	$110,211,750	$—	$2,167,505,446	$353,125,085
Cash	—	—	468,084	—	591
Cash collateral due from broker on futures contracts	—	659,768	—	290,000	—
Foreign currency	2,394,516	39,490	—	4,465,052	4,741
Unrealized appreciation on foreign currency contracts	—	787,990	—	215,838	—
Receivables:
Investment securities sold	12,497,513	172,913	—	22,106,258	615,924
Fund shares sold	3,234,147	69,366	—	2,978,081	1,687,515
Dividends and interest	6,139,319	2,040,012	29,628	9,217,217	904,442
Securities lending income	21,160	1,185	—	199,554	7,445
Variation margin on futures contracts	—	115,465	—	4,356,820	—
Tax reclaims	—	53,077	—	1,752,350	457,677
Other assets	2,207,589	77,221	2,396	300,256	132,406

Total assets	3,777,582,954	114,228,237	500,108	2,213,386,872	356,935,826

Liabilities:
Unrealized depreciation on foreign currency contracts	—	1,047,054	—	—	—
Bank overdraft – foreign cash	—	—	771	—	—
Obligation to return securities lending collateral	5,958,080	5,262,230	—	93,375,630	13,295,423
Payables:
Investment securities purchased	13,337,326	2,751,068	—	27,972,097	602,377
Fund shares redeemed	1,796,855	123,815	475,658	10,328,376	193,649
Investment management fees	3,134,508	60,377	—	1,192,949	181,660
Transfer agent fees	1,015,530	13,987	1,023	340,312	28,236
Accounting services fees	54,815	1,553	484	30,708	4,880
Board of Directors’ fees	10,757	633	232	7,361	547
Foreign taxes	5,279,299	34,677	—	199,922	63,780
Distribution fees	3,660	94	11	8,453	1,431
Accrued expenses	323,015	35,081	21,929	73,333	16,924

Total liabilities	30,913,845	9,330,569	500,108	133,529,141	14,388,907

Net assets	$3,746,669,109	$104,897,668	$—	$2,079,857,731	$342,546,919

Summary of Net Assets:
Capital stock and paid-in-capital	$3,239,206,102	$113,111,194	$6,684,906	$2,167,690,542	$309,524,861
Distributable earnings	507,463,007	(8,213,526)	(6,684,906)	(87,832,811)	33,022,058

Net assets	$3,746,669,109	$104,897,668	$—	$2,079,857,731	$342,546,919

Shares authorized	855,000,000	600,000,000	600,000,000	830,000,000	610,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$15.70	$9.11	$—	$9.17	$12.69

Maximum offering price per share	$16.61	$9.54	$—	$9.70	$13.43

Shares outstanding	3,834,662	384,264	—	11,207,642	2,061,825

Net Assets	$60,198,141	$3,501,356	$—	$102,776,197	$26,158,469

Class C: Net asset value per share	$15.48	$9.08	$—	$9.11	$12.09

Shares outstanding	761,351	18,175	—	2,856,104	336,476

Net Assets	$11,783,765	$165,045	$—	$26,008,460	$4,067,181

Class I: Net asset value per share	$15.67	$9.10	$—	$9.17	$12.27

Shares outstanding	132,132,545	3,716,430	—	91,891,410	16,016,902

Net Assets	$2,070,522,375	$33,825,714	$—	$842,237,532	$196,569,093

Class R3: Net asset value per share	$15.60	$9.12	$—	$9.15	$12.27

Shares outstanding	5,617	1,189	—	1,995,216	6,109

Net Assets	$87,619	$10,843	$—	$18,248,134	$74,927

Class R4: Net asset value per share	$15.57	$9.10	$—	$9.15	$12.28

Shares outstanding	9,333	1,195	—	267,226	3,063

Net Assets	$145,321	$10,880	$—	$2,445,631	$37,602

The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R5: Net asset value per share	$15.67	$9.10	$—	$9.16	$12.28

Shares outstanding	36,616	1,200	—	2,390,024	4,512

Net Assets	$573,773	$10,914	$—	$21,888,331	$55,407

Class Y: Net asset value per share	$15.69	$9.10	$—	$9.16	$12.29

Shares outstanding	14,236,090	181,832	—	14,186,509	405,886

Net Assets	$223,343,600	$1,654,438	$—	$129,962,112	$4,988,844

Class F: Net asset value per share	$15.67	$9.10	$—	$9.17	$12.29

Shares outstanding	14,148,838	3,247,178	—	34,703,740	2,958,247

Net Assets	$221,658,146	$29,542,501	$—	$318,227,119	$36,346,123

Class SDR:Net asset value per share	$15.70	$9.11	$—	$9.16	$12.28

Shares outstanding	73,799,228	3,973,191	—	67,487,618	6,046,170

Net Assets	$1,158,356,369	$36,175,977	$—	$618,064,215	$74,249,273

Cost of investments	$2,991,781,993	$109,689,445	$—	$2,202,149,566	$316,591,459
Cost of foreign currency	$2,393,784	$39,389	$—	$4,503,729	$4,761
Cost of bank overdraft – foreign cash	$—	$—	$774	$94,351,756	$22,427,116

(1) Includes Investment in securities on loan, at market value	$5,565,869	$5,051,524	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$30,474,573	$229,529,260	$181,699,783	$1,013,978,735
Cash	—	—	—	150
Cash collateral due from broker on futures contracts	191,226	—	4	—
Foreign currency	566,426	—	7,175	—
Unrealized appreciation on foreign currency contracts	—	—	—	—
Receivables:
Investment securities sold	1,001,109	—	592,011	8,702,214
Fund shares sold	—	2,781,515	233,123	1,274,303
Dividends and interest	73,666	1,813,048	54,174	454,725
Securities lending income	—	—	2,912	2,631
Variation margin on futures contracts	88,561	—	—	—
Tax reclaims	—	—	985	—
Other assets	14,607	68,876	79,143	91,712

Total assets	32,410,168	234,192,699	182,669,310	1,024,504,470

Liabilities:
Obligation to return securities lending collateral	—	—	2,958,762	222,366
Reverse repurchase agreements	5,019,399	—	—	—
Payables:
Investment securities purchased	1,728,454	—	1,375,479	934,548
Fund shares redeemed	—	302,706	96,965	3,860,243
Investment management fees	13,677	84,317	129,857	714,584
Transfer agent fees	—	44,102	46,295	258,645
Accounting services fees	379	2,623	2,020	11,786
Board of Directors’ fees	73	1,111	1,010	4,235
Variation margin on futures contracts	—	7	—	—
Distribution fees	120	1,491	1,550	12,303
Interest expense on reverse repurchase agreements	2,083	—	—	—
Accrued expenses	13,554	20,181	17,189	47,246

Total liabilities	6,777,739	456,538	4,629,127	6,065,956

Net assets	$25,632,429	$233,736,161	$178,040,183	$1,018,438,514

Summary of Net Assets:
Capital stock and paid-in-capital	$25,577,740	$222,953,207	$138,036,019	$888,322,268
Distributable earnings	54,689	10,782,954	40,004,164	130,116,246

Net assets	$25,632,429	$233,736,161	$178,040,183	$1,018,438,514

Shares authorized	250,000,000	410,000,000	600,000,000	600,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$10.02	$11.06	$24.85	$14.54

Maximum offering price per share	$10.33	$11.58	$26.30	$15.39

Shares outstanding	351,195	2,208,589	716,377	6,317,429

Net Assets	$3,519,672	$24,416,621	$17,798,617	$91,881,870

Class C: Net asset value per share	$—	$11.05	$25.46	$14.80

Shares outstanding	—	475,795	272,730	4,513,401

Net Assets	$—	$5,259,685	$6,942,572	$66,802,716

Class I: Net asset value per share	$10.02	$11.07	$26.07	$15.13

Shares outstanding	354,564	11,559,928	4,382,805	39,742,469

Net Assets	$3,553,475	$127,933,507	$114,245,063	$601,385,877

Class R3: Net asset value per share	$—	$—	$25.87	$14.97

Shares outstanding	—	—	6,648	105,686

Net Assets	$—	$—	$172,004	$1,582,249

Class R4: Net asset value per share	$—	$—	$26.04	$15.06

Shares outstanding	—	—	4,873	60,964

Net Assets	$—	$—	$126,896	$917,868

The accompanying notes are an integral part of these financial statements.

50

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2019 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Class R5: Net asset value per share	$—	$—	$26.05	$15.12

Shares outstanding	—	—	1,133	216,817

Net Assets	$—	$—	$29,520	$3,277,975

Class Y: Net asset value per share	$10.02	$11.07	$26.07	$15.13

Shares outstanding	351,274	17,789	942,914	7,780,211

Net Assets	$3,520,408	$196,905	$24,583,212	$117,681,266

Class F: Net asset value per share	$10.02	$11.07	$26.08	$15.14

Shares outstanding	250,677	1,147,104	120,675	4,157,536

Net Assets	$2,512,183	$12,697,889	$3,147,408	$62,928,694

Class SDR:Net asset value per share	$10.02	$11.06	$26.11	$15.16

Shares outstanding	1,250,000	5,716,625	421,052	4,746,919

Net Assets	$12,526,691	$63,231,554	$10,994,891	$71,979,999

Cost of investments	$30,456,230	$223,610,359	$145,278,777	$883,947,508
Cost of foreign currency	$566,274	$—	$7,148	$—

(1) Includes Investment in securities on loan, at market value	$—	$—	$2,837,473	$855,155

The accompanying notes are an integral part of these financial statements.

51

Hartford Schroders Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2019 (Unaudited)

	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Global Strategic Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$29,614,980	$—	$—	$33,341,953	$3,979,614
Interest	823,929	3,748,702	829,940	775,894	77,283
Securities lending	63,093	7,387	92	513,816	84,070
Less: Foreign tax withheld	(3,912,422)	—	(508)	(3,013,857)	(402,053)

Total investment income, net	26,589,580	3,756,089	829,524	31,617,806	3,738,914

Expenses:
Investment management fees	17,144,024	356,854	169,861	6,632,274	970,783
Transfer agent fees
Class A	28,095	2,196	353	33,779	7,452
Class C	4,051	302	57	14,377	1,229
Class I	1,526,958	13,114	44	390,553	39,479
Class R3	94	12	9	689	13
Class R4	1,160	9	7	1,145	10
Class R5	284	6	5	11,889	7
Class Y	15,632	51	2	22,495	1,173
Class F	826	45	—	3,182	18
Class SDR	1,291	93	49	10,670	94
Distribution fees
Class A	67,599	4,127	469	101,488	22,471
Class C	49,414	1,219	263	122,483	15,687
Class R3	219	26	25	3,893	63
Class R4	1,736	13	13	2,482	27
Custodian fees	179,179	15,048	13,251	72,643	9,697
Registration and filing fees	92,577	70,655	103,215	129,666	64,623
Accounting services fees	302,526	9,176	5,183	170,310	24,314
Board of Directors’ fees	44,882	1,627	882	26,970	3,261
Audit fees	22,333	16,140	13,065	26,037	16,853
Other expenses	242,451	9,129	11,220	80,011	18,149

Total expenses (before waivers and fees paid indirectly)	19,725,331	499,842	317,973	7,857,036	1,195,403
Expense waivers	—	(96,357)	(151,880)	(36,456)	(53,061)
Distribution fee reimbursements	(68)	(159)	(98)	(71)	(49)

Total waivers and fees paid indirectly	(68)	(96,516)	(151,978)	(36,527)	(53,110)

Total expenses, net	19,725,263	403,326	165,995	7,820,509	1,142,293

Net Investment Income (Loss)	6,864,317	3,352,763	663,529	23,797,297	2,596,621

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	16,931,666	(1,485,267)	(492,756)	(59,744,261)	(4,684,738)
Less: Foreign taxes paid on realized capital gains	(204,029)	(8,473)	—	—	(4,929)
Net realized gain (loss) on purchased options contracts	—	—	(1,104,136)	—	—
Net realized gain (loss) on futures contracts	—	42,392	(945,666)	812,008	—
Net realized gain (loss) on written options contracts	—	—	459,087	—	—
Net realized gain (loss) on swap contracts	—	224,935	(535,961)	—	—
Net realized gain (loss) on foreign currency contracts	(1,100)	85,684	870,755	(2,189,485)	—
Net realized gain (loss) on other foreign currency transactions	(591,538)	(66,562)	101,515	(294,933)	(45,707)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,134,999	(1,207,291)	(1,647,162)	(61,416,671)	(4,735,374)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	384,837,069	5,050,335	1,483,237	153,723,147	31,853,680
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	230,068	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	(123,157)	4,297,369	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	(34,421)	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	(30,358)	(5,991)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(738,233)	(130,793)	1,159,544	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(53,761)	4,269	(26,296)	(60,294)	(1,698)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	384,783,308	4,286,013	1,392,647	159,119,766	31,851,982

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	400,918,307	3,078,722	(254,515)	97,703,095	27,116,608

Net Increase (Decrease) in Net Assets Resulting from Operations	$407,782,624	$6,431,485	$409,014	$121,500,392	$29,713,229

The accompanying notes are an integral part of these financial statements.

52

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2019 (Unaudited)

	Hartford Schroders Securitized Income Fund(1)	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
Investment Income:
Dividends	$—	$—	$1,156,799	$7,108,706
Interest	137,336	3,285,319	138,185	845,904
Securities lending	—	6,012	17,813	17,057
Less: Foreign tax withheld	—	—	(9,558)	(13,557)

Total investment income, net	137,336	3,291,331	1,303,239	7,958,110

Expenses:
Investment management fees	27,488	487,302	748,365	4,260,764
Transfer agent fees
Class A	—	7,488	11,133	50,373
Class C	—	1,853	5,592	37,418
Class I	—	56,263	50,363	282,213
Class R3	—	—	80	1,081
Class R4	—	—	9	651
Class R5	—	—	11	1,225
Class Y	—	29	241	10,669
Class F	—	7	31	93
Class SDR	—	321	113	1,165
Distribution fees
Class A	1,466	25,226	19,431	113,558
Class C	—	24,991	34,938	326,440
Class R3	—	—	278	3,203
Class R4	—	—	53	1,073
Custodian fees	2,739	3,072	2,907	4,607
Registration and filing fees	7,582	44,152	57,424	82,748
Accounting services fees	761	15,160	11,641	70,278
Board of Directors’ fees	187	3,239	2,612	14,840
Audit fees	10,430	15,171	10,860	10,982
Other expenses	5,409	11,675	14,453	66,322

Total expenses (before interest expense)	56,062	695,949	970,535	5,339,703
Interest expense	2,921	—	—	—

Total expenses (before waivers and fees paid indirectly)	58,983	695,949	970,535	5,339,703
Expense waivers	(25,277)	(139,337)	(57,506)	(317)
Distribution fee reimbursements	(744)	(14)	(328)	(317)

Total waivers and fees paid indirectly	(26,021)	(139,351)	(57,834)	(634)

Total expenses, net	32,962	556,598	912,701	5,339,069

Net Investment Income (Loss)	104,374	2,734,733	390,538	2,619,041

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(773)	4,322,756	3,830,233	2,004,247
Net realized gain (loss) on futures contracts	5,563	108,468	—	—
Net realized gain (loss) on other foreign currency transactions	22,498	—	(2,673)	(92)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	27,288	4,431,224	3,827,560	2,004,155

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	18,343	5,844,611	8,367,257	80,952,512
Net unrealized appreciation (depreciation) of futures contracts	(3,390)	(3,631)	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	126	—	72	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	15,079	5,840,980	8,367,329	80,952,512

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	42,367	10,272,204	12,194,889	82,956,667

Net Increase (Decrease) in Net Assets Resulting from Operations	$146,741	$13,006,937	$12,585,427	$85,575,708

(1)	Commenced operations on February 28, 2019.

The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders Funds

Statements of Changes in Net Assets

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund		Hartford Schroders Global Strategic Bond Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$6,864,317	$38,978,171	$3,352,763	$6,302,036	$663,529	$1,515,176
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	16,134,999	(894,376)	(1,207,291)	(8,475,217)	(1,647,162)	1,566,803
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	384,783,308	(468,028,626)	4,286,013	(4,716,081)	1,392,647	(2,767,738)

Net Increase (Decrease) in Net Assets Resulting from Operations	407,782,624	(429,944,831)	6,431,485	(6,889,262)	409,014	314,241

Distributions to Shareholders:
From distributable earnings:
Class A	(481,292)	(329,454)	(85,400)	(152,273)	(11,626)	(5,617)
Class C	(46,251)	(19,052)	(3,692)	(11,972)	(998)	(325)
Class I	(20,186,735)	(15,686,234)	(872,433)	(1,178,698)	(1,047)	(1,980)
Class R3	(787)	(237)	(286)	(1,169)	(408)	(116)
Class R4	(45,699)	(985)	(286)	(515)	(409)	(121)
Class R5	(6,306)	(113)	(292)	(525)	(420)	(125)
Class Y	(2,433,096)	(957,311)	(37,886)	(27,778)	(420)	(131)
Class F	(2,614,489)	(413,171)	(825,953)	(1,417,097)	(421)	(133)
Class SDR	(13,830,184)	(6,831,611)	(996,747)	(2,676,307)	(1,658,543)	(792,659)
From tax return of capital:
Class A	—	—	—	(73,154)	—	—
Class C	—	—	—	(5,752)	—	—
Class I	—	—	—	(566,263)	—	—
Class R3	—	—	—	(562)	—	—
Class R4	—	—	—	(247)	—	—
Class R5	—	—	—	(252)	—	—
Class Y	—	—	—	(13,345)	—	—
Class F	—	—	—	(680,794)	—	—
Class SDR	—	—	—	(1,285,735)	—	—

Total distributions	(39,644,839)	(24,238,168)	(2,822,975)	(8,092,438)	(1,674,292)	(801,207)

Capital Share Transactions:
Sold	917,811,334	1,549,995,802	11,518,241	79,202,863	2,493,621	10,053,780
Issued in merger	—	—	—	29,377,678	—	—
Issued on reinvestment of distributions	24,314,244	13,539,981	2,790,894	6,560,103	1,674,292	801,207
Redeemed	(562,396,063)	(866,104,626)	(18,062,958)	(70,344,671)	(67,120,211)	(6,215,960)

Net increase (decrease) from capital share transactions	379,729,515	697,431,157	(3,753,823)	44,795,973	(62,952,298)	4,639,027

Net Increase (Decrease) in Net Assets	747,867,300	243,248,158	(145,313)	29,814,273	(64,217,576)	4,152,061

Net Assets:
Beginning of period	2,998,801,809	2,755,553,651	105,042,981	75,228,708	64,217,576	60,065,515

End of period	$3,746,669,109	$2,998,801,809	$104,897,668	$105,042,981	$—	$64,217,576

The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Multi-Cap Value Fund		Hartford Schroders International Stock Fund		Hartford Schroders Securitized Income Fund(1)
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Period Ended April 30, 2019 (Unaudited)
Operations:
Net investment income (loss)	$23,797,297	$47,367,352	$2,596,621	$3,455,565	$104,374
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(61,416,671)	51,335,075	(4,735,374)	19,595,656	27,288
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	159,119,766	(284,208,542)	31,851,982	(40,478,154)	15,079

Net Increase (Decrease) in Net Assets Resulting from Operations	121,500,392	(185,506,115)	29,713,229	(17,426,933)	146,741

Distributions to Shareholders:
Class A	(2,646,669)	(2,195,964)	(1,107,203)	(67,385)	(11,968)
Class C	(819,184)	(629,055)	(157,414)	(6,200)	—
Class I	(29,662,747)	(32,971,085)	(10,142,730)	(1,432,922)	(12,729)
Class R3	(22,541)	(9,338)	(887)	(128)	—
Class R4	(54,668)	(26,732)	(890)	(136)	—
Class R5	(882,280)	(750,152)	(901)	(154)	—
Class Y	(4,014,119)	(1,136,472)	(416,824)	(3,966)	(12,759)
Class F	(9,747,038)	(6,809,592)	(995,488)	(18,362)	(8,410)
Class SDR	(20,736,521)	(20,372,316)	(5,246,663)	(816,782)	(46,186)

Total distributions	(68,585,767)	(64,900,706)	(18,069,000)	(2,346,035)	(92,052)

Capital Share Transactions:
Sold	610,623,805	1,230,550,836	135,413,521	124,402,649	25,533,050
Issued on reinvestment of distributions	62,160,379	57,364,742	17,755,040	2,300,768	44,740
Redemption-in-kind	—	—	—	—	—
Redeemed	(511,715,128)	(531,885,780)	(47,121,450)	(83,034,179)	(50)

Net increase (decrease) from capital share transactions	161,069,056	756,029,798	106,047,111	43,669,238	25,577,740

Net Increase (Decrease) in Net Assets	213,983,681	505,622,977	117,691,340	23,896,270	25,632,429

Net Assets:
Beginning of period	1,865,874,050	1,360,251,073	224,855,579	200,959,309	—

End of period	$2,079,857,731	$1,865,874,050	$342,546,919	$224,855,579	$25,632,429

(1)	Commenced operations on February 28, 2019.

The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US Small Cap Opportunities Fund		Hartford Schroders US Small/Mid Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six-Month Period Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Operations:
Net investment income (loss)	$2,734,733	$5,302,082	$390,538	$420,711	$2,619,041	$2,129,422
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	4,431,224	2,287,065	3,827,560	15,051,127	2,004,155	18,419,184
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	5,840,980	(11,465,658)	8,367,329	(14,654,708)	80,952,512	(33,025,099)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,006,937	(3,876,511)	12,585,427	817,130	85,575,708	(12,476,493)

Distributions to Shareholders:						—
Class A	(473,604)	(492,532)	(1,273,416)	(882,548)	(1,875,469)	(1,736,041)
Class C	(88,592)	(61,024)	(613,653)	(389,798)	(1,310,733)	(735,465)
Class I	(2,721,362)	(3,137,508)	(9,398,176)	(10,752,603)	(13,979,494)	(9,941,376)
Class R3	—	—	(6,096)	(4,486)	(18,758)	(4,885)
Class R4	—	—	(927)	(893)	(18,966)	(3,987)
Class R5	—	—	(1,691)	(1,510)	(52,582)	(782)
Class Y	(5,005)	(4,968)	(2,040,824)	(2,198,416)	(2,455,954)	(197,570)
Class F	(235,197)	(133,857)	(254,541)	(145,891)	(1,075,458)	(207,551)
Class SDR	(1,425,924)	(1,519,589)	(959,592)	(2,684,876)	(1,352,705)	(417,154)

Total distributions	(4,949,684)	(5,349,478)	(14,548,916)	(17,061,021)	(22,140,119)	(13,244,811)

Capital Share Transactions:
Sold	50,377,496	67,286,843	20,403,184	45,827,567	201,266,614	599,268,981
Issued on reinvestment of distributions	3,886,179	3,770,799	14,244,734	16,050,612	19,743,423	11,791,664
Redemption-in-kind	—	—	—	(20,194,923)	—	—
Redeemed	(47,364,493)	(91,564,986)	(22,618,531)	(64,015,086)	(294,122,316)	(384,949,495)

Net increase (decrease) from capital share transactions	6,899,182	(20,507,344)	12,029,387	(22,331,830)	(73,112,279)	226,111,150

Net Increase (Decrease) in Net Assets	14,956,435	(29,733,333)	10,065,898	(38,575,721)	(9,676,690)	200,389,846

Net Assets:
Beginning of period	218,779,726	248,513,059	167,974,285	206,550,006	1,028,115,204	827,725,358

End of period	$233,736,161	$218,779,726	$178,040,183	$167,974,285	$1,018,438,514	$1,028,115,204

The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Funds

Financial Highlights

	— Selected Per-Share Data(1)—													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Emerging Markets Equity Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$14.07	$0.01	$1.76		$1.77	$—	$(0.14)	$—	$—	$(0.14)	$15.70	12.70	%(5)	$60,198	1.42	%(6)	1.42	%(6)	0.17	%(6)	13%
C	13.86	(0.04)	1.73		1.69	—	(0.07)	—	—	(0.07)	15.48	12.28	(5)	11,784	2.15	(6)	2.15	(6)	(0.54	)(6)	13
I	14.06	0.02	1.76		1.78	—	(0.17)	—	—	(0.17)	15.67	12.82	(5)	2,070,522	1.23	(6)	1.23	(6)	0.34	(6)	13
R3	13.98	(0.02)	1.76		1.74	—	(0.12)	—	—	(0.12)	15.60	12.58	(5)	88	1.78	(6)	1.71	(6)	(0.23	)(6)	13
R4	14.02	(0.04)	1.77		1.73	—	(0.18)	—	—	(0.18)	15.57	12.55	(5)	145	1.49	(6)	1.48	(6)	(0.60	)(6)	13
R5	14.07	0.03	1.75		1.78	—	(0.18)	—	—	(0.18)	15.67	12.82	(5)	574	1.17	(6)	1.17	(6)	0.38	(6)	13
Y	14.09	0.04	1.75		1.79	—	(0.19)	—	—	(0.19)	15.69	12.90	(5)	223,344	1.08	(6)	1.08	(6)	0.56	(6)	13
F	14.07	0.04	1.75		1.79	—	(0.19)	—	—	(0.19)	15.67	12.87	(5)	221,658	1.07	(6)	1.07	(6)	0.49	(6)	13
SDR	14.10	0.04	1.75		1.79	—	(0.19)	—	—	(0.19)	15.70	12.84	(5)	1,158,356	1.07	(6)	1.07	(6)	0.51	(6)	13

For the Year Ended October 31, 2018
A	$16.23	$0.16	$(2.22)		$(2.06)	$—	$(0.10)	$—	$—	$(0.10)	$14.07	(12.79)%		$46,162	1.45%		1.45%		0.98%		24%
C	16.08	0.07	(2.22)		(2.15)	—	(0.07)	—	—	(0.07)	13.86	(13.44)		7,217	2.19		2.19		0.45		24
I	16.23	0.19	(2.22)		(2.03)	—	(0.14)	—	—	(0.14)	14.06	(12.66)		1,733,270	1.24		1.24		1.19		24
R3	16.20	0.22	(2.30)		(2.08)	—	(0.14)	—	—	(0.14)	13.98	(12.99)		90	1.80		1.70		1.36		24
R4	16.19	0.05	(2.11)		(2.06)	—	(0.11)	—	—	(0.11)	14.02	(12.88)		3,710	1.49		1.48		0.36		24
R5	16.23	0.27	(2.29)		(2.02)	—	(0.14)	—	—	(0.14)	14.07	(12.56)		484	1.20		1.20		1.69		24
Y	16.25	0.23	(2.24)		(2.01)	—	(0.15)	—	—	(0.15)	14.09	(12.48)		123,082	1.11		1.11		1.43		24
F	16.23	0.30	(2.30)		(2.00)	—	(0.16)	—	—	(0.16)	14.07	(12.48)		154,306	1.08		1.08		1.89		24
SDR	16.26	0.23	(2.23)		(2.00)	—	(0.16)	—	—	(0.16)	14.10	(12.46)		930,480	1.08		1.08		1.43		24

For the Year Ended October 31, 2017
A	$12.59	$0.10	$3.62		$3.72	$—	$(0.08)	$—	$—	$(0.08)	$16.23	29.83%		$53,107	1.56%		1.50%		0.69%		33%
C	12.58	0.04	3.57		3.61	—	(0.11)	—	—	(0.11)	16.08	29.00		3,658	2.25		2.25		0.25		33
I	12.59	0.14	3.61		3.75	—	(0.11)	—	—	(0.11)	16.23	30.14		1,848,368	1.35		1.25		0.98		33
R3	12.58	0.10	3.62		3.72	—	(0.10)	—	—	(0.10)	16.20	29.87		13	1.86		1.48		0.71		33
R4	12.58	0.16	3.56		3.72	—	(0.11)	—	—	(0.11)	16.19	29.86		136	1.52		1.50		1.11		33
R5	12.58	0.13	3.63		3.76	—	(0.11)	—	—	(0.11)	16.23	30.26		13	1.25		1.20		0.97		33
Y	12.58	0.26	3.53		3.79	—	(0.12)	—	—	(0.12)	16.25	30.45		97,758	1.14		1.14		1.72		33
F(7)	12.98	0.16	3.09		3.25	—	—	—	—	—	16.23	25.04	(5)	42,462	1.10	(6)	1.10	(6)	1.57	(6)	33
SDR	12.60	0.15	3.63		3.78	—	(0.12)	—	—	(0.12)	16.26	30.32		710,039	1.10		1.10		1.10		33

For the Year Ended October 31, 2016
A	$11.56	$0.08	$1.02	(8)	$1.10	$—	$(0.07)	$—	$—	$(0.07)	$12.59	9.59%		$38,918	1.57%		1.49%		0.71%		47%
C(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	—	12.58	(0.79	)(5)	10	2.06	(6)	2.06	(6)	(2.06	)(6)	47
I	11.56	0.10	1.03	(8)	1.13	—	(0.10)	—	—	(0.10)	12.59	9.94		1,020,291	1.32		1.24		0.89		47
R3(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	—	12.58	(0.79	)(5)	10	1.75	(6)	1.75	(6)	(1.75	)(6)	47
R4(9)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	—	12.58	(0.79	)(5)	10	1.46	(6)	1.46	(6)	(1.46	)(6)	47
R5(9)	12.68	—	(0.10)		(0.10)	—	—	—	—	—	12.58	(0.79	)(5)	10	1.17	(6)	1.17	(6)	(1.16	)(6)	47
Y(9)	12.68	—	(0.10)		(0.10)	—	—	—	—	—	12.58	(0.79	)(5)	10	1.06	(6)	1.06	(6)	(1.06	)(6)	47
SDR	11.57	0.12	1.03	(8)	1.15	—	(0.12)	—	—	(0.12)	12.60	10.10		561,740	1.18		1.10		1.05		47

For the Year Ended October 31, 2015
A	$13.33	$0.10	$(1.83	)(8)	$(1.73)	$—	$(0.04)	$—	$—	$(0.04)	$11.56	(13.01)%		$41,116	1.57%		1.49%		0.76%		55%
I	13.40	0.13	(1.85	)(8)	(1.72)	—	(0.12)	—	—	(0.12)	11.56	(12.88)		877,480	1.33		1.24		1.05		55
SDR(10)	12.60	0.14	(1.17	)(8)	(1.03)	—	—	—	—	—	11.57	(8.17	)(5)	351,836	1.21	(6)	1.10	(6)	1.35	(6)	55

For the Year Ended October 31, 2014
A	$13.70	$0.08	$(0.37	)(8)	$(0.29)	$—	$(0.08)	$—	$—	$(0.08)	$13.33	(2.08)%		$122,722	1.50%		1.49%		0.61%		58%
I	13.76	0.12	(0.36	)(8)	(0.24)	—	(0.12)	—	—	(0.12)	13.40	(1.77)		1,135,896	1.26		1.24		0.87		58

The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$8.79	$0.28	$0.27	$0.55	$—	$(0.23)	$—	$—	$(0.23)	$9.11	6.28	%(5)	$3,501	1.32	%(6)	1.13	%(6)	6.24	%(6)	126%
C	8.74	0.24	0.28	0.52	—	(0.18)	—	—	(0.18)	9.08	5.99	(5)	165	2.19	(6)	1.90	(6)	5.56	(6)	126
I	8.78	0.29	0.28	0.57	—	(0.25)	—	—	(0.25)	9.10	6.54	(5)	33,826	1.02	(6)	0.83	(6)	6.54	(6)	126
R3	8.80	0.28	0.29	0.57	—	(0.25)	—	—	(0.25)	9.12	6.40	(5)	11	1.67	(6)	0.98	(6)	6.40	(6)	126
R4	8.78	0.29	0.27	0.56	—	(0.24)	—	—	(0.24)	9.10	6.51	(5)	11	1.35	(6)	0.92	(6)	6.48	(6)	126
R5	8.78	0.29	0.28	0.57	—	(0.25)	—	—	(0.25)	9.10	6.57	(5)	11	1.05	(6)	0.85	(6)	6.55	(6)	126
Y	8.78	0.29	0.28	0.57	—	(0.25)	—	—	(0.25)	9.10	6.59	(5)	1,654	0.95	(6)	0.76	(6)	6.56	(6)	126
F	8.78	0.29	0.28	0.57	—	(0.25)	—	—	(0.25)	9.10	6.62	(5)	29,543	0.94	(6)	0.75	(6)	6.62	(6)	126
SDR	8.79	0.29	0.28	0.57	—	(0.25)	—	—	(0.25)	9.11	6.62	(5)	36,176	0.94	(6)	0.75	(6)	6.62	(6)	126

For the Year Ended October 31, 2018
A	$9.98	$0.50	$(1.02)	$(0.52)	$—	$(0.32)	$(0.13)	$(0.22)	$(0.67)	$8.79	(5.34)%		$3,389	1.29%		1.08%		5.42%		285%
C	9.95	0.41	(1.01)	(0.60)	—	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)		414	2.16		1.90		4.52		285
I	9.97	0.52	(1.02)	(0.50)	—	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)		36,557	1.02		0.85		5.63		285
R3	9.97	0.50	(1.03)	(0.53)	—	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)		10	1.65		1.25		5.23		285
R4	9.97	0.52	(1.03)	(0.51)	—	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)		10	1.35		0.92		5.54		285
R5	9.97	0.53	(1.03)	(0.50)	—	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)		10	1.06		0.85		5.58		285
Y	9.97	0.49	(0.98)	(0.49)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)		970	0.95		0.77		5.29		285
F	9.96	0.53	(1.01)	(0.48)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)		28,842	0.94		0.75		5.67		285
SDR	9.98	0.56	(1.05)	(0.49)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)		34,841	0.94		0.75		5.89		285

For the Year Ended October 31, 2017
A	$9.79	$0.55	$0.27	$0.82	$—	$(0.53)	$(0.10)	$—	$(0.63)	$9.98	8.83%		$2,472	1.15%		1.03%		5.65%		212%
C	9.78	0.46	0.29	0.75	—	(0.48)	(0.10)	—	(0.58)	9.95	8.01		73	2.03		1.90		4.72		212
I	9.78	0.57	0.28	0.85	—	(0.56)	(0.10)	—	(0.66)	9.97	9.08		15,441	0.94		0.82		5.86		212
R3	9.78	0.54	0.28	0.82	—	(0.53)	(0.10)	—	(0.63)	9.97	8.74		36	1.63		1.19		5.53		212
R4	9.78	0.55	0.28	0.83	—	(0.54)	(0.10)	—	(0.64)	9.97	8.88		11	1.33		1.02		5.67		212
R5	9.78	0.57	0.27	0.84	—	(0.55)	(0.10)	—	(0.65)	9.97	9.07		11	1.04		0.85		5.82		212
Y	9.78	0.57	0.28	0.85	—	(0.56)	(0.10)	—	(0.66)	9.97	9.16		122	0.91		0.79		5.81		212
F(7)	9.70	0.39	0.30	0.69	—	(0.43)	—	—	(0.43)	9.96	7.22	(5)	11	0.87	(6)	0.75	(6)	5.90	(6)	212
SDR	9.79	0.58	0.27	0.85	—	(0.56)	(0.10)	—	(0.66)	9.98	9.16		57,054	0.87		0.75		5.93		212

For the Year Ended October 31, 2016
A	$9.04	$0.52	$0.51	$1.03	$—	$(0.28)	$—	$—	$(0.28)	$9.79	11.59%		$1,707	1.82%		1.11%		5.61%		147%
C(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(5)	10	1.73	(6)	1.73	(6)	7.72	(6)	147
I	9.02	0.55	0.51	1.06	—	(0.30)	—	—	(0.30)	9.78	11.94		9,218	1.54		0.85		5.89		147
R3(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(5)	10	1.41	(6)	1.41	(6)	8.09	(6)	147
R4(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(5)	10	1.13	(6)	1.13	(6)	8.46	(6)	147
R5(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(5)	10	0.84	(6)	0.84	(6)	8.46	(6)	147
Y(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(5)	10	0.73	(6)	0.73	(6)	8.82	(6)	147
SDR	9.03	0.56	0.51	1.07	—	(0.31)	—	—	(0.31)	9.79	12.04		51,219	1.36		0.71		5.99		147

For the Year Ended October 31, 2015
A	$9.97	$0.53	$(1.19)	$(0.66)	$—	$(0.18)	$(0.06)	$(0.03)	$(0.27)	$9.04	(6.59)%		$1,637	2.01%		1.15%		5.75%		209%
I	9.96	0.53	(1.17)	(0.64)	—	(0.22)	(0.06)	(0.02)	(0.30)	9.02	(6.47)		5,980	1.68		0.90		5.66		209
SDR(10)	9.23	0.49	(0.57)	(0.08)	—	(0.09)	—	(0.03)	(0.12)	9.03	(0.87	)(5)	21,171	1.66	(6)	0.75	(6)	6.32	(6)	209

For the Year Ended October 31, 2014
A	$10.14	$0.67	$(0.33)	$0.34	$—	$(0.47)	$(0.04)	$—	$(0.51)	$9.97	3.32%		$2,061	1.86%		1.15%		6.58%		380%
I	10.14	0.67	(0.32)	0.35	—	(0.49)	(0.04)	—	(0.53)	9.96	3.48		33,731	1.68		0.90		6.66		380

The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Global Strategic Bond Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$8.99	$0.09	$(8.71)	$(8.62)	$—	$(0.37)	$—	$—	$(0.37)	$—	0.99	%(5)	$—	1.53	%(6)	0.91	%(6)	1.99	%(6)	52%
C	8.98	0.05	(8.69)	(8.64)	—	(0.34)	—	—	(0.34)	—	0.65	(5)	—	2.34	(6)	1.64	(6)	1.24	(6)	52
I	9.05	0.10	(8.75)	(8.65)	—	(0.40)	—	—	(0.40)	—	1.09	(5)	—	1.29	(6)	0.51	(6)	2.38	(6)	52
R3	9.05	0.09	(8.78)	(8.69)	—	(0.36)	—	—	(0.36)	—	0.80	(5)	—	1.73	(6)	0.76	(6)	2.09	(6)	52
R4	9.05	0.09	(8.78)	(8.69)	—	(0.36)	—	—	(0.36)	—	0.92	(5)	—	1.43	(6)	0.72	(6)	2.12	(6)	52
R5	9.05	0.10	(8.78)	(8.68)	—	(0.37)	—	—	(0.37)	—	0.91	(5)	—	1.14	(6)	0.68	(6)	2.16	(6)	52
Y	9.07	0.10	(8.80)	(8.70)	—	(0.37)	—	—	(0.37)		0.91	(5)	—	1.09	(6)	0.63	(6)	2.23	(6)	52
F	9.07	0.10	(8.80)	(8.70)	—	(0.37)	—	—	(0.37)		1.05	(5)	—	1.05	(6)	0.58	(6)	2.26	(6)	52
SDR	8.98	0.10	(8.71)	(8.61)	—	(0.37)	—	—	(0.37)		0.97	(5)	—	1.10	(6)	0.58	(6)	2.31	(6)	52

For the Year Ended October 31, 2018
A	$9.07	$0.20	$(0.18)	$0.02	$—	$(0.10)	$—	$—	$(0.10)	$8.99	0.20%		$509	1.39%		1.02%		2.16%		157%
C	9.07	0.15	(0.18)	(0.03)	—	(0.06)	—	—	(0.06)	8.98	(0.32)		58	2.25		1.64		1.62		157
I	9.13	0.22	(0.19)	0.03	—	(0.11)	—	—	(0.11)	9.05	0.36		194	1.10		0.76		2.44		157
R3	9.12	0.21	(0.18)	0.03	—	(0.10)	—	—	(0.10)	9.05	0.37		10	1.73		0.88		2.25		157
R4	9.13	0.21	(0.18)	0.03	—	(0.11)	—	—	(0.11)	9.05	0.30		10	1.41		0.81		2.31		157
R5	9.12	0.21	(0.17)	0.04	—	(0.11)	—	—	(0.11)	9.05	0.46		10	1.12		0.77		2.34		157
Y	9.14	0.22	(0.17)	0.05	—	(0.12)	—	—	(0.12)	9.07	0.51		10	1.06		0.69		2.44		157
F	9.14	0.23	(0.18)	0.05	—	(0.12)	—	—	(0.12)	9.07	0.54		10	1.00		0.64		2.50		157
SDR	9.05	0.23	(0.18)	0.05	—	(0.12)	—	—	(0.12)	8.98	0.55		63,406	1.00		0.64		2.49		157

For the Year Ended October 31, 2017
A	$9.21	$0.15	$0.02	$0.17	$—	$(0.28)	$—	$(0.03)	$(0.31)	$9.07	1.85%		$305	1.28%		1.04%		1.67%		127%
C	9.25	0.09	0.01	0.10	—	(0.25)	—	(0.03)	(0.28)	9.07	1.13		10	1.94		1.69		1.00		127
I	9.26	0.17	0.01	0.18	—	(0.28)	—	(0.03)	(0.31)	9.13	2.03		11	1.04		0.79		1.86		127
R3	9.26	0.15	—	0.15	—	(0.26)	—	(0.03)	(0.29)	9.12	1.82		10	1.65		1.04		1.64		127
R4	9.26	0.16	0.01	0.17	—	(0.27)	—	(0.03)	(0.30)	9.13	2.02		10	1.33		0.92		1.78		127
R5	9.26	0.17	—	0.17	—	(0.28)	—	(0.03)	(0.31)	9.12	1.91		10	1.04		0.81		1.86		127
Y	9.26	0.19	—	0.19	—	(0.28)	—	(0.03)	(0.31)	9.14	2.14		10	0.87		0.64		2.07		127
F(7)	9.02	0.14	(0.02)	0.12	—	—	—	—	—	9.14	1.33	(5)	10	0.89	(6)	0.64	(6)	2.34	(6)	127
SDR	9.17	0.18	0.02	0.20	—	(0.28)	—	(0.04)	(0.32)	9.05	2.21		59,689	0.87		0.64		2.03		127

For the Year Ended October 31, 2016
A	$9.08	$(0.10)	$0.27	$0.17	$—	$(0.04)	$—	$—	$(0.04)	$9.21	1.92%		$125	1.40%		1.02%		(1.06)%		140%
C(9)	9.29	0.04	(0.07)	(0.03)	—	(0.01)	—	—	(0.01)	9.25	(0.35	)(5)	10	1.69	(6)	1.69	(6)	16.49	(6)	140
I	9.10	(0.04)	0.24	0.20	—	(0.04)	—	—	(0.04)	9.26	2.24		10	1.05		0.78		(0.42)		140
R3(9)	9.29	0.04	(0.06)	(0.02)	—	(0.01)	—	—	(0.01)	9.26	(0.35	)(5)	10	1.37	(6)	1.37	(6)	15.76	(6)	140
R4(9)	9.29	0.04	(0.06)	(0.02)	—	(0.01)	—	—	(0.01)	9.26	(0.34	)(5)	10	1.08	(6)	1.08	(6)	16.12	(6)	140
R5(9)	9.29	0.04	(0.06)	(0.02)	—	(0.01)	—	—	(0.01)	9.26	(0.23	)(5)	10	0.80	(6)	0.80	(6)	17.59	(6)	140
Y(9)	9.29	0.04	(0.06)	(0.02)	—	(0.01)	—	—	(0.01)	9.26	(0.23	)(5)	10	0.69	(6)	0.69	(6)	16.49	(6)	140
SDR	9.12	0.11	0.10	0.21	—	(0.16)	—	—	(0.16)	9.17	2.33		70,334	1.01		0.62		1.19		140

For the Year Ended October 31, 2015
A	$10.16	$0.03	$(0.57)	$(0.54)	$—	$(0.54)	$—	$—	$(0.54)	$9.08	(5.51)%		$471	1.40%		1.04%		0.35%		73%
I	10.16	0.07	(0.58)	(0.51)	—	(0.55)	—	—	(0.55)	9.10	(5.20)		13,362	1.21		0.79		0.78		73
SDR(11)	9.43	0.08	(0.39)	(0.31)	—	—	—	—	—	9.12	(3.29)		96,582	0.87	(6)	0.64	(6)	1.03	(6)	73

For the Year Ended October 31, 2014
A(12)	$10.00	$0.01	$0.15	$0.16	$—	$—	$—	$—	$—	$10.16	1.64%		$1,483	2.19	%(6)	1.04	%(6)	0.19	%(6)	20%
I(12)	10.00	0.02	0.15	0.17	—	(0.01)	—	—	(0.01)	10.16	1.68		28,444	1.94	(6)	0.79	(6)	0.49	(6)	20

The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Multi-Cap Value Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$8.97	$0.11	$0.42		$0.53	$—	$(0.11)	$(0.22)	$—	$(0.33)	$9.17	6.32	%(5)	$102,776	1.09	%(6)	1.08	%(6)	2.42	%(6)	55%
C	8.90	0.06	0.45		0.51	—	(0.08)	(0.22)	—	(0.30)	9.11	6.04	(5)	26,008	1.87	(6)	1.87	(6)	1.41	(6)	55
I	8.96	0.11	0.44		0.55	—	(0.12)	(0.22)	—	(0.34)	9.17	6.55	(5)	842,238	0.85	(6)	0.85	(6)	2.45	(6)	55
R3	8.94	0.21	0.32		0.53	—	(0.10)	(0.22)	—	(0.32)	9.15	6.26	(5)	18,248	1.34	(6)	1.33	(6)	4.74	(6)	55
R4	8.95	0.11	0.42		0.53	—	(0.11)	(0.22)	—	(0.33)	9.15	6.31	(5)	2,446	1.12	(6)	1.12	(6)	2.43	(6)	55
R5	8.95	0.10	0.45		0.55	—	(0.12)	(0.22)	—	(0.34)	9.16	6.56	(5)	21,888	0.86	(6)	0.86	(6)	2.31	(6)	55
Y	8.96	0.12	0.42		0.54	—	(0.12)	(0.22)	—	(0.34)	9.16	6.48	(5)	129,962	0.80	(6)	0.79	(6)	2.64	(6)	55
F	8.97	0.12	0.43		0.55	—	(0.13)	(0.22)	—	(0.35)	9.17	6.50	(5)	318,227	0.76	(6)	0.75	(6)	2.64	(6)	55
SDR	8.96	0.11	0.44		0.55	—	(0.13)	(0.22)	—	(0.35)	9.16	6.50	(5)	618,064	0.76	(6)	0.75	(6)	2.59	(6)	55

For the Year Ended October 31, 2018
A	$10.18	$0.23	$(1.09)		$(0.86)	$—	$(0.24)	$(0.11)	$—	$(0.35)	$8.97	(8.71)%		$67,252	1.13%		1.10%		2.26%		87%
C	10.12	0.17	(1.10)		(0.93)	—	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)		25,614	1.88		1.85		1.71		87
I	10.17	0.26	(1.09)		(0.83)	—	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)		875,109	0.87		0.84		2.64		87
R3	10.15	0.22	(1.10)		(0.88)	—	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)		613	1.50		1.43		2.22		87
R4	10.16	0.20	(1.06)		(0.86)	—	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)		1,312	1.20		1.16		2.03		87
R5	10.17	0.27	(1.11)		(0.84)	—	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)		22,482	0.88		0.85		2.68		87
Y	10.17	0.25	(1.07)		(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)		80,993	0.83		0.81		2.57		87
F	10.18	0.28	(1.10)		(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)		251,677	0.78		0.75		2.78		87
SDR	10.17	0.27	(1.09)		(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)		540,822	0.78		0.75		2.69		87

For the Year Ended October 31, 2017
A	$8.61	$0.20	$1.53		$1.73	$—	$(0.16)	$—	$—	$(0.16)	$10.18	20.26%		$58,977	1.20%		1.12%		2.08%		63%
C	8.60	0.15	1.50		1.65	—	(0.13)	—	—	(0.13)	10.12	19.31		15,580	1.93		1.85		1.51		63
I	8.60	0.24	1.52		1.76	—	(0.19)	—	—	(0.19)	10.17	20.47		706,652	0.91		0.82		2.48		63
R3	8.60	0.20	1.49		1.69	—	(0.14)	—	—	(0.14)	10.15	19.82		105	1.58		1.42		2.03		63
R4	8.60	0.18	1.54		1.72	—	(0.16)	—	—	(0.16)	10.16	20.23		809	1.24		1.15		1.83		63
R5	8.60	0.23	1.52		1.75	—	(0.18)	—	—	(0.18)	10.17	20.57		14,212	0.93		0.85		2.32		63
Y	8.60	0.21	1.56		1.77	—	(0.20)	—	—	(0.20)	10.17	20.80		4,440	0.84		0.76		2.30		63
F(7)	9.13	0.17	1.02		1.19	—	(0.14)	—	—	(0.14)	10.18	13.07	(5)	110,585	0.83	(6)	0.75	(6)	2.60	(6)	63
SDR	8.60	0.23	1.53		1.76	—	(0.19)	—	—	(0.19)	10.17	20.70		448,891	0.83		0.75		2.43		63

For the Year Ended October 31, 2016
A	$8.48	$0.15	$0.17	(8)	$0.32	$—	$(0.19)	$—	$—	$(0.19)	$8.61	3.88%		$27,751	1.47%		1.14%		1.80%		94%
C(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	—	8.60	(0.23	)(5)	10	1.80	(6)	1.80	(6)	(1.10	)(6)	94
I	8.47	0.18	0.16	(8)	0.34	—	(0.21)	—	—	(0.21)	8.60	4.27		183,321	1.22		0.89		2.15		94
R3(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	—	8.60	(0.23	)(5)	10	1.48	(6)	1.48	(6)	(0.73	)(6)	94
R4(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	—	8.60	(0.23	)(5)	10	1.19	(6)	1.19	(6)	(0.37	)(6)	94
R5(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	—	8.60	(0.23	)(5)	10	0.91	(6)	0.91	(6)	0.73	(6)	94
Y(9)	8.62	—	(0.02)		(0.02)	—	—	—	—	—	8.60	(0.23	)(5)	10	0.80	(6)	0.80	(6)	—	(6)	94
SDR	8.46	0.20	0.16	(8)	0.36	—	(0.22)	—	—	(0.22)	8.60	4.44		221,643	1.06		0.75		2.37		94

For the Year Ended October 31, 2015
A	$9.46	$0.20	$(0.68	)(8)	$(0.48)	$—	$(0.24)	$(0.26)	$—	$(0.50)	$8.48	(5.27)%		$19,330	1.48%		1.17%		2.21%		90%
I	9.46	0.22	(0.69	)(8)	(0.47)	—	(0.26)	(0.26)	—	(0.52)	8.47	(5.12)		218,467	1.22		0.91		2.45		90
SDR(10)	8.79	0.24	(0.38)		(0.14)	—	(0.19)	—	—	(0.19)	8.46	(1.62	)(5)	75,256	1.08	(6)	0.76	(6)	3.18	(6)	90

For the Year Ended October 31, 2014
A	$10.22	$0.26	$(0.20	)(8)	$0.06	$—	$(0.32)	$(0.50)	$—	$(0.82)	$9.46	0.67%		$24,498	1.51%		1.30%		2.66%		66%
I	10.21	0.28	(0.17	)(8)	0.11	—	(0.36)	(0.50)	—	(0.86)	9.46	1.15		213,991	1.14		0.95		2.86		66

The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Stock Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$12.46	$0.11	$1.02		$1.13	$—	$(0.15)	$(0.75)	$—	$(0.90)	$12.69	10.13	%(5)	$26,158	1.15	%(6)	1.11	%(6)	1.79	%(6)	21%
C	11.90	0.06	0.98		1.04	—	(0.10)	(0.75)	—	(0.85)	12.09	9.71	(5)	4,067	1.90	(6)	1.86	(6)	1.02	(6)	21
I	12.09	0.11	0.99		1.10	—	(0.17)	(0.75)	—	(0.92)	12.27	10.23	(5)	196,569	0.87	(6)	0.83	(6)	1.93	(6)	21
R3	12.08	0.18	0.91		1.09	—	(0.15)	(0.75)	—	(0.90)	12.27	10.13	(5)	75	1.39	(6)	1.13	(6)	3.10	(6)	21
R4	12.09	0.13	0.97		1.10	—	(0.16)	(0.75)	—	(0.91)	12.28	10.18	(5)	38	1.15	(6)	0.97	(6)	2.25	(6)	21
R5	12.10	0.15	0.95		1.10	—	(0.17)	(0.75)	—	(0.92)	12.28	10.17	(5)	55	0.92	(6)	0.87	(6)	2.50	(6)	21
Y	12.11	0.10	1.00		1.10	—	(0.17)	(0.75)	—	(0.92)	12.29	10.23	(5)	4,989	0.87	(6)	0.83	(6)	1.71	(6)	21
F	12.10	0.14	0.97		1.11	—	(0.17)	(0.75)	—	(0.92)	12.29	10.32	(5)	36,346	0.81	(6)	0.77	(6)	2.49	(6)	21
SDR	12.10	0.11	1.00		1.11	—	(0.18)	(0.75)	—	(0.93)	12.28	10.29	(5)	74,249	0.82	(6)	0.78	(6)	1.84	(6)	21

For the Year Ended October 31, 2018
A	$13.62	$0.19	$(1.22)		$(1.03)	$—	$(0.13)	$—	$—	$(0.13)	$12.46	(7.63)%		$11,234	1.25%		1.16%		1.40%		65%
C	13.11	0.13	(1.21)		(1.08)	—	(0.13)	—	—	(0.13)	11.90	(8.33)		1,824	2.01		1.92		0.97		65
I	13.20	0.22	(1.17)		(0.95)	—	(0.16)	—	—	(0.16)	12.09	(7.32)		129,528	0.93		0.85		1.70		65
R3	13.19	0.21	(1.19)		(0.98)	—	(0.13)	—	—	(0.13)	12.08	(7.49)		12	1.61		1.02		1.59		65
R4	13.20	0.22	(1.19)		(0.97)	—	(0.14)	—	—	(0.14)	12.09	(7.42)		12	1.31		0.97		1.64		65
R5	13.22	0.22	(1.18)		(0.96)	—	(0.16)	—	—	(0.16)	12.10	(7.36)		12	1.01		0.90		1.69		65
Y	13.23	0.12	(1.07)		(0.95)	—	(0.17)	—	—	(0.17)	12.11	(7.32)		5,693	0.90		0.81		0.97		65
F	13.22	0.22	(1.17)		(0.95)	—	(0.17)	—	—	(0.17)	12.10	(7.32)		9,204	0.89		0.80		1.69		65
SDR	13.23	0.23	(1.18)		(0.95)	—	(0.18)	—	—	(0.18)	12.10	(7.33)		67,339	0.89		0.80		1.71		65

For the Year Ended October 31, 2017
A	$11.02	$0.12	$2.64		$2.76	$—	$(0.16)	$—	$—	$(0.16)	$13.62	25.41%		$5,930	1.32%		1.20%		0.98%		53%
C	10.69	(0.02)	2.60		2.58	—	(0.16)	—	—	(0.16)	13.11	24.60		321	2.01		1.94		(0.13)		53
I	10.69	0.14	2.55		2.69	—	(0.18)	—	—	(0.18)	13.20	25.69		116,660	1.02		0.95		1.24		53
R3	10.69	0.12	2.55		2.67	—	(0.17)	—	—	(0.17)	13.19	25.45		13	1.62		1.18		1.04		53
R4	10.69	0.13	2.56		2.69	—	(0.18)	—	—	(0.18)	13.20	25.61		13	1.34		1.08		1.15		53
R5	10.69	0.16	2.55		2.71	—	(0.18)	—	—	(0.18)	13.22	25.88		13	1.02		0.90		1.34		53
Y	10.69	0.13	2.59		2.72	—	(0.18)	—	—	(0.18)	13.23	25.99		115	0.88		0.79		1.04		53
F(7)	10.87	0.04	2.31		2.35	—	—	—	—	—	13.22	21.62	(5)	844	0.85	(6)	0.80	(6)	0.52	(6)	53
SDR	10.70	0.17	2.55		2.72	—	(0.19)	—	—	(0.19)	13.23	25.88		77,051	0.86		0.80		1.45		53

For the Year Ended October 31, 2016
A	$11.35	$0.12	$(0.35	)(8)	$(0.23)	$—	$(0.10)	$—	$—	$(0.10)	$11.02	(2.01)%		$3,217	1.45%		1.18%		1.11%		53%
C(9)	10.64	(0.01)	0.06		0.05	—	—	—	—	—	10.69	0.47	(5)	10	1.77	(6)	1.77	(6)	(1.77	)(6)	53
I	11.01	0.14	(0.33	)(8)	(0.19)	—	(0.13)	—	—	(0.13)	10.69	(1.70)		82,726	1.20		0.92		1.33		53
R3(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(5)	10	1.47	(6)	1.47	(6)	(1.47	)(6)	53
R4(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(5)	10	1.17	(6)	1.17	(6)	(1.17	)(6)	53
R5(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(5)	10	0.89	(6)	0.89	(6)	(0.87	)(6)	53
Y(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(5)	10	0.78	(6)	0.78	(6)	(0.78	)(6)	53
SDR	11.02	0.16	(0.33	)(8)	(0.17)	—	(0.15)	—	—	(0.15)	10.70	(1.54)		64,263	1.07		0.79		1.54		53

For the Year Ended October 31, 2015
A	$11.93	$0.05	$(0.18)		$(0.13)	$—	$—	$(0.45)	$—	$(0.45)	$11.35	(1.08)%		$3,921	1.38%		1.17%		0.46%		45%
I	11.86	0.12	(0.23	)(8)	(0.11)	—	(0.29)	(0.45)	—	(0.74)	11.01	(0.89)		104,237	1.19		0.95		1.02		45
SDR(10)	10.88	0.17	(0.03)		0.14	—	—	—	—	—	11.02	1.29	(5)	54,747	1.09	(6)	0.81	(6)	1.78	(6)	45

For the Year Ended October 31, 2014
A	$12.11	$0.26	$(0.22	)(8)	$0.04	$—	$(0.12)	$(0.10)	$—	$(0.22)	$11.93	0.30%		$84,474	1.31%		1.23%		2.17%		54%
I	12.04	0.29	(0.23	)(8)	0.06	—	(0.14)	(0.10)	—	(0.24)	11.86	0.54		98,855	1.03		0.95		2.39		54

The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Securitized Income Fund

For the Period Ended April 30, 2019 (Unaudited)(13)
A	$10.00	$0.04	$0.01	$0.05	$—	$(0.03)	$—	$—	$(0.03)	$10.02	0.54	%(5)	$3,520	1.61	%(6)(17)	0.89	%(6)(15)(18)	2.36	%(6)(16)	5%
I	10.00	0.04	0.02	0.06	—	(0.04)	—	—	(0.04)	10.02	0.56	(5)	3,553	1.36	(6)(17)	0.77	(6)(15)(18)	2.48	(6)(16)	5
Y	10.00	0.04	0.02	0.06	—	(0.04)	—	—	(0.04)	10.02	0.56	(5)	3,520	1.36	(6)(17)	0.76	(6)(15)(18)	2.48	(6)(16)	5
F	10.00	0.04	0.02	0.06	—	(0.04)	—	—	(0.04)	10.02	0.56	(5)	2,512	1.36	(6)(17)	0.77	(6)(15)(18)	2.51	(6)(16)	5
SDR	10.00	0.04	0.02	0.06	—	(0.04)	—	—	(0.04)	10.02	0.57	(5)	12,527	1.36	(6)(17)	0.76	(6)(15)(18)	2.48	(6)(16)	5

Hartford Schroders Tax-Aware Bond Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$10.66	$0.13	$0.51	$0.64	$—	$(0.12)	$(0.12)	$—	$(0.24)	$11.06	6.07	%(5)	$24,417	0.86	%(6)	0.71	%(6)	2.33	%(6)	112%
C	10.65	0.08	0.51	0.59	—	(0.07)	(0.12)	—	(0.19)	11.05	5.60	(5)	5,260	1.61	(6)	1.54	(6)	1.50	(6)	112
I	10.67	0.14	0.52	0.66	—	(0.14)	(0.12)	—	(0.26)	11.07	6.19	(5)	127,934	0.63	(6)	0.47	(6)	2.57	(6)	112
Y	10.67	0.14	0.51	0.65	—	(0.13)	(0.12)	—	(0.25)	11.07	6.18	(5)	197	0.56	(6)	0.49	(6)	2.55	(6)	112
F	10.67	0.14	0.52	0.66	—	(0.14)	(0.12)	—	(0.26)	11.07	6.20	(5)	12,698	0.54	(6)	0.46	(6)	2.58	(6)	112
SDR	10.66	0.14	0.52	0.66	—	(0.14)	(0.12)	—	(0.26)	11.06	6.20	(5)	63,232	0.54	(6)	0.46	(6)	2.58	(6)	112

For the Year Ended October 31, 2018
A	$11.08	$0.23	$(0.42)	$(0.19)	$—	$(0.22)	$(0.01)	$—	$(0.23)	$10.66	(1.77)%		$25,186	0.86%		0.71%		2.07%		161%
C	11.07	0.14	(0.43)	(0.29)	—	(0.12)	(0.01)	—	(0.13)	10.65	(2.64)		4,819	1.62		1.53		1.24		161
I	11.10	0.25	(0.42)	(0.17)	—	(0.25)	(0.01)	—	(0.26)	10.67	(1.59)		120,282	0.62		0.46		2.31		161
Y	11.10	0.25	(0.43)	(0.18)	—	(0.24)	(0.01)	—	(0.25)	10.67	(1.63)		214	0.57		0.48		2.30		161
F	11.10	0.26	(0.44)	(0.18)	—	(0.24)	(0.01)	—	(0.25)	10.67	(1.60)		8,689	0.55		0.46		2.36		161
SDR	11.09	0.25	(0.43)	(0.18)	—	(0.24)	(0.01)	—	(0.25)	10.66	(1.60)		59,590	0.55		0.46		2.30		161

For the Year Ended October 31, 2017
A	$11.19	$0.20	$(0.07)	$0.13	$—	$(0.20)	$(0.04)	$—	$(0.24)	$11.08	1.20%		$22,948	0.86%		0.71%		1.83%		72%
C	11.20	0.11	(0.07)	0.04	—	(0.13)	(0.04)	—	(0.17)	11.07	0.40		4,712	1.58		1.50		0.96		72
I	11.21	0.23	(0.07)	0.16	—	(0.23)	(0.04)	—	(0.27)	11.10	1.45		147,851	0.58		0.46		2.10		72
Y	11.20	0.23	(0.07)	0.16	—	(0.22)	(0.04)	—	(0.26)	11.10	1.53		10	0.54		0.46		2.08		72
F(7)	10.93	0.14	0.17	0.31	—	(0.14)	—	—	(0.14)	11.10	2.85	(5)	2,377	0.53	(6)	0.46	(6)	1.96	(6)	72
SDR	11.20	0.23	(0.07)	0.16	—	(0.23)	(0.04)	—	(0.27)	11.09	1.46		70,615	0.54		0.46		2.12		72

For the Year Ended October 31, 2016
A	$10.84	$0.25	$0.35	$0.60	$—	$(0.25)	$—	$—	$(0.25)	$11.19	5.61%		$8,648	0.90%		0.70%		2.22%		42%
C(9)	11.23	—	(0.01)	(0.01)	—	(0.02)	—	—	(0.02)	11.20	(0.10	)(5)	10	1.46	(6)	1.45	(6)	1.47	(6)	42
I	10.84	0.28	0.37	0.65	—	(0.28)	—	—	(0.28)	11.21	6.02		82,088	0.66		0.45		2.55		42
Y(9)	11.23	0.01	(0.02)	(0.01)	—	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	10	0.46	(6)	0.45	(6)	2.56	(6)	42
SDR(9)	11.23	0.01	(0.02)	(0.01)	—	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	66,275	0.47	(6)	0.46	(6)	4.71	(6)	42

For the Year Ended October 31, 2015
A	$10.93	$0.25	$(0.10)	$0.15	$—	$(0.24)	$—	$—	$(0.24)	$10.84	1.42	%(5)	$1,039	1.01	%(6)	0.71	%(6)	2.77	%(6)	36%
I	11.09	0.32	(0.10)	0.22	—	(0.32)	(0.15)	—	(0.47)	10.84	2.00		105,036	0.70		0.46		2.93		36

For the Year Ended October 31, 2014
I	10.20	0.36	1.01	1.37	—	(0.36)	(0.12)	—	(0.48)	11.09	13.85		96,342	0.68		0.46		3.45		27

The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders US Small Cap Opportunities Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$25.55	$0.02	$1.54	$1.56	$—	$(0.01)	$(2.25)	$—	$(2.26)	$24.85	7.58	%(5)	$17,799	1.41	%(6)	1.34	%(6)	0.21	%(6)	21%
C	26.20	(0.06)	1.57	1.51	—	—	(2.25)	—	(2.25)	25.46	7.19	(5)	6,943	2.18	(6)	2.10	(6)	(0.53	)(6)	21
I	26.71	0.06	1.61	1.67	—	(0.06)	(2.25)	—	(2.31)	26.07	7.75	(5)	114,245	1.11	(6)	1.05	(6)	0.52	(6)	21
R3	26.53	(0.01)	1.60	1.59	—	—	(2.25)	—	(2.25)	25.87	7.41	(5)	172	1.66	(6)	1.55	(6)	(0.05	)(6)	21
R4	26.68	0.02	1.63	1.65	—	(0.04)	(2.25)	—	(2.29)	26.04	7.65	(5)	127	1.31	(6)	1.18	(6)	0.16	(6)	21
R5	26.70	0.06	1.60	1.66	—	(0.06)	(2.25)	—	(2.31)	26.05	7.71	(5)	30	1.11	(6)	1.04	(6)	0.51	(6)	21
Y	26.73	0.08	1.60	1.68	—	(0.09)	(2.25)	—	(2.34)	26.07	7.78	(5)	24,583	1.02	(6)	0.95	(6)	0.61	(6)	21
F	26.74	0.08	1.60	1.68	—	(0.09)	(2.25)	—	(2.34)	26.08	7.77	(5)	3,147	1.02	(6)	0.95	(6)	0.62	(6)	21
SDR	26.78	0.08	1.59	1.67	—	(0.09)	(2.25)	—	(2.34)	26.11	7.75	(5)	10,995	1.02	(6)	0.95	(6)	0.63	(6)	21

For the Year Ended October 31, 2018
A	$27.97	$(0.02)	$(0.04)	$(0.06)	$—	$—	$(2.36)	$—	$(2.36)	$25.55	(0.34)%		$13,976	1.43%		1.34%		(0.08)%		42%
C	28.82	(0.23)	(0.03)	(0.26)	—	—	(2.36)	—	(2.36)	26.20	(1.08)		6,892	2.18		2.09		(0.84)		42
I	29.14	0.07	(0.05)	0.02	—	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)		109,710	1.12		1.04		0.25		42
R3	29.06	(0.08)	(0.05)	(0.13)	—	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)		66	1.75		1.58		(0.30)		42
R4	29.08	0.04	(0.04)	—	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)		11	1.45		1.13		0.12		42
R5	29.11	0.07	(0.05)	0.02	—	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)		19	1.15		1.05		0.23		42
Y	29.14	0.09	(0.05)	0.04	—	(0.09)	(2.36)	—	(2.45)	26.73	0.03		23,507	1.03		0.95		0.33		42
F	29.15	0.08	(0.04)	0.04	—	(0.09)	(2.36)	—	(2.45)	26.74	0.04		2,841	1.03		0.95		0.30		42
SDR	29.19	0.13	(0.08)	0.05	—	(0.10)	(2.36)	—	(2.46)	26.78	0.07		10,952	1.03		0.95		0.44		42

For the Year Ended October 31, 2017
A	$23.78	$(0.07)	$5.71	$5.64	$—	$(0.07)	$(1.38)	$—	$(1.45)	$27.97	24.43%		$17,379	1.41%		1.35%		(0.25)%		69%
C	24.66	(0.27)	5.90	5.63	—	(0.09)	(1.38)	—	(1.47)	28.82	23.50		4,426	2.14		2.08		(1.00)		69
I	24.67	0.05	5.90	5.95	—	(0.10)	(1.38)	—	(1.48)	29.14	24.85		124,651	1.05		1.00		0.20		69
R3	24.67	(0.07)	5.91	5.84	—	(0.07)	(1.38)	—	(1.45)	29.06	24.36		54	1.76		1.38		(0.27)		69
R4	24.67	(0.01)	5.88	5.87	—	(0.08)	(1.38)	—	(1.46)	29.08	24.51		11	1.46		1.22		(0.03)		69
R5	24.67	0.04	5.88	5.92	—	(0.10)	(1.38)	—	(1.48)	29.11	24.72		20	1.25		1.05		0.13		69
Y	24.67	(0.05)	6.00	5.95	—	(0.10)	(1.38)	—	(1.48)	29.14	24.86		26,227	1.04		0.95		(0.17)		69
F(7)	26.78	0.02	2.35	2.37	—	—	—	—	—	29.15	8.85	(5)	1,256	1.00	(6)	0.96	(6)	0.10	(6)	69
SDR	24.71	0.05	5.91	5.96	—	(0.10)	(1.38)	—	(1.48)	29.19	24.86		32,525	1.00		0.95		0.17		69

For the Year Ended October 31, 2016
A	$24.46	$0.03	$1.14 (8)	$1.17	$—	$—	$(1.85)	$—	$(1.85)	$23.78	5.33%		$2,579	1.65%		1.41%		0.12%		51%
C(9)	24.96	(0.01)	(0.29)	(0.30)	—	—	—	—	—	24.66	(1.20	)(5)	10	1.90	(6)	1.90	(6)	(1.70	)(6)	51
I	25.25	0.08	1.19 (8)	1.27	—	—	(1.85)	—	(1.85)	24.67	5.58		113,072	1.41		1.16		0.33		51
R3(9)	24.96	(0.01)	(0.28)	(0.29)	—	—	—	—	—	24.67	(1.16	)(5)	10	1.59	(6)	1.59	(6)	(1.39	)(6)	51
R4(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(5)	10	1.31	(6)	1.31	(6)	(1.10	)(6)	51
R5(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(5)	10	1.02	(6)	1.02	(6)	(0.80	)(6)	51
Y(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(5)	10	0.91	(6)	0.91	(6)	(0.70	)(6)	51
SDR	25.25	0.12	1.19 (8)	1.31	—	—	(1.85)	—	(1.85)	24.71	5.74		6,806	1.26		1.02		0.50		51

For the Year Ended October 31, 2015
A	$26.66	$(0.11)	$0.93	$0.82	$—	$—	$(3.02)	$—	$(3.02)	$24.46	3.50%		$937	1.66%		1.58%		(0.46)%		49%
I	27.36	(0.05)	0.96 (8)	0.91	—	—	(3.02)	—	(3.02)	25.25	3.76		128,250	1.39		1.31		(0.18)		49
SDR(14)	23.83	(0.02)	1.44	1.42	—	—	—	—	—	25.25	5.96	(5)	21	1.90	(6)	1.05	(6)	(0.95	)(6)	49

For the Year Ended October 31, 2014
A	$29.09	$(0.13)	$2.34	$2.21	$—	$—	$(4.64)	$—	$(4.64)	$26.66	9.17%		$856	1.59%		1.59%		(0.48)%		66%
I	29.65	(0.04)	2.40 (8)	2.36	—	(0.01)	(4.64)	—	(4.65)	27.36	9.57		138,855	1.24		1.24		(0.13)		66

The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1)—												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders US Small/Mid Cap Opportunities Fund(4)

For the Six-Month Period Ended April 30, 2019 (Unaudited)
A	$13.68	$0.02	$1.11	$1.13	$—	$—	$(0.27)	$—	$(0.27)	$14.54	8.61	%(5)	$91,882	1.26	%(6)	1.26	%(6)	0.32	%(6)	18%
C	13.97	(0.03)	1.14	1.11	—	—	(0.28)	—	(0.28)	14.80	8.29	(5)	66,803	2.01	(6)	2.01	(6)	(0.43	)(6)	18
I	14.24	0.04	1.16	1.20	—	(0.04)	(0.27)	—	(0.31)	15.13	8.82	(5)	601,386	1.00	(6)	1.00	(6)	0.60	(6)	18
R3	14.09	—	1.16	1.16	—	—	(0.28)	—	(0.28)	14.97	8.50	(5)	1,582	1.52	(6)	1.52	(6)	—	(6)	18
R4	14.17	0.02	1.17	1.19	—	(0.02)	(0.28)	—	(0.30)	15.06	8.70	(5)	918	1.29	(6)	1.29	(6)	0.29	(6)	18
R5	14.24	0.04	1.17	1.21	—	(0.05)	(0.28)	—	(0.33)	15.12	8.86	(5)	3,278	0.93	(6)	0.93	(6)	0.63	(6)	18
Y	14.24	0.05	1.17	1.22	—	(0.05)	(0.28)	—	(0.33)	15.13	8.91	(5)	117,681	0.91	(6)	0.91	(6)	0.66	(6)	18
F	14.25	0.05	1.16	1.21	—	(0.05)	(0.27)	—	(0.32)	15.14	8.92	(5)	62,929	0.86	(6)	0.86	(6)	0.69	(6)	18
SDR	14.28	0.05	1.15	1.20	—	(0.05)	(0.27)	—	(0.32)	15.16	8.83	(5)	71,980	0.88	(6)	0.88	(6)	0.68	(6)	18

For the Year Ended October 31, 2018
A	$13.97	$0.01	$(0.10)	$(0.09)	$—	$—	$(0.20)	$—	$(0.20)	$13.68	(0.66)%		$96,491	1.26%		1.25%		0.05%		37%
C	14.37	(0.11)	(0.09)	(0.20)	—	—	(0.20)	—	(0.20)	13.97	(1.49)		67,037	2.02		2.01		(0.72)		37
I	14.52	0.05	(0.11)	(0.06)	—	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)		648,971	0.99		0.98		0.31		37
R3	14.43	(0.05)	(0.09)	(0.14)	—	—	(0.20)	—	(0.20)	14.09	(1.06)		950	1.63		1.60		(0.31)		37
R4	14.48	—	(0.10)	(0.10)	—	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)		775	1.33		1.30		(0.03)		37
R5	14.51	0.04	(0.09)	(0.05)	—	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)		1,864	1.03		1.00		0.26		37
Y	14.53	0.04	(0.10)	(0.06)	—	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)		108,680	0.96		0.94		0.25		37
F	14.53	0.06	(0.11)	(0.05)	—	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)		45,449	0.91		0.90		0.38		37
SDR	14.56	0.06	(0.11)	(0.05)	—	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)		57,898	0.91		0.90		0.38		37

For the Year Ended October 31, 2017
A	$11.98	$(0.02)	$2.22	$2.20	$—	$(0.02)	$(0.19)	$—	$(0.21)	$13.97	18.57%		$116,594	1.28%		1.27%		(0.12)%		54%
C	12.41	(0.13)	2.31	2.18	—	(0.03)	(0.19)	—	(0.22)	14.37	17.75		48,121	2.04		2.02		(0.94)		54
I	12.42	0.02	2.30	2.32	—	(0.03)	(0.19)	—	(0.22)	14.52	18.91		620,850	1.02		1.01		0.15		54
R3	12.41	(0.07)	2.30	2.23	—	(0.02)	(0.19)	—	(0.21)	14.43	18.28		425	1.64		1.60		(0.49)		54
R4	12.42	(0.04)	2.31	2.27	—	(0.02)	(0.19)	—	(0.21)	14.48	18.52		274	1.39		1.30		(0.28)		54
R5	12.42	0.02	2.29	2.31	—	(0.03)	(0.19)	—	(0.22)	14.51	18.82		56	1.14		1.00		0.18		54
Y	12.42	0.02	2.31	2.33	—	(0.03)	(0.19)	—	(0.22)	14.53	19.00		11,479	0.96		0.94		0.16		54
F(7)	13.63	0.01	0.89	0.90	—	—	—	—	—	14.53	6.60	(5)	8,436	0.91	(6)	0.90	(6)	0.14	(6)	54
SDR	12.44	0.03	2.31	2.34	—	(0.03)	(0.19)	—	(0.22)	14.56	19.06		21,490	0.91		0.90		0.24		54

For the Year Ended October 31, 2016
A	$12.36	$0.02	$0.89 (8)	$0.91	$—	$—	$(1.29)	$—	$(1.29)	$11.98	8.40%		$32,399	1.67%		1.26%		0.15%		72%
C(9)	12.49	(0.01)	(0.07)	(0.08)	—	—	—	—	—	12.41	(0.64	)(5)	10	1.86	(6)	1.86	(6)	(1.49	)(6)	72
I	12.74	0.05	0.92 (8)	0.97	—	—	(1.29)	—	(1.29)	12.42	8.68		177,197	1.44		1.01		0.45		72
R3(9)	12.49	—	(0.08)	(0.08)	—	—	—	—	—	12.41	(0.64	)(5)	10	1.54	(6)	1.54	(6)	(1.18	)(6)	72
R4(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	—	12.42	(0.56	)(5)	10	1.25	(6)	1.25	(6)	(0.89	)(6)	72
R5(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	—	12.42	(0.56	)(5)	10	0.97	(6)	0.97	(6)	(0.57	)(6)	72
Y(9)	12.49	—	(0.07)	(0.07)	—	—	—	—	—	12.42	(0.56	)(5)	10	0.86	(6)	0.86	(6)	(0.49	)(6)	72
SDR	12.76	0.06	0.92 (8)	0.98	—	(0.01)	(1.29)	—	(1.30)	12.44	8.77		5,111	1.33		0.88		0.47		72

For the Year Ended October 31, 2015
A	$13.56	$(0.03)	$0.85 (8)	$0.82	$—	$—	$(2.02)	$—	$(2.02)	$12.36	7.00%		$5,541	1.85%		1.30%		(0.21)%		56%
I	13.89	0.01	0.86 (8)	0.87	—	—	(2.02)	—	(2.02)	12.74	7.23		50,126	1.60		1.05		0.05		56
SDR(10)	12.36	—	0.40	0.40	—	—	—	—	—	12.76	3.24	(5)	1,935	1.51	(6)	0.90	(6)	0.03	(6)	56

For the Year Ended October 31, 2014
A	$15.12	$(0.03)	$1.57 (8)	$1.54	$—	$—	$(3.10)	$—	$(3.10)	$13.56	12.65%		$5,756	1.63%		1.30%		(0.25)%		62%
I	15.39	—	1.61	1.61	—	(0.01)	(3.10)	—	(3.11)	13.89	12.97		59,840	1.38		1.05		—		62

The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Funds

Financial Highlights – (continued)

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)

Prior to October 24, 2016 this Fund operated under a different name. Effective before the opening of business on October 24, 2016, the Advisor, Investor, and R6 share classes were redesignated as Class A, I, and SDR, respectively.

(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Includes redemption fees. Amount was less than $0.01 per share.
(9)	Commenced operations on October 24, 2016.
(10)	Commenced operations on December 30, 2014.
(11)	Commenced operations on December 19, 2014.
(12)	Commenced operations on June 23, 2014.
(13)	Commenced operations on February 28, 2019.
(14)	Commenced operations on September 28, 2015.
(15)

The ratio of expenses after adjustments to average net assets excluding interest expense for the period February 28, 2019 through April 30, 2019 was 0.82%, 0.70%, 0.69%, 0.70% and 0.69% for Class A, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.

(16)

The ratio of net investment income to average net assets excluding interest expense for the period February 28, 2019 through April 30, 2019 was 2.43%, 2.55%, 2.55%, 2.58% and 2.55% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

(17)

The ratio of expenses before adjustments to average net assets excluding interest expense for the period February 28, 2019 through April 30, 2019 was 1.54%, 1.29%, 1.29%, 1.29% and 1.29% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

(18)

Includes the impact of certain non-contractual waivers. Please see the fee table in the Fund’s prospectus for the Fund’s estimated total annual fund operating expenses (before and after contractual waivers and/or reimbursements).

The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Funds

Notes to Financial Statements

April 30, 2019 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of twelve series, as of April 30, 2019. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Schroders Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”)

Hartford Schroders Global Strategic Bond Fund (the “Global Strategic Bond Fund”)

Hartford Schroders International Multi-Cap Value Fund (the “International Multi-Cap Value Fund”)

Hartford Schroders International Stock Fund (the “International Stock Fund”)

Hartford Schroders Securitized Income Fund (the “Securitized Income Fund”)

Hartford Schroders Tax-Aware Bond Fund (the “Tax-Aware Bond Fund”)

Hartford Schroders US Small Cap Opportunities Fund (the “US Small Cap Opportunities Fund”)

Hartford Schroders US Small/Mid Cap Opportunities Fund (the “US Small/Mid Cap Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund, are a diversified open-end management investment company. Each of Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund are a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, “Financial Services – Investment Companies”.

The Securitized Income Fund commenced operations on February 28, 2019. Each Fund has registered for sale Class A, Class I, Class Y, Class F and Class SDR shares. In addition, each Fund, except Securitized Income Fund and Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Each Fund, except Securitized Income Fund, has also registered for sale Class C shares. Class A shares of each Fund, except Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, Securitized Income Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class A shares of Securitized Income Fund are sold with a front-end sales charge up to 3.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the

66

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment

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April 30, 2019 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

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Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Emerging Markets Equity Fund, International Stock Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Global Strategic Bond Fund, Securitized Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2019.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2019.

c)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2019.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2019.

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April 30, 2019 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2019, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2019, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund, Securitized Income Fund and Tax-Aware Bond Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

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April 30, 2019 (Unaudited)

During the six-month period ended April 30, 2019, Global Strategic Bond Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

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April 30, 2019 (Unaudited)

For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2019, Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund had used Credit Default Swaps.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2019, Global Strategic Bond Fund had used Interest Rate Swaps.

e)

Repurchase and Reverse Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. A reverse repurchase agreement is a term used to describe the opposite side of a repurchase transaction. The party that purchases and later resells a security is said to perform a repurchase; the other party, that sells and later repurchases a security is said to perform a reverse repurchase. A Fund is permitted to enter into fully collateralized repurchase agreements. The Company’s Board of Directors has delegated to the sub-adviser the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and if the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. The use of reverse repurchase agreements may increase the possibility of fluctuation in the Fund’s net asset value.

For the period February 28, 2019 (commencement of operations) through April 30, 2019, the Securitized Income Fund had used Reverse Repurchase Agreements.

For the period February 28, 2019 (commencement of operations) through April 30, 2019, the Securitized Income Fund had an outstanding reverse repurchase agreement balance for 46 days. The average amount of borrowings was $511,668 and the annualized weighted average interest rate was 3.04% during the 61 day period since inception.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a master repurchase agreement (“MRA”) and net of the related collateral received/pledged by the Fund as of April 30, 2019.

Counterparty	Reverse Repurchase Agreement	Collateral Pledged[1]	Net Amount[2]
JP Morgan Chase Bank	$5,019,399	$5,019,399	$—

	$5,019,399	$5,019,399	$—

[1]

Collateral with a value of $5,636,758 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

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Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

f)	Additional Derivative Instrument Information:

Emerging Markets Equity Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(1,100)	$—	$—	$—	$—	$(1,100)

Total	$—	$(1,100)	$—	$—	$—	$—	$(1,100)

Emerging Markets Multi-Sector Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$787,990	$—	$—	$—	$—	$787,990

Total	$—	$787,990	$—	$—	$—	$—	$787,990

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,047,054	$—	$—	$—	$—	$1,047,054

Total	$—	$1,047,054	$—	$—	$—	$—	$1,047,054

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$42,392	$—	$—	$—	$—	$—	$42,392
Net realized gain (loss) on swap contracts	—	—	224,935	—	—	—	224,935
Net realized gain (loss) on foreign currency contracts	—	85,684	—	—	—	—	85,684

Total	$42,392	$85,684	$224,935	$—	$—	$—	$353,011

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$(30,358)	$—	$—	$—	$(30,358)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(738,233)	—	—	—	—	(738,233)

Total	$—	$(738,233)	$(30,358)	$—	$—	$—	$(768,591)

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	22
Swap Contracts at Notional Amount	$14,273,333
Foreign Currency Contracts Purchased at Contract Amount	$53,160,398
Foreign Currency Contracts Sold at Contract Amount	$47,745,395

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Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Global Strategic Bond Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(25,011)	$(1,079,125)	$—	$—	$—	$—	$(1,104,136)
Net realized gain (loss) on futures contracts	(945,666)	—	—	—	—	—	(945,666)
Net realized gain (loss) on written options contracts	—	459,087	—	—	—	—	459,087
Net realized gain (loss) on swap contracts	(419,102)	—	(116,859)	—	—	—	(535,961)
Net realized gain (loss) on foreign currency contracts	—	870,755	—	—	—	—	870,755

Total	$(1,389,779)	$250,717	$(116,859)	$—	$—	$—	$(1,255,921)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(60,762)	$290,830	$—	$—	$—	$—	$230,068
Net change in unrealized appreciation (depreciation) of futures contracts	(123,157)	—	—	—	—	—	(123,157)
Net change in unrealized appreciation (depreciation) of written options contracts	175	(34,596)	—	—	—	—	(34,421)
Net change in unrealized appreciation (depreciation) of swap contracts	23,559	—	(29,550)	—	—	—	(5,991)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(130,793)	—	—	—	—	(130,793)

Total	$(160,185)	$125,441	$(29,550)	$—	$—	$—	$(64,294)

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	18,055,758
Futures Contracts Long at Number of Contracts	165
Futures Contracts Short at Number of Contracts	(489)
Written Options Contracts at Number of Contracts	(15,070,667)
Swap Contracts at Notional Amount	$86,973,270
Foreign Currency Contracts Purchased at Contract Amount	$48,987,399
Foreign Currency Contracts Sold at Contract Amount	$62,624,001

International Multi-Cap Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$3,195,530	$—	$—	$3,195,530
Unrealized appreciation on foreign currency contracts	—	215,838	—	—	—	—	215,838

Total	$—	$215,838	$—	$3,195,530	$—	$—	$3,411,368

74

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

International Multi-Cap Value Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$812,008	$—	$—	$812,008
Net realized gain (loss) on foreign currency contracts	—	(2,189,485)	—	—	—	—	(2,189,485)

Total	$—	$(2,189,485)	$—	$812,008	$—	$—	$(1,377,477)

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$4,297,369	$—	$—	$4,297,369
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,159,544	—	—	—	—	1,159,544

Total	$—	$1,159,544	$—	$4,297,369	$—	$—	$5,456,913

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	618
Foreign Currency Contracts Purchased at Contract Amount	$11,697,868
Foreign Currency Contracts Sold at Contract Amount	$18,231,026

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Securitized Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$19,417	$—	$—	$—	$—	$19,417

Total	$—	$19,417	$—	$—	$—	$—	$19,417

Liabilities:
Unrealized depreciation on futures contracts(1)	$22,807	$—	$—	$—	$—	$—	$22,807

Total	$22,807	$—	$—	$—	$—	$—	$22,807

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(10,188)	$15,751	$—	$—	$—	$—	$5,563

Total	$(10,188)	$15,751	$—	$—	$—	$—	$5,563

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(22,807)	$19,417	$—	$—	$—	$—	$(3,390)

Total	$(22,807)	$19,417	$—	$—	$—	$—	$(3,390)

75

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Securitized Income Fund – (continued)

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6
Futures Contracts Short at Number of Contracts	(86)

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Tax-Aware Bond Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$108,468	$—	$—	$—	$—	$—	$108,468

Total	$108,468	$—	$—	$—	$—	$—	$108,468

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(3,631)	$—	$—	$—	$—	$—	$(3,631)

Total	$(3,631)	$—	$—	$—	$—	$—	$(3,631)

For the period ended April 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	28

g)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2019:

Emerging Markets Multi-Sector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$787,990	$(1,047,054)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	787,990	(1,047,054)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$787,990	$(1,047,054)

76

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$87,021	$(87,021)	$—	$—	$—
JP Morgan Chase & Co.	520,490	(305,821)	—	—	214,669
UBS AG	180,479	(180,479)	—	—	—

Total	$787,990	$(573,321)	$—	$—	$214,669

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(487,046)	$87,021	$—	$399,768	$(257)
JP Morgan Chase & Co.	(305,821)	305,821	—	—	—
UBS AG	(254,187)	180,479	—	73,708	—

Total	$(1,047,054)	$573,321	$—	$473,476	$(257)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$215,838	$—
Futures contracts	3,195,530	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,411,368	—

Derivatives not subject to a MNA	(3,195,530)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$215,838	$—

International Multi-Cap Value Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$215,838	$—	$—	$—	$215,838

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Securitized Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$19,417	$(22,807)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,417	(22,807)

Derivatives not subject to a MNA	(19,417)	22,807

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

77

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period. At October 31, 2018 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration		Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$187,268,896		$59,890,011
Emerging Markets Multi-Sector Bond Fund	6,939,597	*	87,711	*
Global Strategic Bond Fund	2,287,115		2,040,978

*	Future utilization of losses are subject to limitation under current tax laws.

The International Multi-Cap Value Fund, International Stock Fund, Tax-Aware Bond Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2018.

During the year ended October 31, 2018, Global Strategic Bond Fund and International Stock Fund utilized $1,493,027 and $5,551,345 of prior year capital loss carryforwards, respectively.

78

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

c)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2019 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$2,991,781,993	$839,654,785	$(80,348,068)	$759,306,717
Emerging Markets Multi-Sector Bond Fund	109,664,537	3,396,729	(3,108,580)	288,149
International Multi-Cap Value Fund	2,202,149,567	106,719,877	(141,363,998)	(34,644,121)
International Stock Fund	316,591,459	42,481,865	(5,948,239)	36,533,626
Securitized Income Fund	30,456,230	97,158	(82,205)	14,953
Tax-Aware Bond Fund	223,564,912	6,015,919	(51,571)	5,964,348
US Small Cap Opportunities Fund	145,303,225	43,008,386	(6,611,828)	36,396,558
US Small/Mid Cap Opportunities Fund	883,947,508	171,344,498	(41,313,271)	130,031,227

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. SIMNA Ltd. also performs daily investment of the assets for each of Emerging Markets Equity Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund and International Stock Fund. Each Fund pays a fee to HFMC, a portion of which may be used to compensate SIMNA.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Equity Fund	1.050% on first $1 billion and;
1.000% on next $4 billion and;
0.990% on next $5 billion and;
0.985% over $10 billion

Emerging Markets Multi-Sector Bond Fund	0.700% on first $1 billion and;
0.650% on next $4 billion and;
0.640% on next $5 billion and;
0.635% over $10 billion

Global Strategic Bond Fund	0.660% on first $1 billion and;
0.580% on next $4 billion and;
0.555% on next $5 billion and;
0.545% over $10 billion

International Multi-Cap Value Fund	0.720% on first $1 billion and;
0.680% on next $4 billion and;
0.675% on next $5 billion and;
0.670% over $10 billion

International Stock Fund	0.670% on first $1 billion and;
0.650% on next $4 billion and;
0.645% on next $5 billion and;
0.640% over $10 billion

Securitized Income Fund	0.650% on first $1 billion and;
0.600% over $1 billion

Tax-Aware Bond Fund	0.450% on first $1 billion and;
0.430% on next $4 billion and;
0.425% on next $5 billion and;
0.420% over $10 billion

US Small Cap Opportunities Fund	0.900% on first $1 billion and;
0.890% on next $4 billion and;
0.880% on next $5 billion and;
0.870% over $10 billion

US Small/Mid Cap Opportunities Fund	0.850% on first $1 billion and;
0.800% on next $4 billion and;
0.790% on next $5 billion and;
0.785% over $10 billion

79

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

From November 1, 2018 through February 28, 2019, International Stock Fund paid the rate set forth below to HFMC for investment management services rendered. The rate was accrued daily and paid monthly based on the Fund’s average daily net assets.

International Stock Fund	0.750% on first $1 billion and;
0.700% on next $4 billion and;
0.690% on next $5 billion and;
0.685% over $10 billion

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, International Multi-Cap Value Fund, International Stock Fund and Securitized Income Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.018%
next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

Tax-Aware Bond Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund
Average Daily Net Assets	Annual Fees
first $3.5 billion and;	0.014%
next $3.5 billion and	0.012%
Amount over $7 billion	0.010%

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2019, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 29, 2020 as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y		Class F	Class SDR
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85	%(1)	0.75%	0.75%
Global Strategic Bond Fund	1.04%	1.86%	0.79%	1.41%	1.11%	0.81%	0.76%		0.64%	0.64%
International Stock Fund	1.15%	1.95%	0.85%	1.45%	1.15%	0.85%	0.85%		0.75%	0.75%
Securitized Income Fund	1.10%	N/A	0.85%	N/A	N/A	N/A	0.80%		0.70%	0.70%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%		0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%		0.95%	0.95%

(1)

HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to the extent necessary to maintain total annual fund operating expenses for Class Y shares of the Emerging Markets Multi-Sector Bond Fund as follows: 0.80% through May 31, 2019. For periods where multiple expense caps are in effect, the lower cap will apply.

From November 1, 2018 through February 28, 2019, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	1.50%	2.25%	1.25%	1.80%	1.50%	1.20%	1.15%	1.10%	1.10%
International Multi-Cap Value Fund	1.15%	1.97%	0.90%	1.52%	1.22%	0.92%	0.87%	0.75%	0.75%
International Stock Fund	1.20%	1.95%	0.95%	1.50%	1.20%	0.90%	0.85%	0.80%	0.80%
Tax-Aware Bond Fund	0.71%	1.59%	0.46%	N/A	N/A	N/A	0.54%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.00%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.30%	2.05%	1.05%	1.60%	1.30%	1.00%	0.95%	0.90%	0.90%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2019, these amounts, if any, are included in the Statements of Operations.

80

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	1.42%	2.15%	1.23%	1.71%	1.48%	1.17%	1.08%	1.07%	1.07%
Emerging Markets Multi-Sector Bond Fund	1.13%	1.90%	0.83%	0.98%	0.92%	0.85%	0.76%	0.75%	0.75%
Global Strategic Bond Fund	0.91%	1.64%	0.51%	0.76%	0.72%	0.68%	0.63%	0.58%	0.58%
International Multi-Cap Value Fund	1.08%	1.87%	0.85%	1.33%	1.12%	0.86%	0.79%	0.75%	0.75%
International Stock Fund	1.11%	1.86%	0.83%	1.13%	0.97%	0.87%	0.83%	0.77%	0.78%
Securitized Income Fund	0.89%	N/A	0.77%	N/A	N/A	N/A	0.76%	0.77%	0.76%
Tax-Aware Bond Fund	0.71%	1.54%	0.47%	N/A	N/A	N/A	0.49%	0.46%	0.46%
US Small Cap Opportunities Fund	1.34%	2.10%	1.05%	1.55%	1.18%	1.04%	0.95%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.26%	2.01%	1.00%	1.52%	1.29%	0.93%	0.91%	0.86%	0.88%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2019, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Equity Fund	$46,847	$3,870
Emerging Markets Multi-Sector Bond Fund	6	224
Global Strategic Bond Fund	3	12
International Multi-Cap Value Fund	260,778	17,056
International Stock Fund	195,117	770
Securitized Income Fund	—	—
Tax-Aware Bond Fund	25,240	525
US Small Cap Opportunities Fund	26,335	1,040
US Small/Mid Cap Opportunities Fund	119,729	4,423

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)

Redemption Fees – Prior to October 24, 2016, certain Predecessor Funds (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund) generally imposed a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These fees, which are not sales charges, were retained by the Predecessor Funds and not paid to Schroder Fund Advisors LLC (“SFA”), or any other entity. The redemption fees are included in the Statements of Changes in Net Assets under “Redemption fees,” and are included as part of “Paid-in-Capital” on the Statements of Assets and Liabilities. Subsequent to the reorganization, the Funds did not impose any redemption fees.

g)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2019, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Equity Fund	$1,738
Emerging Markets Multi-Sector Bond Fund	60
Global Strategic Bond Fund	34
International Multi-Cap Value Fund	1,051
International Stock Fund	127

81

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

Fund	CCO Compensation Paid by Fund
Securitized Income Fund	$—	*
Tax-Aware Bond Fund	124
US Small Cap Opportunities Fund	100
US Small/Mid Cap Opportunities Fund	580

*	Rounds to less than $1.

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%*
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class F	0.004%
Class SDR	0.004%

*	Effective May 1, 2019, the Specified Amount for Class Y shares of all Funds is 0.11%.

Effective March 1, 2019, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to maintain the transfer agency fees as follows:

Fund	Class Y
International Multi-Cap Value Fund	0.05%
US Small/Mid Cap Opportunities Fund	0.07%

This contractual arrangement for each of these Funds will remain in effect until February 29, 2020 unless the Board of Directors approves its earlier termination.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2019, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	0.10%	0.08%	0.16%	0.22%	0.17%	0.11%	0.02%	0.00%	0.00%
Emerging Markets Multi-Sector Bond Fund	0.13%	0.25%	0.08%	0.22%	0.17%	0.11%	0.01%	0.00%	0.00%
Global Strategic Bond Fund	0.19%	0.22%	0.18%	0.18%	0.14%	0.10%	0.05%	0.00%	0.00%
International Multi-Cap Value Fund	0.08%	0.12%	0.10%	0.09%	0.12%	0.11%	0.04%	0.00%	0.00%
International Stock Fund	0.08%	0.08%	0.05%	0.10%	0.09%	0.10%	0.05%	0.00%	0.00%
Securitized Income Fund(1)	0.00%	N/A	0.00%	N/A	N/A	N/A	0.00%	0.00%	0.00%
Tax-Aware Bond Fund	0.07%	0.07%	0.09%	N/A	N/A	N/A	0.03%	0.00%	0.00%
US Small Cap Opportunities Fund	0.14%	0.16%	0.09%	0.14%	0.04%	0.09%	0.00%	0.00%	0.00%
US Small/Mid Cap Opportunities Fund	0.11%	0.11%	0.09%	0.17%	0.15%	0.10%	0.02%	0.00%	0.00%

(1)	Seed capital in the Securitized Income Fund was excluded from transfer agency fee.

82

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Emerging Markets Equity Fund	$5,565,869	$5,958,080	$—
Emerging Markets Multi-Sector Bond Fund	5,051,524	5,262,230	—
International Multi-Cap Value Fund	94,351,756	93,375,630	5,988,445
International Stock Fund	22,427,116	13,295,423	10,400,096
US Small Cap Opportunities Fund	2,837,473	2,958,762	—
US Small/Mid Cap Opportunities Fund	855,155	222,366	968,248

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities.

9.	Secured Borrowings:

The following tables reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$5,958,080	$—	$—	$—	$5,958,080

Total Borrowings	$5,958,080	$—	$—	$—	$5,958,080

Gross amount of recognized liabilities for securities lending transactions					$5,958,080

Emerging Markets Multi-Sector Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$1,293,544	$—	$—	$—	$1,293,544
Foreign Government Obligations	3,968,686	—	—	—	3,968,686

Total Borrowings	$5,262,230	$—	$—	$—	$5,262,230

Gross amount of recognized liabilities for securities lending transactions					$5,262,230

International Multi-Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$93,375,630	$—	$—	$—	$93,375,630

Total Borrowings	$93,375,630	$—	$—	$—	$93,375,630

Gross amount of recognized liabilities for securities lending transactions					$93,375,630

International Stock Fund
Securities Lending Transactions(1)
Common Stocks	$13,295,423	$—	$—	$—	$13,295,423

Total Borrowings	$13,295,423	$—	$—	$—	$13,295,423

Gross amount of recognized liabilities for securities lending transactions					$13,295,423

83

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securitized Income Fund
Reverse Repurchase Agreements
Asset & Commercial Mortgage Backed Securities	$—	$—	$5,019,399	$—	$5,019,399

Total Borrowings	$—	$—	$5,019,399	$—	$5,019,399

Gross amount of recognized liabilities for reverse repurchase agreements					$5,019,399

US Small Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$2,958,761	$—	$—	$—	$2,958,761

Total Borrowings	$2,958,761	$—	$—	$—	$2,958,761

Gross amount of recognized liabilities for securities lending transactions					$2,958,761

US Small/Mid Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$222,366	$—	$—	$—	$222,366

Total Borrowings	$222,366	$—	$—	$—	$222,366

Gross amount of recognized liabilities for securities lending transactions					$222,366

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2019, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Equity Fund	—	—	—	14%	9%	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	100%	100%	100%	—	—	—
International Multi-Cap Value Fund	—	—	—	— %*	—	—	—	—	—
International Stock Fund	—	—	—	17%	34%	24%	— %*	—	—
Securitized Income Fund	100%	N/A	99%	N/A	N/A	N/A	100%	80%	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—
US Small Cap Opportunities Fund	—	—	—	7%	9%	39%	—	—	—
US Small/Mid Cap Opportunities Fund	—	—	—	—	—	— %*	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class Y		Class F	Class SDR
Emerging Markets Equity Fund	—	—	—	—	%*	—	%*	—		—		—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	—	%*	—	%*	—	%*	—		—	—
International Multi-Cap Value Fund	—	—	—	—	%*	—		—		—		—	—
International Stock Fund	—	—	—	—	%*	—	%*	—	%*	—	%*	—	—
Securitized Income Fund	14%	N/A	14%	N/A		N/A		N/A		14%		8%	—
Tax-Aware Bond Fund	—	—	—	N/A		N/A		N/A		—	%*	—	—
US Small Cap Opportunities Fund	—	—	—	—	%*	—	%*	—	%*	—		—	—
US Small/Mid Cap Opportunities Fund	—	—	—	—		—		—	%*	—		—	—

*	Percentage rounds to zero.

As of April 30, 2019, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Emerging Markets Equity Fund	1%
Emerging Markets Multi-Sector Bond Fund	28%
International Multi-Cap Value Fund	3%

*	As of April 30, 2019, the affiliated funds of funds were invested in Class F shares.

84

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

11.	Investment Transactions:

For the period ended April 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Equity Fund	$829,620,015	$447,441,755	$—	$—	$829,620,015	$447,441,755
Emerging Markets Multi-Sector Bond Fund	123,124,990	132,758,127	—	—	123,124,990	132,758,127
Global Strategic Bond Fund	20,808,052	74,888,551	—	726,431	20,808,052	75,614,982
International Multi-Cap Value Fund	1,083,979,392	1,002,583,200	—	—	1,083,979,392	1,002,583,200
International Stock Fund	144,425,697	(570,277)	—	—	144,425,697	(570,277)
Securitized Income Fund	30,169,401	1,006,804	—	—	30,169,401	1,006,804
Tax-Aware Bond Fund	57,396,460	113,097,589	183,879,340	123,511,599	241,275,800	236,609,188
US Small Cap Opportunities Fund	32,733,607	34,967,641	—	—	32,733,607	34,967,641
US Small/Mid Cap Opportunities Fund	170,137,683	250,403,690	—	—	170,137,683	250,403,690

12.	Capital Share Transactions:

The following information is for the period ended April 30, 2019, and the year ended October 31, 2018:

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund
Class A
Shares Sold	1,061,121	$15,485,390	1,351,701	$22,179,102
Shares Issued for Reinvested Dividends	34,398	474,696	19,652	324,655
Shares Redeemed	(542,282)	(8,055,631)	(1,361,715)	(22,311,807)

Net Increase (Decrease)	553,237	7,904,455	9,638	191,950

Class C
Shares Sold	326,188	$4,693,000	397,185	$6,432,700
Shares Issued for Reinvested Dividends	3,391	46,251	1,164	19,052
Shares Redeemed	(89,075)	(1,279,882)	(105,020)	(1,631,048)

Net Increase (Decrease)	240,504	3,459,369	293,329	4,820,704

Class I
Shares Sold	36,311,563	$536,845,446	50,652,325	$814,813,057
Shares Issued for Reinvested Dividends	516,573	7,113,215	376,940	6,211,965
Shares Redeemed	(27,964,843)	(409,847,566)	(41,674,889)	(687,276,537)

Net Increase (Decrease)	8,863,293	134,111,095	9,354,376	133,748,485

Class R3
Shares Sold	373	$5,506	5,636	$92,693
Shares Issued for Reinvested Dividends	57	787	14	237
Shares Redeemed	(1,259)	(18,575)	—	—

Net Increase (Decrease)	(829)	(12,282)	5,650	92,930

Class R4
Shares Sold	5,099	$71,458	257,038	$3,790,255
Shares Issued for Reinvested Dividends	3,331	45,699	60	985
Shares Redeemed	(263,803)	(3,641,639)	(764)	(11,085)

Net Increase (Decrease)	(255,373)	(3,524,482)	256,334	3,780,155

Class R5
Shares Sold	2,829	$42,171	50,381	$822,445
Shares Issued for Reinvested Dividends	458	6,306	7	113
Shares Redeemed	(1,088)	(16,780)	(16,767)	(275,709)

Net Increase (Decrease)	2,199	31,697	33,621	546,849

Class Y
Shares Sold	7,105,103	$102,619,818	3,981,181	$64,579,136
Shares Issued for Reinvested Dividends	117,355	1,617,151	33,693	555,933
Shares Redeemed	(1,722,052)	(25,079,432)	(1,293,384)	(20,507,353)

Net Increase (Decrease)	5,500,406	79,157,537	2,721,490	44,627,716

85

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Emerging Markets Equity Fund – (continued)
Class F
Shares Sold	5,341,898	$80,023,142	9,323,032	$160,685,332
Shares Issued for Reinvested Dividends	181,969	2,503,890	25,086	413,171
Shares Redeemed	(2,341,816)	(35,422,872)	(996,887)	(15,984,770)

Net Increase (Decrease)	3,182,051	47,104,160	8,351,231	145,113,733

Class SDR
Shares Sold	12,121,025	$178,025,403	29,358,587	$476,601,082
Shares Issued for Reinvested Dividends	906,907	12,506,249	364,477	6,013,870
Shares Redeemed	(5,230,927)	(79,033,686)	(7,382,271)	(118,106,317)

Net Increase (Decrease)	7,797,005	111,497,966	22,340,793	364,508,635

Total Net Increase (Decrease)	25,882,493	$379,729,515	43,366,462	$697,431,157

Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	97,284	$888,925	402,216	$3,700,507
Issued in Merger	—	—	281,979	2,506,424
Shares Issued for Reinvested Dividends	7,237	64,196	17,182	159,189
Shares Redeemed	(105,749)	(958,905)	(563,492)	(5,084,030)

Net Increase (Decrease)	(1,228)	(5,784)	137,885	1,282,090

Class C
Shares Sold	9,158	$82,773	45,422	$443,068
Issued in Merger	—	—	1,988	17,583
Shares Issued for Reinvested Dividends	419	3,692	1,946	17,725
Shares Redeemed	(38,728)	(342,045)	(9,338)	(84,441)

Net Increase (Decrease)	(29,151)	(255,580)	40,018	393,935

Class I
Shares Sold	1,011,002	$9,084,450	3,324,341	$31,531,124
Issued in Merger	—	—	2,872,206	25,494,558
Shares Issued for Reinvested Dividends	97,185	861,556	179,956	1,665,910
Shares Redeemed	(1,554,927)	(13,755,222)	(3,761,993)	(34,197,414)

Net Increase (Decrease)	(446,740)	(3,809,216)	2,614,510	24,494,178

Class R3
Shares Issued for Reinvested Dividends	32	$286	179	$1,731
Shares Redeemed	—	—	(2,600)	(24,251)

Net Increase (Decrease)	32	286	(2,421)	(22,520)

Class R4
Shares Issued for Reinvested Dividends	32	$286	81	$761

Net Increase (Decrease)	32	286	81	761

Class R5
Shares Issued for Reinvested Dividends	33	$292	83	$777

Net Increase (Decrease)	33	292	83	777

Class Y
Shares Sold	67,105	$600,060	93,767	$889,901
Issued in Merger	—	—	1,138	10,099
Shares Issued for Reinvested Dividends	4,269	37,886	4,461	41,123
Shares Redeemed	—	—	(1,118)	(11,028)

Net Increase (Decrease)	71,374	637,946	98,248	930,095

Class F
Shares Sold	57,060	$500,436	3,208,154	$32,021,600
Issued in Merger	—	—	1,141	10,124
Shares Issued for Reinvested Dividends	93,248	825,953	223,980	2,097,891
Shares Redeemed	(187,974)	(1,694,299)	(149,507)	(1,346,346)

Net Increase (Decrease)	(37,666)	(367,910)	3,283,768	32,783,269

Class SDR
Shares Sold	40,525	$361,597	1,095,892	$10,616,663
Issued in Merger	—	—	150,691	1,338,890
Shares Issued for Reinvested Dividends	112,387	996,747	273,776	2,574,996
Shares Redeemed	(144,513)	(1,312,487)	(3,271,657)	(29,597,161)

Net Increase (Decrease)	8,399	45,857	(1,751,298)	(15,066,612)

Total Net Increase (Decrease)	(434,915)	$(3,753,823)	4,420,874	$44,795,973

86

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Global Strategic Bond Fund
Class A
Shares Sold	3,682	$32,665	48,811	$446,997
Shares Issued for Reinvested Dividends	1,340	11,626	622	5,617
Shares Redeemed	(61,638)	(542,822)	(26,467)	(241,161)

Net Increase (Decrease)	(56,616)	(498,531)	22,966	211,453

Class C
Shares Sold	—	$—	5,264	$48,062
Shares Issued for Reinvested Dividends	115	998	36	325
Shares Redeemed	(6,526)	(57,715)	—	—

Net Increase (Decrease)	(6,411)	(56,717)	5,300	48,387

Class I
Shares Sold	11	$100	20,227	$186,789
Shares Issued for Reinvested Dividends	120	1,047	218	1,980
Shares Redeemed	(21,574)	(192,757)	(152)	(1,387)

Net Increase (Decrease)	(21,443)	(191,610)	20,293	187,382

Class R3
Shares Issued for Reinvested Dividends	47	$408	12	$116
Shares Redeemed	(1,172)	(10,259)	—	—

Net Increase (Decrease)	(1,125)	(9,851)	12	116

Class R4
Shares Issued for Reinvested Dividends	47	$409	13	$121
Shares Redeemed	(1,174)	(10,283)	—	—

Net Increase (Decrease)	(1,127)	(9,874)	13	121

Class R5
Shares Issued for Reinvested Dividends	48	$420	14	$125
Shares Redeemed	(1,177)	(10,298)	—	—

Net Increase (Decrease)	(1,129)	(9,878)	14	125

Class Y
Shares Issued for Reinvested Dividends	48	$420	14	$131
Shares Redeemed	(1,177)	(10,328)	—	—

Net Increase (Decrease)	(1,129)	(9,908)	14	131

Class F
Shares Issued for Reinvested Dividends	48	$421	14	$133
Shares Redeemed	(1,171)	(10,279)	—	—

Net Increase (Decrease)	(1,123)	(9,858)	14	133

Class SDR
Shares Sold	278,517	$2,460,856	1,034,469	$9,371,932
Shares Issued for Reinvested Dividends	191,308	1,658,543	87,771	792,659
Shares Redeemed	(7,534,095)	(66,275,470)	(656,655)	(5,973,412)

Net Increase (Decrease)	(7,064,270)	(62,156,071)	465,585	4,191,179

Total Net Increase (Decrease)	(7,154,373)	$(62,952,298)	514,211	$4,639,027

International Multi-Cap Value Fund
Class A
Shares Sold	5,073,029	$44,656,560	5,237,138	$52,561,213
Shares Issued for Reinvested Dividends	317,467	2,639,986	212,540	2,112,982
Shares Redeemed	(1,683,000)	(14,592,563)	(3,744,046)	(37,912,369)

Net Increase (Decrease)	3,707,496	32,703,983	1,705,632	16,761,826

Class C
Shares Sold	667,435	$5,803,916	2,058,261	$20,826,321
Shares Issued for Reinvested Dividends	99,110	813,624	63,567	626,597
Shares Redeemed	(787,104)	(6,735,918)	(785,223)	(7,541,845)

Net Increase (Decrease)	(20,559)	(118,378)	1,336,605	13,911,073

Class I
Shares Sold	32,864,607	$286,487,050	61,740,929	$624,755,143
Shares Issued for Reinvested Dividends	3,076,246	25,548,083	2,776,417	27,546,556
Shares Redeemed	(41,703,910)	(363,636,828)	(36,319,485)	(358,351,808)

Net Increase (Decrease)	(5,763,057)	(51,601,695)	28,197,861	293,949,891

87

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

International Multi-Cap Value Fund – (continued)
Class R3
Shares Sold	1,973,961	$18,155,841	77,928	$778,355
Shares Issued for Reinvested Dividends	2,727	22,541	951	9,338
Shares Redeemed	(50,067)	(448,591)	(20,635)	(184,994)

Net Increase (Decrease)	1,926,621	17,729,791	58,244	602,699

Class R4
Shares Sold	166,915	$1,413,896	100,432	$979,053
Shares Issued for Reinvested Dividends	6,578	54,668	2,685	26,732
Shares Redeemed	(52,841)	(455,806)	(36,172)	(363,366)

Net Increase (Decrease)	120,652	1,012,758	66,945	642,419

Class R5
Shares Sold	608,326	$5,248,570	1,439,564	$14,682,618
Shares Issued for Reinvested Dividends	106,541	882,279	75,708	750,152
Shares Redeemed	(835,629)	(7,466,285)	(402,498)	(4,044,014)

Net Increase (Decrease)	(120,762)	(1,335,436)	1,112,774	11,388,756

Class Y
Shares Sold	6,035,249	$52,772,941	9,238,153	$89,383,046
Shares Issued for Reinvested Dividends	483,463	4,013,791	110,244	1,073,954
Shares Redeemed	(1,373,680)	(11,856,068)	(743,475)	(7,242,053)

Net Increase (Decrease)	5,145,032	44,930,664	8,604,922	83,214,947

Class F
Shares Sold	10,561,188	$92,704,345	18,659,820	$187,374,609
Shares Issued for Reinvested Dividends	940,427	7,818,102	509,585	5,045,453
Shares Redeemed	(4,866,888)	(43,354,740)	(1,964,651)	(19,313,199)

Net Increase (Decrease)	6,634,727	57,167,707	17,204,754	173,106,863

Class SDR
Shares Sold	11,787,076	$103,380,686	23,896,576	$239,210,478
Shares Issued for Reinvested Dividends	2,453,924	20,367,305	2,032,136	20,172,978
Shares Redeemed	(7,143,713)	(63,168,329)	(9,692,398)	(96,932,132)

Net Increase (Decrease)	7,097,287	60,579,662	16,236,314	162,451,324

Total Net Increase (Decrease)	18,727,437	$161,069,056	74,524,051	$756,029,798

International Stock Fund
Class A
Shares Sold	1,395,459	$16,842,699	707,714	$9,486,001
Shares Issued for Reinvested Dividends	98,255	1,103,348	4,896	66,926
Shares Redeemed	(333,253)	(3,971,517)	(246,613)	(3,339,586)

Net Increase (Decrease)	1,160,461	13,974,530	465,997	6,213,341

Class C
Shares Sold	230,790	$2,565,675	178,229	$2,322,991
Shares Issued for Reinvested Dividends	14,715	157,415	472	6,200
Shares Redeemed	(62,267)	(713,145)	(49,950)	(629,798)

Net Increase (Decrease)	183,238	2,009,945	128,751	1,699,393

Class I
Shares Sold	7,733,836	$88,799,574	6,517,947	$85,673,620
Shares Issued for Reinvested Dividends	905,219	9,832,890	105,001	1,388,116
Shares Redeemed	(3,333,431)	(38,912,056)	(4,747,596)	(62,479,932)

Net Increase (Decrease)	5,305,624	59,720,408	1,875,352	24,581,804

Class R3
Shares Sold	5,061	$60,410	1	$21
Shares Issued for Reinvested Dividends	82	886	10	128
Shares Redeemed	(1)	(7)	—	(1)

Net Increase (Decrease)	5,142	61,289	11	148

Class R4
Shares Sold	2,091	$23,989	—	$—
Shares Issued for Reinvested Dividends	82	890	10	136
Shares Redeemed	(76)	(932)	—	—

Net Increase (Decrease)	2,097	23,947	10	136

88

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

International Stock Fund – (continued)
Class R5
Shares Sold	3,461	$42,597	—	$—
Shares Issued for Reinvested Dividends	83	901	11	153

Net Increase (Decrease)	3,544	43,498	11	153

Class Y
Shares Sold	36,621	$406,639	510,721	$6,495,714
Shares Issued for Reinvested Dividends	38,210	416,561	300	3,965
Shares Redeemed	(138,903)	(1,519,204)	(49,766)	(646,007)

Net Increase (Decrease)	(64,072)	(696,004)	461,255	5,853,672

Class F
Shares Sold	2,276,518	$26,667,923	728,925	$9,423,787
Shares Issued for Reinvested Dividends	91,563	995,486	1,388	18,362
Shares Redeemed	(170,290)	(2,003,672)	(33,703)	(438,855)

Net Increase (Decrease)	2,197,791	25,659,737	696,610	9,003,294

Class SDR
Shares Sold	349	$4,015	841,004	$11,000,515
Shares Issued for Reinvested Dividends	482,543	5,246,663	61,737	816,782
Shares Redeemed	(78)	(917)	(1,165,007)	(15,500,000)

Net Increase (Decrease)	482,814	5,249,761	(262,266)	(3,682,703)

Total Net Increase (Decrease)	9,276,639	$106,047,111	3,365,731	$43,669,238

	For the Period Ended April 30, 2019(1)
	Shares	Amount
Securitized Income Fund
Class A
Shares Sold	350,001	$3,500,010
Shares Issued for Reinvested Dividends	1,195	11,968
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	351,195	3,511,968

Class I
Shares Sold	353,294	$3,533,010
Shares Issued for Reinvested Dividends	1,271	12,729
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	354,564	3,545,729

Class Y
Shares Sold	350,001	$3,500,010
Shares Issued for Reinvested Dividends	1,274	12,759
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	351,274	3,512,759

Class F
Shares Sold	249,951	$2,500,010
Shares Issued for Reinvested Dividends	727	7,284
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	250,677	2,507,284

Class SDR
Shares Sold	1,250,001	$12,500,010
Shares Redeemed	(1)	(10)

Net Increase (Decrease)	1,250,000	12,500,000

Total Net Increase (Decrease)	2,557,710	$25,577,740

(1)	Commenced operations on February 28, 2019.

89

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Tax-Aware Bond Fund
Class A
Shares Sold	764,697	$8,408,372	736,447	$8,014,736
Shares Issued for Reinvested Dividends	43,813	472,515	45,271	491,932
Shares Redeemed	(963,436)	(10,399,176)	(488,611)	(5,343,017)

Net Increase (Decrease)	(154,926)	(1,518,289)	293,107	3,163,651

Class C
Shares Sold	68,122	$736,540	149,542	$1,639,240
Shares Issued for Reinvested Dividends	8,226	88,592	5,616	61,024
Shares Redeemed	(52,883)	(570,597)	(128,372)	(1,393,639)

Net Increase (Decrease)	23,465	254,535	26,786	306,625

Class I
Shares Sold	3,213,344	$35,004,022	4,009,383	$43,929,544
Shares Issued for Reinvested Dividends	201,895	2,184,051	227,268	2,473,947
Shares Redeemed	(3,129,380)	(34,015,082)	(6,284,851)	(68,659,524)

Net Increase (Decrease)	285,859	3,172,991	(2,048,200)	(22,256,033)

Class Y
Shares Sold	—	$—	18,665	$207,182
Shares Issued for Reinvested Dividends	463	5,005	457	4,968
Shares Redeemed	(2,710)	(30,000)	—	—

Net Increase (Decrease)	(2,247)	(24,995)	19,122	212,150

Class F
Shares Sold	449,451	$4,904,575	729,246	$7,945,941
Shares Issued for Reinvested Dividends	21,726	235,197	12,327	133,857
Shares Redeemed	(138,307)	(1,505,638)	(141,452)	(1,535,531)

Net Increase (Decrease)	332,870	3,634,134	600,121	6,544,267

Class SDR
Shares Sold	122,610	$1,323,987	511,339	$5,550,200
Shares Issued for Reinvested Dividends	83,655	900,819	55,527	605,071
Shares Redeemed	(77,774)	(844,000)	(1,344,527)	(14,633,275)

Net Increase (Decrease)	128,491	1,380,806	(777,661)	(8,478,004)

Total Net Increase (Decrease)	613,512	$6,899,182	(1,886,725)	$(20,507,344)

US Small Cap Opportunities Fund
Class A
Shares Sold	172,278	$3,912,046	236,886	$6,373,027
Shares Issued for Reinvested Dividends	59,679	1,269,289	33,968	882,482
Shares Redeemed	(62,637)	(1,448,216)	(345,187)	(9,397,408)

Net Increase (Decrease)	169,320	3,733,119	(74,333)	(2,141,899)

Class C
Shares Sold	53,177	$1,268,038	173,837	$4,810,296
Shares Issued for Reinvested Dividends	28,098	613,652	14,534	389,798
Shares Redeemed	(71,598)	(1,724,080)	(78,884)	(2,191,742)

Net Increase (Decrease)	9,677	157,610	109,487	3,008,352

Class I
Shares Sold	550,614	$13,152,059	1,080,896	$30,401,988
Shares Issued for Reinvested Dividends	409,497	9,144,178	383,703	10,427,234
Shares Redeemed	(684,438)	(16,317,291)	(1,635,729)	(46,128,867)

Net Increase (Decrease)	275,673	5,978,946	(171,130)	(5,299,645)

Class R3
Shares Sold	3,872	$93,325	476	$13,064
Shares Issued for Reinvested Dividends	275	6,097	166	4,484
Shares Redeemed	(1)	(22)	—	(1)

Net Increase (Decrease)	4,146	99,400	642	17,547

Class R4
Shares Sold	4,505	$112,655	—	$—
Shares Issued for Reinvested Dividends	42	928	33	893
Shares Redeemed	(78)	(1,955)	—	—

Net Increase (Decrease)	4,469	111,628	33	893

90

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

US Small Cap Opportunities Fund – (continued)
Class R5
Shares Sold	328	$8,000	55	$1,540
Shares Issued for Reinvested Dividends	76	1,691	56	1,510
Shares Redeemed	—	—	(85)	(2,500)

Net Increase (Decrease)	404	9,691	26	550

Class Y
Shares Sold	44,896	$1,126,247	65,961	$1,851,673
Shares Issued for Reinvested Dividends	91,347	2,040,823	80,868	2,198,416
Shares Redeemed	(72,634)	(1,831,660)	(167,666)	(4,680,293)

Net Increase (Decrease)	63,609	1,335,410	(20,837)	(630,204)

Class F
Shares Sold	26,600	$654,530	75,428	$2,111,360
Shares Issued for Reinvested Dividends	9,328	208,483	3,723	101,247
Shares Redeemed	(21,478)	(520,177)	(16,013)	(445,068)

Net Increase (Decrease)	14,450	342,836	63,138	1,767,539

Class SDR
Shares Sold	3,101	$76,284	9,605	$264,619
Shares Issued for Reinvested Dividends	42,875	959,593	75,077	2,044,548
Shares Redeemed	(33,913)	(775,130)	(789,918)	(21,364,130)

Net Increase (Decrease)	12,063	260,747	(705,236)	(19,054,963)

Total Net Increase (Decrease)	553,811	$12,029,387	(798,210)	$(22,331,830)

US Small/Mid Cap Opportunities Fund
Class A
Shares Sold	1,067,800	$14,157,502	2,985,603	$42,697,659
Shares Issued for Reinvested Dividends	148,492	1,869,520	120,938	1,713,696
Shares Redeemed	(1,953,363)	(26,267,678)	(4,398,062)	(62,548,289)

Net Increase (Decrease)	(737,071)	(10,240,656)	(1,291,521)	(18,136,934)

Class C
Shares Sold	526,708	$7,146,058	2,301,458	$33,701,336
Shares Issued for Reinvested Dividends	101,881	1,309,177	50,409	733,959
Shares Redeemed	(915,387)	(12,523,915)	(901,168)	(13,178,215)

Net Increase (Decrease)	(286,798)	(4,068,680)	1,450,699	21,257,080

Class I
Shares Sold	8,812,495	$122,767,602	21,079,640	$312,424,602
Shares Issued for Reinvested Dividends	886,035	11,590,976	577,148	8,512,080
Shares Redeemed	(15,515,120)	(219,310,529)	(18,855,618)	(281,085,922)

Net Increase (Decrease)	(5,816,590)	(84,951,951)	2,801,170	39,850,760

Class R3
Shares Sold	53,462	$714,315	54,927	$788,537
Shares Issued for Reinvested Dividends	1,446	18,758	334	4,885
Shares Redeemed	(16,672)	(238,211)	(17,241)	(253,524)

Net Increase (Decrease)	38,236	494,862	38,020	539,898

Class R4
Shares Sold	14,063	$196,007	45,840	$679,086
Shares Issued for Reinvested Dividends	1,456	18,966	271	3,987
Shares Redeemed	(9,232)	(130,399)	(10,336)	(152,006)

Net Increase (Decrease)	6,287	84,574	35,775	531,067

Class R5
Shares Sold	102,345	$1,461,845	150,186	$2,197,738
Shares Issued for Reinvested Dividends	4,024	52,582	53	782
Shares Redeemed	(20,488)	(293,823)	(23,173)	(344,713)

Net Increase (Decrease)	85,881	1,220,604	127,066	1,853,807

Class Y
Shares Sold	1,301,889	$18,347,257	7,678,679	$115,062,697
Shares Issued for Reinvested Dividends	187,871	2,455,282	13,393	197,570
Shares Redeemed	(1,339,366)	(19,083,447)	(852,474)	(12,616,689)

Net Increase (Decrease)	150,394	1,719,092	6,839,598	102,643,578

91

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

	For the Six-Month Period Ended April 30, 2019		For the Year Ended October 31, 2018
	Shares	Amount	Shares	Amount

US Small/Mid Cap Opportunities Fund – (continued)
Class F
Shares Sold	1,397,349	$19,993,008	2,963,774	$44,209,743
Shares Issued for Reinvested Dividends	82,249	1,075,457	14,060	207,551
Shares Redeemed	(510,687)	(7,317,152)	(369,921)	(5,542,286)

Net Increase (Decrease)	968,911	13,751,313	2,607,913	38,875,008

Class SDR
Shares Sold	1,213,664	$16,483,020	3,165,349	$47,507,583
Shares Issued for Reinvested Dividends	103,292	1,352,705	28,219	417,154
Shares Redeemed	(624,786)	(8,957,162)	(615,226)	(9,227,851)

Net Increase (Decrease)	692,170	8,878,563	2,578,342	38,696,886

Total Net Increase (Decrease)	(4,898,580)	$(73,112,279)	15,187,062	$226,111,150

13.	Line of Credit:

Certain Funds participate in a committed line of credit pursuant to a credit agreement. Such Funds may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $370 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended April 30, 2019, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU becomes effective for public entities for fiscal years beginning after December 15, 2018, and for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on each Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

16.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2019, events and transactions subsequent to April 30, 2019, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement disclosure have been identified.

Effective May 1, 2019, the Hartford Schroders US Small/Mid Cap Opportunities Fund changed its name (now known as Hartford Schroders US MidCap Opportunities Fund), principal investment strategy and primary benchmark. For more information, please see the Fund’s most recent prospectus.

92

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2019 (Unaudited)

At a meeting held on March 6, 2019, the Board of Directors of The Hartford Mutual Funds II, Inc., of which the Global Strategic Bond Fund is a series, approved a Plan of Liquidation for the Global Strategic Bond Fund. Pursuant to the Plan of Liquidation, (1) all of the assets of the Global Strategic Bond Fund were converted to cash or cash equivalents on or before April 30, 2019 and (2) effective as of the close of business on April 30, 2019, all of the remaining assets of the Global Strategic Bond Fund were distributed to shareholders of the Global Strategic Bond Fund in complete cancellation and redemption of all the outstanding shares of the Global Strategic Bond Fund, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Global Strategic Bond Fund on the Fund’s books on April 30, 2019, including, but not limited to, income dividends and capital gains distributions, if any, payable through April 30, 2019, and (ii) pay such contingent liabilities as were reasonably deemed to exist against the assets of the Global Strategic Bond Fund on the Global Strategic Bond Fund’s books.

93

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at  http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

94

Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders Securitized Income Fund (Unaudited)

The Hartford Mutual Funds II, Inc.

Hartford Schroders Securitized Income Fund

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on February 5-6, 2019, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (the “Company”), including each of the Independent Directors, unanimously voted to approve for an initial two-year period an investment management agreement for Hartford Schroders Securitized Income Fund (the “Fund”) with Hartford Funds Management Company, LLC (“HFMC”) and a separate investment sub-advisory agreement between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (the “Sub-adviser,” and together with HFMC, the “Advisers”) on behalf of the Fund (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Directors and supporting materials relating to those questions and responses (the “Advisers Materials”). In addition, the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers received at meetings held on December 6, 2018, January 25, 2019 and February 5-6, 2019 regarding the Fund and its investment strategy.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and was assisted by counsel for the Company. The Independent Directors were also separately assisted by independent legal counsel throughout the evaluation process. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by each Adviser. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with each Adviser with respect to the services it provides to other funds managed by HFMC and its affiliates (the “Hartford Funds”).

With respect to HFMC, the Board noted that, under the Agreements, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that HFMC had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC and not delegated to, or assumed by, the Sub-adviser. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Funds, semi-annual meetings with the leaders of each Hartford Fund’s portfolio management team, and oversight of the portfolio managers to the Hartford Funds. The Board considered that HFMC would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.

With respect to the Sub-adviser, which would be responsible for the daily investment of the assets of the Fund, subject to oversight by HFMC, among the other services set forth in the sub-advisory agreement, the Board considered the Sub-adviser’s investment philosophy and process, investment research capabilities and resources, performance record, and experience.

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford Funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford Funds’ compliance program as a result of the addition of the Fund.

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-adviser. Based on these

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Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders Securitized Income Fund (Unaudited) – (continued)

considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-adviser.

Performance of the Sub-adviser

The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, composite performance data showing the portfolio management team’s capabilities in managing the Sub-adviser’s Opportunistic Multi-Sector Securitized strategy, noting that the Sub-adviser currently manages accounts that use an investment strategy substantially similar to that proposed for the Fund (but that none of the accounts are registered investment companies). The Board also considered information comparing the Sub-adviser’s Opportunistic Multi-Sector Securitized strategy’s composite performance data to the Fund’s proposed benchmark and an appropriate universe of peer funds. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.

Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-adviser have the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC and its affiliates from all services to be provided to the Fund and all aspects of their relationships with the Fund. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HFMC would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the sub-advisory agreement.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information that had been provided at meetings on January 25, 2019 and February 5-6, 2019 with respect to the management fees to be paid by the Fund to HFMC and the expected total expense ratios of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to the Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the proposed management and sub-advisory fees and expected total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees and expected total expenses relative to a peer group of funds (the “Peer Group”) selected from the relevant Lipper peer universe based on input from an independent financial services consultant engaged by the Independent Directors to assist them in evaluating the Fund’s proposed management and sub-advisory fees and estimated overall expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board considered that the Peer Group is an imprecise match for the Fund’s investment strategy because the Fund is expected to be more focused on investing in securitized assets than its Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses for the Fund’s Class A, Class I, Class Y, Class F and Class SDR shares to 1.10%, 0.85%, 0.80%, 0.70%, and 0.70%, respectively, each through February 29, 2020, with each such arrangement automatically renewing on an annual basis unless HFMC provides written notice of termination prior to the start of the next term or upon approval of the Board.

In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and projected total expense ratios, the Board considered that the Fund’s proposed weighted management fees were below its Peer Group average but above its Peer Group median for all asset levels. The Board further considered that the Fund’s proposed weighted management fees and estimated total expense ratio for Class A shares fell within the 3rd quintile of its Peer Group for all asset levels. The Board also considered that the Fund’s estimated total expense ratio for Class A shares, less Rule 12b-1 fees, was below its Peer Group average, above its Peer Group Median and within the 3rd quintile.

Based on these considerations, the Board concluded that the Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would reduce fee rates if and when Fund assets grow to more than $1 billion. The Board

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Hartford Schroders Funds

Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders Securitized Income Fund (Unaudited) – (continued)

considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board also considered that expense limitations that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also considered that HFMC has been active in managing expenses for the Hartford Funds. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Advisers Materials regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would review future growth in the Fund’s assets and the appropriateness of additional breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.

The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.

The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. As principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly owned subsidiary of the Sub-adviser, has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of the Fund, and HFMC would compensate SFA for such services.

The Board considered the benefits to the Fund’s future shareholders of being part of the Hartford Funds family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other Hartford Funds, and the ability to combine holdings in certain shares classes of the Fund with holdings in certain share classes of the other funds to obtain a reduced sales charge for Class A shares. The Board considered HFMC’s efforts to provide investors in the Hartford Funds family with a broad range of investment opportunities and the assumption of entrepreneurial and other risks by HFMC in sponsoring new funds to expand these opportunities for shareholders.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

97

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and its Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a secondary sub-adviser to certain Funds. HFD and HFMC are not affiliated with Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.

MFSAR-HSE19    6/19    211424    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 8, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)